As filed with the Securities and Exchange Commission on August 25, 2014

  File No. 333-176657
  File No. 811-8108

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  ☐

  PRE-EFFECTIVE AMENDMENT NO.  ☐

  POST-EFFECTIVE AMENDMENT NO. 11  ☒

  and/or
  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  ☐

  Amendment No. 221  ☒

Protective Variable Annuity
Separate Account

(Exact Name of Registrant)

Protective Life Insurance Company

(Name of Depositor)

2801 Highway 280 South

Birmingham, Alabama 35223

(Address of Depositor's Principal Executive Offices)

(205) 268-1000

Depositor's Telephone Number, including Area Code

MAX BERUEFFY, Esquire

Protective Life Insurance Company

2801 Highway 280 South

Birmingham, Alabama 35223

(Name and Address of Agent for Services)

Copy to:

STEPHEN E. ROTH, Esquire

THOMAS E. BISSET, Esquire

Sutherland Asbill & Brennan LLP

700 Sixth Street, N.W., Suite 700

Washington, DC 20001-3980

It is proposed that this filing will become effective (check appropriate box):

☐  Immediately upon filing pursuant to paragraph (b) of Rule 485

☒  On September 1, 2014, pursuant to paragraph (b) of Rule 485

☐  60 days after filing pursuant to paragraph (a) of Rule 485

☐  On September 1, 2014 pursuant to paragraph a(1) of Rule 485

Title of Securities Being Registered: Interests in a separate account issued through variable annuity contracts.

PART A

INFORMATION REQUIRED TO BE IN THE PROSPECTUS

Supplement Dated September 1, 2014
to
Prospectus Dated May 1, 2014

For
Protective Dimensions Variable Annuity Contracts

(Contracts issued before December 3, 2012)

Issued by
Protective Life Insurance Company
Protective Variable Annuity Separate Account

This Supplement clarifies and amends certain information contained in your variable annuity product prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference.

This information replaces the current fee information for the basic SecurePay rider as disclosed in the Periodic Charges fee table in your Prospectus, as well as the current fee for the basic SecurePay rider set forth in the Protected Lifetime Income Benefits ("SecurePay") With RightTime Option and the Charges and Deductions sections of your Prospectus. Capitalized terms used in this Supplement are defined in those sections.

Increase in Current Basic SecurePay Rider Fee

Effective September 5, 2014, we will increase the current fee for the basic SecurePay rider, a Protected Lifetime Income Benefit rider under your Contract. The maximum fee will not change. Please note that the current fee for the SecurePay FX rider is not changing.

Increase in Current Fee. Accordingly, the following table sets forth the new fee for the basic SecurePay rider.

Monthly SecurePay Fee (as an annualized percentage of the Benefit Base on each Monthly
Anniversary Day, beginning with the 1st Monthly Anniversary Day following election of the rider)

	Maximum	Current (Effective 9/5/14)*
SecurePay riders issued on or after May 1, 2012:
Purchase of SecurePay rider at time of Contract Purchase	1.40%	0.80%
Purchase of SecurePay rider under RightTime® option	1.40%	0.90%
SecurePay riders issued before May 1, 2012:
Purchase of SecurePay rider at time of Contract Purchase	1.40%	0.80%
Purchase of SecurePay rider under RightTime® option	1.40%	0.90%

Example of Charges. The examples shown in your Prospectus assume the purchase of the SecurePay FX rider, and therefore will not change as a result of this basic SecurePay rider fee increase.

Declining the Fee Increase. If you accept the increased fee, there is no need to do anything further. We will apply the increase to your rider on the above referenced effective date automatically. You may elect not to pay this increased SecurePay Fee, however. We have provided separate notification to you of this increase, which included instructions for declining the increased SecurePay Fee. If you do not notify us that you wish to decline the fee increase, we will increase your fee on the effective date.

If you elect not to pay the increased SecurePay Fee, your basic SecurePay rider will not terminate, and you will continue to be assessed your current SecurePay Fee. However, your subsequent SecurePay Anniversary Values under the rider will be $0 and you will give up the opportunity for any future increases in the Benefit Base.

* * *

For more information on the SecurePay riders, please refer to your SecurePay Protected Lifetime Income Benefit rider and your Prospectus, especially the Protected Lifetime Income Benefits ("SecurePay") With RightTimeSM Option section.

1

EXPLANATORY COMMENT

The prospectuses included in Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (File Nos. 333-176657 and 811-8108) filed on April 28, 2014 are incorporated herein by reference.

PROTECTIVE LIFE INSURANCE COMPANY

P.O. Box 10648
Birmingham, Alabama 35202-0648
Telephone: 1-800-456-6330

STATEMENT OF ADDITIONAL INFORMATION
PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
PROTECTIVE DIMENSIONS VARIABLE ANNUITY
A FLEXIBLE PREMIUM
DEFERRED VARIABLE AND FIXED ANNUITY CONTRACT

This Statement of Additional Information contains information in addition to the information described in the Prospectuses for the Protective Dimensions Variable Annuity, an individual flexible premium deferred variable and fixed annuity contract (the "Contract") offered by Protective Life Insurance Company. This Statement of Additional Information is not a Prospectus. It should be read only in conjunction with the Prospectuses for the Contract dated May 1, 2014, as supplemented on September 1, 2014, and the prospectuses for the Funds. You may obtain a copy of the Prospectuses by writing or calling us at our address or phone number shown above.

THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS SEPTEMBER 1, 2014.

STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS

Page
SAFEKEEPING OF ACCOUNT ASSETS	1
STATE REGULATION	1
RECORDS AND REPORTS	1
LEGAL MATTERS	1
EXPERTS	1
OTHER INFORMATION	2
FINANCIAL STATEMENTS	2

SAFEKEEPING OF ACCOUNT ASSETS

Title to the assets of the Variable Account is held by Protective Life. The assets are kept physically segregated and held separate and apart from the Company's General Account assets and from the assets in any other separate account.

Records are maintained of all purchases and redemptions of Fund shares held by each of the Sub-Accounts.

The officers and employees of Protective Life are covered by an insurance company blanket bond issued in the amount of $20 million dollars. The bond insures against dishonest and fraudulent acts of officers and employees.

STATE REGULATION

Protective Life is subject to regulation and supervision by the Department of Insurance of the State of Tennessee which periodically examines its affairs. It is also subject to the insurance laws and regulations of all jurisdictions where it is authorized to do business. Where required, a copy of the Contract form has been filed with, and, if applicable, approved by, insurance officials in each jurisdiction where the Contracts are sold. Protective Life is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.

RECORDS AND REPORTS

Protective Life will maintain all records and accounts relating to the Variable Account. As presently required by the 1940 Act and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to Owner(s) periodically at the last known address.

LEGAL MATTERS

Sutherland, Asbill & Brennan LLP of Washington, D. C. has provided advice on certain matters relating to the federal securities laws.

EXPERTS

The statement of assets and liabilities of Protective Variable Annuity Separate Account as of December 31, 2013 and the related statement of operations for the year then ended and the statement of changes in net assets for the years ended December 31, 2013 and 2012 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The consolidated financial statements of Protective Life Insurance Company as of December 31, 2013 and 2012 and for each of the three years in the period ended December 31, 2013 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The principal business address of PricewaterhouseCoopers LLP is 569 Brookwood Village, Suite 851, Birmingham, AL 35209.

1

OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 100 F Street, N. E., Washington, D.C. 20549.

FINANCIAL STATEMENTS

The audited statement of assets and liabilities of The Protective Variable Annuity Separate Account as of December 31, 2013 and the related statement of operations for the year then ended and the statement of changes in net assets for the years ended December 31, 2013 and 2012 as well as the Report of Independent Registered Public Accounting Firm are contained herein.

The audited consolidated balance sheets for Protective Life as of December 31, 2013 and 2012 and the related consolidated statements of income, share-owner's equity, and cash flows for each of the three years in the period ended December 31, 2013 as well as the Report of Independent Registered Public Accounting Firm are contained herein. Protective Life's financial statements should be considered only as bearing on its ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Protective Variable Annuity Separate Account.

Financial Statements follow this page.

2

All other schedules to the consolidated financial statements required by Article 7 of Regulation S-X are not required under the related instructions or are inapplicable and therefore have been omitted.

Report of Independent Registered Public Accounting Firm

To the Contract Owners of the Protective Variable Annuity Separate Account
and Board of Directors of Protective Life Insurance Company:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts as listed in Note 1 to such financial statements of the Protective Variable Annuity Separate Account (the "Separate Account") at December 31, 2013, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period ended December 31, 2013 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Protective Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Birmingham, Alabama
April 22, 2014

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES
Year Ended December 31, 2013
(in thousands)

	Goldman Sachs Large Cap Value	Goldman Sachs Strategic International Equity	Goldman Sachs Structured US Equity
Assets
Investment in sub-accounts at fair value	$71,674	$46,326	$38,933
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	71,674	46,326	38,933
Liabilities
Payable to Protective Life Insurance Company	13	18	19
Net Assets	$71,661	$46,308	$38,914
Accumulation Period	$71,491	$46,264	$38,800
Annuity Period	170	44	114
Net Assets	$71,661	$46,308	$38,914
	Goldman Sachs Structured Small Cap Equity	Goldman Sachs Strategic Growth	Goldman Sachs Mid Cap Value
Assets
Investment in sub-accounts at fair value	$36,162	$43,705	$10,786
Receivable from Protective Life Insurance Company	2	—	1
Total Assets	36,164	43,705	10,787
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$36,164	$43,705	$10,787
Accumulation Period	$36,057	$43,685	$10,764
Annuity Period	107	20	23
Net Assets	$36,164	$43,705	$10,787

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2013
(in thousands)

	Goldman Sachs Strategic Growth SC	Goldman Sachs Large Cap Value Fund SC	Goldman Sachs Strategic International Equity SC
Assets
Investment in sub-accounts at fair value	$171,088	$181,863	$62,577
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	171,088	181,863	62,577
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$171,088	$181,863	$62,577
Accumulation Period	$171,088	$181,863	$62,575
Annuity Period	—	—	2
Net Assets	$171,088	$181,863	$62,577
	Goldman Sachs Structured Small Cap Equity SC	Goldman Sachs Structured US Equity SC	Goldman Sachs VIT Growth Opportunities SC
Assets
Investment in sub-accounts at fair value	$25,339	$891	$75,402
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	25,339	891	75,402
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$25,339	$891	$75,402
Accumulation Period	$25,339	$891	$75,402
Annuity Period	—	—	—
Net Assets	$25,339	$891	$75,402

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2013
(in thousands)

	Goldman Sachs Mid Cap Value SC	Goldman Sachs Global Markets Navigator SC	Calvert VP SRI Balanced
Assets
Investment in sub-accounts at fair value	$140,981	$3,266	$1,730
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	140,981	3,266	1,730
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$140,981	$3,266	$1,730
Accumulation Period	$140,979	$3,266	$1,730
Annuity Period	2	—	—
Net Assets	$140,981	$3,266	$1,730
	MFS Growth Series IC	MFS Research IC	MFS Investors Trust IC
Assets
Investment in sub-accounts at fair value	$5,680	$7,810	$9,554
Receivable from Protective Life Insurance Company	—	1	—
Total Assets	5,680	7,811	9,554
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$5,680	$7,811	$9,554
Accumulation Period	$5,680	$7,806	$9,537
Annuity Period	—	5	17
Net Assets	$5,680	$7,811	$9,554

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2013
(in thousands)

	MFS Total Return IC	MFS New Discovery IC	MFS Utilities IC
Assets
Investment in sub-accounts at fair value	$33,548	$3,700	$5,123
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	33,548	3,700	5,123
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$33,548	$3,700	$5,123
Accumulation Period	$33,538	$3,700	$5,123
Annuity Period	10	—	—
Net Assets	$33,548	$3,700	$5,123
	MFS Investors Growth Stock IC	MFS Growth Series SC	MFS Research SC
Assets
Investment in sub-accounts at fair value	$2,590	$107,814	$7,010
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	2,590	107,814	7,010
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$2,590	$107,814	$7,010
Accumulation Period	$2,590	$107,810	$7,010
Annuity Period	—	4	—
Net Assets	$2,590	$107,814	$7,010

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2013
(in thousands)

	MFS Investors Trust SC	MFS Total Return SC	MFS New Discovery SC
Assets
Investment in sub-accounts at fair value	$163,257	$104,046	$158,400
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	163,257	104,046	158,400
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$163,257	$104,046	$158,400
Accumulation Period	$163,257	$104,030	$158,400
Annuity Period	—	16	—
Net Assets	$163,257	$104,046	$158,400
	MFS Utilities SC	MFS Investors Growth Stock SC	MFS VIT Research Bond SC
Assets
Investment in sub-accounts at fair value	$75,165	$70,891	$642,579
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	75,165	70,891	642,579
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$75,165	$70,891	$642,579
Accumulation Period	$75,165	$70,891	$642,579
Annuity Period	—	—	—
Net Assets	$75,165	$70,891	$642,579

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2013
(in thousands)

	MFS VIT Value SC	MFS VIT II Emerging Markets Equity SC	MFS VIT II International Value SC
Assets
Investment in sub-accounts at fair value	$471,818	$4,467	$87,721
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	471,818	4,467	87,721
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$471,818	$4,467	$87,721
Accumulation Period	$471,818	$4,467	$87,721
Annuity Period	—	—	—
Net Assets	$471,818	$4,467	$87,721
	Oppenheimer Money Fund/VA	Oppenheimer Discovery Mid Cap Growth Fund/VA	Oppenheimer Capital Appreciation Fund/VA
Assets
Investment in sub-accounts at fair value	$116,188	$3,343	$10,032
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	116,188	3,343	10,032
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$116,188	$3,343	$10,032
Accumulation Period	$116,182	$3,343	$10,032
Annuity Period	6	—	—
Net Assets	$116,188	$3,343	$10,032

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2013
(in thousands)

	Oppenheimer Main Street Fund/VA	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer Global Fund/VA
Assets
Investment in sub-accounts at fair value	$12,996	$18,180	$12,082
Receivable from Protective Life Insurance Company	—	1	—
Total Assets	12,996	18,181	12,082
Liabilities
Payable to Protective Life Insurance Company	1	—	—
Net Assets	$12,995	$18,181	$12,082
Accumulation Period	$12,979	$18,142	$12,068
Annuity Period	16	39	14
Net Assets	$12,995	$18,181	$12,082
	Oppenheimer Discovery Mid Cap Growth Fund/VA SC	Oppenheimer Capital Appreciation Fund/VA SC	Oppenheimer Main Street Fund/VA SC
Assets
Investment in sub-accounts at fair value	$1,024	$39,883	$18,944
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	1,024	39,883	18,944
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$1,024	$39,883	$18,944
Accumulation Period	$1,024	$39,874	$18,944
Annuity Period	—	9	—
Net Assets	$1,024	$39,883	$18,944

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2013
(in thousands)

	Oppenheimer Global Strategic Income Fund/VA SC	Oppenheimer Global Fund/VA SC	Van Eck Global Hard Asset
Assets
Investment in sub-accounts at fair value	$427,091	$399,019	$326
Receivable from Protective Life Insurance Company	2	1	—
Total Assets	427,093	399,020	326
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$427,093	$399,020	$326
Accumulation Period	$427,044	$398,972	$326
Annuity Period	49	48	—
Net Assets	$427,093	$399,020	$326
	Invesco VI American Franchise	Invesco VI Comstock	Invesco VI Growth & Income
Assets
Investment in sub-accounts at fair value	$6,990	$43,223	$46,450
Receivable from Protective Life Insurance Company	—	2	2
Total Assets	6,990	43,225	46,452
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$6,990	$43,225	$46,452
Accumulation Period	$6,990	$43,124	$46,420
Annuity Period	—	101	32
Net Assets	$6,990	$43,225	$46,452

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2013
(in thousands)

	Invesco VI Mid-Cap Growth II	Invesco VI Equity and Income II	Invesco VI American Franchise II
Assets
Investment in sub-accounts at fair value	$42,639	$236,067	$4,326
Receivable from Protective Life Insurance Company	—	1	—
Total Assets	42,639	236,068	4,326
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$42,639	$236,068	$4,326
Accumulation Period	$42,625	$236,014	$4,322
Annuity Period	14	54	4
Net Assets	$42,639	$236,068	$4,326
	Invesco VI Comstock II	Invesco VI Growth & Income II	Invesco VI American Value II
Assets
Investment in sub-accounts at fair value	$221,494	$609,924	$56,182
Receivable from Protective Life Insurance Company	1	2	—
Total Assets	221,495	609,926	56,182
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$221,495	$609,926	$56,182
Accumulation Period	$221,459	$609,911	$56,182
Annuity Period	36	15	—
Net Assets	$221,495	$609,926	$56,182

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2013
(in thousands)

	Invesco VI Balanced Risk Allocation II	Invesco VI Government Securities II	Invesco VI International Growth II
Assets
Investment in sub-accounts at fair value	$70,321	$105,537	$81,151
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	70,321	105,537	81,151
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$70,321	$105,537	$81,151
Accumulation Period	$70,321	$105,537	$81,145
Annuity Period	—	—	6
Net Assets	$70,321	$105,537	$81,151
	Invesco VI Global Real Estate II	Invesco VI Small Cap Equity II	UIF Global Real Estate II
Assets
Investment in sub-accounts at fair value	$7,841	$11,681	$10,250
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	7,841	11,681	10,250
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$7,841	$11,681	$10,250
Accumulation Period	$7,841	$11,681	$10,250
Annuity Period	—	—	—
Net Assets	$7,841	$11,681	$10,250

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2013
(in thousands)

	Lord Abbett Growth & Income	Lord Abbett Bond Debenture	Lord Abbett Mid Cap Stock
Assets
Investment in sub-accounts at fair value	$129,041	$546,337	$89,507
Receivable from Protective Life Insurance Company	—	1	2
Total Assets	129,041	546,338	89,509
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$129,041	$546,338	$89,509
Accumulation Period	$128,986	$546,304	$89,427
Annuity Period	55	34	82
Net Assets	$129,041	$546,338	$89,509
	Lord Abbett Growth Opportunities	Lord Abbett Calibrated Dividend Growth	Lord Abbett International Opportunities
Assets
Investment in sub-accounts at fair value	$32,227	$55,195	$31,920
Receivable from Protective Life Insurance Company	1	2	—
Total Assets	32,228	55,197	31,920
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$32,228	$55,197	$31,920
Accumulation Period	$32,222	$55,159	$31,920
Annuity Period	6	38	—
Net Assets	$32,228	$55,197	$31,920

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2013
(in thousands)

	Lord Abbett Classic Stock	Lord Abbett Series Fundamental Equity VC	Fidelity Index 500 Portfolio SC2
Assets
Investment in sub-accounts at fair value	$25,161	$221,856	$70,003
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	25,161	221,856	70,003
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$25,161	$221,856	$70,003
Accumulation Period	$25,161	$221,856	$70,003
Annuity Period	—	—	—
Net Assets	$25,161	$221,856	$70,003
	Fidelity Growth Portfolio SC2	Fidelity Contrafund Portfolio SC2	Fidelity Mid Cap SC2
Assets
Investment in sub-accounts at fair value	$3,295	$248,636	$308,715
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	3,295	248,636	308,715
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$3,295	$248,636	$308,715
Accumulation Period	$3,295	$248,623	$308,715
Annuity Period	—	13	—
Net Assets	$3,295	$248,636	$308,715

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2013
(in thousands)

	Fidelity Equity Income SC2	Fidelity Investment Grade Bonds SC2	Fidelity Freedom Fund - 2015 Maturity SC2
Assets
Investment in sub-accounts at fair value	$10,492	$151,144	$1,081
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	10,492	151,144	1,081
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$10,492	$151,144	$1,081
Accumulation Period	$10,492	$151,139	$1,081
Annuity Period	—	5	—
Net Assets	$10,492	$151,144	$1,081
	Fidelity Freedom Fund - 2020 Maturity SC2	Franklin Flex Cap Growth Securities	Franklin Income Securities
Assets
Investment in sub-accounts at fair value	$1,847	$21,883	$244,488
Receivable from Protective Life Insurance Company	—	—	3
Total Assets	1,847	21,883	244,491
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$1,847	$21,883	$244,491
Accumulation Period	$1,847	$21,882	$244,435
Annuity Period	—	1	56
Net Assets	$1,847	$21,883	$244,491

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2013
(in thousands)

	Franklin Rising Dividend Securities	Franklin Small-Mid Cap Growth Securities	Franklin Small Cap Value Securities CL 2
Assets
Investment in sub-accounts at fair value	$369,882	$27,080	$55,983
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	369,882	27,080	55,983
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$369,882	$27,080	$55,983
Accumulation Period	$369,880	$27,079	$55,983
Annuity Period	2	1	—
Net Assets	$369,882	$27,080	$55,983
	Franklin US Government Fund	Templeton Growth Securities	Templeton Foreign Securities
Assets
Investment in sub-accounts at fair value	$560,229	$176,915	$140,153
Receivable from Protective Life Insurance Company	1	2	—
Total Assets	560,230	176,917	140,153
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$560,230	$176,917	$140,153
Accumulation Period	$560,197	$176,887	$140,151
Annuity Period	33	30	2
Net Assets	$560,230	$176,917	$140,153

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2013
(in thousands)

	Templeton Global Bond Securities Fund II	Templeton Developing Markets Sec CL2	Mutual Shares Securities
Assets
Investment in sub-accounts at fair value	$315,567	$4,214	$747,534
Receivable from Protective Life Insurance Company	1	—	3
Total Assets	315,568	4,214	747,537
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$315,568	$4,214	$747,537
Accumulation Period	$315,553	$4,214	$747,484
Annuity Period	15	—	53
Net Assets	$315,568	$4,214	$747,537
	American Asset Allocation Fund Class 2	ClearBridge Variable Mid Cap Core II	ClearBridge Variable Small Cap Growth II
Assets
Investment in sub-accounts at fair value	$70,370	$56,901	$11,118
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	70,370	56,901	11,118
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$70,370	$56,901	$11,118
Accumulation Period	$70,370	$56,901	$11,118
Annuity Period	—	—	—
Net Assets	$70,370	$56,901	$11,118

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2013
(in thousands)

	Legg Mason Dynamic Multi-Strategy VIT II	PIMCO VIT Long-Term US Government Advisor	PIMCO VIT Low Duration Advisor
Assets
Investment in sub-accounts at fair value	$30,601	$11,064	$86,219
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	30,601	11,064	86,219
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$30,601	$11,064	$86,219
Accumulation Period	$30,601	$11,064	$86,219
Annuity Period	—	—	—
Net Assets	$30,601	$11,064	$86,219
	PIMCO VIT Real Return Advisor	PIMCO VIT Short-Term Advisor	PIMCO VIT Total Return Advisor
Assets
Investment in sub-accounts at fair value	$317,960	$82,907	$818,498
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	317,960	82,907	818,498
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$317,960	$82,907	$818,498
Accumulation Period	$317,960	$82,907	$818,498
Annuity Period	—	—	—
Net Assets	$317,960	$82,907	$818,498

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2013
(in thousands)

	PIMCO VIT All Asset Advisor	PIMCO VIT Global Diversified Allocation Portfolio	Royce Capital Fund Micro-Cap SC
Assets
Investment in sub-accounts at fair value	$6,413	$615	$29,991
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	6,413	615	29,991
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$6,413	$615	$29,991
Accumulation Period	$6,413	$615	$29,991
Annuity Period	—	—	—
Net Assets	$6,413	$615	$29,991
	Royce Capital Fund Small-Cap SC	Guggenheim Floating Rate Strategies (Series F)	Rydex Inverse Government Long Bond
Assets
Investment in sub-accounts at fair value	$209,486	$84	$7
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	209,486	84	7
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$209,486	$84	$7
Accumulation Period	$209,486	$84	$7
Annuity Period	—	—	—
Net Assets	$209,486	$84	$7

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2013
(in thousands)

Rydex Commodities Strategy
Assets
Investment in sub-accounts at fair value	$7
Receivable from Protective Life Insurance Company	—
Total Assets	7
Liabilities
Payable to Protective Life Insurance Company	—
Net Assets	$7
Accumulation Period	$7
Annuity Period	—
Net Assets	$7

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS
Year Ended December 31, 2013
(in thousands)

	Goldman Sachs Large Cap Value	Goldman Sachs Strategic International Equity	Goldman Sachs Structured US Equity
Investment Income
Dividends	$810	$802	$401
Expense
Mortality and expense risk and administrative charges	815	485	489
Net investment income (loss)	(5)	317	(88)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	2,636	(2,072)	2,281
Capital gain distribution	7,739	—	—
Net realized gain (loss) on investments	10,375	(2,072)	2,281
Net unrealized appreciation (depreciation) on investments during the period	8,892	11,172	9,077
Net realized and unrealized gain (loss) on investments	19,267	9,100	11,358
Net Increase (Decrease) in Net Assets resulting from Operations	$19,262	$9,417	$11,270
	Goldman Sachs Structured Small Cap Equity	Goldman Sachs Strategic Growth	Goldman Sachs Mid Cap Value
Investment Income
Dividends	$327	$161	$84
Expense
Mortality and expense risk and administrative charges	419	468	104
Net investment income (loss)	(92)	(307)	(20)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	1,155	2,884	248
Capital gain distribution	4,124	1,512	813
Net realized gain (loss) on investments	5,279	4,396	1,061
Net unrealized appreciation (depreciation) on investments during the period	4,951	7,132	1,897
Net realized and unrealized gain (loss) on investments	10,230	11,528	2,958
Net Increase (Decrease) in Net Assets resulting from Operations	$10,138	$11,221	$2,938

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2013
(in thousands)

	Goldman Sachs Strategic Growth SC	Goldman Sachs Large Cap Value Fund SC	Goldman Sachs Strategic International Equity SC
Investment Income
Dividends	$249	$1,613	$934
Expense
Mortality and expense risk and administrative charges	1,815	1,854	530
Net investment income (loss)	(1,566)	(241)	404
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	4,042	7,607	1,693
Capital gain distribution	5,933	19,673	—
Net realized gain (loss) on investments	9,975	27,280	1,693
Net unrealized appreciation (depreciation) on investments during the period	31,340	20,494	10,097
Net realized and unrealized gain (loss) on investments	41,315	47,774	11,790
Net Increase (Decrease) in Net Assets resulting from Operations	$39,749	$47,533	$12,194
	Goldman Sachs Structured Small Cap Equity SC	Goldman Sachs Structured US Equity SC	Goldman Sachs VIT Growth Opportunities SC
Investment Income
Dividends	$170	$7	$—
Expense
Mortality and expense risk and administrative charges	199	10	809
Net investment income (loss)	(29)	(3)	(809)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	2,224	54	1,932
Capital gain distribution	2,911	—	4,714
Net realized gain (loss) on investments	5,135	54	6,646
Net unrealized appreciation (depreciation) on investments during the period	2,011	208	13,126
Net realized and unrealized gain (loss) on investments	7,146	262	19,772
Net Increase (Decrease) in Net Assets resulting from Operations	$7,117	$259	$18,963

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2013
(in thousands)

	Goldman Sachs Mid Cap Value SC	Goldman Sachs Global Markets Navigator SC	Calvert VP SRI Balanced
Investment Income
Dividends	$796	$1	$17
Expense
Mortality and expense risk and administrative charges	1,437	12	24
Net investment income (loss)	(641)	(11)	(7)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	2,455	(1)	2
Capital gain distribution	10,632	77	146
Net realized gain (loss) on investments	13,087	76	148
Net unrealized appreciation (depreciation) on investments during the period	18,741	47	122
Net realized and unrealized gain (loss) on investments	31,828	123	270
Net Increase (Decrease) in Net Assets resulting from Operations	$31,187	$112	$263
	MFS Growth Series IC	MFS Research IC	MFS Investors Trust IC
Investment Income
Dividends	$12	$24	$98
Expense
Mortality and expense risk and administrative charges	70	103	124
Net investment income (loss)	(58)	(79)	(26)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	268	394	479
Capital gain distribution	37	18	—
Net realized gain (loss) on investments	305	412	479
Net unrealized appreciation (depreciation) on investments during the period	1,281	1,660	1,965
Net realized and unrealized gain (loss) on investments	1,586	2,072	2,444
Net Increase (Decrease) in Net Assets resulting from Operations	$1,528	$1,993	$2,418

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2013
(in thousands)

	MFS Total Return IC	MFS New Discovery IC	MFS Utilities IC
Investment Income
Dividends	$591	$—	$116
Expense
Mortality and expense risk and administrative charges	429	46	69
Net investment income (loss)	162	(46)	47
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	1,029	53	194
Capital gain distribution	—	27	92
Net realized gain (loss) on investments	1,029	80	286
Net unrealized appreciation (depreciation) on investments during the period	4,272	1,067	561
Net realized and unrealized gain (loss) on investments	5,301	1,147	847
Net Increase (Decrease) in Net Assets resulting from Operations	$5,463	$1,101	$894
	MFS Investors Growth Stock IC	MFS Growth Series SC	MFS Research SC
Investment Income
Dividends	$15	$105	$18
Expense
Mortality and expense risk and administrative charges	34	805	69
Net investment income (loss)	(19)	(700)	(51)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	16	571	196
Capital gain distribution	76	639	15
Net realized gain (loss) on investments	92	1,210	211
Net unrealized appreciation (depreciation) on investments during the period	560	23,739	1,415
Net realized and unrealized gain (loss) on investments	652	24,949	1,626
Net Increase (Decrease) in Net Assets resulting from Operations	$633	$24,249	$1,575

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2013
(in thousands)

	MFS Investors Trust SC	MFS Total Return SC	MFS New Discovery SC
Investment Income
Dividends	$1,325	$1,636	$—
Expense
Mortality and expense risk and administrative charges	1,471	1,035	1,524
Net investment income (loss)	(146)	601	(1,524)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	1,892	1,173	2,946
Capital gain distribution	—	—	1,184
Net realized gain (loss) on investments	1,892	1,173	4,130
Net unrealized appreciation (depreciation) on investments during the period	31,709	13,941	41,294
Net realized and unrealized gain (loss) on investments	33,601	15,114	45,424
Net Increase (Decrease) in Net Assets resulting from Operations	$33,455	$15,715	$43,900
	MFS Utilities SC	MFS Investors Growth Stock SC	MFS VIT Research Bond SC
Investment Income
Dividends	$1,497	$280	$6,525
Expense
Mortality and expense risk and administrative charges	805	593	5,903
Net investment income (loss)	692	(313)	622
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	691	3,502	14
Capital gain distribution	1,332	2,101	2,632
Net realized gain (loss) on investments	2,023	5,603	2,646
Net unrealized appreciation (depreciation) on investments during the period	8,417	11,661	(15,738)
Net realized and unrealized gain (loss) on investments	10,440	17,264	(13,092)
Net Increase (Decrease) in Net Assets resulting from Operations	$11,132	$16,951	$(12,470)

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2013
(in thousands)

	MFS VIT Value SC	MFS VIT II Emerging Markets Equity SC	MFS VIT II International Value SC
Investment Income
Dividends	$4,083	$73	$911
Expense
Mortality and expense risk and administrative charges	4,287	59	557
Net investment income (loss)	(204)	14	354
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	7,390	(26)	17
Capital gain distribution	1,253	—	—
Net realized gain (loss) on investments	8,643	(26)	17
Net unrealized appreciation (depreciation) on investments during the period	104,539	(302)	12,756
Net realized and unrealized gain (loss) on investments	113,182	(328)	12,773
Net Increase (Decrease) in Net Assets resulting from Operations	$112,978	$(314)	$13,127
	Oppenheimer Money Fund/VA	Oppenheimer Discovery Mid Cap Growth Fund/VA	Oppenheimer Capital Appreciation Fund/VA
Investment Income
Dividends	$15	$—	$93
Expense
Mortality and expense risk and administrative charges	1,343	43	127
Net investment income (loss)	(1,328)	(43)	(34)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	—	55	338
Capital gain distribution	—	—	—
Net realized gain (loss) on investments	—	55	338
Net unrealized appreciation (depreciation) on investments during the period	(1)	884	2,042
Net realized and unrealized gain (loss) on investments	(1)	939	2,380
Net Increase (Decrease) in Net Assets resulting from Operations	$(1,329)	$896	$2,346

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2013
(in thousands)

	Oppenheimer Main Street Fund/VA	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer Global Fund/VA
Investment Income
Dividends	$135	$1,000	$158
Expense
Mortality and expense risk and administrative charges	164	271	149
Net investment income (loss)	(29)	729	9
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	405	190	440
Capital gain distribution	—	—	—
Net realized gain (loss) on investments	405	190	440
Net unrealized appreciation (depreciation) on investments during the period	2,862	(1,216)	2,214
Net realized and unrealized gain (loss) on investments	3,267	(1,026)	2,654
Net Increase (Decrease) in Net Assets resulting from Operations	$3,238	$(297)	$2,663
	Oppenheimer Discovery Mid Cap Growth Fund/VA SC	Oppenheimer Capital Appreciation Fund/VA SC	Oppenheimer Main Street Fund/VA SC
Investment Income
Dividends	$—	$278	$141
Expense
Mortality and expense risk and administrative charges	10	334	199
Net investment income (loss)	(10)	(56)	(58)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	48	1,954	407
Capital gain distribution	—	—	—
Net realized gain (loss) on investments	48	1,954	407
Net unrealized appreciation (depreciation) on investments during the period	236	7,388	3,912
Net realized and unrealized gain (loss) on investments	284	9,342	4,319
Net Increase (Decrease) in Net Assets resulting from Operations	$274	$9,286	$4,261

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2013
(in thousands)

	Oppenheimer Global Strategic Income Fund/VA SC	Oppenheimer Global Fund/VA SC	Van Eck Global Hard Asset
Investment Income
Dividends	$18,205	$4,242	$2
Expense
Mortality and expense risk and administrative charges	4,304	4,040	5
Net investment income (loss)	13,901	202	(3)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	313	8,395	9
Capital gain distribution	—	—	6
Net realized gain (loss) on investments	313	8,395	15
Net unrealized appreciation (depreciation) on investments during the period	(20,004)	74,213	14
Net realized and unrealized gain (loss) on investments	(19,691)	82,608	29
Net Increase (Decrease) in Net Assets resulting from Operations	$(5,790)	$82,810	$26
	Invesco VI American Franchise	Invesco VI Comstock	Invesco VI Growth & Income
Investment Income
Dividends	$28	$675	$651
Expense
Mortality and expense risk and administrative charges	78	509	554
Net investment income (loss)	(50)	166	97
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	(37)	1,906	2,508
Capital gain distribution	—	—	385
Net realized gain (loss) on investments	(37)	1,906	2,893
Net unrealized appreciation (depreciation) on investments during the period	2,203	10,151	9,634
Net realized and unrealized gain (loss) on investments	2,166	12,057	12,527
Net Increase (Decrease) in Net Assets resulting from Operations	$2,116	$12,223	$12,624
The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2013
(in thousands)

	Invesco VI Mid-Cap Growth II	Invesco VI Equity and Income II	Invesco VI American Franchise II
Investment Income
Dividends	$82	$3,262	$9
Expense
Mortality and expense risk and administrative charges	421	2,307	39
Net investment income (loss)	(339)	955	(30)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	1,329	4,269	242
Capital gain distribution	—	—	—
Net realized gain (loss) on investments	1,329	4,269	242
Net unrealized appreciation (depreciation) on investments during the period	10,501	38,473	1,060
Net realized and unrealized gain (loss) on investments	11,830	42,742	1,302
Net Increase (Decrease) in Net Assets resulting from Operations	$11,491	$43,697	$1,272
	Invesco VI Comstock II	Invesco VI Growth & Income II	Invesco VI American Value II
Investment Income
Dividends	$2,928	$7,033	$249
Expense
Mortality and expense risk and administrative charges	2,114	5,944	367
Net investment income (loss)	814	1,089	(118)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	7,288	13,172	102
Capital gain distribution	—	4,860	—
Net realized gain (loss) on investments	7,288	18,032	102
Net unrealized appreciation (depreciation) on investments during the period	52,468	125,672	10,126
Net realized and unrealized gain (loss) on investments	59,756	143,704	10,228
Net Increase (Decrease) in Net Assets resulting from Operations	$60,570	$144,793	$10,110

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2013
(in thousands)

	Invesco VI Balanced Risk Allocation II	Invesco VI Government Securities II	Invesco VI International Growth II
Investment Income
Dividends	$1,054	$3,541	$693
Expense
Mortality and expense risk and administrative charges	850	933	507
Net investment income (loss)	204	2,608	186
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	(144)	23	31
Capital gain distribution	2,000	—	—
Net realized gain (loss) on investments	1,856	23	31
Net unrealized appreciation (depreciation) on investments during the period	(2,364)	(6,674)	9,563
Net realized and unrealized gain (loss) on investments	(508)	(6,651)	9,594
Net Increase (Decrease) in Net Assets resulting from Operations	$(304)	$(4,043)	$9,780
	Invesco VI Global Real Estate II	Invesco VI Small Cap Equity II	UIF Global Real Estate II
Investment Income
Dividends	$329	$—	$407
Expense
Mortality and expense risk and administrative charges	96	70	143
Net investment income (loss)	233	(70)	264
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	(131)	2	122
Capital gain distribution	—	93	—
Net realized gain (loss) on investments	(131)	95	122
Net unrealized appreciation (depreciation) on investments during the period	(330)	2,162	(249)
Net realized and unrealized gain (loss) on investments	(461)	2,257	(127)
Net Increase (Decrease) in Net Assets resulting from Operations	$(228)	$2,187	$137

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2013
(in thousands)

	Lord Abbett Growth & Income	Lord Abbett Bond Debenture	Lord Abbett Mid Cap Stock
Investment Income
Dividends	$675	$26,691	$347
Expense
Mortality and expense risk and administrative charges	1,345	5,675	864
Net investment income (loss)	(670)	21,016	(517)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	5,355	1,066	3,201
Capital gain distribution	—	10,541	—
Net realized gain (loss) on investments	5,355	11,607	3,201
Net unrealized appreciation (depreciation) on investments during the period	32,128	(317)	19,587
Net realized and unrealized gain (loss) on investments	37,483	11,290	22,788
Net Increase (Decrease) in Net Assets resulting from Operations	$36,813	$32,306	$22,271
	Lord Abbett Growth Opportunities	Lord Abbett Calibrated Dividend Growth	Lord Abbett International Opportunities
Investment Income
Dividends	$—	$831	$548
Expense
Mortality and expense risk and administrative charges	278	497	281
Net investment income (loss)	(278)	334	267
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	956	1,213	1,668
Capital gain distribution	4,978	4,762	2,484
Net realized gain (loss) on investments	5,934	5,975	4,152
Net unrealized appreciation (depreciation) on investments during the period	3,501	5,540	3,586
Net realized and unrealized gain (loss) on investments	9,435	11,515	7,738
Net Increase (Decrease) in Net Assets resulting from Operations	$9,157	$11,849	$8,005

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2013
(in thousands)

	Lord Abbett Classic Stock	Lord Abbett Series Fundamental Equity VC	Fidelity Index 500 Portfolio SC2
Investment Income
Dividends	$233	$479	$1,072
Expense
Mortality and expense risk and administrative charges	255	2,251	766
Net investment income (loss)	(22)	(1,772)	306
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	360	2,472	1,311
Capital gain distribution	2,473	25,759	575
Net realized gain (loss) on investments	2,833	28,231	1,886
Net unrealized appreciation (depreciation) on investments during the period	2,531	26,452	13,577
Net realized and unrealized gain (loss) on investments	5,364	54,683	15,463
Net Increase (Decrease) in Net Assets resulting from Operations	$5,342	$52,911	$15,769
	Fidelity Growth Portfolio SC2	Fidelity Contrafund Portfolio SC2	Fidelity Mid Cap SC2
Investment Income
Dividends	$1	$1,892	$759
Expense
Mortality and expense risk and administrative charges	30	2,477	2,859
Net investment income (loss)	(29)	(585)	(2,100)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	132	4,044	2,885
Capital gain distribution	2	66	35,869
Net realized gain (loss) on investments	134	4,110	38,754
Net unrealized appreciation (depreciation) on investments during the period	769	52,128	38,693
Net realized and unrealized gain (loss) on investments	903	56,238	77,447
Net Increase (Decrease) in Net Assets resulting from Operations	$874	$55,653	$75,347

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2013
(in thousands)

	Fidelity Equity Income SC2	Fidelity Investment Grade Bonds SC2	Fidelity Freedom Fund - 2015 Maturity SC2
Investment Income
Dividends	$227	$3,345	$16
Expense
Mortality and expense risk and administrative charges	109	1,699	12
Net investment income (loss)	118	1,646	4
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	194	(64)	30
Capital gain distribution	670	1,913	15
Net realized gain (loss) on investments	864	1,849	45
Net unrealized appreciation (depreciation) on investments during the period	1,411	(8,262)	68
Net realized and unrealized gain (loss) on investments	2,275	(6,413)	113
Net Increase (Decrease) in Net Assets resulting from Operations	$2,393	$(4,767)	$117
	Fidelity Freedom Fund - 2020 Maturity SC2	Franklin Flex Cap Growth Securities	Franklin Income Securities
Investment Income
Dividends	$27	$1	$14,361
Expense
Mortality and expense risk and administrative charges	22	209	2,489
Net investment income (loss)	5	(208)	11,872
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	51	350	975
Capital gain distribution	25	49	—
Net realized gain (loss) on investments	76	399	975
Net unrealized appreciation (depreciation) on investments during the period	166	5,536	13,568
Net realized and unrealized gain (loss) on investments	242	5,935	14,543
Net Increase (Decrease) in Net Assets resulting from Operations	$247	$5,727	$26,415

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2013
(in thousands)

	Franklin Rising Dividend Securities	Franklin Small-Mid Cap Growth Securities	Franklin Small Cap Value Securities CL 2
Investment Income
Dividends	$5,172	$—	$652
Expense
Mortality and expense risk and administrative charges	3,642	276	564
Net investment income (loss)	1,530	(276)	88
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	8,966	387	1,707
Capital gain distribution	—	1,496	842
Net realized gain (loss) on investments	8,966	1,883	2,549
Net unrealized appreciation (depreciation) on investments during the period	68,830	5,547	12,267
Net realized and unrealized gain (loss) on investments	77,796	7,430	14,816
Net Increase (Decrease) in Net Assets resulting from Operations	$79,326	$7,154	$14,904
	Franklin US Government Fund	Templeton Growth Securities	Templeton Foreign Securities
Investment Income
Dividends	$13,973	$4,519	$3,062
Expense
Mortality and expense risk and administrative charges	5,427	1,752	1,335
Net investment income (loss)	8,546	2,767	1,727
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	(121)	3,523	3,163
Capital gain distribution	—	—	—
Net realized gain (loss) on investments	(121)	3,523	3,163
Net unrealized appreciation (depreciation) on investments during the period	(24,870)	37,088	20,856
Net realized and unrealized gain (loss) on investments	(24,991)	40,611	24,019
Net Increase (Decrease) in Net Assets resulting from Operations	$(16,445)	$43,378	$25,746

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2013
(in thousands)

	Templeton Global Bond Securities Fund II	Templeton Developing Markets Sec CL2	Mutual Shares Securities
Investment Income
Dividends	$13,452	$98	$14,244
Expense
Mortality and expense risk and administrative charges	3,415	56	7,313
Net investment income (loss)	10,037	42	6,931
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	4	(55)	11,371
Capital gain distribution	3,473	—	—
Net realized gain (loss) on investments	3,477	(55)	11,371
Net unrealized appreciation (depreciation) on investments during the period	(12,795)	(161)	137,304
Net realized and unrealized gain (loss) on investments	(9,318)	(216)	148,675
Net Increase (Decrease) in Net Assets resulting from Operations	$719	$(174)	$155,606
	American Asset Allocation Fund Class 2	ClearBridge Variable Mid Cap Core II	ClearBridge Variable Small Cap Growth II
Investment Income
Dividends	$970	$28	$4
Expense
Mortality and expense risk and administrative charges	668	601	104
Net investment income (loss)	302	(573)	(100)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	1,892	1,122	83
Capital gain distribution	—	3,758	741
Net realized gain (loss) on investments	1,892	4,880	824
Net unrealized appreciation (depreciation) on investments during the period	11,498	10,077	2,221
Net realized and unrealized gain (loss) on investments	13,390	14,957	3,045
Net Increase (Decrease) in Net Assets resulting from Operations	$13,692	$14,384	$2,945

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2013
(in thousands)

	Legg Mason Dynamic Multi-Strategy VIT II	PIMCO VIT Long-Term US Government Advisor	PIMCO VIT Low Duration Advisor
Investment Income
Dividends	$227	$298	$1,050
Expense
Mortality and expense risk and administrative charges	294	164	994
Net investment income (loss)	(67)	134	56
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	2	(404)	39
Capital gain distribution	33	652	—
Net realized gain (loss) on investments	35	248	39
Net unrealized appreciation (depreciation) on investments during the period	2,753	(2,396)	(1,227)
Net realized and unrealized gain (loss) on investments	2,788	(2,148)	(1,188)
Net Increase (Decrease) in Net Assets resulting from Operations	$2,721	$(2,014)	$(1,132)
	PIMCO VIT Real Return Advisor	PIMCO VIT Short-Term Advisor	PIMCO VIT Total Return Advisor
Investment Income
Dividends	$5,455	$396	$16,382
Expense
Mortality and expense risk and administrative charges	3,576	768	9,052
Net investment income (loss)	1,879	(372)	7,330
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	(371)	17	(246)
Capital gain distribution	2,563	—	7,142
Net realized gain (loss) on investments	2,192	17	6,896
Net unrealized appreciation (depreciation) on investments during the period	(36,589)	(84)	(39,680)
Net realized and unrealized gain (loss) on investments	(34,397)	(67)	(32,784)
Net Increase (Decrease) in Net Assets resulting from Operations	$(32,518)	$(439)	$(25,454)

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2013
(in thousands)

	PIMCO VIT All Asset Advisor	PIMCO VIT Global Diversified Allocation Portfolio	Royce Capital Fund Micro-Cap SC
Investment Income
Dividends	$383	$21	$97
Expense
Mortality and expense risk and administrative charges	121	3	305
Net investment income (loss)	262	18	(208)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	(189)	1	173
Capital gain distribution	—	16	770
Net realized gain (loss) on investments	(189)	17	943
Net unrealized appreciation (depreciation) on investments during the period	(311)	(11)	4,104
Net realized and unrealized gain (loss) on investments	(500)	6	5,047
Net Increase (Decrease) in Net Assets resulting from Operations	$(238)	$24	$4,839
	Royce Capital Fund Small-Cap SC	Guggenheim Floating Rate Strategies (Series F)	Rydex Inverse Government Long Bond
Investment Income
Dividends	$1,853	$—	$—
Expense
Mortality and expense risk and administrative charges	2,123	—	—
Net investment income (loss)	(270)	—	—
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	2,850	—	—
Capital gain distribution	10,775	—	—
Net realized gain (loss) on investments	13,625	—	—
Net unrealized appreciation (depreciation) on investments during the period	37,072	1	—
Net realized and unrealized gain (loss) on investments	50,697	1	—
Net Increase (Decrease) in Net Assets resulting from Operations	$50,427	$1	$—

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2013
(in thousands)

Rydex Commodities Strategy
Investment Income
Dividends	$—
Expense
Mortality and expense risk and administrative charges	—
Net investment income (loss)	—
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	—
Capital gain distribution	—
Net realized gain (loss) on investments	—
Net unrealized appreciation (depreciation) on investments during the period	—
Net realized and unrealized gain (loss) on investments	—
Net Increase (Decrease) in Net Assets resulting from Operations	$—

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
Year Ended December 31, 2013
(in thousands)

	Goldman Sachs Large Cap Value	Goldman Sachs Strategic International Equity	Goldman Sachs Structured US Equity
From Operations
Net investment income (loss)	$(5)	$317	$(88)
Net realized gain (loss) on investments	10,375	(2,072)	2,281
Net unrealized appreciation (depreciation) of investments during the period	8,892	11,172	9,077
Net increase (decrease) in net assets resulting from operations	19,262	9,417	11,270
From Variable Annuity Contract Transactions
Contract owners' net payments	196	91	137
Contract maintenance fees	(93)	(144)	(25)
Surrenders	(9,985)	(5,196)	(4,973)
Death benefits	(1,865)	(1,005)	(1,072)
Transfer (to) from other portfolios	(2,579)	(2,134)	(1,125)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(14,326)	(8,388)	(7,058)
Total increase (decrease) in net assets	4,936	1,029	4,212
Net Assets
Beginning of Year	66,725	45,279	34,702
End of Year	$71,661	$46,308	$38,914
	Goldman Sachs Structured Small Cap Equity	Goldman Sachs Strategic Growth	Goldman Sachs Mid Cap Value
From Operations
Net investment income (loss)	$(92)	$(307)	$(20)
Net realized gain (loss) on investments	5,279	4,396	1,061
Net unrealized appreciation (depreciation) of investments during the period	4,951	7,132	1,897
Net increase (decrease) in net assets resulting from operations	10,138	11,221	2,938
From Variable Annuity Contract Transactions
Contract owners' net payments	130	102	17
Contract maintenance fees	(63)	(71)	(11)
Surrenders	(4,669)	(5,051)	(2,293)
Death benefits	(720)	(952)	(65)
Transfer (to) from other portfolios	(1,454)	(1,506)	(176)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(6,776)	(7,478)	(2,528)
Total increase (decrease) in net assets	3,362	3,743	410
Net Assets
Beginning of Year	32,802	39,962	10,377
End of Year	$36,164	$43,705	$10,787

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2013
(in thousands)

	Goldman Sachs Strategic Growth SC	Goldman Sachs Large Cap Value Fund SC	Goldman Sachs Strategic International Equity SC
From Operations
Net investment income (loss)	$(1,566)	$(241)	$404
Net realized gain (loss) on investments	9,975	27,280	1,693
Net unrealized appreciation (depreciation) of investments during the period	31,340	20,494	10,097
Net increase (decrease) in net assets resulting from operations	39,749	47,533	12,194
From Variable Annuity Contract Transactions
Contract owners' net payments	18,545	373	1,098
Contract maintenance fees	(1,350)	(1,511)	(541)
Surrenders	(5,818)	(7,419)	(3,149)
Death benefits	(999)	(1,344)	(482)
Transfer (to) from other portfolios	2,243	(18,020)	(3,697)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	12,621	(27,921)	(6,771)
Total increase (decrease) in net assets	52,370	19,612	5,423
Net Assets
Beginning of Year	118,718	162,251	57,154
End of Year	$171,088	$181,863	$62,577
	Goldman Sachs Structured Small Cap Equity SC	Goldman Sachs Structured US Equity SC	Goldman Sachs VIT Growth Opportunities SC
From Operations
Net investment income (loss)	$(29)	$(3)	$(809)
Net realized gain (loss) on investments	5,135	54	6,646
Net unrealized appreciation (depreciation) of investments during the period	2,011	208	13,126
Net increase (decrease) in net assets resulting from operations	7,117	259	18,963
From Variable Annuity Contract Transactions
Contract owners' net payments	8	1	1,252
Contract maintenance fees	(222)	(7)	(501)
Surrenders	(1,301)	(34)	(2,317)
Death benefits	(157)	(19)	(466)
Transfer (to) from other portfolios	(2,327)	(84)	(6,672)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(3,999)	(143)	(8,704)
Total increase (decrease) in net assets	3,118	116	10,259
Net Assets
Beginning of Year	22,221	775	65,143
End of Year	$25,339	$891	$75,402

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2013
(in thousands)

	Goldman Sachs Mid Cap Value SC	Goldman Sachs Global Markets Navigator SC	Calvert VP SRI Balanced
From Operations
Net investment income (loss)	$(641)	$(11)	$(7)
Net realized gain (loss) on investments	13,087	76	148
Net unrealized appreciation (depreciation) of investments during the period	18,741	47	122
Net increase (decrease) in net assets resulting from operations	31,187	112	263
From Variable Annuity Contract Transactions
Contract owners' net payments	18,691	239	—
Contract maintenance fees	(1,183)	(10)	(1)
Surrenders	(3,400)	(39)	(189)
Death benefits	(741)	—	(59)
Transfer (to) from other portfolios	6,090	2,964	6
Net increase (decrease) in net assets resulting from variable annuity contract transactions	19,457	3,154	(243)
Total increase (decrease) in net assets	50,644	3,266	20
Net Assets
Beginning of Year	90,337	—	1,710
End of Year	$140,981	$3,266	$1,730
	MFS Growth Series IC	MFS Research IC	MFS Investors Trust IC
From Operations
Net investment income (loss)	$(58)	$(79)	$(26)
Net realized gain (loss) on investments	305	412	479
Net unrealized appreciation (depreciation) of investments during the period	1,281	1,660	1,965
Net increase (decrease) in net assets resulting from operations	1,528	1,993	2,418
From Variable Annuity Contract Transactions
Contract owners' net payments	46	48	43
Contract maintenance fees	(5)	(6)	(5)
Surrenders	(652)	(915)	(1,055)
Death benefits	(138)	(198)	(488)
Transfer (to) from other portfolios	108	(66)	(173)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(641)	(1,137)	(1,678)
Total increase (decrease) in net assets	887	856	740
Net Assets
Beginning of Year	4,793	6,955	8,814
End of Year	$5,680	$7,811	$9,554

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2013
(in thousands)

	MFS Total Return IC	MFS New Discovery IC	MFS Utilities IC
From Operations
Net investment income (loss)	$162	$(46)	$47
Net realized gain (loss) on investments	1,029	80	286
Net unrealized appreciation (depreciation) of investments during the period	4,272	1,067	561
Net increase (decrease) in net assets resulting from operations	5,463	1,101	894
From Variable Annuity Contract Transactions
Contract owners' net payments	62	3	2
Contract maintenance fees	(15)	(2)	(2)
Surrenders	(4,458)	(310)	(558)
Death benefits	(973)	(115)	(183)
Transfer (to) from other portfolios	(241)	246	(161)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(5,625)	(178)	(902)
Total increase (decrease) in net assets	(162)	923	(8)
Net Assets
Beginning of Year	33,710	2,777	5,131
End of Year	$33,548	$3,700	$5,123
	MFS Investors Growth Stock IC	MFS Growth Series SC	MFS Research SC
From Operations
Net investment income (loss)	$(19)	$(700)	$(51)
Net realized gain (loss) on investments	92	1,210	211
Net unrealized appreciation (depreciation) of investments during the period	560	23,739	1,415
Net increase (decrease) in net assets resulting from operations	633	24,249	1,575
From Variable Annuity Contract Transactions
Contract owners' net payments	8	20,145	814
Contract maintenance fees	(1)	(856)	(37)
Surrenders	(377)	(2,123)	(339)
Death benefits	(122)	(556)	(151)
Transfer (to) from other portfolios	(24)	14,834	152
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(516)	31,444	439
Total increase (decrease) in net assets	117	55,693	2,014
Net Assets
Beginning of Year	2,473	52,121	4,996
End of Year	$2,590	$107,814	$7,010

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2013
(in thousands)

	MFS Investors Trust SC	MFS Total Return SC	MFS New Discovery SC
From Operations
Net investment income (loss)	$(146)	$601	$(1,524)
Net realized gain (loss) on investments	1,892	1,173	4,130
Net unrealized appreciation (depreciation) of investments during the period	31,709	13,941	41,294
Net increase (decrease) in net assets resulting from operations	33,455	15,715	43,900
From Variable Annuity Contract Transactions
Contract owners' net payments	30,579	6,617	16,796
Contract maintenance fees	(1,384)	(551)	(1,280)
Surrenders	(4,472)	(10,054)	(4,334)
Death benefits	(867)	(1,506)	(954)
Transfer (to) from other portfolios	17,100	4,123	1,849
Net increase (decrease) in net assets resulting from variable annuity contract transactions	40,956	(1,371)	12,077
Total increase (decrease) in net assets	74,411	14,344	55,977
Net Assets
Beginning of Year	88,846	89,702	102,423
End of Year	$163,257	$104,046	$158,400
	MFS Utilities SC	MFS Investors Growth Stock SC	MFS VIT Research Bond SC
From Operations
Net investment income (loss)	$692	$(313)	$622
Net realized gain (loss) on investments	2,023	5,603	2,646
Net unrealized appreciation (depreciation) of investments during the period	8,417	11,661	(15,738)
Net increase (decrease) in net assets resulting from operations	11,132	16,951	(12,470)
From Variable Annuity Contract Transactions
Contract owners' net payments	9,545	1,096	72,574
Contract maintenance fees	(597)	(587)	(5,391)
Surrenders	(3,140)	(3,976)	(17,435)
Death benefits	(463)	(682)	(4,065)
Transfer (to) from other portfolios	3,895	(4,215)	132,069
Net increase (decrease) in net assets resulting from variable annuity contract transactions	9,240	(8,364)	177,752
Total increase (decrease) in net assets	20,372	8,587	165,282
Net Assets
Beginning of Year	54,793	62,304	477,297
End of Year	$75,165	$70,891	$642,579

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2013
(in thousands)

	MFS VIT Value SC	MFS VIT II Emerging Markets Equity SC	MFS VIT II International Value SC
From Operations
Net investment income (loss)	$(204)	$14	$354
Net realized gain (loss) on investments	8,643	(26)	17
Net unrealized appreciation (depreciation) of investments during the period	104,539	(302)	12,756
Net increase (decrease) in net assets resulting from operations	112,978	(314)	13,127
From Variable Annuity Contract Transactions
Contract owners' net payments	58,117	2,752	26,868
Contract maintenance fees	(3,826)	(54)	(803)
Surrenders	(11,787)	(111)	(989)
Death benefits	(2,554)	(30)	(376)
Transfer (to) from other portfolios	18,489	(145)	19,753
Net increase (decrease) in net assets resulting from variable annuity contract transactions	58,439	2,412	44,453
Total increase (decrease) in net assets	171,417	2,098	57,580
Net Assets
Beginning of Year	300,401	2,369	30,141
End of Year	$471,818	$4,467	$87,721
	Oppenheimer Money Fund/VA	Oppenheimer Discovery Mid Cap Growth Fund/VA	Oppenheimer Capital Appreciation Fund/VA
From Operations
Net investment income (loss)	$(1,328)	$(43)	$(34)
Net realized gain (loss) on investments	—	55	338
Net unrealized appreciation (depreciation) of investments during the period	(1)	884	2,042
Net increase (decrease) in net assets resulting from operations	(1,329)	896	2,346
From Variable Annuity Contract Transactions
Contract owners' net payments	11,716	9	21
Contract maintenance fees	(895)	(3)	(6)
Surrenders	(33,769)	(304)	(1,077)
Death benefits	(2,988)	(83)	(172)
Transfer (to) from other portfolios	45,865	(3)	(219)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	19,929	(384)	(1,453)
Total increase (decrease) in net assets	18,600	512	893
Net Assets
Beginning of Year	97,588	2,831	9,139
End of Year	$116,188	$3,343	$10,032

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2013
(in thousands)

	Oppenheimer Main Street Fund/VA	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer Global Fund/VA
From Operations
Net investment income (loss)	$(29)	$729	$9
Net realized gain (loss) on investments	405	190	440
Net unrealized appreciation (depreciation) of investments during the period	2,862	(1,216)	2,214
Net increase (decrease) in net assets resulting from operations	3,238	(297)	2,663
From Variable Annuity Contract Transactions
Contract owners' net payments	73	104	7
Contract maintenance fees	(7)	(11)	(5)
Surrenders	(1,478)	(2,402)	(1,297)
Death benefits	(476)	(856)	(198)
Transfer (to) from other portfolios	(242)	(264)	(517)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(2,130)	(3,429)	(2,010)
Total increase (decrease) in net assets	1,108	(3,726)	653
Net Assets
Beginning of Year	11,887	21,907	11,429
End of Year	$12,995	$18,181	$12,082
	Oppenheimer Discovery Mid Cap Growth Fund/VA SC	Oppenheimer Capital Appreciation Fund/VA SC	Oppenheimer Main Street Fund/VA SC
From Operations
Net investment income (loss)	$(10)	$(56)	$(58)
Net realized gain (loss) on investments	48	1,954	407
Net unrealized appreciation (depreciation) of investments during the period	236	7,388	3,912
Net increase (decrease) in net assets resulting from operations	274	9,286	4,261
From Variable Annuity Contract Transactions
Contract owners' net payments	4	1,063	1,688
Contract maintenance fees	(4)	(312)	(129)
Surrenders	(84)	(2,446)	(826)
Death benefits	—	(372)	(167)
Transfer (to) from other portfolios	(42)	(1,335)	1,195
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(126)	(3,402)	1,761
Total increase (decrease) in net assets	148	5,884	6,022
Net Assets
Beginning of Year	876	33,999	12,922
End of Year	$1,024	$39,883	$18,944

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2013
(in thousands)

	Oppenheimer Global Strategic Income Fund/VA SC	Oppenheimer Global Fund/VA SC	Van Eck Global Hard Asset
From Operations
Net investment income (loss)	$13,901	$202	$(3)
Net realized gain (loss) on investments	313	8,395	15
Net unrealized appreciation (depreciation) of investments during the period	(20,004)	74,213	14
Net increase (decrease) in net assets resulting from operations	(5,790)	82,810	26
From Variable Annuity Contract Transactions
Contract owners' net payments	35,251	21,590	—
Contract maintenance fees	(3,523)	(2,977)	—
Surrenders	(17,857)	(14,005)	(25)
Death benefits	(3,371)	(2,900)	—
Transfer (to) from other portfolios	67,962	(11,393)	15
Net increase (decrease) in net assets resulting from variable annuity contract transactions	78,462	(9,685)	(10)
Total increase (decrease) in net assets	72,672	73,125	16
Net Assets
Beginning of Year	354,421	325,895	310
End of Year	$427,093	$399,020	$326
	Invesco VI American Franchise	Invesco VI Comstock	Invesco VI Growth & Income
From Operations
Net investment income (loss)	$(50)	$166	$97
Net realized gain (loss) on investments	(37)	1,906	2,893
Net unrealized appreciation (depreciation) of investments during the period	2,203	10,151	9,634
Net increase (decrease) in net assets resulting from operations	2,116	12,223	12,624
From Variable Annuity Contract Transactions
Contract owners' net payments	20	49	61
Contract maintenance fees	(3)	(17)	(17)
Surrenders	(957)	(5,272)	(5,986)
Death benefits	(73)	(1,099)	(1,291)
Transfer (to) from other portfolios	(190)	(1,573)	(1,617)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(1,203)	(7,912)	(8,850)
Total increase (decrease) in net assets	913	4,311	3,774
Net Assets
Beginning of Year	6,077	38,914	42,678
End of Year	$6,990	$43,225	$46,452

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2013
(in thousands)

	Invesco VI Mid-Cap Growth II	Invesco VI Equity and Income II	Invesco VI American Franchise II
From Operations
Net investment income (loss)	$(339)	$955	$(30)
Net realized gain (loss) on investments	1,329	4,269	242
Net unrealized appreciation (depreciation) of investments during the period	10,501	38,473	1,060
Net increase (decrease) in net assets resulting from operations	11,491	43,697	1,272
From Variable Annuity Contract Transactions
Contract owners' net payments	1,109	20,311	3
Contract maintenance fees	(269)	(1,430)	(11)
Surrenders	(1,839)	(14,296)	(385)
Death benefits	(316)	(2,996)	(13)
Transfer (to) from other portfolios	(919)	12,454	(144)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(2,234)	14,043	(550)
Total increase (decrease) in net assets	9,257	57,740	722
Net Assets
Beginning of Year	33,382	178,328	3,604
End of Year	$42,639	$236,068	$4,326
	Invesco VI Comstock II	Invesco VI Growth & Income II	Invesco VI American Value II
From Operations
Net investment income (loss)	$814	$1,089	$(118)
Net realized gain (loss) on investments	7,288	18,032	102
Net unrealized appreciation (depreciation) of investments during the period	52,468	125,672	10,126
Net increase (decrease) in net assets resulting from operations	60,570	144,793	10,110
From Variable Annuity Contract Transactions
Contract owners' net payments	5,336	63,313	15,368
Contract maintenance fees	(1,202)	(4,781)	(482)
Surrenders	(15,500)	(22,211)	(843)
Death benefits	(2,672)	(4,685)	(224)
Transfer (to) from other portfolios	(12,876)	9,559	12,295
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(26,914)	41,195	26,114
Total increase (decrease) in net assets	33,656	185,988	36,224
Net Assets
Beginning of Year	187,839	423,938	19,958
End of Year	$221,495	$609,926	$56,182

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2013
(in thousands)

	Invesco VI Balanced Risk Allocation II	Invesco VI Government Securities II	Invesco VI International Growth II
From Operations
Net investment income (loss)	$204	$2,608	$186
Net realized gain (loss) on investments	1,856	23	31
Net unrealized appreciation (depreciation) of investments during the period	(2,364)	(6,674)	9,563
Net increase (decrease) in net assets resulting from operations	(304)	(4,043)	9,780
From Variable Annuity Contract Transactions
Contract owners' net payments	22,391	720	23,375
Contract maintenance fees	(603)	(791)	(679)
Surrenders	(1,991)	(8,465)	(1,363)
Death benefits	(374)	(1,773)	(413)
Transfer (to) from other portfolios	17,993	10,673	19,868
Net increase (decrease) in net assets resulting from variable annuity contract transactions	37,416	364	40,788
Total increase (decrease) in net assets	37,112	(3,679)	50,568
Net Assets
Beginning of Year	33,209	109,216	30,583
End of Year	$70,321	$105,537	$81,151
	Invesco VI Global Real Estate II	Invesco VI Small Cap Equity II	UIF Global Real Estate II
From Operations
Net investment income (loss)	$233	$(70)	$264
Net realized gain (loss) on investments	(131)	95	122
Net unrealized appreciation (depreciation) of investments during the period	(330)	2,162	(249)
Net increase (decrease) in net assets resulting from operations	(228)	2,187	137
From Variable Annuity Contract Transactions
Contract owners' net payments	3,893	3,984	18
Contract maintenance fees	(82)	(92)	(81)
Surrenders	(190)	(116)	(695)
Death benefits	(16)	(45)	(78)
Transfer (to) from other portfolios	1,224	2,272	(118)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	4,829	6,003	(954)
Total increase (decrease) in net assets	4,601	8,190	(817)
Net Assets
Beginning of Year	3,240	3,491	11,067
End of Year	$7,841	$11,681	$10,250

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2013
(in thousands)

	Lord Abbett Growth & Income	Lord Abbett Bond Debenture	Lord Abbett Mid Cap Stock
From Operations
Net investment income (loss)	$(670)	$21,016	$(517)
Net realized gain (loss) on investments	5,355	11,607	3,201
Net unrealized appreciation (depreciation) of investments during the period	32,128	(317)	19,587
Net increase (decrease) in net assets resulting from operations	36,813	32,306	22,271
From Variable Annuity Contract Transactions
Contract owners' net payments	226	55,389	1,199
Contract maintenance fees	(452)	(4,095)	(329)
Surrenders	(12,818)	(26,087)	(9,845)
Death benefits	(2,451)	(4,835)	(1,512)
Transfer (to) from other portfolios	(9,015)	74,429	(5,276)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(24,510)	94,801	(15,763)
Total increase (decrease) in net assets	12,303	127,107	6,508
Net Assets
Beginning of Year	116,738	419,231	83,001
End of Year	$129,041	$546,338	$89,509
	Lord Abbett Growth Opportunities	Lord Abbett Calibrated Dividend Growth	Lord Abbett International Opportunities
From Operations
Net investment income (loss)	$(278)	$334	$267
Net realized gain (loss) on investments	5,934	5,975	4,152
Net unrealized appreciation (depreciation) of investments during the period	3,501	5,540	3,586
Net increase (decrease) in net assets resulting from operations	9,157	11,849	8,005
From Variable Annuity Contract Transactions
Contract owners' net payments	504	2,419	32
Contract maintenance fees	(208)	(183)	(257)
Surrenders	(2,365)	(5,674)	(1,663)
Death benefits	(280)	(884)	(241)
Transfer (to) from other portfolios	(1,604)	1,612	(2,371)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(3,953)	(2,710)	(4,500)
Total increase (decrease) in net assets	5,204	9,139	3,505
Net Assets
Beginning of Year	27,024	46,058	28,415
End of Year	$32,228	$55,197	$31,920
The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2013
(in thousands)

	Lord Abbett Classic Stock	Lord Abbett Series Fundamental Equity VC	Fidelity Index 500 Portfolio SC2
From Operations
Net investment income (loss)	$(22)	$(1,772)	$306
Net realized gain (loss) on investments	2,833	28,231	1,886
Net unrealized appreciation (depreciation) of investments during the period	2,531	26,452	13,577
Net increase (decrease) in net assets resulting from operations	5,342	52,911	15,769
From Variable Annuity Contract Transactions
Contract owners' net payments	3,215	27,178	8,855
Contract maintenance fees	(204)	(1,825)	(511)
Surrenders	(1,021)	(6,261)	(4,117)
Death benefits	(172)	(1,271)	(811)
Transfer (to) from other portfolios	1,283	12,696	3,127
Net increase (decrease) in net assets resulting from variable annuity contract transactions	3,101	30,517	6,543
Total increase (decrease) in net assets	8,443	83,428	22,312
Net Assets
Beginning of Year	16,718	138,428	47,691
End of Year	$25,161	$221,856	$70,003
	Fidelity Growth Portfolio SC2	Fidelity Contrafund Portfolio SC2	Fidelity Mid Cap SC2
From Operations
Net investment income (loss)	$(29)	$(585)	$(2,100)
Net realized gain (loss) on investments	134	4,110	38,754
Net unrealized appreciation (depreciation) of investments during the period	769	52,128	38,693
Net increase (decrease) in net assets resulting from operations	874	55,653	75,347
From Variable Annuity Contract Transactions
Contract owners' net payments	3	28,193	41,646
Contract maintenance fees	(9)	(1,795)	(2,492)
Surrenders	(188)	(10,609)	(9,785)
Death benefits	(7)	(1,999)	(1,836)
Transfer (to) from other portfolios	46	7,120	11,516
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(155)	20,910	39,049
Total increase (decrease) in net assets	719	76,563	114,396
Net Assets
Beginning of Year	2,576	172,073	194,319
End of Year	$3,295	$248,636	$308,715

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2013
(in thousands)

	Fidelity Equity Income SC2	Fidelity Investment Grade Bonds SC2	Fidelity Freedom Fund - 2015 Maturity SC2
From Operations
Net investment income (loss)	$118	$1,646	$4
Net realized gain (loss) on investments	864	1,849	45
Net unrealized appreciation (depreciation) of investments during the period	1,411	(8,262)	68
Net increase (decrease) in net assets resulting from operations	2,393	(4,767)	117
From Variable Annuity Contract Transactions
Contract owners' net payments	14	12,735	1
Contract maintenance fees	(52)	(1,254)	(4)
Surrenders	(801)	(6,661)	(32)
Death benefits	(115)	(1,886)	(94)
Transfer (to) from other portfolios	(652)	19,697	88
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(1,606)	22,631	(41)
Total increase (decrease) in net assets	787	17,864	76
Net Assets
Beginning of Year	9,705	133,280	1,005
End of Year	$10,492	$151,144	$1,081
	Fidelity Freedom Fund - 2020 Maturity SC2	Franklin Flex Cap Growth Securities	Franklin Income Securities
From Operations
Net investment income (loss)	$5	$(208)	$11,872
Net realized gain (loss) on investments	76	399	975
Net unrealized appreciation (depreciation) of investments during the period	166	5,536	13,568
Net increase (decrease) in net assets resulting from operations	247	5,727	26,415
From Variable Annuity Contract Transactions
Contract owners' net payments	5	1,285	24,961
Contract maintenance fees	(12)	(132)	(1,582)
Surrenders	(144)	(830)	(14,492)
Death benefits	(11)	(183)	(2,421)
Transfer (to) from other portfolios	(41)	868	18,111
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(203)	1,008	24,577
Total increase (decrease) in net assets	44	6,735	50,992
Net Assets
Beginning of Year	1,803	15,148	193,499
End of Year	$1,847	$21,883	$244,491

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2013
(in thousands)

	Franklin Rising Dividend Securities	Franklin Small-Mid Cap Growth Securities	Franklin Small Cap Value Securities CL 2
From Operations
Net investment income (loss)	$1,530	$(276)	$88
Net realized gain (loss) on investments	8,966	1,883	2,549
Net unrealized appreciation (depreciation) of investments during the period	68,830	5,547	12,267
Net increase (decrease) in net assets resulting from operations	79,326	7,154	14,904
From Variable Annuity Contract Transactions
Contract owners' net payments	35,676	2,499	1,949
Contract maintenance fees	(2,849)	(180)	(384)
Surrenders	(14,927)	(1,189)	(1,538)
Death benefits	(3,257)	(121)	(322)
Transfer (to) from other portfolios	9,941	443	(3,013)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	24,584	1,452	(3,308)
Total increase (decrease) in net assets	103,910	8,606	11,596
Net Assets
Beginning of Year	265,972	18,474	44,387
End of Year	$369,882	$27,080	$55,983
	Franklin US Government Fund	Templeton Growth Securities	Templeton Foreign Securities
From Operations
Net investment income (loss)	$8,546	$2,767	$1,727
Net realized gain (loss) on investments	(121)	3,523	3,163
Net unrealized appreciation (depreciation) of investments during the period	(24,870)	37,088	20,856
Net increase (decrease) in net assets resulting from operations	(16,445)	43,378	25,746
From Variable Annuity Contract Transactions
Contract owners' net payments	65,457	3,264	3,729
Contract maintenance fees	(4,849)	(1,142)	(963)
Surrenders	(19,668)	(8,234)	(6,557)
Death benefits	(4,172)	(1,912)	(958)
Transfer (to) from other portfolios	105,807	(16,199)	(1,130)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	142,575	(24,223)	(5,879)
Total increase (decrease) in net assets	126,130	19,155	19,867
Net Assets
Beginning of Year	434,100	157,762	120,286
End of Year	$560,230	$176,917	$140,153

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2013
(in thousands)

	Templeton Global Bond Securities Fund II	Templeton Developing Markets Sec CL2	Mutual Shares Securities
From Operations
Net investment income (loss)	$10,037	$42	$6,931
Net realized gain (loss) on investments	3,477	(55)	11,371
Net unrealized appreciation (depreciation) of investments during the period	(12,795)	(161)	137,304
Net increase (decrease) in net assets resulting from operations	719	(174)	155,606
From Variable Annuity Contract Transactions
Contract owners' net payments	51,718	2,482	62,575
Contract maintenance fees	(2,477)	(51)	(5,651)
Surrenders	(12,013)	(67)	(27,283)
Death benefits	(2,417)	(19)	(5,873)
Transfer (to) from other portfolios	53,261	(571)	10,646
Net increase (decrease) in net assets resulting from variable annuity contract transactions	88,072	1,774	34,414
Total increase (decrease) in net assets	88,791	1,600	190,020
Net Assets
Beginning of Year	226,777	2,614	557,517
End of Year	$315,568	$4,214	$747,537
	American Asset Allocation Fund Class 2	ClearBridge Variable Mid Cap Core II	ClearBridge Variable Small Cap Growth II
From Operations
Net investment income (loss)	$302	$(573)	$(100)
Net realized gain (loss) on investments	1,892	4,880	824
Net unrealized appreciation (depreciation) of investments during the period	11,498	10,077	2,221
Net increase (decrease) in net assets resulting from operations	13,692	14,384	2,945
From Variable Annuity Contract Transactions
Contract owners' net payments	114	7,905	1,382
Contract maintenance fees	(396)	(469)	(70)
Surrenders	(3,484)	(1,807)	(296)
Death benefits	(949)	(336)	(119)
Transfer (to) from other portfolios	(2,809)	1,405	2,503
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(7,524)	6,698	3,400
Total increase (decrease) in net assets	6,168	21,082	6,345
Net Assets
Beginning of Year	64,202	35,819	4,773
End of Year	$70,370	$56,901	$11,118

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2013
(in thousands)

	Legg Mason Dynamic Multi-Strategy VIT II	PIMCO VIT Long-Term US Government Advisor	PIMCO VIT Low Duration Advisor
From Operations
Net investment income (loss)	$(67)	$134	$56
Net realized gain (loss) on investments	35	248	39
Net unrealized appreciation (depreciation) of investments during the period	2,753	(2,396)	(1,227)
Net increase (decrease) in net assets resulting from operations	2,721	(2,014)	(1,132)
From Variable Annuity Contract Transactions
Contract owners' net payments	7,511	2,338	8,674
Contract maintenance fees	(243)	(123)	(680)
Surrenders	(321)	(516)	(5,170)
Death benefits	(13)	(230)	(769)
Transfer (to) from other portfolios	14,007	(949)	16,724
Net increase (decrease) in net assets resulting from variable annuity contract transactions	20,941	520	18,779
Total increase (decrease) in net assets	23,662	(1,494)	17,647
Net Assets
Beginning of Year	6,939	12,558	68,572
End of Year	$30,601	$11,064	$86,219
	PIMCO VIT Real Return Advisor	PIMCO VIT Short-Term Advisor	PIMCO VIT Total Return Advisor
From Operations
Net investment income (loss)	$1,879	$(372)	$7,330
Net realized gain (loss) on investments	2,192	17	6,896
Net unrealized appreciation (depreciation) of investments during the period	(36,589)	(84)	(39,680)
Net increase (decrease) in net assets resulting from operations	(32,518)	(439)	(25,454)
From Variable Annuity Contract Transactions
Contract owners' net payments	44,560	7,655	71,327
Contract maintenance fees	(2,839)	(555)	(6,862)
Surrenders	(9,800)	(3,846)	(27,833)
Death benefits	(2,121)	(491)	(5,810)
Transfer (to) from other portfolios	70,691	32,858	120,700
Net increase (decrease) in net assets resulting from variable annuity contract transactions	100,491	35,621	151,522
Total increase (decrease) in net assets	67,973	35,182	126,068
Net Assets
Beginning of Year	249,987	47,725	692,430
End of Year	$317,960	$82,907	$818,498

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2013
(in thousands)

	PIMCO VIT All Asset Advisor	PIMCO VIT Global Diversified Allocation Portfolio	Royce Capital Fund Micro-Cap SC
From Operations
Net investment income (loss)	$262	$18	$(208)
Net realized gain (loss) on investments	(189)	17	943
Net unrealized appreciation (depreciation) of investments during the period	(311)	(11)	4,104
Net increase (decrease) in net assets resulting from operations	(238)	24	4,839
From Variable Annuity Contract Transactions
Contract owners' net payments	5,246	91	3,575
Contract maintenance fees	(100)	(3)	(247)
Surrenders	(219)	(8)	(1,015)
Death benefits	(44)	—	(173)
Transfer (to) from other portfolios	(2,632)	511	1,394
Net increase (decrease) in net assets resulting from variable annuity contract transactions	2,251	591	3,534
Total increase (decrease) in net assets	2,013	615	8,373
Net Assets
Beginning of Year	4,400	—	21,618
End of Year	$6,413	$615	$29,991
	Royce Capital Fund Small-Cap SC	Guggenheim Floating Rate Strategies (Series F)	Rydex Inverse Government Long Bond
From Operations
Net investment income (loss)	$(270)	$—	$—
Net realized gain (loss) on investments	13,625	—	—
Net unrealized appreciation (depreciation) of investments during the period	37,072	1	—
Net increase (decrease) in net assets resulting from operations	50,427	1	—
From Variable Annuity Contract Transactions
Contract owners' net payments	27,144	83	7
Contract maintenance fees	(1,722)	—	—
Surrenders	(5,539)	—	—
Death benefits	(1,192)	—	—
Transfer (to) from other portfolios	6,118	—	—
Net increase (decrease) in net assets resulting from variable annuity contract transactions	24,809	83	7
Total increase (decrease) in net assets	75,236	84	7
Net Assets
Beginning of Year	134,250	—	—
End of Year	$209,486	$84	$7

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2013
(in thousands)

Rydex Commodities Strategy
From Operations
Net investment income (loss)	$—
Net realized gain (loss) on investments	—
Net unrealized appreciation (depreciation) of investments during the period	—
Net increase (decrease) in net assets resulting from operations	—
From Variable Annuity Contract Transactions
Contract owners' net payments	7
Contract maintenance fees	—
Surrenders	—
Death benefits	—
Transfer (to) from other portfolios	—
Net increase (decrease) in net assets resulting from variable annuity contract transactions	7
Total increase (decrease) in net assets	7
Net Assets
Beginning of Year	—
End of Year	$7

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
Year Ended December 31, 2012
(in thousands)

	Goldman Sachs Large Cap Value	Goldman Sachs Strategic International Equity	Goldman Sachs Structured US Equity
From Operations
Net investment income (loss)	$116	$441	$141
Net realized gain (loss) on investments	1,989	(2,458)	1,428
Net unrealized appreciation (depreciation) of investments during the period	9,498	10,321	3,018
Net increase (decrease) in net assets resulting from operations	11,603	8,304	4,587
From Variable Annuity Contract Transactions
Contract owners' net payments	185	69	73
Contract maintenance fees	(112)	(158)	(30)
Surrenders	(10,224)	(5,797)	(4,634)
Death benefits	(2,476)	(974)	(1,036)
Transfer (to) from other portfolios	(3,631)	(1,331)	(1,597)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(16,258)	(8,191)	(7,224)
Total increase (decrease) in net assets	(4,655)	113	(2,637)
Net Assets
Beginning of Year	71,380	45,166	37,339
End of Year	$66,725	$45,279	$34,702
	Goldman Sachs Structured Small Cap Equity	Goldman Sachs Strategic Growth	Goldman Sachs Mid Cap Value
From Operations
Net investment income (loss)	$(37)	$(205)	$10
Net realized gain (loss) on investments	77	2,447	(342)
Net unrealized appreciation (depreciation) of investments during the period	3,885	5,166	2,158
Net increase (decrease) in net assets resulting from operations	3,925	7,408	1,826
From Variable Annuity Contract Transactions
Contract owners' net payments	54	204	32
Contract maintenance fees	(70)	(81)	(13)
Surrenders	(4,395)	(6,120)	(2,557)
Death benefits	(665)	(878)	(125)
Transfer (to) from other portfolios	(1,897)	(2,914)	(459)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(6,973)	(9,789)	(3,122)
Total increase (decrease) in net assets	(3,048)	(2,381)	(1,296)
Net Assets
Beginning of Year	35,850	42,343	11,673
End of Year	$32,802	$39,962	$10,377

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Goldman Sachs Strategic Growth SC	Goldman Sachs Large Cap Value Fund SC	Goldman Sachs Strategic International Equity SC
From Operations
Net investment income (loss)	$(637)	$182	$556
Net realized gain (loss) on investments	850	6,050	409
Net unrealized appreciation (depreciation) of investments during the period	14,310	17,572	8,773
Net increase (decrease) in net assets resulting from operations	14,523	23,804	9,738
From Variable Annuity Contract Transactions
Contract owners' net payments	25,773	12,268	1,075
Contract maintenance fees	(801)	(1,389)	(518)
Surrenders	(3,294)	(6,259)	(3,050)
Death benefits	(622)	(992)	(322)
Transfer (to) from other portfolios	10,710	6,704	823
Net increase (decrease) in net assets resulting from variable annuity contract transactions	31,766	10,332	(1,992)
Total increase (decrease) in net assets	46,289	34,136	7,746
Net Assets
Beginning of Year	72,429	128,115	49,408
End of Year	$118,718	$162,251	$57,154
	Goldman Sachs Structured Small Cap Equity SC	Goldman Sachs Structured US Equity SC	Goldman Sachs VIT Growth Opportunities SC
From Operations
Net investment income (loss)	$20	$2	$(703)
Net realized gain (loss) on investments	1,337	21	6,003
Net unrealized appreciation (depreciation) of investments during the period	1,196	74	4,820
Net increase (decrease) in net assets resulting from operations	2,553	97	10,120
From Variable Annuity Contract Transactions
Contract owners' net payments	25	1	1,974
Contract maintenance fees	(220)	(7)	(449)
Surrenders	(1,382)	(51)	(1,943)
Death benefits	(199)	(22)	(559)
Transfer (to) from other portfolios	(1,167)	(29)	654
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(2,943)	(108)	(323)
Total increase (decrease) in net assets	(390)	(11)	9,797
Net Assets
Beginning of Year	22,611	786	55,346
End of Year	$22,221	$775	$65,143

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Goldman Sachs Mid Cap Value SC	Calvert VP SRI Balanced	MFS Growth Series IC
From Operations
Net investment income (loss)	$40	$(5)	$(70)
Net realized gain (loss) on investments	159	(20)	278
Net unrealized appreciation (depreciation) of investments during the period	9,306	194	541
Net increase (decrease) in net assets resulting from operations	9,505	169	749
From Variable Annuity Contract Transactions
Contract owners' net payments	25,787	2	25
Contract maintenance fees	(584)	(2)	(6)
Surrenders	(1,766)	(344)	(704)
Death benefits	(333)	(29)	(129)
Transfer (to) from other portfolios	15,225	(34)	(99)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	38,329	(407)	(913)
Total increase (decrease) in net assets	47,834	(238)	(164)
Net Assets
Beginning of Year	42,503	1,948	4,957
End of Year	$90,337	$1,710	$4,793
	MFS Research IC	MFS Investors Trust IC	MFS Total Return IC
From Operations
Net investment income (loss)	$(44)	$(45)	$514
Net realized gain (loss) on investments	296	186	557
Net unrealized appreciation (depreciation) of investments during the period	850	1,322	2,352
Net increase (decrease) in net assets resulting from operations	1,102	1,463	3,423
From Variable Annuity Contract Transactions
Contract owners' net payments	8	67	100
Contract maintenance fees	(7)	(7)	(18)
Surrenders	(1,056)	(1,209)	(5,631)
Death benefits	(148)	(314)	(1,073)
Transfer (to) from other portfolios	(442)	(144)	(608)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(1,645)	(1,607)	(7,230)
Total increase (decrease) in net assets	(543)	(144)	(3,807)
Net Assets
Beginning of Year	7,498	8,958	37,517
End of Year	$6,955	$8,814	$33,710

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	MFS New Discovery IC	MFS Utilities IC	MFS Investors Growth Stock IC
From Operations
Net investment income (loss)	$(43)	$275	$(24)
Net realized gain (loss) on investments	300	148	66
Net unrealized appreciation (depreciation) of investments during the period	291	182	332
Net increase (decrease) in net assets resulting from operations	548	605	374
From Variable Annuity Contract Transactions
Contract owners' net payments	7	6	19
Contract maintenance fees	(2)	(2)	(2)
Surrenders	(334)	(893)	(366)
Death benefits	(51)	(152)	(34)
Transfer (to) from other portfolios	(329)	(273)	(130)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(709)	(1,314)	(513)
Total increase (decrease) in net assets	(161)	(709)	(139)
Net Assets
Beginning of Year	2,938	5,840	2,612
End of Year	$2,777	$5,131	$2,473
	MFS Growth Series SC	MFS Research SC	MFS Investors Trust SC
From Operations
Net investment income (loss)	$(328)	$(22)	$(255)
Net realized gain (loss) on investments	159	85	359
Net unrealized appreciation (depreciation) of investments during the period	3,864	513	8,328
Net increase (decrease) in net assets resulting from operations	3,695	576	8,432
From Variable Annuity Contract Transactions
Contract owners' net payments	19,557	733	31,006
Contract maintenance fees	(271)	(22)	(543)
Surrenders	(1,201)	(352)	(2,038)
Death benefits	(250)	(97)	(410)
Transfer (to) from other portfolios	14,875	879	15,628
Net increase (decrease) in net assets resulting from variable annuity contract transactions	32,710	1,141	43,643
Total increase (decrease) in net assets	36,405	1,717	52,075
Net Assets
Beginning of Year	15,716	3,279	36,771
End of Year	$52,121	$4,996	$88,846

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	MFS Total Return SC	MFS New Discovery SC	MFS Utilities SC
From Operations
Net investment income (loss)	$1,284	$(909)	$2,371
Net realized gain (loss) on investments	(33)	8,464	293
Net unrealized appreciation (depreciation) of investments during the period	6,616	5,787	2,293
Net increase (decrease) in net assets resulting from operations	7,867	13,342	4,957
From Variable Annuity Contract Transactions
Contract owners' net payments	7,989	21,488	12,921
Contract maintenance fees	(373)	(715)	(320)
Surrenders	(8,894)	(3,019)	(3,013)
Death benefits	(1,204)	(487)	(337)
Transfer (to) from other portfolios	4,042	12,775	6,550
Net increase (decrease) in net assets resulting from variable annuity contract transactions	1,560	30,042	15,801
Total increase (decrease) in net assets	9,427	43,384	20,758
Net Assets
Beginning of Year	80,275	59,039	34,035
End of Year	$89,702	$102,423	$54,793
	MFS Investors Growth Stock SC	MFS VIT Research Bond SC	MFS VIT Value SC
From Operations
Net investment income (loss)	$(402)	$6,220	$864
Net realized gain (loss) on investments	5,045	2,746	2,221
Net unrealized appreciation (depreciation) of investments during the period	4,280	11,583	25,473
Net increase (decrease) in net assets resulting from operations	8,923	20,549	28,558
From Variable Annuity Contract Transactions
Contract owners' net payments	1,838	93,758	69,621
Contract maintenance fees	(562)	(3,187)	(1,916)
Surrenders	(4,310)	(13,187)	(7,224)
Death benefits	(507)	(2,914)	(1,713)
Transfer (to) from other portfolios	(1,572)	106,579	50,214
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(5,113)	181,049	108,982
Total increase (decrease) in net assets	3,810	201,598	137,540
Net Assets
Beginning of Year	58,494	275,699	162,861
End of Year	$62,304	$477,297	$300,401

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	MFS VIT II Emerging Markets Equity SC	MFS VIT II International Value SC	Oppenheimer Money Fund/VA
From Operations
Net investment income (loss)	$(2)	$28	$(1,001)
Net realized gain (loss) on investments	23	—	—
Net unrealized appreciation (depreciation) of investments during the period	129	1,248	—
Net increase (decrease) in net assets resulting from operations	150	1,276	(1,001)
From Variable Annuity Contract Transactions
Contract owners' net payments	2,021	20,413	21,667
Contract maintenance fees	(6)	(116)	(575)
Surrenders	(54)	(215)	(31,405)
Death benefits	—	(16)	(3,626)
Transfer (to) from other portfolios	258	8,799	37,199
Net increase (decrease) in net assets resulting from variable annuity contract transactions	2,219	28,865	23,260
Total increase (decrease) in net assets	2,369	30,141	22,259
Net Assets
Beginning of Year	—	—	75,329
End of Year	$2,369	$30,141	$97,588
	Oppenheimer Small & Mid Cap Fund/VA	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Main Street Fund/VA
From Operations
Net investment income (loss)	$(43)	$(68)	$(49)
Net realized gain (loss) on investments	(16)	321	73
Net unrealized appreciation (depreciation) of investments during the period	477	959	1,770
Net increase (decrease) in net assets resulting from operations	418	1,212	1,794
From Variable Annuity Contract Transactions
Contract owners' net payments	9	36	55
Contract maintenance fees	(3)	(8)	(8)
Surrenders	(320)	(1,375)	(1,804)
Death benefits	(50)	(184)	(414)
Transfer (to) from other portfolios	(101)	(579)	(203)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(465)	(2,110)	(2,374)
Total increase (decrease) in net assets	(47)	(898)	(580)
Net Assets
Beginning of Year	2,878	10,037	12,467
End of Year	$2,831	$9,139	$11,887

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer Global Securites Fund/VA	Oppenheimer High Income Fund/VA
From Operations
Net investment income (loss)	$978	$100	$207
Net realized gain (loss) on investments	824	229	(4,815)
Net unrealized appreciation (depreciation) of investments during the period	699	1,773	4,755
Net increase (decrease) in net assets resulting from operations	2,501	2,102	147
From Variable Annuity Contract Transactions
Contract owners' net payments	53	37	8
Contract maintenance fees	(13)	(5)	(1)
Surrenders	(3,596)	(2,164)	(168)
Death benefits	(820)	(195)	(20)
Transfer (to) from other portfolios	896	(285)	(1,304)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(3,480)	(2,612)	(1,485)
Total increase (decrease) in net assets	(979)	(510)	(1,338)
Net Assets
Beginning of Year	22,886	11,939	1,338
End of Year	$21,907	$11,429	$—
	Oppenheimer Small & Mid Cap Fund/VA SC	Oppenheimer Capital Appreciation Fund/VA SC	Oppenheimer Main Street Fund/VA SC
From Operations
Net investment income (loss)	$(10)	$(164)	$(61)
Net realized gain (loss) on investments	70	1,303	92
Net unrealized appreciation (depreciation) of investments during the period	77	2,934	1,416
Net increase (decrease) in net assets resulting from operations	137	4,073	1,447
From Variable Annuity Contract Transactions
Contract owners' net payments	3	1,222	1,900
Contract maintenance fees	(4)	(290)	(77)
Surrenders	(184)	(2,301)	(578)
Death benefits	—	(204)	(27)
Transfer (to) from other portfolios	(27)	(679)	1,178
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(212)	(2,252)	2,396
Total increase (decrease) in net assets	(75)	1,821	3,843
Net Assets
Beginning of Year	951	32,178	9,079
End of Year	$876	$33,999	$12,922

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Oppenheimer Global Strategic Income Fund/VA SC	Oppenheimer Global Securites Fund/VA SC	Oppenheimer High Income Fund/VA SC
From Operations
Net investment income (loss)	$13,470	$2,181	$242
Net realized gain (loss) on investments	4,048	1,111	(3,117)
Net unrealized appreciation (depreciation) of investments during the period	15,559	46,013	3,049
Net increase (decrease) in net assets resulting from operations	33,077	49,305	174
From Variable Annuity Contract Transactions
Contract owners' net payments	52,785	41,488	1
Contract maintenance fees	(2,519)	(2,096)	(4)
Surrenders	(14,221)	(10,929)	(249)
Death benefits	(2,358)	(1,956)	(29)
Transfer (to) from other portfolios	43,451	44,524	(1,448)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	77,138	71,031	(1,729)
Total increase (decrease) in net assets	110,215	120,336	(1,555)
Net Assets
Beginning of Year	244,206	205,559	1,555
End of Year	$354,421	$325,895	$—
	Van Eck Global Hard Asset	Invesco Van Kampen VI American Franchise	Invesco Van Kampen VI Comstock
From Operations
Net investment income (loss)	$(3)	$(82)	$182
Net realized gain (loss) on investments	46	(334)	539
Net unrealized appreciation (depreciation) of investments during the period	(37)	1,207	6,018
Net increase (decrease) in net assets resulting from operations	6	791	6,739
From Variable Annuity Contract Transactions
Contract owners' net payments	—	20	118
Contract maintenance fees	—	(4)	(21)
Surrenders	(37)	(876)	(6,328)
Death benefits	—	(140)	(1,161)
Transfer (to) from other portfolios	37	(313)	(2,009)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	—	(1,313)	(9,401)
Total increase (decrease) in net assets	6	(522)	(2,662)
Net Assets
Beginning of Year	304	6,599	41,576
End of Year	$310	$6,077	$38,914

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Invesco Van Kampen VI Growth & Income	Invesco Van Kampen VI Mid-Cap Growth II	Invesco Van Kampen VI Equity and Income II
From Operations
Net investment income (loss)	$110	$(341)	$1,298
Net realized gain (loss) on investments	1,292	1,761	1,694
Net unrealized appreciation (depreciation) of investments during the period	4,258	1,678	13,506
Net increase (decrease) in net assets resulting from operations	5,660	3,098	16,498
From Variable Annuity Contract Transactions
Contract owners' net payments	249	1,542	25,188
Contract maintenance fees	(21)	(213)	(848)
Surrenders	(6,624)	(1,838)	(14,476)
Death benefits	(1,188)	(175)	(2,259)
Transfer (to) from other portfolios	(1,231)	2,287	12,482
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(8,815)	1,603	20,087
Total increase (decrease) in net assets	(3,155)	4,701	36,585
Net Assets
Beginning of Year	45,833	28,681	141,743
End of Year	$42,678	$33,382	$178,328
	Invesco Van Kampen VI American Franchise II	Invesco Van Kampen VI Comstock II	Invesco Van Kampen VI Growth & Income II
From Operations
Net investment income (loss)	$(39)	$932	$1,085
Net realized gain (loss) on investments	215	(230)	2,764
Net unrealized appreciation (depreciation) of investments during the period	286	27,689	36,301
Net increase (decrease) in net assets resulting from operations	462	28,391	40,150
From Variable Annuity Contract Transactions
Contract owners' net payments	4	10,536	84,142
Contract maintenance fees	(11)	(973)	(2,765)
Surrenders	(574)	(14,707)	(17,304)
Death benefits	(61)	(2,300)	(2,687)
Transfer (to) from other portfolios	(72)	10,085	50,151
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(714)	2,641	111,537
Total increase (decrease) in net assets	(252)	31,032	151,687
Net Assets
Beginning of Year	3,856	156,807	272,251
End of Year	$3,604	$187,839	$423,938

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Invesco Van Kampen VI American Value II	Invesco VI Balanced Risk Allocation II	Invesco VI Government Securities II
From Operations
Net investment income (loss)	$(5)	$(37)	$2,318
Net realized gain (loss) on investments	84	137	604
Net unrealized appreciation (depreciation) of investments during the period	888	950	(1,422)
Net increase (decrease) in net assets resulting from operations	967	1,050	1,500
From Variable Annuity Contract Transactions
Contract owners' net payments	11,741	17,262	1,731
Contract maintenance fees	(84)	(117)	(809)
Surrenders	(215)	(480)	(10,049)
Death benefits	(14)	(41)	(1,443)
Transfer (to) from other portfolios	5,392	9,125	5,387
Net increase (decrease) in net assets resulting from variable annuity contract transactions	16,820	25,749	(5,183)
Total increase (decrease) in net assets	17,787	26,799	(3,683)
Net Assets
Beginning of Year	2,171	6,410	112,899
End of Year	$19,958	$33,209	$109,216
	Invesco VI International Growth II	Invesco VI Global Real Estate II	Invesco VI Small Cap Equity II
From Operations
Net investment income (loss)	$111	$(4)	$(9)
Net realized gain (loss) on investments	(19)	(1)	—
Net unrealized appreciation (depreciation) of investments during the period	1,899	172	160
Net increase (decrease) in net assets resulting from operations	1,991	167	151
From Variable Annuity Contract Transactions
Contract owners' net payments	17,018	2,349	2,554
Contract maintenance fees	(117)	(7)	(12)
Surrenders	(634)	(11)	(11)
Death benefits	(69)	—	(1)
Transfer (to) from other portfolios	7,041	742	810
Net increase (decrease) in net assets resulting from variable annuity contract transactions	23,239	3,073	3,340
Total increase (decrease) in net assets	25,230	3,240	3,491
Net Assets
Beginning of Year	5,353	—	—
End of Year	$30,583	$3,240	$3,491

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	UIF Global Real Estate II	Lord Abbett Growth & Income	Lord Abbett Bond Debenture
From Operations
Net investment income (loss)	$(73)	$(157)	$18,711
Net realized gain (loss) on investments	84	509	7,061
Net unrealized appreciation (depreciation) of investments during the period	2,266	12,075	10,950
Net increase (decrease) in net assets resulting from operations	2,277	12,427	36,722
From Variable Annuity Contract Transactions
Contract owners' net payments	1,131	3,602	75,208
Contract maintenance fees	(71)	(434)	(2,518)
Surrenders	(392)	(14,195)	(23,283)
Death benefits	(76)	(2,249)	(3,759)
Transfer (to) from other portfolios	887	(74)	45,677
Net increase (decrease) in net assets resulting from variable annuity contract transactions	1,479	(13,350)	91,325
Total increase (decrease) in net assets	3,756	(923)	128,047
Net Assets
Beginning of Year	7,311	117,661	291,184
End of Year	$11,067	$116,738	$419,231
	Lord Abbett Mid Cap Stock	Lord Abbett Growth Opportunities	Lord Abbett Calibrated Dividend Growth
From Operations
Net investment income (loss)	$(294)	$(251)	$923
Net realized gain (loss) on investments	1,336	1,927	52
Net unrealized appreciation (depreciation) of investments during the period	9,793	1,699	4,295
Net increase (decrease) in net assets resulting from operations	10,835	3,375	5,270
From Variable Annuity Contract Transactions
Contract owners' net payments	1,448	927	1,480
Contract maintenance fees	(314)	(188)	(143)
Surrenders	(11,144)	(2,700)	(6,718)
Death benefits	(1,311)	(305)	(967)
Transfer (to) from other portfolios	(2,886)	35	(1,267)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(14,207)	(2,231)	(7,615)
Total increase (decrease) in net assets	(3,372)	1,144	(2,345)
Net Assets
Beginning of Year	86,373	25,880	48,403
End of Year	$83,001	$27,024	$46,058

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Lord Abbett International Opportunities	Lord Abbett Classic Stock	Lord Abbett Series Fundamental Equity VC
From Operations
Net investment income (loss)	$290	$25	$(504)
Net realized gain (loss) on investments	894	121	2,153
Net unrealized appreciation (depreciation) of investments during the period	3,590	1,323	6,660
Net increase (decrease) in net assets resulting from operations	4,774	1,469	8,309
From Variable Annuity Contract Transactions
Contract owners' net payments	727	4,322	38,026
Contract maintenance fees	(247)	(102)	(909)
Surrenders	(1,649)	(721)	(3,470)
Death benefits	(271)	(41)	(728)
Transfer (to) from other portfolios	396	2,136	26,132
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(1,044)	5,594	59,051
Total increase (decrease) in net assets	3,730	7,063	67,360
Net Assets
Beginning of Year	24,685	9,655	71,068
End of Year	$28,415	$16,718	$138,428
	Fidelity Index 500 Portfolio SC2	Fidelity Growth Portfolio SC2	Fidelity Contrafund Portfolio SC2
From Operations
Net investment income (loss)	$365	$(19)	$271
Net realized gain (loss) on investments	749	90	2,598
Net unrealized appreciation (depreciation) of investments during the period	4,161	272	16,005
Net increase (decrease) in net assets resulting from operations	5,275	343	18,874
From Variable Annuity Contract Transactions
Contract owners' net payments	9,768	1	31,870
Contract maintenance fees	(323)	(8)	(1,043)
Surrenders	(2,713)	(168)	(8,860)
Death benefits	(634)	(28)	(1,383)
Transfer (to) from other portfolios	1,703	(291)	12,725
Net increase (decrease) in net assets resulting from variable annuity contract transactions	7,801	(494)	33,309
Total increase (decrease) in net assets	13,076	(151)	52,183
Net Assets
Beginning of Year	34,615	2,727	119,890
End of Year	$47,691	$2,576	$172,073
The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Fidelity Mid Cap SC2	Fidelity Equity Income SC2	Fidelity Investment Grade Bonds SC2
From Operations
Net investment income (loss)	$(863)	$174	$1,465
Net realized gain (loss) on investments	15,924	708	3,539
Net unrealized appreciation (depreciation) of investments during the period	871	583	(258)
Net increase (decrease) in net assets resulting from operations	15,932	1,465	4,746
From Variable Annuity Contract Transactions
Contract owners' net payments	53,834	25	22,105
Contract maintenance fees	(1,169)	(53)	(901)
Surrenders	(6,653)	(803)	(6,154)
Death benefits	(949)	(244)	(1,218)
Transfer (to) from other portfolios	39,835	(467)	19,085
Net increase (decrease) in net assets resulting from variable annuity contract transactions	84,898	(1,542)	32,917
Total increase (decrease) in net assets	100,830	(77)	37,663
Net Assets
Beginning of Year	93,489	9,782	95,617
End of Year	$194,319	$9,705	$133,280
	Fidelity Freedom Fund - 2015 Maturity SC2	Fidelity Freedom Fund - 2020 Maturity SC2	Franklin Flex Cap Growth Securities
From Operations
Net investment income (loss)	$5	$12	$(154)
Net realized gain (loss) on investments	24	32	125
Net unrealized appreciation (depreciation) of investments during the period	73	150	969
Net increase (decrease) in net assets resulting from operations	102	194	940
From Variable Annuity Contract Transactions
Contract owners' net payments	1	4	2,019
Contract maintenance fees	(4)	(12)	(84)
Surrenders	(51)	(36)	(793)
Death benefits	(12)	—	(152)
Transfer (to) from other portfolios	(27)	(17)	1,756
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(93)	(61)	2,746
Total increase (decrease) in net assets	9	133	3,686
Net Assets
Beginning of Year	996	1,670	11,462
End of Year	$1,005	$1,803	$15,148

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Franklin Income Securities	Franklin Rising Dividend Securities	Franklin Small-Mid Cap Growth Securities
From Operations
Net investment income (loss)	$8,956	$1,091	$(197)
Net realized gain (loss) on investments	2,127	3,707	1,334
Net unrealized appreciation (depreciation) of investments during the period	7,228	17,888	292
Net increase (decrease) in net assets resulting from operations	18,311	22,686	1,429
From Variable Annuity Contract Transactions
Contract owners' net payments	28,320	45,980	2,424
Contract maintenance fees	(1,036)	(1,782)	(117)
Surrenders	(13,002)	(12,168)	(804)
Death benefits	(2,361)	(2,008)	(282)
Transfer (to) from other portfolios	12,587	27,846	1,604
Net increase (decrease) in net assets resulting from variable annuity contract transactions	24,508	57,868	2,825
Total increase (decrease) in net assets	42,819	80,554	4,254
Net Assets
Beginning of Year	150,680	185,418	14,220
End of Year	$193,499	$265,972	$18,474
	Franklin Small Cap Value Securities CL 2	Franklin US Government Fund	Templeton Growth Securities
From Operations
Net investment income (loss)	$(135)	$4,957	$1,456
Net realized gain (loss) on investments	273	89	(478)
Net unrealized appreciation (depreciation) of investments during the period	6,050	(2,885)	24,877
Net increase (decrease) in net assets resulting from operations	6,188	2,161	25,855
From Variable Annuity Contract Transactions
Contract owners' net payments	4,445	90,797	10,122
Contract maintenance fees	(291)	(2,927)	(954)
Surrenders	(1,124)	(15,359)	(7,232)
Death benefits	(250)	(3,359)	(1,232)
Transfer (to) from other portfolios	4,131	92,118	16,133
Net increase (decrease) in net assets resulting from variable annuity contract transactions	6,911	161,270	16,837
Total increase (decrease) in net assets	13,099	163,431	42,692
Net Assets
Beginning of Year	31,288	270,669	115,070
End of Year	$44,387	$434,100	$157,762

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Templeton Foreign Securities	Templeton Global Bond Securities Fund II	Templeton Developing Markets Sec CL2
From Operations
Net investment income (loss)	$2,138	$8,685	$(6)
Net realized gain (loss) on investments	739	862	—
Net unrealized appreciation (depreciation) of investments during the period	14,562	12,752	168
Net increase (decrease) in net assets resulting from operations	17,439	22,299	162
From Variable Annuity Contract Transactions
Contract owners' net payments	7,642	52,994	1,919
Contract maintenance fees	(811)	(1,285)	(7)
Surrenders	(6,140)	(9,539)	(14)
Death benefits	(1,130)	(1,361)	—
Transfer (to) from other portfolios	9,491	33,234	554
Net increase (decrease) in net assets resulting from variable annuity contract transactions	9,052	74,043	2,452
Total increase (decrease) in net assets	26,491	96,342	2,614
Net Assets
Beginning of Year	93,795	130,435	—
End of Year	$120,286	$226,777	$2,614
	Mutual Shares Securities	American Asset Allocation Fund Class 2	Legg Mason ClearBridge Variable Mid Cap Core II
From Operations
Net investment income (loss)	$5,114	$593	$(97)
Net realized gain (loss) on investments	3,727	1,138	775
Net unrealized appreciation (depreciation) of investments during the period	47,170	6,842	2,959
Net increase (decrease) in net assets resulting from operations	56,011	8,573	3,637
From Variable Annuity Contract Transactions
Contract owners' net payments	87,736	2,064	9,872
Contract maintenance fees	(3,613)	(370)	(234)
Surrenders	(21,902)	(3,844)	(840)
Death benefits	(4,172)	(1,173)	(156)
Transfer (to) from other portfolios	62,555	2,349	5,790
Net increase (decrease) in net assets resulting from variable annuity contract transactions	120,604	(974)	14,432
Total increase (decrease) in net assets	176,615	7,599	18,069
Net Assets
Beginning of Year	380,902	56,603	17,750
End of Year	$557,517	$64,202	$35,819

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Legg Mason ClearBridge Variable Small Cap Growth II	Legg Mason Dynamic Multi-Strategy VIT Portfolio II	PIMCO VIT Long-Term US Government Advisor
From Operations
Net investment income (loss)	$(34)	$62	$75
Net realized gain (loss) on investments	195	—	1,237
Net unrealized appreciation (depreciation) of investments during the period	269	62	(1,082)
Net increase (decrease) in net assets resulting from operations	430	124	230
From Variable Annuity Contract Transactions
Contract owners' net payments	1,536	5,642	4,125
Contract maintenance fees	(21)	(19)	(74)
Surrenders	(91)	(66)	(514)
Death benefits	(11)	(6)	(24)
Transfer (to) from other portfolios	820	1,264	1,671
Net increase (decrease) in net assets resulting from variable annuity contract transactions	2,233	6,815	5,184
Total increase (decrease) in net assets	2,663	6,939	5,414
Net Assets
Beginning of Year	2,110	—	7,144
End of Year	$4,773	$6,939	$12,558
	PIMCO VIT Low Duration Advisor	PIMCO VIT Real Return Advisor	PIMCO VIT Short-Term Advisor
From Operations
Net investment income (loss)	$264	$(575)	$(186)
Net realized gain (loss) on investments	45	12,613	103
Net unrealized appreciation (depreciation) of investments during the period	1,884	188	516
Net increase (decrease) in net assets resulting from operations	2,193	12,226	433
From Variable Annuity Contract Transactions
Contract owners' net payments	15,096	68,497	10,821
Contract maintenance fees	(420)	(1,638)	(291)
Surrenders	(4,190)	(6,507)	(7,774)
Death benefits	(593)	(1,391)	(494)
Transfer (to) from other portfolios	15,334	47,380	17,820
Net increase (decrease) in net assets resulting from variable annuity contract transactions	25,227	106,341	20,082
Total increase (decrease) in net assets	27,420	118,567	20,515
Net Assets
Beginning of Year	41,152	131,420	27,210
End of Year	$68,572	$249,987	$47,725

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	PIMCO VIT Total Return Advisor	PIMCO VIT All Asset Advisor	Royce Capital Fund Micro-Cap SC
From Operations
Net investment income (loss)	$7,367	$98	$(202)
Net realized gain (loss) on investments	12,996	—	502
Net unrealized appreciation (depreciation) of investments during the period	22,596	21	712
Net increase (decrease) in net assets resulting from operations	42,959	119	1,012
From Variable Annuity Contract Transactions
Contract owners' net payments	129,198	3,527	5,577
Contract maintenance fees	(4,693)	(10)	(138)
Surrenders	(22,238)	(19)	(475)
Death benefits	(4,898)	—	(138)
Transfer (to) from other portfolios	122,824	783	2,973
Net increase (decrease) in net assets resulting from variable annuity contract transactions	220,193	4,281	7,799
Total increase (decrease) in net assets	263,152	4,400	8,811
Net Assets
Beginning of Year	429,278	—	12,807
End of Year	$692,430	$4,400	$21,618

Royce Capital Fund Small-Cap SC
From Operations
Net investment income (loss)	$(1,158)
Net realized gain (loss) on investments	3,458
Net unrealized appreciation (depreciation) of investments during the period	7,475
Net increase (decrease) in net assets resulting from operations	9,775
From Variable Annuity Contract Transactions
Contract owners' net payments	36,993
Contract maintenance fees	(874)
Surrenders	(2,992)
Death benefits	(524)
Transfer (to) from other portfolios	22,988
Net increase (decrease) in net assets resulting from variable annuity contract transactions	55,591
Total increase (decrease) in net assets	65,366
Net Assets
Beginning of Year	68,884
End of Year	$134,250

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2013

1.  ORGANIZATION

The Protective Variable Annuity Separate Account ("Separate Account") was established by Protective Life Insurance Company ("Protective Life") under the provisions of Tennessee law and commenced operations on March 14, 1994. The Separate Account is an investment account to which net proceeds from individual flexible premium deferred variable annuity contracts ("Contracts") issued by Protective Life are allocated until maturity or termination of the Contracts. The following is a list of each variable annuity product funded by the Separate Account:

Protective Variable Annuity	Protective Values Access
Elements Classic	Protective Rewards B2A
Elements Access	Protective Rewards II
Elements Plus	Protective Access
Protective Advantage	Protective Rewards Elite
Protective Variable Annuity II	Protective Access XL
Mileage Credit	Protective Dimensions
Protective Values	Protective Variable Annuity (2012) L,B,C Series
Protective Values Advantage	Protective Investors Series

Protective Life has structured the Separate Account into a unit investment trust form registered with the U.S. Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended.

During the years ended December 31, 2013 and 2012, assets were invested in one hundred five subaccounts.

Subaccounts

Goldman Sachs Large Cap Value
Goldman Sachs Strategic International Equity
Goldman Sachs Structured US Equity
Goldman Sachs Structured Small Cap Equity
Goldman Sachs Strategic Growth
Goldman Sachs Mid Cap Value(a)
Goldman Sachs Strategic Growth SC
Goldman Sachs Large Cap Value Fund SC(a)
Goldman Sachs Strategic International Equity SC
Goldman Sachs Structured Small Cap Equity SC
Goldman Sachs Structured US Equity SC
Goldman Sachs VIT Growth Opportunities SC
Goldman Sachs Mid Cap Value SC
Goldman Sachs Global Markets Navigator SC(b)
Calvert VP SRI Balanced(a)
MFS Growth Series IC
MFS Research IC
MFS Investors Trust IC
MFS Total Return IC
MFS New Discovery IC
MFS Utilities IC
MFS Investors Growth Stock IC
MFS Growth Series SC
MFS Research SC
MFS Investors Trust SC
MFS Total Return SC
MFS New Discovery SC
MFS Utilities SC
MFS Investors Growth Stock SC
MFS VIT Research Bond SC
MFS VIT Value SC
MFS VIT II Emerging Markets Equity SC
MFS VIT II International Value SC
Oppenheimer Money Fund/VA
Oppenheimer Discovery Mid Cap Growth Fund/VA(d)
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Main Street Fund/VA
Oppenheimer Global Strategic Income Fund/VA
Oppenheimer Global Fund/VA(d)

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2013

1.  ORGANIZATION — (Continued)

Subaccounts — continued

Oppenheimer High Income Fund/VA(e)
Oppenheimer Discovery Mid Cap Growth Fund/VA SC(d)
Oppenheimer Capital Appreciation Fund/VA SC
Oppenheimer Main Street Fund/VA SC
Oppenheimer Global Strategic Income Fund/VA SC
Oppenheimer Global Fund/VA SC(d)
Oppenheimer High Income Fund/VA SC(e)
Van Eck Global Hard Asset(a)
Invesco VI American Franchise(d)
Invesco VI Comstock(d)
Invesco VI Growth & Income(d)
Invesco VI Mid-Cap Growth II(d)
Invesco VI Equity and Income II(d)
Invesco VI American Franchise II(d)
Invesco VI Comstock II(d)
Invesco VI Growth & Income II(d)
Invesco VI American Value II(d)
Invesco VI Balanced Risk Allocation II
Invesco VI Government Securities II
Invesco VI International Growth II
Invesco VI Global Real Estate II
Invesco VI Small Cap Equity II
UIF Global Real Estate II(a)
Lord Abbett Growth & Income(a)
Lord Abbett Bond Debenture
Lord Abbett Mid Cap Stock
Lord Abbett Growth Opportunities
Lord Abbett Calibrated Dividend Growth
Lord Abbett International Opportunities(a)
Lord Abbett Classic Stock
Lord Abbett Series Fundamental Equity VC
Fidelity Index 500 Portfolio SC2
Fidelity Growth Portfolio SC2
Fidelity Contrafund Portfolio SC2
Fidelity Mid Cap SC2
Fidelity Equity Income SC2
Fidelity Investment Grade Bonds SC2
Fidelity Freedom Fund - 2015 Maturity SC2
Fidelity Freedom Fund - 2020 Maturity SC2
Franklin Flex Cap Growth Securities
Franklin Income Securities
Franklin Rising Dividend Securities
Franklin Small-Mid Cap Growth Securities
Franklin Small Cap Value Securities CL 2
Franklin US Government Fund
Templeton Growth Securities
Templeton Foreign Securities
Templeton Global Bond Securities Fund II
Templeton Developing Markets Sec CL2
Mutual Shares Securities
American Asset Allocation Fund Class 2(a)
ClearBridge Variable Mid Cap Core II(d)
ClearBridge Variable Small Cap Growth II(d)
Legg Mason Dynamic Multi-Strategy VIT II
PIMCO VIT Long-Term US Government Advisor
PIMCO VIT Low Duration Advisor
PIMCO VIT Real Return Advisor
PIMCO VIT Short-Term Advisor
PIMCO VIT Total Return Advisor
PIMCO VIT All Asset Advisor
PIMCO VIT Global Diversified Allocation Portfolio(b)
Royce Capital Fund Micro-Cap SC
Royce Capital Fund Small-Cap SC
Guggenheim Floating Rate Strategies (Series F)(c)
Rydex Inverse Government Long Bond(c)
Rydex Commodities Strategy(c)

(a)  Not available for new contracts.

(b)  New funds added May 1, 2013

(c)  New funds added November 4, 2013

(d)  Fund name changed. See below.

(e)  Fund closed in 2012.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2013

1.  ORGANIZATION — (Continued)

Old Fund Name	New Fund Name
Legg Mason ClearBridge Variable Mid Cap	ClearBridge Variable Mid Cap Core II Core II
Legg Mason ClearBridge Variable Small Cap	ClearBridge Variable Small Cap Growth II Growth II
Oppenheimer Small & Mid Cap Fund/VA	Oppenheimer Discovery Mid Cap Growth Fund/VA
Oppenheimer Global Securities Fund/VA	Oppenheimer Global Fund/VA
Oppenheimer Small & Mid Cap Fund/VA SC	Oppenheimer Discovery Mid Cap Growth Fund/VA SC
Oppenheimer Global Securities Fund/VA SC	Oppenheimer Global Fund/VA SC
Invesco Van Kampen VI American Franchise	Invesco VI American Franchise
Invesco Van Kampen VI Comstock	Invesco VI Comstock
Invesco Van Kampen VI Growth & Income	Invesco VI Growth & Income
Invesco Van Kampen VI Mid-Cap Growth II	Invesco VI Mid-Cap Growth II
Invesco Van Kampen VI Equity and Income II	Invesco VI Equity and Income II
Invesco Van Kampen VI American Franchise II	Invesco VI American Franchise II
Invesco Van Kampen VI Comstock II	Invesco VI Comstock II
Invesco Van Kampen VI Growth & Income II	Invesco VI Growth & Income II
Invesco Van Kampen VI American Value II	Invesco VI American Value II

Gross premiums from the Contracts are allocated to the subaccounts in accordance with contract owner instructions and are recorded as variable annuity contract transactions in the statement of changes in net assets. Such amounts are used to provide account funds to pay contract values under the Contracts. The Separate Account's assets are the property of Protective Life and are segregated from Protective Life's other assets.

Contract owners may allocate some or all of applicable gross premiums or transfer some or all of the contract value to the Guaranteed Account, which is part of Protective Life's General Account. The assets of Protective Life's General Account support its insurance and annuity obligations and are subject to Protective Life's general liabilities from business operations. The Guaranteed Account's balance as of December 31, 2013 was approximately $288.8 million. Transfers to/from other portfolios, included in the statement of changes in net assets, include transfers between the individual subaccounts and between the subaccounts and the Guaranteed Account.

2.  SIGNIFICANT ACCOUNTING POLICIES

Investment Valuation

Investments are made and measured in shares and are valued at the net asset values of the respective fund portfolios ("Funds"), whose investments are stated at fair value. The net assets of each subaccount of the Separate Account reflect the investment management fees and other operating expenses incurred by the Funds. Transactions with the Funds are recorded on the trade date.

Net Realized Gains and Losses

Net realized gains and losses on investments include gains and losses on redemptions of the Funds' shares (determined for each product using the last-in-first-out (LIFO) basis) and capital gain distributions from the Funds.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2013

2.  SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Dividend Income and Capital Gain Distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the portfolio. Ordinary dividend and capital gain distributions are from net investment income and net realized gains, respectively, as recorded in the financial statements of the underlying investment company.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make various estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The results of the operations of the Separate Account are included in the federal income tax return of Protective Life Corporation (the parent company of Protective Life). Under the provisions of the contracts, Protective Life has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2013. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the contracts.

Annuity Payouts

Net assets allocated to contracts in the annuity payout period are computed according to the Annuity 2000 Mortality Table. The assumed investment return is 5%. The mortality risk is fully borne by Protective Life and may result in additional amounts being transferred into the Separate Account by Protective Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to Protective Life for the calculated or excess differential. As of December 31, 2013, there are 25 polices in the annuity payout phase with net assets of approximately $1.4 million.

Risks and Uncertainties

The Separate Account provides for various subaccount investment options in any combination of mutual funds, each of which bears exposure to the market, credit and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statement of assets and liabilities and the amounts reported in the statements of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying mutual funds identified in Note 1.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2013

3.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The Separate Account determined the fair value of its financial instruments based on the fair value hierarchy established in FASB guidance referenced in the Fair Value Measurements and Disclosures Topic which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Separate Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into a three level hierarchy as outlined within the applicable guidance. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. As there are no level 2 or level 3 assets in any period presented, disclosure of transfers between levels or disclosure of a reconciliation of level 3 assets is not required. In addition, there are no other financial assets or assets valued on a non-recurring basis.

Financial assets recorded at fair value in the Statement of Assets and Liabilities are categorized as follows:

Level 1: Unadjusted quoted prices for identical assets in an active market.

Level 2: Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

  a) Quoted prices for similar assets in active markets

  b) Quoted prices for identical or similar assets in non-active markets

  c) Inputs other than quoted market prices that are observable

  d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management's own assumptions about the assumptions a market participant would use in pricing the asset.

Determination of fair values

The valuation methodologies used to determine the fair values of assets and liabilities under the FASB guidance referenced in the Fair Value Measurements and Disclosures Topic reflect market participant assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value ("NAV") of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective mutual funds.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2013

4.  CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the years ended December 31, 2013 and 2012 were as follows:

(in thousands)	2013			2012
Fund Name	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Goldman Sachs Large Cap Value	9	(742)	(733)	—	(1,041)	(1,041)
Goldman Sachs Strategic International Equity	1	(580)	(579)	13	(690)	(677)
Goldman Sachs Structured US Equity	—	(269)	(269)	2	(340)	(338)
Goldman Sachs Structured Small Cap Equity	2	(234)	(232)	1	(280)	(279)
Goldman Sachs Strategic Growth	7	(405)	(398)	18	(668)	(650)
Goldman Sachs Mid Cap Value	14	(134)	(120)	10	(191)	(181)
Goldman Sachs Strategic Growth SC	1,598	(416)	1,182	2,848	(26)	2,822
Goldman Sachs Large Cap Value Fund SC	1	(2,246)	(2,245)	1,573	(652)	921
Goldman Sachs Strategic International Equity SC	33	(748)	(715)	242	(499)	(257)
Goldman Sachs Structured Small Cap Equity SC	—	(253)	(253)	5	(232)	(227)
Goldman Sachs Structured US Equity SC	1	(8)	(7)	—	(8)	(8)
Goldman Sachs VIT Growth Opportunities SC	40	(563)	(523)	277	(264)	13
Goldman Sachs Mid Cap Value SC	1,688	(109)	1,579	3,618	(3)	3,615
Goldman Sachs Global Markets Navigator SC	308	(8)	300	—	—	—
Calvert VP SRI Balanced	—	(15)	(15)	—	(27)	(27)
MFS Growth Series IC	10	(43)	(33)	16	(69)	(53)
MFS Research IC	23	(82)	(59)	16	(120)	(104)
MFS Investors Trust IC	5	(101)	(96)	9	(122)	(113)
MFS Total Return IC	16	(279)	(263)	23	(409)	(386)
MFS New Discovery IC	12	(17)	(5)	3	(31)	(28)
MFS Utilities IC	4	(33)	(29)	4	(54)	(50)
MFS Investors Growth Stock IC	1	(59)	(58)	4	(72)	(68)
MFS Growth Series SC	2,460	(81)	2,379	2,871	(17)	2,854
MFS Research SC	106	(63)	43	154	(56)	98
MFS Investors Trust SC	3,260	(24)	3,236	3,875	(2)	3,873
MFS Total Return SC	517	(345)	172	654	(277)	377
MFS New Discovery SC	1,527	(150)	1,377	2,662	(22)	2,640
MFS Utilities SC	1,049	(113)	936	1,509	(72)	1,437
MFS Investors Growth Stock SC	23	(873)	(850)	135	(793)	(658)
MFS VIT Research Bond SC	16,634	(23)	16,611	16,962	—	16,962
MFS VIT Value SC	4,909	(257)	4,652	9,799	(8)	9,791
MFS VIT II Emerging Markets Equity SC	481	(241)	240	250	(14)	236
MFS VIT II International Value SC	3,753	(36)	3,717	2,855	—	2,855

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2013

4.  CHANGES IN UNITS OUTSTANDING — (Continued)

(in thousands)	2013			2012
Fund Name	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Oppenheimer Money Fund/VA	42,162	(41,861)	301	31,632	(25,012)	6,620
Oppenheimer Discovery Mid Cap Growth Fund/VA	4	(27)	(23)	5	(36)	(31)
Oppenheimer Capital Appreciation Fund/VA	2	(80)	(78)	2	(135)	(133)
Oppenheimer Main Street Fund/VA	5	(133)	(128)	6	(172)	(166)
Oppenheimer Global Strategic Income Fund/VA	7	(168)	(161)	72	(246)	(174)
Oppenheimer Global Fund/VA	4	(74)	(70)	8	(119)	(111)
Oppenheimer High Income Fund/VA	—	—	—	16	(355)	(339)
Oppenheimer Discovery Mid Cap Growth Fund/VA SC	4	(11)	(7)	7	(22)	(15)
Oppenheimer Capital Appreciation Fund/VA SC	63	(266)	(203)	93	(257)	(164)
Oppenheimer Main Street Fund/VA SC	248	(85)	163	262	(49)	213
Oppenheimer Global Strategic Income Fund/VA SC	6,715	(149)	6,566	6,818	(9)	6,809
Oppenheimer Global Fund/VA SC	1,139	(504)	635	6,251	(3)	6,248
Oppenheimer High Income Fund/VA SC	—	—	—	47	(416)	(369)
Van Eck Global Hard Asset	1	(1)	—	1	(1)	—
Invesco VI American Franchise	10	(195)	(185)	3	(243)	(240)
Invesco VI Comstock	3	(372)	(369)	4	(552)	(548)
Invesco VI Growth & Income	13	(491)	(478)	14	(593)	(579)
Invesco VI Mid-Cap Growth II	215	(352)	(137)	348	(171)	177
Invesco VI Equity and Income II	1,724	(161)	1,563	2,294	(111)	2,183
Invesco VI American Franchise II	8	(71)	(63)	8	(109)	(101)
Invesco VI Comstock II	194	(1,372)	(1,178)	1,040	(347)	693
Invesco VI Growth & Income II	4,531	(277)	4,254	10,216	—	10,216
Invesco VI American Value II	1,863	(2)	1,861	1,474	(13)	1,461
Invesco VI Balanced Risk Allocation II	3,676	(610)	3,066	2,267	(99)	2,168
Invesco VI Government Securities II	636	(601)	35	545	(1,014)	(469)
Invesco VI International Growth II	3,707	(1)	3,706	2,378	(20)	2,358
Invesco VI Global Real Estate II	689	(288)	401	297	(9)	288
Invesco VI Small Cap Equity II	510	—	510	347	—	347
UIF Global Real Estate II	122	(205)	(83)	261	(101)	160
Lord Abbett Growth & Income	33	(1,668)	(1,635)	169	(1,187)	(1,018)
Lord Abbett Bond Debenture	8,401	(241)	8,160	8,491	(76)	8,415
Lord Abbett Mid Cap Stock	15	(882)	(867)	23	(967)	(944)
Lord Abbett Growth Opportunities	43	(199)	(156)	103	(190)	(87)
Lord Abbett Calibrated Dividend Growth	256	(275)	(19)	60	(461)	(401)
Lord Abbett International Opportunities	35	(411)	(376)	127	(222)	(95)

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2013

4.  CHANGES IN UNITS OUTSTANDING — (Continued)

(in thousands)	2013			2012
Fund Name	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Lord Abbett Classic Stock	355	(73)	282	573	(38)	535
Lord Abbett Series Fundamental Equity VC	2,771	(160)	2,611	5,575	—	5,575
Fidelity Index 500 Portfolio SC2	1,025	(439)	586	1,101	(306)	795
Fidelity Growth Portfolio SC2	27	(38)	(11)	20	(61)	(41)
Fidelity Contrafund Portfolio SC2	2,550	(510)	2,040	3,298	(106)	3,192
Fidelity Mid Cap SC2	3,981	(216)	3,765	8,045	(24)	8,021
Fidelity Equity Income SC2	16	(123)	(107)	23	(148)	(125)
Fidelity Investment Grade Bonds SC2	2,435	(305)	2,130	3,040	(47)	2,993
Fidelity Freedom Fund - 2015 Maturity SC2	6	(12)	(6)	2	(10)	(8)
Fidelity Freedom Fund - 2020 Maturity SC2	1	(17)	(16)	1	(6)	(5)
Franklin Flex Cap Growth Securities	209	(103)	106	342	(75)	267
Franklin Income Securities	2,650	(346)	2,304	2,727	(239)	2,488
Franklin Rising Dividend Securities	2,754	(443)	2,311	5,527	(112)	5,415
Franklin Small-Mid Cap Growth Securities	331	(171)	160	371	(85)	286
Franklin Small Cap Value Securities CL 2	199	(379)	(180)	753	(106)	647
Franklin US Government Fund	14,290	(273)	14,017	15,214	(21)	15,193
Templeton Growth Securities	58	(2,002)	(1,944)	2,328	(517)	1,811
Templeton Foreign Securities	381	(775)	(394)	1,354	(366)	988
Templeton Global Bond Securities Fund II	8,143	(319)	7,824	6,748	(6)	6,742
Templeton Developing Markets Sec CL2	470	(300)	170	265	(1)	264
Mutual Shares Securities	3,568	(596)	2,972	11,540	(13)	11,527
American Asset Allocation Fund Class 2	96	(588)	(492)	365	(362)	3
ClearBridge Variable Mid Cap Core II	725	(118)	607	1,322	(2)	1,320
ClearBridge Variable Small Cap Growth II	295	(60)	235	205	(24)	181
Legg Mason Dynamic Multi-Strategy VIT II	1,944	(27)	1,917	690	(3)	687
PIMCO VIT Long-Term US Government Advisor	345	(302)	43	532	(98)	434
PIMCO VIT Low Duration Advisor	2,277	(470)	1,807	2,701	(264)	2,437
PIMCO VIT Real Return Advisor	9,729	(438)	9,291	9,598	(36)	9,562
PIMCO VIT Short-Term Advisor	4,177	(632)	3,545	2,669	(675)	1,994
PIMCO VIT Total Return Advisor	14,917	(1,053)	13,864	20,648	(148)	20,500
PIMCO VIT All Asset Advisor	831	(636)	195	418	(7)	411
PIMCO VIT Global Diversified Allocation Portfolio	67	(9)	58	—	—	—
Royce Capital Fund Micro-Cap SC	519	(135)	384	875	(79)	796
Royce Capital Fund Small-Cap SC	2,620	(314)	2,306	5,251	(12)	5,239
Guggenheim Floating Rate Strategies (Series F)	8	—	8	—	—	—
Rydex Inverse Government Long Bond	1	—	1	—	—	—
Rydex Commodities Strategy	1	—	1	—	—	—

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2013

5.  INVESTMENTS

At December 31, 2013, the investments by the respective subaccounts were as follows:

(in thousands except share data)	2013
Fund Name	Shares	Cost	Fair Value	Net Asset Value Per Share
Goldman Sachs Large Cap Value	5,692,892	$56,921	$71,674	$12.59
Goldman Sachs Strategic International Equity	4,441,587	54,010	46,326	10.43
Goldman Sachs Structured US Equity	2,356,704	21,006	38,933	16.52
Goldman Sachs Structured Small Cap Equity	2,399,596	30,777	36,162	15.07
Goldman Sachs Strategic Growth	2,477,636	24,174	43,705	17.64
Goldman Sachs Mid Cap Value	578,654	8,879	10,786	18.64
Goldman Sachs Strategic Growth SC	9,715,389	123,421	171,088	17.61
Goldman Sachs Large Cap Value Fund SC	14,456,507	139,393	181,863	12.58
Goldman Sachs Strategic International Equity SC	5,993,956	43,614	62,577	10.44
Goldman Sachs Structured Small Cap Equity SC	1,689,279	13,594	25,339	15.00
Goldman Sachs Structured US Equity SC	53,854	467	891	16.55
Goldman Sachs VIT Growth Opportunities SC	8,788,059	58,337	75,402	8.58
Goldman Sachs Mid Cap Value SC	7,555,268	114,292	140,981	18.66
Goldman Sachs Global Markets Navigator SC	284,783	3,219	3,266	11.47
Calvert VP SRI Balanced	849,054	1,771	1,730	2.04
MFS Growth Series IC	145,375	2,950	5,680	39.07
MFS Research IC	271,757	4,938	7,810	28.74
MFS Investors Trust IC	319,004	5,839	9,554	29.95
MFS Total Return IC	1,431,219	25,629	33,548	23.44
MFS New Discovery IC	167,652	2,301	3,700	22.07
MFS Utilities IC	160,696	3,425	5,123	31.88
MFS Investors Growth Stock IC	169,067	2,359	2,590	15.32
MFS Growth Series SC	2,820,879	79,087	107,814	38.22
MFS Research SC	246,044	4,768	7,010	28.49
MFS Investors Trust SC	5,493,169	122,749	163,257	29.72
MFS Total Return SC	4,500,253	86,254	104,046	23.12
MFS New Discovery SC	7,535,675	112,056	158,400	21.02
MFS Utilities SC	2,388,467	61,796	75,165	31.47
MFS Investors Growth Stock SC	4,738,724	44,704	70,891	14.96
MFS VIT Research Bond SC	49,735,219	641,511	642,579	12.92
MFS VIT Value SC	24,793,359	339,356	471,818	19.03
MFS VIT II Emerging Markets Equity SC	312,612	4,641	4,467	14.29
MFS VIT II International Value SC	4,064,903	73,718	87,721	21.58
Oppenheimer Money Fund/VA	116,188,052	116,188	116,188	1.00
Oppenheimer Discovery Mid Cap Growth Fund/VA	44,865	2,287	3,343	74.51
Oppenheimer Capital Appreciation Fund/VA	173,330	6,874	10,032	57.88

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2013

5.  INVESTMENTS — (Continued)

(in thousands except share data)	2013
Fund Name	Shares	Cost	Fair Value	Net Asset Value Per Share
Oppenheimer Main Street Fund/VA	415,989	$8,932	$12,996	$31.24
Oppenheimer Global Strategic Income Fund/VA	3,379,109	16,710	18,180	5.38
Oppenheimer Global Fund/VA	295,696	7,912	12,082	40.86
Oppenheimer Discovery Mid Cap Growth Fund/VA SC	14,179	578	1,024	72.22
Oppenheimer Capital Appreciation Fund/VA SC	695,191	22,624	39,883	57.37
Oppenheimer Main Street Fund/VA SC	611,279	13,150	18,944	30.99
Oppenheimer Global Strategic Income Fund/VA SC	77,652,858	424,961	427,091	5.50
Oppenheimer Global Fund/VA SC	9,859,616	289,107	399,019	40.47
Van Eck Global Hard Asset	10,392	156	326	31.39
Invesco VI American Franchise	138,057	6,510	6,990	50.63
Invesco VI Comstock	2,435,119	27,187	43,223	17.75
Invesco VI Growth & Income	1,766,850	29,017	46,450	26.29
Invesco VI Mid-Cap Growth II	7,999,800	28,951	42,639	5.33
Invesco VI Equity and Income II	12,746,586	179,776	236,067	18.52
Invesco VI American Franchise II	87,248	2,118	4,326	49.58
Invesco VI Comstock II	12,527,943	149,589	221,494	17.68
Invesco VI Growth & Income II	23,252,932	444,586	609,924	26.23
Invesco VI American Value II	2,847,520	45,072	56,182	19.73
Invesco VI Balanced Risk Allocation II	5,764,056	71,385	70,321	12.20
Invesco VI Government Securities II	9,145,334	106,638	105,537	11.54
Invesco VI International Growth II	2,326,576	70,612	81,151	34.88
Invesco VI Global Real Estate II	526,266	7,999	7,841	14.90
Invesco VI Small Cap Equity II	470,066	9,358	11,681	24.85
UIF Global Real Estate II	1,096,300	8,686	10,250	9.35
Lord Abbett Growth & Income	3,882,102	87,088	129,041	33.24
Lord Abbett Bond Debenture	44,381,582	538,026	546,337	12.31
Lord Abbett Mid Cap Stock	3,820,180	68,348	89,507	23.43
Lord Abbett Growth Opportunities	2,113,256	27,197	32,227	15.25
Lord Abbett Calibrated Dividend Growth	3,392,420	46,703	55,195	16.27
Lord Abbett International Opportunities	3,166,680	20,722	31,920	10.08
Lord Abbett Classic Stock	1,703,531	20,823	25,161	14.77
Lord Abbett Series Fundamental Equity VC	10,549,497	190,570	221,856	21.03
Fidelity Index 500 Portfolio SC2	379,295	54,079	70,003	184.56
Fidelity Growth Portfolio SC2	58,246	1,957	3,295	56.57
Fidelity Contrafund Portfolio SC2	7,362,637	187,966	248,636	33.77
Fidelity Mid Cap SC2	8,671,782	271,371	308,715	35.60
Fidelity Equity Income SC2	458,555	8,976	10,492	22.88
Fidelity Investment Grade Bonds SC2	12,501,537	157,988	151,144	12.09

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2013

5.  INVESTMENTS — (Continued)

(in thousands except share data)	2013
Fund Name	Shares	Cost	Fair Value	Net Asset Value Per Share
Fidelity Freedom Fund - 2015 Maturity SC2	87,425	$850	$1,081	$12.37
Fidelity Freedom Fund - 2020 Maturity SC2	147,277	1,378	1,847	12.54
Franklin Flex Cap Growth Securities	1,208,315	14,791	21,883	18.11
Franklin Income Securities	15,213,932	234,188	244,488	16.07
Franklin Rising Dividend Securities	13,391,830	261,339	369,882	27.62
Franklin Small-Mid Cap Growth Securities	997,050	20,222	27,080	27.16
Franklin Small Cap Value Securities CL 2	2,325,856	36,498	55,983	24.07
Franklin US Government Fund	44,286,886	580,837	560,229	12.65
Templeton Growth Securities	11,616,242	133,035	176,915	15.23
Templeton Foreign Securities	8,129,549	116,326	140,153	17.24
Templeton Global Bond Securities Fund II	16,965,954	317,820	315,567	18.60
Templeton Developing Markets Sec CL2	413,515	4,206	4,214	10.19
Mutual Shares Securities	34,560,039	577,582	747,534	21.63
American Asset Allocation Fund Class 2	3,151,375	47,353	70,370	22.33
ClearBridge Variable Mid Cap Core II	3,050,984	43,519	56,901	18.65
ClearBridge Variable Small Cap Growth II	472,287	8,552	11,118	23.54
Legg Mason Dynamic Multi-Strategy VIT II	2,432,481	27,786	30,601	12.58
PIMCO VIT Long-Term US Government Advisor	1,113,076	13,770	11,064	9.94
PIMCO VIT Low Duration Advisor	8,126,207	85,735	86,219	10.61
PIMCO VIT Real Return Advisor	25,234,893	350,023	317,960	12.60
PIMCO VIT Short-Term Advisor	8,072,761	82,621	82,907	10.27
PIMCO VIT Total Return Advisor	74,544,468	842,957	818,498	10.98
PIMCO VIT All Asset Advisor	584,045	6,703	6,413	10.98
PIMCO VIT Global Diversified Allocation Portfolio	59,090	626	615	10.40
Royce Capital Fund Micro-Cap SC	2,357,761	26,139	29,991	12.72
Royce Capital Fund Small-Cap SC	15,246,453	164,135	209,486	13.74
Guggenheim Floating Rate Strategies (Series F)	3,266	83	84	25.62
Rydex Inverse Government Long Bond	617	7	7	10.65
Rydex Commodities Strategy	609	7	7	10.85

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2013

5.  INVESTMENTS — (Continued)

During the year ended December 31, 2013, transactions in shares were as follows:

Fund Name	Goldman Sachs Large Cap Value	Goldman Sachs Strategic International Equity	Goldman Sachs Structured US Equity	Goldman Sachs Structured Small Cap Equity	Goldman Sachs Strategic Growth	Goldman Sachs Mid Cap Value
Shares purchased	53,679	23,357	9,993	10,011	25,398	21,333
Shares received from reinvestment of dividends and capital gain distributions	696,720	79,587	24,739	303,177	96,845	49,199
Total shares acquired	750,399	102,944	34,732	313,188	122,243	70,532
Shares redeemed	(1,257,157)	(957,012)	(535,431)	(494,179)	(527,615)	(168,806)
Net increase (decrease) in shares owned	(506,758)	(854,068)	(500,699)	(180,991)	(405,372)	(98,274)
Shares owned, beginning of period	6,199,650	5,295,655	2,857,403	2,580,587	2,883,008	676,928
Shares owned, end of period	5,692,892	4,441,587	2,356,704	2,399,596	2,477,636	578,654
Cost of shares acquired (000's)	$9,225	$1,025	$540	$4,608	$2,060	$1,270
Proceeds from sales (000's)	$15,788	$9,077	$7,655	$7,350	$8,329	$3,006
Fund Name	Goldman Sachs Strategic Growth SC	Goldman Sachs Large Cap Value Fund SC	Goldman Sachs Strategic International Equity SC	Goldman Sachs Structured Small Cap Equity SC	Goldman Sachs Structured US Equity SC	Goldman Sachs VIT Growth Opportunities SC
Shares purchased	1,927,977	43,648	255,799	2,747	553	385,488
Shares received from reinvestment of dividends and capital gain distributions	358,574	1,736,270	92,616	210,896	442	559,910
Total shares acquired	2,286,551	1,779,918	348,415	213,643	995	945,398
Shares redeemed	(1,142,875)	(2,416,554)	(1,023,556)	(280,956)	(10,862)	(1,557,458)
Net increase (decrease) in shares owned	1,143,676	(636,636)	(675,141)	(67,313)	(9,867)	(612,060)
Shares owned, beginning of period	8,571,713	15,093,143	6,669,097	1,756,592	63,721	9,400,119
Shares owned, end of period	9,715,389	14,456,507	5,993,956	1,689,279	53,854	8,788,059
Cost of shares acquired (000's)	$35,396	$21,824	$3,352	$3,120	$15	$7,720
Proceeds from sales (000's)	$18,408	$30,313	$9,718	$4,237	$161	$12,519
Fund Name	Goldman Sachs Mid Cap Value SC	Goldman Sachs Global Markets Navigator SC	Calvert VP SRI Balanced	MFS Growth Series IC	MFS Research IC	MFS Investors Trust IC
Shares purchased	1,759,665	294,261	3,836	7,441	19,710	5,175
Shares received from reinvestment of dividends and capital gain distributions	625,825	7,018	81,453	1,437	1,661	3,700
Total shares acquired	2,385,490	301,279	85,289	8,878	21,371	8,875
Shares redeemed	(715,339)	(16,496)	(132,035)	(29,751)	(67,931)	(74,096)
Net increase (decrease) in shares owned	1,670,151	284,783	(46,746)	(20,873)	(46,560)	(65,221)
Shares owned, beginning of period	5,885,117	0	895,800	166,248	318,317	384,225
Shares owned, end of period	7,555,268	284,783	849,054	145,375	271,757	319,004
Cost of shares acquired (000's)	$42,324	$3,405	$172	$303	$521	$232
Proceeds from sales (000's)	$12,875	$186	$275	$965	$1,718	$1,931

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2013

5.  INVESTMENTS — (Continued)

Fund Name	MFS Total Return IC	MFS New Discovery IC	MFS Utilities IC	MFS Investors Growth Stock IC	MFS Growth Series SC	MFS Research SC
Shares purchased	28,079	21,871	4,268	779	1,151,633	76,522
Shares received from reinvestment of dividends and capital gain distributions	27,278	1,389	7,086	6,680	22,552	1,292
Total shares acquired	55,357	23,260	11,354	7,459	1,174,185	77,814
Shares redeemed	(305,335)	(32,273)	(36,359)	(40,916)	(198,313)	(62,013)
Net increase (decrease) in shares owned	(249,978)	(9,013)	(25,005)	(33,457)	975,872	15,801
Shares owned, beginning of period	1,681,197	176,665	185,701	202,524	1,845,007	230,243
Shares owned, end of period	1,431,219	167,652	160,696	169,067	2,820,879	246,044
Cost of shares acquired (000's)	$1,207	$403	$341	$102	$38,015	$1,954
Proceeds from sales (000's)	$6,669	$600	$1,104	$561	$6,633	$1,551
Fund Name	MFS Investors Trust SC	MFS Total Return SC	MFS New Discovery SC	MFS Utilities SC	MFS Investors Growth Stock SC	MFS VIT Research Bond SC
Shares purchased	1,966,860	703,045	1,687,754	581,689	168,592	14,421,647
Shares received from reinvestment of dividends and capital gain distributions	50,207	76,479	63,466	97,605	178,680	723,815
Total shares acquired	2,017,067	779,524	1,751,220	679,294	347,272	15,145,462
Shares redeemed	(424,062)	(809,571)	(1,039,170)	(298,647)	(831,018)	(1,297,245)
Net increase (decrease) in shares owned	1,593,005	(30,047)	712,050	380,647	(483,746)	13,848,217
Shares owned, beginning of period	3,900,164	4,530,300	6,823,625	2,007,820	5,222,470	35,887,002
Shares owned, end of period	5,493,169	4,500,253	7,535,675	2,388,467	4,738,724	49,735,219
Cost of shares acquired (000's)	$52,080	$16,761	$30,656	$20,232	$4,624	$197,964
Proceeds from sales (000's)	$11,268	$17,531	$18,920	$8,968	$11,201	$16,959
Fund Name	MFS VIT Value SC	MFS VIT II Emerging Markets Equity SC	MFS VIT II International Value SC	Oppenheimer Money Fund/VA	Oppenheimer Discovery Mid Cap Growth Fund/VA	Oppenheimer Capital Appreciation Fund/VA
Shares purchased	5,681,054	338,658	2,302,692	120,847,104	1,252	1,303
Shares received from reinvestment of dividends and capital gain distributions	315,545	5,510	45,974	15,151	6	1,873
Total shares acquired	5,996,599	344,168	2,348,666	120,862,255	1,258	3,176
Shares redeemed	(2,328,453)	(186,003)	(42,271)	(102,261,003)	(8,050)	(32,667)
Net increase (decrease) in shares owned	3,668,146	158,165	2,306,395	18,601,252	(6,792)	(29,491)
Shares owned, beginning of period	21,125,213	154,447	1,758,508	97,586,800	51,657	202,821
Shares owned, end of period	24,793,359	312,612	4,064,903	116,188,052	44,865	173,330
Cost of shares acquired (000's)	$98,725	$5,071	$45,683	$120,863	$79	$156
Proceeds from sales (000's)	$39,235	$2,644	$876	$102,261	$506	$1,644

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2013

5.  INVESTMENTS — (Continued)

Fund Name	Oppenheimer Main Street Fund/VA	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer Global Fund/VA	Oppenheimer Discovery Mid Cap Growth Fund/VA SC	Oppenheimer Capital Appreciation Fund/VA SC	Oppenheimer Main Street Fund/VA SC
Shares purchased	7,726	64,749	4,156	793	36,907	161,220
Shares received from reinvestment of dividends and capital gain distributions	4,983	186,225	4,419	0	5,615	5,238
Total shares acquired	12,709	250,974	8,575	793	42,522	166,458
Shares redeemed	(92,653)	(734,777)	(63,997)	(3,070)	(108,589)	(98,597)
Net increase (decrease) in shares owned	(79,944)	(483,803)	(55,422)	(2,277)	(66,067)	67,861
Shares owned, beginning of period	495,933	3,862,912	351,118	16,456	761,258	543,418
Shares owned, end of period	415,989	3,379,109	295,696	14,179	695,191	611,279
Cost of shares acquired (000's)	$341	$1,356	$308	$52	$2,088	$4,406
Proceeds from sales (000's)	$2,499	$4,053	$2,309	$187	$5,544	$2,702
Fund Name	Oppenheimer Global Strategic Income Fund/VA SC	Oppenheimer Global Fund/VA SC	Van Eck Global Hard Asset	Invesco VI American Franchise	Invesco VI Comstock	Invesco VI Growth & Income
Shares purchased	16,979,439	933,078	627	1,983	20,032	16,956
Shares received from reinvestment of dividends and capital gain distributions	3,316,040	119,964	274	619	41,783	42,532
Total shares acquired	20,295,479	1,053,042	901	2,602	61,815	59,488
Shares redeemed	(3,854,203)	(1,298,537)	(1,149)	(32,045)	(558,326)	(418,977)
Net increase (decrease) in shares owned	16,441,276	(245,495)	(248)	(29,443)	(496,511)	(359,489)
Shares owned, beginning of period	61,211,582	10,105,111	10,640	167,500	2,931,630	2,126,339
Shares owned, end of period	77,652,858	9,859,616	10,392	138,057	2,435,119	1,766,850
Cost of shares acquired (000's)	$114,079	$37,318	$25	$108	$984	$1,437
Proceeds from sales (000's)	$21,710	$46,797	$33	$1,361	$8,722	$9,804

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2013

5.  INVESTMENTS — (Continued)

Fund Name	Invesco VI Mid-Cap Growth II	Invesco VI Equity and Income II	Invesco VI American Franchise II	Invesco VI Comstock II	Invesco VI Growth & Income II	Invesco VI American Value II
Shares purchased	959,531	2,292,430	2,554	724,465	4,229,730	1,579,714
Shares received from reinvestment of dividends and capital gain distributions	16,719	186,305	214	181,738	488,823	13,524
Total shares acquired	976,250	2,478,735	2,768	906,203	4,718,553	1,593,238
Shares redeemed	(1,514,031)	(1,580,892)	(16,902)	(2,586,762)	(2,630,736)	(93,297)
Net increase (decrease) in shares owned	(537,781)	897,843	(14,134)	(1,680,559)	2,087,817	1,499,941
Shares owned, beginning of period	8,537,581	11,848,743	101,382	14,208,502	21,165,115	1,347,579
Shares owned, end of period	7,999,800	12,746,586	87,248	12,527,943	23,252,932	2,847,520
Cost of shares acquired (000's)	$4,464	$42,026	$109	$14,190	$109,609	$27,610
Proceeds from sales (000's)	$7,038	$27,024	$689	$40,289	$62,466	$1,613
Fund Name	Invesco VI Balanced Risk Allocation II	Invesco VI Government Securities II	Invesco VI International Growth II	Invesco VI Global Real Estate II	Invesco VI Small Cap Equity II	UIF Global Real Estate II
Shares purchased	3,871,143	815,851	1,309,744	540,805	281,048	225,653
Shares received from reinvestment of dividends and capital gain distributions	250,279	305,243	20,889	21,771	4,079	43,824
Total shares acquired	4,121,422	1,121,094	1,330,633	562,576	285,127	269,477
Shares redeemed	(999,316)	(862,297)	(34,477)	(250,758)	(5,730)	(343,067)
Net increase (decrease) in shares owned	3,122,106	258,797	1,296,156	311,818	279,397	(73,590)
Shares owned, beginning of period	2,641,950	8,886,537	1,030,420	214,448	190,669	1,169,890
Shares owned, end of period	5,764,056	9,145,334	2,326,576	526,266	470,066	1,096,300
Cost of shares acquired (000's)	$51,913	$13,329	$42,076	$8,808	$6,149	$2,565
Proceeds from sales (000's)	$12,293	$10,357	$1,103	$3,745	$124	$3,255

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2013

5.  INVESTMENTS — (Continued)

Fund Name	Lord Abbett Growth & Income	Lord Abbett Bond Debenture	Lord Abbett Mid Cap Stock	Lord Abbett Growth Opportunities	Lord Abbett Calibrated Dividend Growth	Lord Abbett International Opportunities
Shares purchased	62,526	10,372,012	121,075	107,475	412,214	102,889
Shares received from reinvestment of dividends and capital gain distributions	20,702	3,032,299	15,100	331,224	349,152	310,044
Total shares acquired	83,228	13,404,311	136,175	438,699	761,366	412,933
Shares redeemed	(948,409)	(3,329,377)	(914,162)	(374,270)	(607,762)	(597,046)
Net increase (decrease) in shares owned	(865,181)	10,074,934	(777,987)	64,429	153,604	(184,113)
Shares owned, beginning of period	4,747,283	34,306,648	4,598,167	2,048,827	3,238,816	3,350,793
Shares owned, end of period	3,882,102	44,381,582	3,820,180	2,113,256	3,392,420	3,166,680
Cost of shares acquired (000's)	$2,442	$168,540	$2,833	$6,652	$12,298	$4,067
Proceeds from sales (000's)	$27,621	$42,178	$19,110	$5,904	$9,911	$5,816
Fund Name	Lord Abbett Classic Stock	Lord Abbett Series Fundamental Equity VC	Fidelity Index 500 Portfolio SC2	Fidelity Growth Portfolio SC2	Fidelity Contrafund Portfolio SC2	Fidelity Mid Cap SC2
Shares purchased	413,583	2,396,319	115,874	8,286	1,638,506	1,898,502
Shares received from reinvestment of dividends and capital gain distributions	186,481	1,267,771	9,701	62	60,503	1,084,381
Total shares acquired	600,064	3,664,090	125,575	8,348	1,699,009	2,982,883
Shares redeemed	(205,727)	(975,333)	(78,274)	(11,976)	(954,545)	(792,734)
Net increase (decrease) in shares owned	394,337	2,688,757	47,301	(3,628)	744,464	2,190,149
Shares owned, beginning of period	1,309,194	7,860,740	331,994	61,874	6,618,173	6,481,633
Shares owned, end of period	1,703,531	10,549,497	379,295	58,246	7,362,637	8,671,782
Cost of shares acquired (000's)	$8,562	$74,844	$20,450	$391	$49,307	$100,326
Proceeds from sales (000's)	$3,011	$20,340	$13,026	$572	$28,916	$27,509

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2013

5.  INVESTMENTS — (Continued)

Fund Name	Fidelity Equity Income SC2	Fidelity Investment Grade Bonds SC2	Fidelity Freedom Fund - 2015 Maturity SC2	Fidelity Freedom Fund - 2020 Maturity SC2	Franklin Flex Cap Growth Securities	Franklin Income Securities
Shares purchased	13,094	2,836,876	9,702	1,198	246,623	3,083,010
Shares received from reinvestment of dividends and capital gain distributions	40,833	433,493	2,628	4,312	3,405	961,908
Total shares acquired	53,927	3,270,369	12,330	5,510	250,028	4,044,918
Shares redeemed	(90,003)	(1,189,434)	(14,852)	(19,834)	(188,412)	(1,670,812)
Net increase (decrease) in shares owned	(36,076)	2,080,935	(2,522)	(14,324)	61,616	2,374,106
Shares owned, beginning of period	494,631	10,420,602	89,947	161,601	1,146,699	12,839,826
Shares owned, end of period	458,555	12,501,537	87,425	147,277	1,208,315	15,213,932
Cost of shares acquired (000's)	$1,189	$41,144	$151	$67	$3,775	$62,446
Proceeds from sales (000's)	$2,007	$14,954	$173	$239	$2,925	$25,997
Fund Name	Franklin Rising Dividend Securities	Franklin Small-Mid Cap Growth Securities	Franklin Small Cap Value Securities CL 2	Franklin US Government Fund	Templeton Growth Securities	Templeton Foreign Securities
Shares purchased	2,617,627	251,660	267,051	12,967,553	356,502	711,543
Shares received from reinvestment of dividends and capital gain distributions	211,885	65,942	75,324	1,094,201	346,529	207,205
Total shares acquired	2,829,512	317,602	342,375	14,061,754	703,031	918,748
Shares redeemed	(1,728,426)	(198,581)	(451,365)	(2,389,443)	(2,266,402)	(1,159,809)
Net increase (decrease) in shares owned	1,101,086	119,021	(108,990)	11,672,311	(1,563,371)	(241,061)
Shares owned, beginning of period	12,290,744	878,029	2,434,846	32,614,575	13,179,613	8,370,610
Shares owned, end of period	13,391,830	997,050	2,325,856	44,286,886	11,616,242	8,129,549
Cost of shares acquired (000's)	$69,086	$7,486	$7,086	$181,944	$9,293	$14,037
Proceeds from sales (000's)	$42,972	$4,814	$9,462	$30,824	$30,748	$18,188

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2013

5.  INVESTMENTS — (Continued)

Fund Name	Templeton Global Bond Securities Fund II	Templeton Developing Markets Sec CL2	Mutual Shares Securities	American Asset Allocation Fund Class 2	ClearBridge Variable Mid Cap Core II	ClearBridge Variable Small Cap Growth II
Shares purchased	5,736,562	478,635	5,089,507	102,588	784,925	257,984
Shares received from reinvestment of dividends and capital gain distributions	927,884	10,103	716,508	44,989	207,878	32,860
Total shares acquired	6,664,446	488,738	5,806,015	147,577	992,803	290,844
Shares redeemed	(1,345,975)	(324,143)	(3,622,013)	(502,582)	(395,188)	(95,237)
Net increase (decrease) in shares owned	5,318,471	164,595	2,184,002	(355,005)	597,615	195,607
Shares owned, beginning of period	11,647,483	248,920	32,376,037	3,506,380	2,453,369	276,680
Shares owned, end of period	16,965,954	413,515	34,560,039	3,151,375	3,050,984	472,287
Cost of shares acquired (000's)	$126,642	$5,052	$112,841	$3,072	$16,816	$6,100
Proceeds from sales (000's)	$25,061	$3,236	$71,496	$10,293	$6,934	$2,060
Fund Name	Legg Mason Dynamic Multi-Strategy VIT II	PIMCO VIT Long-Term US Government Advisor	PIMCO VIT Low Duration Advisor	PIMCO VIT Real Return Advisor	PIMCO VIT Short-Term Advisor	PIMCO VIT Total Return Advisor
Shares purchased	1,811,839	438,369	2,956,391	8,845,786	4,560,272	16,864,559
Shares received from reinvestment of dividends and capital gain distributions	20,938	90,653	98,446	629,611	38,590	2,098,679
Total shares acquired	1,832,777	529,022	3,054,837	9,475,397	4,598,862	18,963,238
Shares redeemed	(45,821)	(432,814)	(1,289,687)	(1,783,445)	(1,164,132)	(4,369,461)
Net increase (decrease) in shares owned	1,786,956	96,208	1,765,150	7,691,952	3,434,730	14,593,777
Shares owned, beginning of period	645,525	1,016,868	6,361,057	17,542,941	4,638,031	59,950,691
Shares owned, end of period	2,432,481	1,113,076	8,126,207	25,234,893	8,072,761	74,544,468
Cost of shares acquired (000's)	$21,442	$6,059	$32,563	$128,884	$47,205	$215,054
Proceeds from sales (000's)	$536	$4,752	$13,729	$23,951	$11,956	$49,061

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2013

5.  INVESTMENTS — (Continued)

Fund Name	PIMCO VIT All Asset Advisor	PIMCO VIT Global Diversified Allocation Portfolio	Royce Capital Fund Micro-Cap SC	Royce Capital Fund Small-Cap SC	Guggenheim Floating Rate Strategies (Series F)	Rydex Inverse Government Long Bond
Shares purchased	815,704	64,067	609,836	3,478,404	3,270	617
Shares received from reinvestment of dividends and capital gain distributions	34,745	3,568	71,340	970,619	0	0
Total shares acquired	850,449	67,635	681,176	4,449,023	3,270	617
Shares redeemed	(649,658)	(8,545)	(312,183)	(1,507,795)	(4)	0
Net increase (decrease) in shares owned	200,791	59,090	368,993	2,941,228	3,266	617
Shares owned, beginning of period	383,254	0	1,988,768	12,305,225	0	0
Shares owned, end of period	584,045	59,090	2,357,761	15,246,453	3,266	617
Cost of shares acquired (000's)	$9,739	$715	$7,770	$54,680	$83	$7
Proceeds from sales (000's)	$7,227	$90	$3,674	$19,366	$—	$—

Fund Name	Rydex Commodities Strategy
Shares purchased	609
Shares received from reinvestment of dividends and capital gain distributions	0
Total shares acquired	609
Shares redeemed	—
Net increase (decrease) in shares owned	609
Shares owned, beginning of period	0
Shares owned, end of period	609
Cost of shares acquired (000's)	$7
Proceeds from sales (000's)	$—

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2013

6.  FINANCIAL HIGHLIGHTS

Protective Life sells a number of variable annuity products that are funded by the Separate Account. These products have unique combinations of features and fees that are charged against the contract owner's account. Differences in the fee structures result in a variety of unit values, expense ratios and total returns. The following tables were developed by determining which products offered by Protective Life and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum contract charges offered by Protective Life, as contract owners may not have selected all available and applicable contract options.

	As of December 31, 2013				For the Year Ended December 31, 2013
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Goldman Sachs Large Cap Value	3,077	$16.29	$31.42	$71,661	1.15%	0.60%	1.80%	30.84%	32.43%
Goldman Sachs Strategic International Equity	2,830	$12.87	$21.63	$46,308	1.76%	0.60%	1.80%	21.97%	23.46%
Goldman Sachs Structured US Equity	1,224	$14.96	$39.56	$38,914	1.08%	0.60%	1.80%	35.05%	36.69%
Goldman Sachs Structured Small Cap Equity	1,013	$16.59	$41.63	$36,164	0.94%	0.60%	1.80%	33.19%	34.81%
Goldman Sachs Strategic Growth	1,941	$15.12	$34.35	$43,705	0.39%	0.60%	1.80%	30.04%	31.63%
Goldman Sachs Mid Cap Value	447	$22.59	$25.27	$10,787	0.78%	0.60%	1.80%	30.51%	32.10%
Goldman Sachs Strategic Growth SC	10,537	$10.80	$22.52	$171,088	0.17%	0.70%	1.75%	29.69%	31.08%
Goldman Sachs Large Cap Value Fund SC	13,006	$12.19	$20.26	$181,863	0.93%	0.70%	1.75%	30.61%	32.00%
Goldman Sachs Strategic International Equity SC	5,641	$10.06	$18.44	$62,577	1.57%	0.70%	1.75%	21.56%	22.86%
Goldman Sachs Structured Small Cap Equity SC	1,426	$16.79	$26.59	$25,339	0.70%	0.70%	1.65%	33.15%	34.44%
Goldman Sachs Structured US Equity SC	46	$13.97	$22.91	$891	0.84%	0.70%	1.65%	34.97%	36.27%
Goldman Sachs VIT Growth Opportunities SC	4,245	$14.31	$19.25	$75,402	0.00%	0.60%	1.75%	29.89%	31.40%
Goldman Sachs Mid Cap Value SC	9,374	$10.54	$15.91	$140,981	0.66%	0.70%	1.75%	30.24%	31.63%
Goldman Sachs Global Markets Navigator SC	300	$10.85	$10.89	$3,266	0.11%	1.30%	1.75%	3.73%	4.04	%(a)
Calvert VP SRI Balanced	94	$15.45	$18.82	$1,730	1.00%	0.70%	1.80%	15.88%	17.18%
MFS Growth Series IC	231	$16.07	$25.98	$5,680	0.23%	0.70%	1.80%	34.39%	35.90%
MFS Research IC	367	$16.77	$22.35	$7,811	0.33%	0.70%	1.80%	29.91%	31.36%
MFS Investors Trust IC	474	$15.94	$21.26	$9,554	1.08%	0.70%	1.80%	29.68%	31.13%
MFS Total Return IC	1,463	$20.17	$24.43	$33,548	1.75%	0.70%	1.80%	16.91%	18.21%
MFS New Discovery IC	99	$30.11	$39.47	$3,700	0.00%	0.70%	1.80%	38.98%	40.53%
MFS Utilities IC	153	$31.53	$34.59	$5,123	2.26%	0.70%	1.80%	18.35%	19.67%
MFS Investors Growth Stock IC	253	$9.62	$11.18	$2,590	0.61%	0.70%	1.80%	27.95%	29.38%
MFS Growth Series SC	6,350	$14.55	$25.30	$107,814	0.13%	0.60%	1.80%	34.04%	35.68%
MFS Research SC	393	$14.14	$22.68	$7,010	0.30%	0.60%	1.75%	29.69%	31.21%
MFS Investors Trust SC	10,053	$14.05	$21.38	$163,257	1.03%	0.60%	1.80%	29.37%	30.95%
MFS Total Return SC	5,936	$12.43	$23.78	$104,046	1.66%	0.60%	1.80%	16.60%	18.03%
MFS New Discovery SC	7,089	$13.83	$38.43	$158,400	0.00%	0.60%	1.80%	38.68%	40.37%
MFS Utilities SC	4,035	$12.64	$33.67	$75,165	2.21%	0.60%	1.80%	18.05%	19.49%
MFS Investors Growth Stock SC	6,217	$9.37	$22.33	$70,891	0.42%	0.60%	1.80%	27.72%	29.27%
MFS VIT Research Bond SC	58,361	$10.38	$11.83	$642,579	1.16%	0.60%	1.75%	–3.01%	–1.88%
MFS VIT Value SC	29,190	$14.54	$17.75	$471,818	1.03%	0.60%	1.75%	33.23%	34.78%
MFS VIT II Emerging Markets Equity SC	476	$9.31	$9.45	$4,467	1.61%	0.90%	1.75%	–7.06%	–6.25%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2013

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2013				For the Year Ended December 31, 2013
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
MFS VIT II International Value SC	6,572	$13.16	$13.35	$87,721	1.53%	0.90%	1.75%	25.41%	26.49%
Oppenheimer Money Fund/VA	64,777	$0.95	$11.09	$116,188	0.01%	0.60%	1.80%	–1.78%	–0.59%
Oppenheimer Discovery Mid Cap Growth Fund/VA	167	$14.56	$20.72	$3,343	0.01%	0.70%	1.80%	33.54%	35.03%
Oppenheimer Capital Appreciation Fund/VA	464	$15.91	$23.44	$10,032	0.99%	0.70%	1.80%	27.41%	28.83%
Oppenheimer Main Street Fund/VA	680	$15.45	$20.34	$12,995	1.10%	0.70%	1.80%	29.41%	30.85%
Oppenheimer Global Strategic Income Fund/VA	863	$19.86	$22.49	$18,181	5.03%	0.70%	1.80%	–1.93%	–0.83%
Oppenheimer Global Fund/VA	365	$28.12	$35.54	$12,082	1.36%	0.70%	1.80%	25.02%	26.42%
Oppenheimer Discovery Mid Cap Growth Fund/VA SC	57	$13.71	$25.67	$1,024	0.00%	0.60%	1.80%	33.19%	34.81%
Oppenheimer Capital Appreciation Fund/VA SC	2,395	$13.30	$22.83	$39,883	0.75%	0.60%	1.80%	27.10%	28.65%
Oppenheimer Main Street Fund/VA SC	1,097	$14.40	$22.29	$18,944	0.87%	0.60%	1.80%	29.08%	30.65%
Oppenheimer Global Strategic Income Fund/VA SC	27,993	$10.31	$21.88	$427,093	4.62%	0.60%	1.80%	–2.16%	–0.96%
Oppenheimer Global Fund/VA SC	17,940	$12.95	$34.65	$399,020	1.17%	0.60%	1.80%	24.71%	26.23%
Van Eck Global Hard Asset	7	$44.12	$47.63	$326	0.67%	1.25%	1.80%	8.55%	9.15%
Invesco VI American Franchise	902	$7.15	$8.32	$6,990	0.43%	0.70%	1.80%	37.62%	39.16%
Invesco VI Comstock	1,762	$22.68	$26.37	$43,225	1.62%	0.70%	1.80%	33.53%	35.02%
Invesco VI Growth & Income	2,207	$19.47	$22.64	$46,452	1.44%	0.70%	1.80%	31.67%	33.14%
Invesco VI Mid-Cap Growth II	2,627	$8.01	$25.02	$42,639	0.22%	0.60%	1.80%	34.15%	35.78%
Invesco VI Equity and Income II	13,487	$12.96	$21.70	$236,068	1.54%	0.60%	1.80%	22.64%	24.14%
Invesco VI American Franchise II	415	$7.11	$24.83	$4,326	0.25%	0.60%	1.70%	37.42%	38.96%
Invesco VI Comstock II	10,091	$14.59	$25.67	$221,495	1.41%	0.60%	1.80%	33.22%	34.84%
Invesco VI Growth & Income II	34,383	$14.00	$22.04	$609,926	1.31%	0.60%	1.80%	31.36%	32.97%
Invesco VI American Value II	3,499	$14.46	$19.67	$56,182	0.65%	0.60%	1.75%	31.59%	33.13%
Invesco VI Balanced Risk Allocation II	5,776	$11.17	$13.54	$70,321	1.77%	0.60%	1.75%	–0.35%	0.81%
Invesco VI Government Securities II	10,105	$9.90	$10.53	$105,537	3.31%	0.60%	1.80%	–4.60%	–3.44%
Invesco VI International Growth II	6,677	$11.51	$12.20	$81,151	1.26%	0.60%	1.75%	16.64%	18.01%
Invesco VI Global Real Estate II	689	$9.64	$11.46	$7,841	4.56%	0.90%	1.75%	0.65%	1.52%
Invesco VI Small Cap Equity II	857	$10.75	$13.66	$11,681	0.00%	0.90%	1.75%	34.69%	35.85%
UIF Global Real Estate II	828	$10.94	$21.08	$10,250	3.69%	0.60%	1.75%	0.84%	2.02%
Lord Abbett Growth & Income	7,519	$13.60	$20.74	$129,041	0.54%	0.60%	1.80%	33.46%	35.08%
Lord Abbett Bond Debenture	34,180	$11.52	$22.71	$546,338	5.45%	0.60%	1.80%	6.23%	7.52%
Lord Abbett Mid Cap Stock	4,624	$13.02	$23.24	$89,509	0.40%	0.60%	1.80%	27.98%	29.54%
Lord Abbett Growth Opportunities	1,371	$13.03	$25.71	$32,228	0.00%	0.60%	1.75%	34.68%	36.26%
Lord Abbett Calibrated Dividend Growth	2,707	$13.26	$23.89	$55,197	1.64%	0.60%	1.80%	25.63%	27.16%
Lord Abbett International Opportunities	2,312	$12.19	$23.68	$31,920	1.82%	0.60%	1.75%	29.40%	30.91%
Lord Abbett Classic Stock	1,727	$13.11	$19.38	$25,161	1.07%	0.60%	1.75%	27.58%	29.07%
Lord Abbett Series Fundamental Equity VC	14,463	$13.31	$17.49	$221,856	0.26%	0.60%	1.75%	33.39%	34.94%
Fidelity Index 500 Portfolio SC2	4,456	$14.21	$22.77	$70,003	1.75%	0.60%	1.75%	29.60%	31.12%
Fidelity Growth Portfolio SC2	187	$14.87	$24.24	$3,295	0.05%	0.70%	1.65%	33.76%	35.05%
Fidelity Contrafund Portfolio SC2	15,209	$13.59	$22.84	$248,636	0.87%	0.60%	1.75%	28.67%	30.17%
Fidelity Mid Cap SC2	18,745	$13.31	$26.41	$308,715	0.30%	0.60%	1.75%	33.50%	35.06%
Fidelity Equity Income SC2	616	$13.13	$22.70	$10,492	2.21%	0.60%	1.65%	25.72%	27.06%
Fidelity Investment Grade Bonds SC2	12,506	$10.22	$14.02	$151,144	2.30%	0.60%	1.75%	–3.78%	–2.65%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2013

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2013				For the Year Ended December 31, 2013
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Fidelity Freedom Fund - 2015 Maturity SC2	77	$12.50	$17.32	$1,081	1.59%	0.70%	1.65%	12.22%	13.31%
Fidelity Freedom Fund - 2020 Maturity SC2	118	$12.41	$18.45	$1,847	1.48%	0.60%	1.65%	13.73%	14.94%
Franklin Flex Cap Growth Securities	1,395	$13.42	$21.33	$21,883	0.00%	0.60%	1.75%	35.08%	36.66%
Franklin Income Securities	16,684	$11.94	$19.25	$244,491	6.40%	0.60%	1.75%	11.95%	13.26%
Franklin Rising Dividend Securities	23,222	$14.18	$22.76	$369,882	1.58%	0.60%	1.75%	27.42%	28.91%
Franklin Small-Mid Cap Growth Securities	1,656	$13.58	$24.77	$27,080	0.00%	0.60%	1.75%	35.74%	37.33%
Franklin Small Cap Value Securities CL 2	3,103	$15.05	$19.81	$55,983	1.31%	0.60%	1.75%	33.86%	35.42%
Franklin US Government Fund	51,869	$9.81	$12.44	$560,230	2.77%	0.60%	1.75%	–3.95%	–2.82%
Templeton Growth Securities	12,582	$12.44	$21.55	$176,917	2.69%	0.60%	1.75%	28.54%	30.04%
Templeton Foreign Securities	9,848	$11.89	$19.41	$140,153	2.38%	0.60%	1.75%	20.82%	22.23%
Templeton Global Bond Securities Fund II	23,923	$10.40	$17.30	$315,568	4.80%	0.60%	1.75%	–0.15%	1.02%
Templeton Developing Markets Sec CL2	434	$9.62	$9.85	$4,214	2.19%	0.90%	1.75%	–2.65%	–1.81%
Mutual Shares Securities	51,645	$13.01	$20.58	$747,537	2.13%	0.60%	1.75%	26.02%	27.49%
American Asset Allocation Fund Class 2	4,306	$14.18	$19.67	$70,370	1.43%	0.60%	1.70%	21.59%	22.95%
ClearBridge Variable Mid Cap Core II	3,451	$14.15	$19.23	$56,901	0.06%	0.60%	1.75%	34.66%	36.23%
ClearBridge Variable Small Cap Growth II	585	$16.02	$22.74	$11,118	0.05%	0.60%	1.75%	44.06%	45.74%
Legg Mason Dynamic Multi-Strategy VIT II	2,604	$11.71	$11.80	$30,601	1.19%	1.30%	1.75%	16.06%	16.59%
PIMCO VIT Long-Term US Government Advisor	1,024	$9.44	$12.30	$11,064	2.29%	0.60%	1.75%	–14.56%	–13.56%
PIMCO VIT Low Duration Advisor	8,206	$10.02	$11.04	$86,219	1.33%	0.60%	1.75%	–1.98%	–0.83%
PIMCO VIT Real Return Advisor	29,995	$9.82	$11.75	$317,960	1.86%	0.60%	1.75%	–10.89%	–9.85%
PIMCO VIT Short-Term Advisor	8,264	$9.83	$10.34	$82,907	0.65%	0.60%	1.75%	–1.29%	–0.14%
PIMCO VIT Total Return Advisor	73,904	$10.28	$11.72	$818,498	2.12%	0.60%	1.75%	–3.77%	–2.65%
PIMCO VIT All Asset Advisor	606	$10.51	$10.67	$6,413	4.48%	0.90%	1.75%	–1.64%	–0.79%
PIMCO VIT Global Diversified Allocation Portfolio	58	$10.57	$10.60	$615	5.42%	1.30%	1.75%	4.11%	4.43	%(a)
Royce Capital Fund Micro-Cap SC	2,304	$10.66	$15.33	$29,991	0.37%	0.60%	1.75%	18.55%	19.93%
Royce Capital Fund Small-Cap SC	13,592	$13.66	$17.61	$209,486	1.05%	0.60%	1.75%	32.09%	33.63%
Guggenheim Floating Rate Strategies (Series F)	8	$10.14	$10.14	$84	0.00%	1.00%	1.00%	0.71%	0.71	%(b)
Rydex Inverse Government Long Bond	1	$10.25	$10.25	$7	0.00%	1.00%	1.00%	3.24%	3.24	%(b)
Rydex Commodities Strategy	1	$9.79	$9.79	$7	0.00%	1.00%	1.00%	3.07%	3.07	%(b)

*These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessd by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2013

6.  FINANCIAL HIGHLIGHTS — (Continued)

**These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total returns for periods of less than one year are not annualized. Product designs within a subaccount with an effective date during the year were excluded from the range of total return for that period unless the subaccount is only offered within the new product design.

(a)  Start date May 1, 2013

(b)  Start date November 4, 2013. Total return range includes new product designs as subaccount is only offered in the new product designs.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2013

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2012				For the Year Ended December 31, 2012
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Goldman Sachs Large Cap Value	3,810	$12.36	$23.88	$66,725	1.32%	0.60%	1.80%	16.98%	18.41%
Goldman Sachs Strategic International Equity	3,409	$10.48	$17.64	$45,279	2.03%	0.60%	1.80%	19.05%	20.51%
Goldman Sachs Structured US Equity	1,493	$11.00	$29.13	$34,702	1.70%	0.60%	1.80%	12.40%	13.77%
Goldman Sachs Structured Small Cap Equity	1,245	$12.44	$31.08	$32,802	1.10%	0.60%	1.80%	10.80%	12.15%
Goldman Sachs Strategic Growth	2,339	$11.54	$26.27	$39,962	0.64%	0.60%	1.80%	17.73%	19.17%
Goldman Sachs Mid Cap Value	567	$17.31	$19.15	$10,377	1.06%	0.60%	1.80%	16.33%	17.76%
Goldman Sachs Strategic Growth SC	9,355	$11.05	$17.20	$118,718	0.54%	0.70%	1.75%	17.53%	18.79%
Goldman Sachs Large Cap Value Fund SC	15,251	$9.31	$15.36	$162,251	1.18%	0.70%	1.75%	16.74%	17.99%
Goldman Sachs Strategic International Equity SC	6,356	$8.26	$15.03	$57,154	1.91%	0.70%	1.75%	18.77%	20.04%
Goldman Sachs Structured Small Cap Equity SC	1,679	$12.60	$19.80	$22,221	0.91%	0.70%	1.65%	10.65%	11.72%
Goldman Sachs Structured US Equity SC	53	$10.34	$16.83	$775	1.49%	0.70%	1.65%	12.26%	13.34%
Goldman Sachs VIT Growth Opportunities SC	4,768	$11.02	$14.65	$65,143	0.00%	0.60%	1.75%	17.34%	18.71%
Goldman Sachs Mid Cap Value SC	7,795	$10.50	$12.09	$90,337	1.27%	0.70%	1.75%	16.12%	17.36%
Calvert VP SRI Balanced	109	$13.20	$16.15	$1,710	1.11%	0.70%	1.80%	8.52%	9.74%
MFS Growth Series IC	264	$11.87	$19.23	$4,793	0.00%	0.70%	1.80%	15.27%	16.56%
MFS Research IC	426	$12.82	$17.11	$6,955	0.80%	0.70%	1.80%	15.16%	16.45%
MFS Investors Trust IC	570	$12.21	$16.31	$8,814	0.87%	0.70%	1.80%	17.04%	18.35%
MFS Total Return IC	1,726	$17.13	$20.78	$33,710	2.71%	0.70%	1.80%	9.25%	10.48%
MFS New Discovery IC	104	$21.51	$28.24	$2,777	0.00%	0.70%	1.80%	19.04%	20.37%
MFS Utilities IC	182	$26.45	$29.07	$5,131	6.51%	0.70%	1.80%	11.44%	12.69%
MFS Investors Growth Stock IC	311	$7.52	$8.64	$2,473	0.44%	0.70%	1.80%	14.87%	16.15%
MFS Growth Series SC	3,971	$10.85	$18.77	$52,121	0.00%	0.60%	1.80%	14.97%	16.37%
MFS Research SC	350	$10.90	$17.32	$4,996	0.62%	0.60%	1.75%	14.86%	16.20%
MFS Investors Trust SC	6,817	$10.86	$16.36	$88,846	0.77%	0.60%	1.80%	16.69%	18.12%
MFS Total Return SC	5,764	$10.65	$20.28	$89,702	2.54%	0.60%	1.80%	8.94%	10.27%
MFS New Discovery SC	5,712	$9.97	$27.56	$102,423	0.00%	0.60%	1.80%	18.72%	20.17%
MFS Utilities SC	3,099	$10.70	$28.36	$54,793	6.67%	0.60%	1.80%	11.17%	12.53%
MFS Investors Growth Stock SC	7,067	$7.34	$17.31	$62,304	0.22%	0.60%	1.80%	14.58%	15.98%
MFS VIT Research Bond SC	41,750	$10.71	$12.05	$477,297	2.76%	0.60%	1.75%	5.18%	6.41%
MFS VIT Value SC	24,538	$10.92	$13.17	$300,401	1.48%	0.60%	1.75%	13.85%	15.19%
MFS VIT II Emerging Markets Equity SC	236	$10.02	$10.08	$2,369	0.55%	0.90%	1.75%	2.95%	2.95	%(a)
MFS VIT II International Value SC	2,855	$10.49	$10.56	$30,141	0.82%	0.90%	1.75%	5.91%	5.91	%(a)
Oppenheimer Money Fund/VA	64,476	$0.96	$11.15	$97,588	0.01%	0.60%	1.80%	–1.79%	–0.59%
Oppenheimer Small & Mid Cap Fund/VA	190	$10.80	$15.43	$2,831	0.00%	0.70%	1.80%	14.35%	15.63%
Oppenheimer Capital Appreciation Fund/VA	542	$12.40	$18.29	$9,139	0.66%	0.70%	1.80%	12.06%	13.32%
Oppenheimer Main Street Fund/VA	808	$11.85	$15.63	$11,887	0.95%	0.70%	1.80%	14.77%	16.05%
Oppenheimer Global Strategic Income Fund/VA	1,024	$20.25	$22.68	$21,907	5.82%	0.70%	1.80%	11.49%	12.74%
Oppenheimer Global Securites Fund/VA	435	$22.34	$28.27	$11,429	2.15%	0.70%	1.80%	19.08%	20.42%
Oppenheimer High Income Fund/VA	—	$—	$—	$—	16.67%	0.70%	1.80%	11.18%	12.20	%(b)

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2013

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2012				For the Year Ended December 31, 2012
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Oppenheimer Small & Mid Cap Fund/VA SC	64	$10.22	$19.08	$876	0.00%	0.60%	1.80%	14.07%	15.47%
Oppenheimer Capital Appreciation Fund/VA SC	2,598	$10.46	$17.86	$33,999	0.39%	0.60%	1.80%	11.76%	13.12%
Oppenheimer Main Street Fund/VA SC	934	$11.15	$17.10	$12,922	0.64%	0.60%	1.80%	14.51%	15.91%
Oppenheimer Global Strategic Income Fund/VA SC	21,427	$10.53	$22.12	$354,421	5.56%	0.60%	1.80%	11.11%	12.47%
Oppenheimer Global Securites Fund/VA SC	17,305	$10.38	$27.63	$325,895	1.92%	0.60%	1.80%	18.77%	20.22%
Oppenheimer High Income Fund/VA SC	—	$—	$—	$—	16.23%	0.60%	1.80%	10.93%	12.04	%(b)
Van Eck Global Hard Asset	7	$40.64	$43.64	$310	0.60%	1.25%	1.80%	1.52%	2.09%
Invesco Van Kampen VI American Franchise	1,087	$5.20	$5.98	$6,077	0.00%	0.70%	1.80%	11.68%	12.93%
Invesco Van Kampen VI Comstock	2,131	$16.98	$19.53	$38,914	1.67%	0.70%	1.80%	17.08%	18.40%
Invesco Van Kampen VI Growth & Income	2,685	$14.79	$17.00	$42,678	1.47%	0.70%	1.80%	12.57%	13.83%
Invesco Van Kampen VI Mid-Cap Growth II	2,764	$5.97	$18.46	$33,382	0.00%	0.60%	1.80%	9.62%	10.96%
Invesco Van Kampen VI Equity and Income II	11,924	$10.56	$17.50	$178,328	1.87%	0.60%	1.80%	10.36%	11.71%
Invesco Van Kampen VI American Franchise II	478	$5.17	$17.91	$3,604	0.00%	0.60%	1.70%	11.47%	12.72%
Invesco Van Kampen VI Comstock II	11,269	$10.95	$19.05	$187,839	1.54%	0.60%	1.80%	16.78%	18.21%
Invesco Van Kampen VI Growth & Income II	30,129	$10.65	$16.59	$423,938	1.42%	0.60%	1.80%	12.29%	13.66%
Invesco Van Kampen VI American Value II	1,638	$10.99	$14.78	$19,958	0.99%	0.60%	1.75%	15.03%	16.37%
Invesco VI Balanced Risk Allocation II	2,710	$11.21	$13.43	$33,209	1.13%	0.60%	1.75%	8.70%	9.97%
Invesco VI Government Securities II	10,070	$10.29	$10.91	$109,216	2.96%	0.60%	1.80%	0.38%	1.60%
Invesco VI International Growth II	2,971	$9.86	$10.37	$30,583	1.88%	0.60%	1.75%	13.35%	14.56%
Invesco VI Global Real Estate II	288	$11.22	$11.29	$3,240	0.52%	0.90%	1.75%	10.27%	10.27	%(a)
Invesco VI Small Cap Equity II	347	$10.00	$10.05	$3,491	0.00%	0.90%	1.65%	1.85%	1.85	%(a)
UIF Global Real Estate II	911	$10.85	$20.70	$11,067	0.55%	0.60%	1.75%	27.67%	29.16%
Lord Abbett Growth & Income	9,154	$10.19	$15.39	$116,738	0.94%	0.60%	1.80%	10.07%	11.41%
Lord Abbett Bond Debenture	26,020	$10.84	$21.14	$419,231	6.46%	0.60%	1.80%	10.51%	11.86%
Lord Abbett Mid Cap Stock	5,491	$10.17	$17.98	$83,001	0.64%	0.60%	1.80%	12.48%	13.86%
Lord Abbett Growth Opportunities	1,527	$9.67	$18.89	$27,024	0.00%	0.60%	1.75%	12.10%	13.42%
Lord Abbett Calibrated Dividend Growth	2,726	$10.55	$18.81	$46,058	2.88%	0.60%	1.80%	10.43%	11.78%
Lord Abbett International Opportunities	2,688	$9.41	$18.13	$28,415	1.99%	0.60%	1.75%	18.27%	19.66%
Lord Abbett Classic Stock	1,445	$10.26	$15.04	$16,718	1.36%	0.60%	1.75%	13.07%	14.40%
Lord Abbett Series Fundamental Equity VC	11,852	$9.98	$12.96	$138,428	0.72%	0.60%	1.75%	8.64%	9.92%
Fidelity Index 500 Portfolio SC2	3,870	$10.96	$17.40	$47,691	2.07%	0.60%	1.75%	13.61%	14.94%
Fidelity Growth Portfolio SC2	198	$11.12	$17.97	$2,576	0.35%	0.60%	1.65%	12.51%	13.71%
Fidelity Contrafund Portfolio SC2	13,169	$10.56	$17.59	$172,073	1.29%	0.60%	1.75%	14.11%	15.44%
Fidelity Mid Cap SC2	14,980	$9.97	$19.65	$194,319	0.53%	0.60%	1.75%	12.56%	13.87%
Fidelity Equity Income SC2	723	$10.44	$17.90	$9,705	2.81%	0.60%	1.65%	15.12%	16.35%
Fidelity Investment Grade Bonds SC2	10,376	$10.60	$14.47	$133,280	2.44%	0.60%	1.75%	3.75%	4.97%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2013

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2012				For the Year Ended December 31, 2012
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Fidelity Freedom Fund - 2015 Maturity SC2	83	$11.14	$15.30	$1,005	1.69%	0.70%	1.65%	10.06%	11.12%
Fidelity Freedom Fund - 2020 Maturity SC2	134	$10.91	$16.09	$1,803	1.82%	0.60%	1.65%	11.20%	12.39%
Franklin Flex Cap Growth Securities	1,289	$9.93	$15.64	$15,148	0.00%	0.60%	1.75%	7.35%	8.61%
Franklin Income Securities	14,380	$10.66	$17.03	$193,499	6.33%	0.60%	1.75%	10.68%	11.98%
Franklin Rising Dividend Securities	20,911	$11.13	$17.69	$265,972	1.58%	0.60%	1.75%	10.00%	11.29%
Franklin Small-Mid Cap Growth Securities	1,496	$10.00	$18.07	$18,474	0.00%	0.60%	1.75%	8.91%	10.19%
Franklin Small Cap Value Securities CL 2	3,283	$11.24	$14.63	$44,387	0.78%	0.60%	1.75%	16.31%	17.68%
Franklin US Government Fund	37,852	$10.19	$12.80	$434,100	2.55%	0.60%	1.75%	0.10%	1.27%
Templeton Growth Securities	14,526	$9.67	$16.61	$157,762	2.08%	0.60%	1.75%	18.95%	20.34%
Templeton Foreign Securities	10,242	$9.84	$15.91	$120,286	3.01%	0.60%	1.75%	16.16%	17.52%
Templeton Global Bond Securities Fund II	16,099	$10.42	$17.13	$226,777	6.17%	0.60%	1.75%	13.05%	14.37%
Templeton Developing Markets Sec CL2	264	$9.88	$9.94	$2,614	0.19%	0.90%	1.75%	1.88%	1.88	%(a)
Mutual Shares Securities	48,673	$10.32	$16.18	$557,517	2.18%	0.60%	1.75%	12.24%	13.56%
American Asset Allocation Fund Class 2	4,798	$11.57	$16.03	$64,202	1.94%	0.60%	1.70%	14.21%	15.49%
Legg Mason ClearBridge Variable Mid Cap Core II	2,844	$10.51	$14.12	$35,819	0.88%	0.60%	1.75%	15.55%	16.90%
Legg Mason ClearBridge Variable Small Cap Growth II	350	$11.12	$15.55	$4,773	0.14%	0.70%	1.75%	16.88%	18.13%
Legg Mason Dynamic Multi-Strategy VIT Portfolio II	687	$10.09	$10.12	$6,939	3.90%	1.30%	1.75%	1.11%	1.42	%(a)(c)
PIMCO VIT Long-Term US Government Advisor	981	$10.95	$14.27	$12,558	2.05%	0.60%	1.75%	2.50%	3.70%
PIMCO VIT Low Duration Advisor	6,399	$10.22	$11.14	$68,572	1.79%	0.60%	1.75%	3.89%	5.11%
PIMCO VIT Real Return Advisor	20,704	$10.92	$13.03	$249,987	0.93%	0.60%	1.75%	6.74%	7.99%
PIMCO VIT Short-Term Advisor	4,719	$9.95	$10.36	$47,725	0.77%	0.60%	1.75%	0.88%	2.06%
PIMCO VIT Total Return Advisor	60,040	$10.68	$12.04	$692,430	2.47%	0.60%	1.75%	7.57%	8.83%
PIMCO VIT All Asset Advisor	411	$10.68	$10.75	$4,400	7.58%	0.90%	1.75%	6.53%	6.53	%(a)
Royce Capital Fund Micro-Cap SC	1,920	$8.99	$12.74	$21,618	0.00%	0.70%	1.75%	5.57%	6.70%
Royce Capital Fund Small-Cap SC	11,286	$10.34	$13.18	$134,250	0.04%	0.60%	1.75%	10.25%	11.54%

*These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessd by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

**These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items in the expense ratio. The total return does not

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2013

6.  FINANCIAL HIGHLIGHTS — (Continued)

include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total returns for periods of less than one year are not annualized. Product designs within a subaccount with an effective date during the year were excluded from the range of total return for that period unless the subaccount is only offered within the new product design.

(a)  Start date May 1, 2012

(b)  Closed October 26, 2012

(c)  Total return range includes new product designs as subaccount is only offered in the new product designs.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2013

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2011				For the Year Ended December 31, 2011
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Goldman Sachs Large Cap Value	4,851	$10.49	$20.30	$71,380	1.13%	0.60%	1.80%	–8.72%	–7.61%
Goldman Sachs Strategic International Equity	4,086	$8.74	$14.73	$45,166	3.15%	0.60%	1.80%	–16.57%	–15.56%
Goldman Sachs Structured US Equity	1,831	$9.72	$25.77	$37,339	1.61%	0.60%	1.80%	2.18%	3.42%
Goldman Sachs Structured Small Cap Equity	1,524	$11.22	$27.90	$35,850	0.75%	0.60%	1.80%	–1.13%	0.07%
Goldman Sachs Strategic Growth	2,989	$9.74	$22.19	$42,343	0.42%	0.60%	1.80%	–4.36%	–3.20%
Goldman Sachs Mid Cap Value	748	$14.88	$16.28	$11,673	0.71%	0.60%	1.80%	–8.06%	–6.94%
Goldman Sachs Strategic Growth SC	6,533	$9.40	$14.49	$72,429	0.29%	0.70%	1.75%	–4.51%	–3.54%
Goldman Sachs Large Cap Value Fund SC	14,330	$7.96	$13.03	$128,115	1.30%	0.70%	1.75%	–8.84%	–7.91%
Goldman Sachs Strategic International Equity SC	6,613	$6.94	$12.53	$49,408	3.26%	0.70%	1.75%	–16.56%	–15.76%
Goldman Sachs Structured Small Cap Equity SC	1,906	$11.37	$17.74	$22,611	0.54%	0.70%	1.65%	–1.24%	–0.29%
Goldman Sachs Structured US Equity SC	61	$9.20	$14.86	$786	1.50%	0.70%	1.65%	2.19%	3.17%
Goldman Sachs VIT Growth Opportunities SC	4,755	$9.41	$12.34	$55,346	0.00%	0.60%	1.70%	–5.60%	–4.54%
Goldman Sachs Mid Cap Value SC	4,180	$9.05	$10.30	$42,503	0.90%	0.70%	1.75%	–8.18%	–7.25%
Calvert VP SRI Balanced	136	$11.72	$14.80	$1,948	1.17%	0.70%	1.80%	2.69%	3.84%
MFS Growth Series IC	317	$10.23	$16.59	$4,957	0.19%	0.70%	1.80%	–2.11%	–1.02%
MFS Research IC	530	$11.05	$14.77	$7,498	0.85%	0.70%	1.80%	–2.24%	–1.15%
MFS Investors Trust IC	683	$10.36	$13.86	$8,958	0.90%	0.70%	1.80%	–3.94%	–2.86%
MFS Total Return IC	2,112	$15.57	$18.92	$37,517	2.53%	0.70%	1.80%	–0.05%	1.06%
MFS New Discovery IC	132	$17.94	$23.59	$2,938	0.00%	0.70%	1.80%	–11.88%	–10.89%
MFS Utilities IC	232	$23.57	$25.94	$5,840	3.20%	0.70%	1.80%	4.87%	6.04%
MFS Investors Growth Stock IC	379	$6.54	$7.44	$2,612	0.54%	0.70%	1.80%	–1.23%	–0.12%
MFS Growth Series SC	1,117	$9.43	$16.24	$15,716	0.02%	0.60%	1.80%	–2.34%	–1.15%
MFS Research SC	252	$9.49	$14.93	$3,279	0.66%	0.60%	1.75%	–2.37%	–1.28%
MFS Investors Trust SC	2,944	$9.30	$13.88	$36,771	0.84%	0.60%	1.80%	–4.17%	–3.00%
MFS Total Return SC	5,387	$9.78	$18.51	$80,275	2.40%	0.60%	1.80%	–0.24%	0.98%
MFS New Discovery SC	3,072	$8.39	$23.08	$59,039	0.00%	0.60%	1.80%	–12.10%	–11.03%
MFS Utilities SC	1,662	$9.62	$25.37	$34,035	3.16%	0.60%	1.80%	4.60%	5.87%
MFS Investors Growth Stock SC	7,725	$6.40	$14.96	$58,494	0.26%	0.60%	1.80%	–1.43%	–0.23%
MFS VIT Research Bond SC	24,788	$10.10	$11.33	$275,699	2.88%	0.60%	1.75%	4.68%	5.84%
MFS VIT Value SC	14,747	$9.59	$11.43	$162,861	1.41%	0.60%	1.75%	–2.15%	–1.06%
Oppenheimer Money Fund/VA	57,856	$0.97	$11.22	$75,329	0.01%	0.60%	1.80%	–1.78%	–0.59%
Oppenheimer Small & Mid Cap Fund/VA	221	$9.35	$13.42	$2,878	0.00%	0.70%	1.80%	–0.72%	0.39%
Oppenheimer Capital Appreciation Fund/VA	675	$10.98	$16.23	$10,037	0.38%	0.70%	1.80%	–2.92%	–1.84%
Oppenheimer Main Street Fund/VA	974	$10.25	$13.55	$12,467	0.88%	0.70%	1.80%	–1.81%	–0.71%
Oppenheimer Global Strategic Income Fund/VA	1,198	$18.16	$20.11	$22,886	3.43%	0.70%	1.80%	–0.95%	0.15%
Oppenheimer Global Securites Fund/VA	546	$18.62	$23.60	$11,939	1.29%	0.70%	1.80%	–9.94%	–8.93%
Oppenheimer High Income Fund/VA	339	$3.77	$4.03	$1,338	9.28%	0.70%	1.80%	–4.09%	–3.02%
Oppenheimer Small & Mid Cap Fund/VA SC	79	$8.90	$16.56	$951	0.00%	0.60%	1.80%	–0.97%	0.23%
Oppenheimer Capital Appreciation Fund/VA SC	2,762	$9.37	$15.90	$32,178	0.11%	0.60%	1.80%	–3.14%	–1.96%
Oppenheimer Main Street Fund/VA SC	721	$9.75	$14.78	$9,079	0.52%	0.60%	1.80%	–2.10%	–0.91%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2013

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2011				For the Year Ended December 31, 2011
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Oppenheimer Global Strategic Income Fund/VA SC	14,618	$9.48	$19.68	$244,206	2.44%	0.60%	1.80%	–1.16%	0.05%
Oppenheimer Global Securites Fund/VA SC	11,057	$8.73	$23.13	$205,559	0.82%	0.60%	1.80%	–10.17%	–9.07%
Oppenheimer High Income Fund/VA SC	369	$3.21	$14.57	$1,555	9.93%	0.60%	1.80%	–4.30%	–3.14%
Van Eck Global Hard Asset	7	$40.03	$42.74	$304	1.24%	1.25%	1.80%	–17.95%	–17.49%
Invesco Van Kampen VI Capital Growth	1,327	$4.65	$5.29	$6,599	0.00%	0.70%	1.80%	–7.86%	–6.83%
Invesco Van Kampen VI Comstock	2,679	$14.50	$16.49	$41,576	1.68%	0.70%	1.80%	–3.60%	–2.53%
Invesco Van Kampen VI Growth & Income	3,264	$13.14	$14.94	$45,833	1.20%	0.70%	1.80%	–3.77%	–2.69%
Invesco Van Kampen VI Mid-Cap Growth II	2,587	$5.45	$16.67	$28,681	0.00%	0.60%	1.80%	–10.99%	–9.90%
Invesco Van Kampen VI Equity and Income II	9,741	$9.56	$15.68	$141,743	1.71%	0.60%	1.80%	–3.07%	–1.89%
Invesco Van Kampen VI Government II	—	$—	$—	$—	13.06%	0.60%	1.80%	0.46%	0.86	%(b)
Invesco Van Kampen VI Capital Growth II	579	$4.56	$15.92	$3,856	0.00%	0.60%	1.80%	–8.07%	–6.95%
Invesco Van Kampen VI Comstock II	10,576	$9.37	$16.14	$156,807	1.27%	0.60%	1.80%	–3.86%	–2.69%
Invesco Van Kampen VI Growth & Income II	19,913	$9.48	$14.61	$272,251	1.19%	0.60%	1.80%	–4.01%	–2.85%
Invesco Van Kampen VI Global Tactical Asset Alloc II	—	$—	$—	$—	1.41%	0.60%	1.70%	3.01%	3.38	%(b)
Invesco Van Kampen VI International Growth Equity II	—	$—	$—	$—	10.41%	0.60%	1.65%	8.88%	9.26	%(b)
Invesco Van Kampen VI Mid Cap Value II	177	$9.56	$12.70	$2,171	0.72%	0.60%	1.75%	–0.83%	0.22%
Invesco VI Balanced Risk Allocation II	542	$10.31	$12.21	$6,410	0.00%	0.60%	1.75%	5.58%	6.36	%(a)
Invesco VI Government Securities II	10,539	$10.16	$10.73	$112,899	0.00%	0.60%	1.80%	5.35%	6.20	%(a)
Invesco VI International Growth II	613	$8.70	$8.77	$5,353	0.00%	0.60%	1.65%	–16.04%	–15.44	%(a)
UIF Global Real Estate II	751	$8.50	$16.06	$7,311	3.29%	0.60%	1.75%	–11.68%	–10.69%
Lord Abbett Growth & Income	10,172	$9.25	$13.84	$117,661	0.72%	0.60%	1.80%	–7.77%	–6.64%
Lord Abbett Bond Debenture	17,605	$9.80	$18.92	$291,184	6.48%	0.60%	1.80%	2.51%	3.76%
Lord Abbett Mid Cap Value	6,435	$9.04	$15.82	$86,373	0.20%	0.60%	1.80%	–5.73%	–4.59%
Lord Abbett Growth Opportunities	1,614	$8.65	$16.67	$25,880	0.00%	0.60%	1.70%	–11.57%	–10.59%
Lord Abbett Capital Structure	3,127	$9.54	$16.84	$48,403	2.64%	0.60%	1.80%	–1.60%	–0.40%
Lord Abbett International Opportunities	2,783	$7.95	$15.18	$24,685	0.98%	0.60%	1.75%	–17.11%	–16.22%
Lord Abbett Classic Stock	910	$9.07	$13.18	$9,655	0.81%	0.60%	1.65%	–9.66%	–8.70%
Lord Abbett Series Fundamental Equity VC	6,277	$9.18	$11.79	$71,068	0.29%	0.60%	1.75%	–6.11%	–5.06%
Fidelity Index 500 Portfolio SC2	3,075	$9.65	$15.17	$34,615	1.92%	0.60%	1.75%	0.06%	1.18%
Fidelity Growth Portfolio SC2	239	$9.88	$15.83	$2,727	0.12%	0.60%	1.65%	–1.68%	–0.63%
Fidelity Contrafund Portfolio SC2	9,977	$9.26	$15.26	$119,890	0.88%	0.60%	1.75%	–4.43%	–3.37%
Fidelity Mid Cap SC2	6,959	$8.86	$17.33	$93,489	0.03%	0.60%	1.75%	–12.36%	–11.39%
Fidelity Equity Income SC2	848	$9.07	$15.41	$9,782	2.29%	0.60%	1.65%	–1.00%	0.05%
Fidelity Investment Grade Bonds SC2	7,383	$10.13	$13.85	$95,617	3.39%	0.60%	1.75%	5.22%	6.40%
Fidelity Freedom Fund - 2015 Maturity SC2	91	$10.12	$13.79	$996	1.84%	0.70%	1.65%	–2.15%	–1.21%
Fidelity Freedom Fund - 2020 Maturity SC2	139	$9.81	$14.34	$1,670	1.95%	0.60%	1.65%	–2.87%	–1.83%
Franklin Flex Cap Growth Securities	1,022	$9.25	$14.43	$11,462	0.00%	0.60%	1.75%	–6.42%	–5.37%
Franklin Income Securities	11,892	$9.64	$15.24	$150,680	5.65%	0.60%	1.75%	0.65%	1.77%
Franklin Rising Dividend Securities	15,496	$10.12	$15.93	$185,418	1.50%	0.60%	1.75%	4.20%	5.36%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2013

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2011				For the Year Ended December 31, 2011
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Franklin Small-Mid Cap Growth Securities	1,210	$9.19	$16.43	$14,220	0.00%	0.60%	1.75%	–6.44%	–5.40%
Franklin Small Cap Value Securities CL 2	2,636	$9.66	$12.43	$31,288	0.67%	0.60%	1.75%	–5.39%	–4.34%
Franklin US Government Fund	22,659	$10.10	$12.64	$270,669	3.14%	0.60%	1.75%	3.89%	5.05%
Templeton Growth Securities	12,715	$8.12	$13.83	$115,070	1.30%	0.60%	1.75%	–8.55%	–7.53%
Templeton Foreign Securities	9,254	$8.47	$13.56	$93,795	1.70%	0.60%	1.75%	–12.15%	–11.17%
Templeton Global Bond Securities Fund II	9,357	$9.21	$14.97	$130,435	5.43%	0.60%	1.75%	–2.55%	–1.46%
Mutual Shares Securities	37,146	$9.18	$14.27	$380,902	2.58%	0.60%	1.75%	–2.72%	–1.63%
American Asset Allocation Fund Class 2	4,795	$10.04	$13.91	$56,603	2.03%	0.60%	1.70%	–0.42%	0.69%
Legg Mason ClearBridge Variable Mid Cap Core II	1,524	$9.10	$12.08	$17,750	0.00%	0.60%	1.75%	–5.77%	–4.72%
Legg Mason ClearBridge Variable Small Cap Growth II	169	$9.53	$13.17	$2,110	0.00%	0.70%	1.65%	–0.65%	0.30%
PIMCO VIT Long-Term US Government Advisor	547	$10.59	$13.79	$7,144	2.54%	0.60%	1.75%	25.55%	26.94%
PIMCO VIT Low Duration Advisor	3,962	$9.84	$10.60	$41,152	1.56%	0.60%	1.75%	–0.70%	0.40%
PIMCO VIT Real Return Advisor	11,142	$10.15	$12.07	$131,420	1.86%	0.60%	1.75%	9.67%	10.89%
PIMCO VIT Short-Term Advisor	2,725	$9.86	$10.15	$27,210	0.85%	0.60%	1.75%	–1.29%	–0.19%
PIMCO VIT Total Return Advisor	39,540	$9.93	$11.06	$429,278	2.55%	0.60%	1.75%	1.75%	2.88%
Royce Capital Fund Micro-Cap SC	1,124	$8.52	$11.96	$12,807	3.55%	0.60%	1.75%	–13.74%	–12.78%
Royce Capital Fund Small-Cap SC	6,047	$9.38	$11.81	$68,884	0.42%	0.60%	1.75%	–5.19%	–4.13%

*These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessd by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

**These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total returns for periods of less than one year are not annualized. Product designs within a subaccount with an effective date during the year were excluded from the range of total return for that period unless the subaccount is only offered within the new product design.

(a)  Start date May 2, 2011

(b)  Closed April 29, 2011

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2013

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2010				For the Year Ended December 31, 2010
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Goldman Sachs Large Cap Value	5,955	$11.41	$22.11	$95,354	0.77%	0.60%	1.80%	9.20%	10.53%
Goldman Sachs Strategic International Equity	4,726	$10.40	$17.56	$62,541	1.48%	0.60%	1.80%	8.38%	9.70%
Goldman Sachs Structured US Equity	2,229	$9.44	$25.08	$44,113	1.41%	0.60%	1.80%	10.82%	12.17%
Goldman Sachs Structured Small Cap Equity	1,918	$11.33	$28.06	$45,185	0.53%	0.60%	1.80%	27.78%	29.34%
Goldman Sachs Strategic Growth	3,559	$10.11	$23.07	$52,655	0.41%	0.60%	1.80%	8.75%	10.07%
Goldman Sachs Mid Cap Value	916	$16.18	$17.51	$15,415	0.66%	0.60%	1.80%	22.76%	24.25%
Goldman Sachs Strategic Growth SC	2,907	$10.03	$15.04	$34,837	0.35%	0.70%	1.70%	8.68%	9.72%
Goldman Sachs Large Cap Value Fund SC	9,323	$8.72	$14.17	$88,482	0.76%	0.70%	1.70%	9.06%	10.11%
Goldman Sachs Strategic International Equity SC	6,375	$8.30	$14.89	$56,109	1.35%	0.70%	1.65%	8.27%	9.32%
Goldman Sachs Structured Small Cap Equity SC	2,223	$11.51	$17.81	$26,462	0.32%	0.70%	1.65%	27.73%	28.96%
Goldman Sachs Structured US Equity SC	66	$9.00	$14.42	$827	1.38%	0.70%	1.65%	10.75%	11.81%
Goldman Sachs VIT Growth Opportunities SC	1,404	$11.01	$12.93	$17,346	0.00%	0.60%	1.70%	17.40%	18.65%
Goldman Sachs Mid Cap Value SC	1,068	$11.02	$11.11	$11,820	1.13%	0.70%	1.70%	7.45%	8.14	%(a)
Calvert VP SRI Balanced	175	$11.34	$14.33	$2,435	1.37%	0.70%	1.80%	9.58%	10.81%
MFS Growth Series IC	360	$10.37	$16.85	$5,745	0.12%	0.70%	1.80%	13.27%	14.53%
MFS Research IC	609	$11.22	$15.03	$8,787	0.95%	0.70%	1.80%	13.82%	15.09%
MFS Investors Trust IC	871	$10.70	$14.34	$11,833	1.22%	0.70%	1.80%	9.10%	10.32%
MFS Total Return IC	2,602	$15.47	$18.82	$46,005	2.82%	0.70%	1.80%	7.95%	9.16%
MFS New Discovery IC	145	$20.22	$26.62	$3,647	0.00%	0.70%	1.80%	33.89%	35.38%
MFS Utilities IC	268	$22.32	$24.59	$6,398	3.36%	0.70%	1.80%	11.76%	13.01%
MFS Investors Growth Stock IC	451	$6.63	$7.45	$3,124	0.48%	0.70%	1.80%	10.45%	11.69%
MFS Growth Series SC	448	$10.18	$16.54	$6,377	0.00%	0.60%	1.80%	12.96%	14.33%
MFS Research SC	205	$11.01	$15.16	$2,721	0.63%	0.60%	1.80%	13.57%	14.95%
MFS Investors Trust SC	1,345	$10.51	$14.33	$17,655	0.72%	0.60%	1.80%	8.89%	10.22%
MFS Total Return SC	5,583	$12.13	$18.45	$81,959	2.52%	0.60%	1.80%	7.66%	8.98%
MFS New Discovery SC	1,964	$15.65	$26.11	$41,808	0.00%	0.60%	1.80%	33.50%	35.13%
MFS Utilities SC	1,190	$15.08	$24.12	$23,103	2.77%	0.60%	1.80%	11.47%	12.83%
MFS Investors Growth Stock SC	8,583	$6.50	$15.02	$65,193	0.28%	0.60%	1.80%	10.14%	11.48%
MFS VIT Research Bond SC	10,863	$10.34	$10.70	$115,145	1.62%	0.60%	1.70%	5.44%	6.56%
MFS VIT Value SC	6,297	$10.42	$11.55	$71,364	0.69%	0.60%	1.70%	9.38%	10.55%
Oppenheimer Money Fund/VA	32,570	$0.98	$11.28	$48,336	0.03%	0.60%	1.80%	–1.77%	–0.57%
Oppenheimer Small & Mid Cap Fund/VA	258	$9.33	$13.44	$3,367	0.00%	0.70%	1.80%	25.18%	26.57%
Oppenheimer Capital Appreciation Fund/VA	825	$11.24	$16.63	$12,572	0.19%	0.70%	1.80%	7.45%	8.65%
Oppenheimer Main Street Fund/VA	1,195	$10.37	$13.72	$15,501	1.15%	0.70%	1.80%	14.02%	15.30%
Oppenheimer Global Strategic Income Fund/VA	1,556	$18.34	$20.08	$29,884	8.72%	0.70%	1.80%	12.90%	14.16%
Oppenheimer Global Securites Fund/VA	635	$20.53	$26.06	$15,359	1.48%	0.70%	1.80%	13.88%	15.15%
Oppenheimer High Income Fund/VA	413	$3.94	$4.18	$1,692	6.61%	0.70%	1.80%	12.75%	14.01%
Oppenheimer Small & Mid Cap Fund/VA SC	92	$8.92	$16.55	$1,098	0.00%	0.60%	1.80%	24.88%	26.40%
Oppenheimer Capital Appreciation Fund/VA SC	2,976	$10.83	$16.32	$35,135	0.00%	0.60%	1.80%	7.18%	8.49%
Oppenheimer Main Street Fund/VA SC	567	$10.23	$14.95	$7,180	0.82%	0.60%	1.80%	13.75%	15.13%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2013

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2010				For the Year Ended December 31, 2010
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Oppenheimer Global Strategic Income Fund/VA SC	10,112	$12.33	$19.69	$168,404	7.14%	0.60%	1.80%	12.71%	14.08%
Oppenheimer Global Securites Fund/VA SC	6,064	$15.02	$25.61	$115,021	0.76%	0.60%	1.80%	13.63%	15.01%
Oppenheimer High Income Fund/VA SC	519	$3.35	$15.08	$2,207	6.13%	0.60%	1.80%	12.39%	13.76%
Van Eck Global Hard Asset	8	$48.79	$51.80	$413	0.40%	1.25%	1.80%	26.91%	27.62%
Invesco Van Kampen VI Capital Growth	1,649	$5.05	$5.68	$8,845	0.00%	0.70%	1.80%	17.69%	19.01%
Invesco Van Kampen VI Comstock	3,296	$15.05	$16.92	$52,709	0.14%	0.70%	1.80%	13.89%	15.17%
Invesco Van Kampen VI Growth & Income	3,985	$13.65	$15.35	$57,789	0.11%	0.70%	1.80%	10.49%	11.73%
Invesco Van Kampen VI Mid-Cap Growth II	2,525	$6.12	$18.54	$32,256	0.00%	0.60%	1.80%	24.99%	26.51%
Invesco Van Kampen VI Equity and Income II	8,390	$13.02	$16.00	$126,004	1.95%	0.60%	1.80%	10.02%	11.36%
Invesco Van Kampen VI Government II	10,283	$10.33	$12.36	$121,331	0.20%	0.60%	1.80%	3.00%	4.26%
Invesco Van Kampen VI Capital Growth II	712	$4.96	$17.14	$4,957	0.00%	0.60%	1.80%	17.42%	18.85%
Invesco Van Kampen VI Comstock II	8,739	$12.20	$16.60	$132,160	0.12%	0.60%	1.80%	13.62%	15.00%
Invesco Van Kampen VI Growth & Income II	12,090	$12.72	$15.05	$173,470	0.08%	0.60%	1.80%	10.18%	11.52%
Invesco Van Kampen VI Global Tactical Asset Alloc II	265	$10.61	$11.11	$2,909	0.07%	0.60%	1.70%	7.52%	8.67%
Invesco Van Kampen VI International Growth Equity II	524	$8.11	$15.71	$6,235	1.45%	0.60%	1.65%	8.09%	9.24%
Invesco Van Kampen VI Mid Cap Value II	56	$10.88	$12.66	$708	0.59%	0.70%	1.65%	20.17%	21.33%
UIF Global Real Estate II	322	$9.70	$18.02	$3,662	9.30%	0.60%	1.65%	20.30%	21.58%
Lord Abbett Growth & Income	10,732	$11.47	$14.85	$133,652	0.57%	0.60%	1.80%	15.30%	16.71%
Lord Abbett Bond Debenture	13,248	$13.79	$18.25	$212,055	6.91%	0.60%	1.80%	10.30%	11.64%
Lord Abbett Mid Cap Value	7,525	$13.20	$16.61	$106,259	0.39%	0.60%	1.80%	23.18%	24.68%
Lord Abbett Growth Opportunities	1,759	$15.30	$18.66	$31,709	0.00%	0.60%	1.70%	20.84%	22.19%
Lord Abbett Capital Structure	3,552	$13.74	$16.93	$55,469	2.80%	0.60%	1.80%	12.71%	14.08%
Lord Abbett International Opportunities	2,681	$9.59	$18.15	$28,689	0.85%	0.60%	1.65%	19.23%	20.49%
Lord Abbett Classic Stock	700	$10.04	$14.46	$8,372	0.52%	0.60%	1.65%	12.24%	13.43%
Lord Abbett Series Fundamental Equity VC	2,432	$10.84	$12.42	$29,582	0.62%	0.60%	1.70%	17.07%	18.31%
Fidelity Index 500 Portfolio SC2	2,659	$9.86	$15.02	$29,411	1.87%	0.60%	1.70%	12.84%	14.04%
Fidelity Growth Portfolio SC2	264	$10.05	$15.96	$3,060	0.03%	0.60%	1.65%	21.82%	23.12%
Fidelity Contrafund Portfolio SC2	8,209	$10.43	$15.83	$100,516	1.13%	0.60%	1.70%	15.00%	16.23%
Fidelity Mid Cap SC2	3,915	$11.60	$19.65	$59,281	0.16%	0.60%	1.70%	26.45%	27.80%
Fidelity Equity Income SC2	897	$9.16	$15.44	$10,375	1.62%	0.60%	1.65%	13.03%	14.23%
Fidelity Investment Grade Bonds SC2	5,791	$10.38	$13.07	$71,030	3.78%	0.60%	1.70%	5.78%	6.90%
Fidelity Freedom Fund - 2015 Maturity SC2	91	$10.34	$13.97	$1,019	2.08%	0.70%	1.65%	10.93%	12.00%
Fidelity Freedom Fund - 2020 Maturity SC2	144	$10.10	$14.64	$1,755	2.11%	0.60%	1.65%	12.45%	13.64%
Franklin Flex Cap Growth Securities	667	$10.64	$15.28	$8,296	0.00%	0.60%	1.65%	14.28%	15.50%
Franklin Income Securities	10,473	$10.69	$15.00	$131,216	6.61%	0.60%	1.70%	10.82%	12.00%
Franklin Rising Dividend Securities	11,557	$10.28	$15.15	$134,159	1.57%	0.60%	1.70%	18.66%	19.92%
Franklin Small-Mid Cap Growth Securities	889	$10.87	$17.41	$11,368	0.00%	0.60%	1.70%	25.52%	26.86%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2013

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2010				For the Year Ended December 31, 2010
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Franklin Small Cap Value Securities CL 2	1,049	$11.16	$12.99	$13,258	0.58%	0.60%	1.70%	26.11%	27.45%
Franklin US Government Fund	14,678	$10.25	$12.03	$166,068	3.10%	0.60%	1.70%	3.55%	4.65%
Templeton Growth Securities	7,507	$8.87	$14.98	$77,256	1.30%	0.60%	1.70%	5.63%	6.75%
Templeton Foreign Securities	6,895	$10.56	$15.30	$79,883	1.86%	0.60%	1.70%	6.62%	7.76%
Templeton Global Bond Securities Fund II	5,210	$10.45	$15.20	$74,467	1.35%	0.60%	1.70%	12.26%	13.46%
Mutual Shares Securities	21,814	$9.43	$14.54	$238,074	1.75%	0.60%	1.70%	9.36%	10.53%
American Asset Allocation Fund Class 2	3,823	$10.17	$13.84	$46,593	2.32%	0.60%	1.70%	10.99%	11.83%
Legg Mason ClearBridge Variable Mid Cap Core II	569	$11.24	$12.68	$7,107	0.00%	0.60%	1.70%	20.05%	21.33%
Legg Mason ClearBridge Variable Small Cap Growth II	69	$11.52	$13.13	$886	0.00%	0.70%	1.65%	22.68%	23.86%
PIMCO VIT Long-Term US Government Advisor	255	$10.31	$10.89	$2,652	3.32%	0.60%	1.65%	9.66%	10.83%
PIMCO VIT Low Duration Advisor	1,665	$10.18	$10.55	$17,384	1.64%	0.60%	1.70%	3.45%	4.55%
PIMCO VIT Real Return Advisor	4,217	$10.48	$10.88	$45,415	1.23%	0.60%	1.70%	6.22%	7.35%
PIMCO VIT Short-Term Advisor	1,351	$9.99	$10.17	$13,615	0.78%	0.60%	1.70%	0.33%	1.40%
PIMCO VIT Total Return Advisor	17,262	$10.40	$10.75	$183,821	2.32%	0.60%	1.70%	6.22%	7.35%
Royce Capital Fund Micro-Cap SC	379	$11.84	$13.72	$5,087	3.38%	0.60%	1.70%	27.76%	29.12%
Royce Capital Fund Small-Cap SC	2,343	$10.97	$12.32	$28,364	0.23%	0.60%	1.70%	18.28%	19.54%

*These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessd by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

**These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total returns for periods of less than one year are not annualized. Product designs within a subaccount with an effective date during the year were excluded from the range of total return for that period unless the subaccount is only offered within the new product design.

(a)  Start date May 3, 2010

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2013

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2009				For the Year Ended December 31, 2009
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Goldman Sachs Large Cap Value	7,050	$10.38	$20.14	$102,665	1.70%	0.60%	1.80%	16.19%	17.61%
Goldman Sachs Strategic International Equity	5,461	$9.53	$16.11	$66,642	1.80%	0.60%	1.80%	26.37%	27.92%
Goldman Sachs Structured US Equity	2,664	$8.46	$22.51	$47,291	1.93%	0.60%	1.80%	18.97%	20.42%
Goldman Sachs Structured Small Cap Equity	2,335	$8.86	$21.84	$42,564	1.15%	0.60%	1.80%	25.38%	26.91%
Goldman Sachs Strategic Growth	4,222	$9.23	$21.10	$57,200	0.44%	0.60%	1.80%	45.09%	46.86%
Goldman Sachs Mid Cap Value	1,113	$13.16	$14.10	$15,140	1.78%	0.60%	1.80%	30.76%	32.35%
Goldman Sachs Strategic Growth SC	780	$9.22	$13.72	$8,455	0.35%	0.70%	1.65%	45.07%	46.47%
Goldman Sachs Large Cap Value Fund SC	7,182	$7.99	$12.88	$59,900	2.26%	0.70%	1.65%	15.93%	17.04%
Goldman Sachs Strategic International Equity SC	6,034	$7.66	$13.63	$47,605	2.10%	0.70%	1.65%	26.25%	27.47%
Goldman Sachs Structured Small Cap Equity SC	2,494	$9.00	$13.83	$23,015	1.32%	0.70%	1.65%	25.17%	26.37%
Goldman Sachs Structured US Equity SC	54	$8.12	$12.91	$610	4.36%	0.70%	1.65%	18.90%	20.05%
Goldman Sachs VIT Growth Opportunities SC	15	$10.87	$10.89	$160	0.00%	0.70%	1.65%	10.97%	11.14	%(a)
Calvert VP SRI Balanced	197	$10.27	$13.01	$2,500	2.09%	0.70%	1.80%	23.60%	24.98%
MFS Growth Series IC	445	$9.09	$14.79	$6,223	0.33%	0.70%	1.80%	35.20%	36.71%
MFS Research IC	771	$9.79	$13.13	$9,740	1.54%	0.70%	1.80%	28.20%	29.63%
MFS Investors Trust IC	1,081	$9.74	$13.07	$13,402	1.75%	0.70%	1.80%	24.62%	26.01%
MFS Total Return IC	3,124	$14.23	$17.34	$50,952	3.96%	0.70%	1.80%	15.91%	17.20%
MFS New Discovery IC	166	$15.00	$19.78	$3,135	0.00%	0.70%	1.80%	60.25%	62.04%
MFS Utilities IC	352	$19.83	$21.88	$7,500	5.24%	0.70%	1.80%	30.82%	32.29%
MFS Investors Growth Stock IC	608	$6.00	$6.67	$3,807	0.74%	0.70%	1.80%	37.05%	38.58%
MFS Growth Series SC	361	$8.95	$14.56	$4,399	0.02%	0.60%	1.80%	34.86%	36.50%
MFS Research SC	146	$9.63	$13.21	$1,692	1.12%	0.60%	1.80%	27.86%	29.42%
MFS Investors Trust SC	401	$9.58	$13.03	$4,690	1.04%	0.60%	1.80%	24.28%	25.80%
MFS Total Return SC	5,167	$11.25	$17.05	$70,091	3.11%	0.60%	1.80%	15.61%	17.02%
MFS New Discovery SC	1,226	$12.22	$19.45	$18,647	0.00%	0.60%	1.80%	59.99%	61.95%
MFS Utilities SC	703	$13.44	$21.52	$12,561	4.02%	0.60%	1.80%	30.48%	32.07%
MFS Investors Growth Stock SC	8,802	$5.90	$13.50	$59,428	0.39%	0.60%	1.80%	36.60%	38.26%
MFS VIT Research Bond SC	512	$10.02	$10.04	$5,135	0.00%	0.60%	1.65%	0.15%	0.32	%(a)
MFS VIT Value SC	313	$10.43	$10.45	$3,269	0.00%	0.60%	1.65%	6.09%	6.27	%(a)
Oppenheimer Money Fund/VA	26,031	$0.99	$11.35	$39,701	0.39%	0.60%	1.80%	–1.48%	–0.28%
Oppenheimer Small & Mid Cap Fund/VA	307	$7.38	$10.68	$3,184	0.00%	0.70%	1.80%	30.22%	31.68%
Oppenheimer Capital Appreciation Fund/VA	1,023	$10.38	$15.39	$14,414	0.34%	0.70%	1.80%	41.92%	43.51%
Oppenheimer Main Street Fund/VA	1,463	$9.03	$11.96	$16,591	2.03%	0.70%	1.80%	25.98%	27.39%
Oppenheimer Global Strategic Income Fund/VA	1,886	$16.24	$17.59	$31,922	0.55%	0.70%	1.80%	16.69%	18.00%
Oppenheimer Global Securites Fund/VA	745	$17.90	$22.76	$15,790	2.41%	0.70%	1.80%	37.26%	38.79%
Oppenheimer High Income Fund/VA	501	$3.49	$3.69	$1,809	0.00%	0.70%	1.80%	23.07%	24.44%
Oppenheimer Small & Mid Cap Fund/VA SC	108	$7.09	$13.12	$1,009	0.00%	0.60%	1.80%	29.88%	31.47%
Oppenheimer Capital Appreciation Fund/VA SC	3,074	$10.09	$15.14	$33,237	0.00%	0.60%	1.80%	41.56%	43.29%
Oppenheimer Main Street Fund/VA SC	490	$8.93	$13.01	$5,321	1.44%	0.60%	1.80%	25.69%	27.23%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2013

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2009				For the Year Ended December 31, 2009
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Oppenheimer Global Strategic Income Fund/VA SC	6,748	$10.86	$17.28	$103,033	0.18%	0.60%	1.80%	16.28%	17.70%
Oppenheimer Global Securites Fund/VA SC	2,125	$13.13	$22.41	$33,272	1.82%	0.60%	1.80%	36.85%	38.52%
Oppenheimer High Income Fund/VA SC	669	$2.97	$13.28	$2,444	0.00%	0.60%	1.80%	23.69%	25.20%
Van Eck Global Hard Asset	13	$38.44	$40.59	$493	0.24%	1.25%	1.80%	54.70%	55.57%
Van Eck VIP Real Estate	—	$—	$—	$—	0.00%	0.70%	1.80%	40.81%	42.38	%(b)
Invesco Van Kampen VI Capital Growth	2,047	$4.29	$4.77	$9,270	0.11%	0.70%	1.80%	63.09%	64.91%
Invesco Van Kampen VI Comstock	4,098	$13.21	$14.69	$57,187	4.87%	0.70%	1.80%	26.47%	27.88%
Invesco Van Kampen VI Growth & Income	4,887	$12.36	$13.74	$63,791	4.16%	0.70%	1.80%	22.13%	23.50%
Invesco Van Kampen VI Mid-Cap Growth II	981	$4.89	$14.68	$8,186	0.00%	0.60%	1.80%	53.56%	55.44%
Invesco Van Kampen VI Equity and Income II	7,483	$11.76	$14.38	$102,699	2.80%	0.60%	1.80%	20.29%	21.75%
Invesco Van Kampen VI Government II	10,640	$9.99	$11.85	$121,179	6.06%	0.60%	1.80%	–0.95%	0.26%
Invesco Van Kampen VI Capital Growth II	837	$4.22	$14.45	$4,993	0.00%	0.60%	1.80%	62.67%	64.65%
Invesco Van Kampen VI Comstock II	7,520	$10.66	$14.45	$97,953	4.32%	0.60%	1.80%	26.10%	27.64%
Invesco Van Kampen VI Growth & Income II	6,303	$11.47	$13.51	$81,924	3.61%	0.60%	1.80%	21.88%	23.37%
Invesco Van Kampen VI Global Tactical Asset Alloc II	6	$10.20	$10.22	$59	2.84%	0.80%	1.65%	3.26%	3.36	%(a)
Invesco Van Kampen VI International Growth Equity II	486	$7.51	$14.41	$5,061	0.58%	0.60%	1.65%	34.29%	35.72%
Invesco Van Kampen VI Mid Cap Value II	—	$10.41	$10.43	$4	0.00%	0.80%	1.65%	7.18%	7.18	%(a)(c)
Van Kampen Enterprise	—	$—	$—	$—	3.83%	0.70%	1.80%	1.28%	2.41	%(b)
Van Kampen Enterprise II	—	$—	$—	$—	2.54%	0.60%	1.80%	1.14%	2.37	%(b)
UIF Global Real Estate II	118	$8.06	$14.85	$1,135	0.01%	0.70%	1.65%	39.09%	40.43%
Lord Abbett Growth & Income	10,957	$9.94	$12.75	$115,999	1.02%	0.60%	1.80%	16.76%	18.19%
Lord Abbett Bond Debenture	9,841	$12.45	$16.37	$145,488	7.64%	0.60%	1.80%	31.90%	33.50%
Lord Abbett Mid Cap Value	8,794	$10.68	$13.35	$99,744	0.51%	0.60%	1.80%	24.34%	25.86%
Lord Abbett Growth Opportunities	1,909	$12.66	$15.29	$28,263	0.00%	0.60%	1.80%	42.93%	44.67%
Lord Abbett Capital Structure	3,890	$12.11	$14.85	$53,743	3.59%	0.60%	1.80%	21.19%	22.67%
Lord Abbett International Opportunities	2,418	$8.04	$15.10	$20,445	1.92%	0.60%	1.65%	45.44%	46.99%
Lord Abbett Classic Stock	404	$8.94	$12.77	$4,229	1.37%	0.60%	1.65%	23.44%	24.75%
Lord Abbett Series Fundamental Equity VC	143	$10.47	$10.50	$1,497	0.39%	0.60%	1.65%	8.17%	8.36	%(a)
Fidelity Index 500 Portfolio SC2	2,421	$8.73	$13.20	$23,061	2.59%	0.60%	1.65%	24.22%	25.54%
Fidelity Growth Portfolio SC2	282	$8.25	$12.99	$2,619	0.24%	0.60%	1.65%	25.86%	27.20%
Fidelity Contrafund Portfolio SC2	6,990	$9.07	$13.64	$70,514	1.35%	0.60%	1.65%	33.24%	34.66%
Fidelity Mid Cap SC2	2,265	$9.39	$15.44	$25,088	0.58%	0.60%	1.65%	37.45%	38.91%
Fidelity Equity Income SC2	883	$8.11	$13.54	$8,765	2.96%	0.60%	1.65%	27.74%	29.11%
Fidelity Investment Grade Bonds SC2	4,030	$11.15	$12.28	$46,684	8.56%	0.60%	1.65%	13.57%	14.78%
Fidelity Freedom Fund - 2015 Maturity SC2	65	$9.32	$12.48	$662	5.24%	0.70%	1.65%	22.96%	24.15%
Fidelity Freedom Fund - 2020 Maturity SC2	116	$8.98	$12.91	$1,233	6.41%	0.60%	1.65%	26.43%	27.78%
Franklin Flex Cap Growth Securities	414	$9.31	$13.25	$4,444	0.00%	0.60%	1.65%	30.78%	32.17%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2013

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2009				For the Year Ended December 31, 2009
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Franklin Income Securities	9,563	$10.60	$13.42	$106,124	7.96%	0.60%	1.65%	33.36%	34.78%
Franklin Rising Dividend Securities	8,406	$8.67	$12.65	$79,345	1.37%	0.60%	1.65%	15.41%	16.64%
Franklin Small-Mid Cap Growth Securities	652	$8.66	$13.75	$6,493	0.00%	0.60%	1.65%	41.21%	42.71%
Franklin Small Cap Value Securities CL 2	59	$10.17	$10.19	$600	0.00%	0.70%	1.65%	7.57%	7.73	%(a)
Franklin US Government Fund	6,841	$10.04	$11.49	$75,432	3.44%	0.60%	1.65%	1.40%	2.48%
Templeton Growth Securities	4,487	$8.40	$14.06	$40,712	3.10%	0.60%	1.65%	28.94%	30.32%
Templeton Foreign Securities	5,441	$10.09	$14.23	$57,707	2.66%	0.60%	1.65%	34.78%	36.22%
Templeton Global Bond Securities Fund II	2,454	$11.34	$13.39	$31,626	12.90%	0.60%	1.65%	16.73%	17.97%
Mutual Shares Securities	11,447	$8.63	$13.18	$108,713	2.05%	0.60%	1.65%	23.97%	25.29%
American Asset Allocation Fund Class 2	2,288	$9.15	$12.40	$24,884	3.95%	0.60%	1.35%	22.44%	23.24%
Legg Mason ClearBridge Variable Mid Cap Core II	47	$10.42	$10.44	$488	0.00%	0.70%	1.65%	8.62%	8.79	%(a)
Legg Mason ClearBridge Variable Small Cap Growth II	7	$10.57	$10.60	$79	0.00%	0.80%	1.65%	11.37%	11.48	%(a)
PIMCO VIT Long-Term US Government Advisor	12	$9.41	$9.43	$117	0.88%	0.70%	1.65%	–3.50%	–3.35	%(a)
PIMCO VIT Low Duration Advisor	54	$10.07	$10.09	$539	0.42%	0.60%	1.65%	0.28%	0.45	%(a)
PIMCO VIT Real Return Advisor	204	$10.11	$10.14	$2,065	0.29%	0.60%	1.65%	0.36%	0.53	%(a)
PIMCO VIT Short-Term Advisor	36	$10.00	$10.03	$361	0.26%	0.60%	1.65%	–0.14%	0.03	%(a)
PIMCO VIT Total Return Advisor	950	$9.99	$10.02	$9,506	0.71%	0.60%	1.65%	0.03%	0.20	%(a)
Royce Capital Fund Micro-Cap SC	30	$10.60	$10.62	$318	0.00%	0.70%	1.50%	10.98%	11.13	%(a)
Royce Capital Fund Small-Cap SC	142	$10.28	$10.31	$1,466	0.00%	0.60%	1.65%	7.04%	7.23	%(a)

*These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessd by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

**These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total returns for periods of less than one year are not annualized. Product designs within a subaccount with an effective date during the year were excluded from the range of total return for that period unless the subaccount is only offered within the new product design.

(a)  Start date November 2, 2009

(b)  Closed April 24, 2009

(c)  Less than 500 units — does not round up to 1,000

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2013

7.  EXPENSES

The following is a summary of Separate Account expense charges which are assessed either as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account:

Expense Type	Range
Mortality and Expense Risk Charge
To compensate Protective Life for assuming mortality and expense risks, a daily mortality and expense risk is deducted through the reduction of unit values. The charge is assessed on an annual basis and is calculated as a percent of the average daily net assets and varies depending on the product purchased and the death benefit option selected.	0.50% - 1.65%
Administrative Charge
An annual fee is assessed to reimburse Protective Life for expenses incurred in the administration of the contract and the Separate Account. The charge is assessed through the reduction of unit values.	0.10% - 0.15%
Contract Maintenance Fee
This annual charge is assessed through the redemption of units and is waived when the account value or purchase payments less surrenders and associated surrender charges equals or exceeds $50,000 - $100,000, depending on the product.	$0 - $50
Surrender Charge (Contingent Deferred Sales Charge)
This charge is assessed as a percent of the amount surrendered and is imposed to reimburse Protective Life for some of the costs of distributing the contracts. The percentage charged is assessed through the redemption of units and is based upon the number of full years which have elapsed between the date the contract was purchased and the surrender date.	0.00% - 8.50%
Transfer Fee Currently there is no fee charged for transfers; however, Protective Life has reserved the right to charge for each transfer after the first 12 transfers in any contract year as a redemption of units.	$25
Deferred Sales Charge
This charge is assessed as a percentage of cumulative purchase payments and is imposed to reimburse Protective Life for some of the costs of distributing the contracts. The fees are deducted quarterly and assessed through redemption of units.	0.00% - 0.70%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2013

7.  EXPENSES — (Continued)

Expense Type	Range
Optional Benefit Fee
Optional benefits may be elected by contract owners. These benefits include death benefits and living benefits. The fees for such benefits are deducted monthly and assessed through redemption of units. These fees are calculated on either a "Benefit Base" basis, an "Asset Base" basis, a "Floored Asset Base" basis or a "Net Amount at Risk" basis.	0.10% - 2.20% on Benefit Base 0.15% - 0.45% on Asset Base 1.0% - 2.2% on Floored Asset Base $0.25 per $1000 - $18.94 per $1000 on Net Amount at Risk.

8.  RELATED PARTY TRANSACTIONS

Contract owners' net payments represent premiums received from contract owners less certain deductions made by Protective Life in accordance with the contract terms. These deductions include, where appropriate, tax, surrender, mortality risk and expense and administrative charges. These deductions are made to the individual contracts in accordance with the terms governing each contract as set forth in the Contract.

Protective Life offers a loan privilege to certain contract owners. Such contract owners may obtain loans using the Contract as the only security for the loan. Loans are subject to provisions of The Internal Revenue Code of 1986, as amended, and to applicable retirement program rules. Loans outstanding were approximately $28,300 at December 31, 2013.

Investment Distributors, Inc., a wholly owned subsidiary of Protective Life Corporation, is the principal underwriter for the Separate Account.

9.  SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2013, and through the financial statement issuance date. All accounting and disclosure requirements related to subsequent events are included in our financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareowner of
Protective Life Insurance Company:

In our opinion, the consolidated financial statements listed in the accompanying index present fairly, in all material respects, the financial position of Protective Life Insurance Company and its subsidiaries at December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2013 in conformity with accounting principles generally accepted in the United States of America. In addition, in our opinion, the financial statement schedules listed in the accompanying index present fairly, in all material respects, the information set forth therein when read in conjunction with the related consolidated financial statements. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Birmingham, Alabama
March 25, 2014

PROTECTIVE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME

	For The Year Ended December 31,
	2013	2012	2011
	(Dollars In Thousands)
Revenues
Premiums and policy fees	$2,967,322	$2,799,390	$2,784,134
Reinsurance ceded	(1,387,437)	(1,310,097)	(1,363,914)
Net of reinsurance ceded	1,579,885	1,489,293	1,420,220
Net investment income	1,836,188	1,789,338	1,753,444
Realized investment gains (losses):
Derivative financial instruments	82,161	(227,816)	(155,005)
All other investments	(121,537)	232,836	247,753
Other-than-temporary impairment losses	(10,941)	(67,130)	(62,210)
Portion recognized in other comprehensive income (before taxes)	(11,506)	8,986	14,889
Net impairment losses recognized in earnings	(22,447)	(58,144)	(47,321)
Other income	250,420	230,553	189,494
Total revenues	3,604,670	3,456,060	3,408,585
Benefits and expenses
Benefits and settlement expenses, net of reinsurance ceded: (2013 — $1,207,781; 2012 — $1,228,897; 2011 — $1,231,405)	2,473,988	2,317,121	2,222,220
Amortization of deferred policy acquisition costs and value of business acquired	154,660	192,183	249,520
Other operating expenses, net of reinsurance ceded: (2013 — $199,079; 2012 — $200,442; 2011 — $203,868)	553,523	487,177	461,570
Total benefits and expenses	3,182,171	2,996,481	2,933,310
Income before income tax	422,499	459,579	475,275
Income tax (benefit) expense
Current	(18,298)	81,006	(4,576)
Deferred	149,195	70,037	156,095
Total income tax expense	130,897	151,043	151,519
Net income	$291,602	$308,536	$323,756

See Notes to Consolidated Financial Statements

PROTECTIVE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

	For The Year Ended December 31,
	2013	2012	2011
	(Dollars In Thousands)
Net income	$291,602	$308,536	$323,756
Other comprehensive income (loss):
Change in net unrealized gains (losses) on investments, net of income tax: (2013 — $(673,302); 2012 — $392,372; 2011 — $400,626)	(1,250,416)	728,692	744,032
Reclassification adjustment for investment amounts included in net income, net of income tax: (2013 — $(15,396); 2012 — $(3,317); 2011 — $(14,646))	(28,594)	(6,163)	(27,213)
Change in net unrealized gains (losses) relating to other-than-temporary impaired investments for which a portion has been recognized in earnings, net of income tax: (2013 — $2,472; 2012 — $16,227; 2011 — $(13,195))	4,591	30,136	(24,506)
Change in accumulated (loss) gain — derivatives, net of income tax: (2013 — $395; 2012 — $1,108; 2011 — $2,382)	734	2,058	4,424
Reclassification adjustment for derivative amounts included in net income, net of income tax: (2013 — $822; 2012 — $1,120; 2011 — $(138))	1,527	2,080	(256)
Total other comprehensive income (loss)	(1,272,158)	756,803	696,481
Total comprehensive income (loss)	$(980,556)	$1,065,339	$1,020,237

See Notes to Consolidated Financial Statements

PROTECTIVE LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS

	As of December 31,
	2013	2012
	(Dollars In Thousands)
Assets
Fixed maturities, at fair value (amortized cost: 2013 — $33,641,823; 2012 — $26,661,310)	$34,797,757	$29,769,978
Fixed maturities, at amortized cost (fair value: 2013 — $335,676; 2012 — $319,163)	365,000	300,000
Equity securities, at fair value (cost: 2013 — $632,652; 2012 — $371,827)	602,388	373,715
Mortgage loans (2013 and 2012 includes: $627,731 and $765,520 related to securitizations)	5,486,417	4,948,625
Investment real estate, net of accumulated depreciation (2013 — $937; 2012 — $771)	16,873	6,517
Policy loans	1,815,744	865,391
Other long-term investments	424,482	378,821
Short-term investments	133,024	216,787
Total investments	43,641,685	36,859,834
Cash	345,579	269,582
Accrued investment income	461,838	350,804
Accounts and premiums receivable, net of allowance for uncollectible amounts (2013 — $4,211; 2012 — $4,191)	128,115	67,891
Reinsurance receivables	6,008,010	5,682,841
Deferred policy acquisition costs and value of business acquired	3,490,605	3,225,356
Goodwill	80,675	83,773
Property and equipment, net of accumulated depreciation (2013 — $110,080; 2012 — $103,625)	51,071	47,391
Other assets	501,509	343,925
Income tax receivable	12,399	61,952
Assets related to separate accounts
Variable annuity	12,791,438	9,601,417
Variable universal life	783,618	562,817
Total assets	$68,296,542	$57,157,583
Liabilities
Future policy benefits and claims	$29,780,958	$21,626,065
Unearned premiums	1,500,394	1,352,872
Total policy liabilities and accruals	31,281,352	22,978,937
Stable value product account balances	2,559,552	2,510,559
Annuity account balances	11,125,253	10,658,463
Other policyholders' funds	1,214,380	566,985
Other liabilities	944,429	1,210,579
Deferred income taxes	1,060,646	1,783,713
Non-recourse funding obligations	1,495,448	1,446,900
Repurchase program borrowings	350,000	150,000
Liabilities related to separate accounts
Variable annuity	12,791,438	9,601,417
Variable universal life	783,618	562,817
Total liabilities	63,606,116	51,470,370
Commitments and contingencies — Note 12
Shareowner's equity
Preferred Stock; $1 par value, shares authorized: 2,000; Liquidation preference: $2,000	2	2
Common Stock, $1 par value, shares authorized and issued: 2013 and 2012 — 5,000,000	5,000	5,000
Additional paid-in-capital	1,433,258	1,363,258
Retained earnings	2,713,200	2,507,829
Accumulated other comprehensive income (loss):
Net unrealized gains (losses) on investments, net of income tax: (2013 — $290,553; 2012 — $979,251)	539,598	1,818,608
Net unrealized (losses) gains relating to other-than-temporary impaired investments for which a portion has been recognized in earnings, net of income tax: (2013 — $325; 2012 — $(2,147))	603	(3,988)
Accumulated loss — derivatives, net of income tax: (2013 — $(665); 2012 — $(1,883))	(1,235)	(3,496)
Total shareowner's equity	4,690,426	5,687,213
Total liabilities and shareowner's equity	$68,296,542	$57,157,583

See Notes to Consolidated Financial Statements

PROTECTIVE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF SHAREOWNER'S EQUITY

	Preferred Stock	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total Shareowner's Equity
	(Dollars In Thousands)
Balance, December 31, 2010	$2	$5,000	$1,361,734	$2,347,537	$357,840	$4,072,113
Net income for 2011				323,756		323,756
Other comprehensive income					696,481	696,481
Comprehensive income for 2011						1,020,237
Dividends paid to the parent company					(215,000)	(215,000)
Balance, December 31, 2011	$2	$5,000	$1,361,734	$2,456,293	$1,054,321	$4,877,350
Net income for 2012				308,536		308,536
Other comprehensive income					756,803	756,803
Comprehensive income for 2012						1,065,339
Capital contributions			1,524			1,524
Dividends paid to the parent company				(257,000)		(257,000)
Balance, December 31, 2012	$2	$5,000	$1,363,258	$2,507,829	$1,811,124	$5,687,213
Net income for 2013				291,602		291,602
Other comprehensive loss					(1,272,158)	(1,272,158)
Comprehensive loss for 2013						(980,556)
Capital contributions			70,000			70,000
Dividends paid to the parent company				(86,231)		(86,231)
Balance, December 31, 2013	$2	$5,000	$1,433,258	$2,713,200	$538,966	$4,690,426

See Notes to Consolidated Financial Statements

PROTECTIVE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

	For The Year Ended December 31,
	2013	2012	2011
	(Dollars In Thousands)
Cash flows from operating activities
Net income	$291,602	$308,536	$323,756
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Realized investment losses (gains)	61,823	53,124	(45,427)
Amortization of deferred policy acquisition costs and value of business acquired	154,660	192,183	249,520
Capitalization of deferred policy acquisition costs	(345,885)	(311,960)	(355,033)
Depreciation expense	6,595	7,378	8,616
Deferred income tax	149,195	70,037	107,265
Accrued income tax	70,749	359	(24,683)
Interest credited to universal life and investment products	875,180	962,678	993,574
Policy fees assessed on universal life and investment products	(894,176)	(794,825)	(712,038)
Change in reinsurance receivables	97,523	(140,424)	(28,615)
Change in accrued investment income and other receivables	(34,551)	580	(35,436)
Change in policy liabilities and other policyholders' funds of traditional life and health products	95,421	300,523	15,307
Trading securities:
Maturities and principal reductions of investments	179,180	276,659	283,239
Sale of investments	256,938	454,150	860,474
Cost of investments acquired	(380,836)	(585,618)	(950,051)
Other net change in trading securities	38,999	(56,615)	7,933
Change in other liabilities	(78,240)	(22,009)	(148,801)
Other income — gains on repurchase of non-recourse funding obligations	(15,379)	(29,344)	(35,512)
Other, net	13,679	11,220	118,311
Net cash provided by operating activities	542,477	696,632	632,399
Cash flows from investing activities
Maturities and principal reductions of investments, available-for-sale	1,094,862	1,169,563	1,396,105
Sale of investments, available-for-sale	3,241,559	2,535,708	2,957,589
Cost of investments acquired, available-for-sale	(5,079,971)	(4,228,755)	(5,155,155)
Change in investments, held-to-maturity	(65,000)	(300,000)	—
Mortgage loans:
New lendings	(583,697)	(346,435)	(484,483)
Repayments	861,562	739,402	446,794
Change in investment real estate, net	(10,356)	4,927	(4,266)
Change in policy loans, net	17,181	14,428	14,190
Change in other long-term investments, net	(231,653)	(123,401)	77,079
Change in short-term investments, net	147,477	(82,282)	122,665
Net unsettled security transactions	7,373	37,169	68,810
Purchase of property and equipment	(10,275)	(6,157)	(17,463)
Payments for business acquisitions, net of cash acquired	(471,714)	—	(209,609)
Net cash used in investing activities	(1,082,652)	(585,833)	(787,744)
Cash flows from financing activities
Issuance (repayment) of non-recourse funding obligations	46,000	198,300	(112,200)
Repurchase program borrowings	200,000	150,000	—
Capital contributions from PLC	70,000	—	—
Dividends paid to the parent company	(44,963)	(257,000)	(215,000)
Investment product deposits and change in universal life deposits	3,219,561	3,716,553	4,216,738
Investment product withdrawals	(2,874,426)	(3,818,845)	(3,777,365)
Other financing activities, net	—	—	(24,051)
Net cash provided by (used in) financing activities	616,172	(10,992)	88,122
Change in cash	75,997	99,807	(67,223)
Cash at beginning of period	269,582	169,775	236,998
Cash at end of period	$345,579	$269,582	$169,775
See Notes to Consolidated Financial Statements

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  BASIS OF PRESENTATION

Basis of Presentation

Protective Life Insurance Company (the "Company"), a stock life insurance company, was founded in 1907. The Company is a wholly owned subsidiary of Protective Life Corporation ("PLC"), an insurance holding company whose common stock is traded on the New York Stock Exchange "PL". The Company provides financial services through the production, distribution, and administration of insurance and investment products. The Company markets individual life insurance, credit life and disability insurance, guaranteed investment contracts, guaranteed funding agreements, fixed and variable annuities, and extended service contracts throughout the United States. The Company also maintains a separate division devoted to the acquisition of insurance policies from other companies.

These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Such accounting principles differ from statutory reporting practices used by insurance companies in reporting to state regulatory authorities (see also Note 20, Statutory Reporting Practices and Other Regulatory Matters).

The operating results of companies in the insurance industry have historically been subject to significant fluctuations due to changing competition, economic conditions, interest rates, investment performance, insurance ratings, claims, persistency, and other factors.

Reclassifications

Certain reclassifications have been made in the previously reported financial statements and accompanying notes to make the prior year amounts comparable to those of the current year. Such reclassifications had no effect on previously reported net income or shareowners' equity.

Entities Included

The consolidated financial statements include the accounts of Protective Life Insurance Company and its affiliate companies in which the Company holds a majority voting or economic interest. Intercompany balances and transactions have been eliminated.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs ("DAC") and related amortization periods, goodwill recoverability, value of business acquired ("VOBA"), investment and certain derivatives fair values, and other-than-temporary impairments, future policy benefits, pension and other postretirement benefits, provisions for income taxes, reserves for contingent liabilities, reinsurance risk transfer assessments, and reserves for losses in connection with unresolved legal matters.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Significant Accounting Policies

Valuation of Investment Securities

The Company determines the appropriate classification of investment securities at the time of purchase and periodically re-evaluates such designations. Investment securities are classified as either trading, available-for-sale, or held-to-maturity securities. Investment securities classified as trading are recorded at fair value with changes in fair value recorded in realized gains (losses). Investment securities purchased for long term investment purposes are classified as available for sale and are recorded at fair value with changes in unrealized gains and losses, net of taxes, reported as a component of other comprehensive income (loss). Investment securities are classified as held to maturity when the Company has the intent and ability to hold the securities to maturity and are reported at amortized cost. Interest income on available-for-sale and held-to-maturity securities includes the amortization of premiums and accretion of discounts and are recorded in investment income.

The fair value for fixed maturity, short term, and equity securities, is determined by management after considering and evaluating one of three primary sources of information: third party pricing services, independent broker quotations, or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third party pricing services, any remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Typical inputs used by these three pricing methods include, but are not limited to: reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flows and rates of prepayments. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third party pricing services will normally derive the security prices through recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recent reported trades, the third party pricing services and brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon issuer and/or collateral performance and discounted at an estimated market rate. Included in the pricing of other asset-backed securities, collateralized mortgage obligations ("CMOs"), and mortgage-backed securities ("MBS") are estimates of the rate of future prepayments of principal and underlying collateral support over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and rates of prepayments previously experienced at the interest rate levels projected for the underlying collateral. The basis for the cost of securities sold was determined at the Committee on Uniform Securities Identification Procedures ("CUSIP") level. The committee supplies a unique nine-character identification, called a CUSIP number, for each class of security approved for trading in the U.S., to facilitate clearing and settlement. These numbers are used when any buy and sell orders are recorded.

Each quarter the Company reviews investments with unrealized losses and tests for other-than-temporary impairments. The Company analyzes various factors to determine if any specific other-than-temporary asset impairments exist. These include, but are not limited to: 1) actions taken by rating agencies, 2) default by the issuer, 3) the significance of the decline, 4) an assessment of the Company's intent to sell the security (including a more likely than not assessment of whether the Company will be required to sell the security) before recovering the security's amortized cost, 5) the duration of the decline, 6) an economic analysis of the issuer's industry, and 7) the financial strength,

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

liquidity, and recoverability of the issuer. Management performs a security by security review each quarter in evaluating the need for any other-than-temporary impairments. Although no set formula is used in this process, the investment performance, collateral position, and continued viability of the issuer are significant measures considered, and in some cases, an analysis regarding the Company's expectations for recovery of the security's entire amortized cost basis through the receipt of future cash flows is performed. Once a determination has been made that a specific other-than-temporary impairment exists, the security's basis is adjusted and an other-than-temporary impairment is recognized. Equity securities that are other-than-temporarily impaired are written down to fair value with a realized loss recognized in earnings. Other-than-temporary impairments to debt securities that the Company does not intend to sell and does not expect to be required to sell before recovering the security's amortized cost are written down to discounted expected future cash flows ("post impairment cost") and credit losses are recorded in earnings. The difference between the securities' discounted expected future cash flows and the fair value of the securities on the impairment date is recognized in other comprehensive income (loss) as a non-credit portion impairment. When calculating the post impairment cost for residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS"), and other asset-backed securities (collectively referred to as asset-backed securities or "ABS"), the Company considers all known market data related to cash flows to estimate future cash flows. When calculating the post impairment cost for corporate debt securities, the Company considers all contractual cash flows to estimate expected future cash flows. To calculate the post impairment cost, the expected future cash flows are discounted at the original purchase yield. Debt securities that the Company intends to sell or expects to be required to sell before recovery are written down to fair value with the change recognized in earnings.

During the year ended December 31, 2013, the Company recorded pre-tax other-than-temporary impairments of investments of $10.9 million, of which $7.6 million were related to fixed maturities and $3.3 million were related to equity securities. Credit impairments recorded in earnings during the year ended December 31, 2013, were $22.4 million. During the year ended December 31, 2013, $11.5 million of non-credit losses previously recorded in other comprehensive income were recorded in earnings as credit losses. For more information on impairments, refer to Note 5, Investment Operations.

Investment Products

The Company establishes liabilities for fixed indexed annuity ("FIA") products. These products are deferred fixed annuities with a guaranteed minimum interest rate plus a contingent return based on equity market performance. The FIA product is considered a hybrid financial instrument under the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC" or "Codification") Topic 815 — Derivatives and Hedging which allows the Company to make the election to value the liabilities of these FIA products at fair value. This election was made for the FIA products issued prior to 2010 as the policies were issued. These products are no longer being marketed. The changes in the fair value of the liability for these FIA products are recorded in Benefit and settlement expenses with the liability being recorded in Annuity account balances. For more information regarding the determination of fair value of annuity account balances please refer to Note 21, Fair Value of Financial Instruments. Premiums and policy fees for these FIA products consist of fees that have been assessed against the policy account balances for surrenders. Such fees are recognized when assessed and earned.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

During 2013, the Company began marketing a new FIA product. These products are also deferred fixed annuities with a guaranteed minimum interest rate plus a contingent return based on equity market performance and are considered hybrid financial instruments under the FASB's ASC Topic 815 — Derivatives and Hedging. The Company did not elect to value these FIA products at fair value. As a result the Company accounts for the provision that provides for a contingent return based on equity market performance as an embedded derivative. The embedded derivative is bifurcated from the host contract and recorded at fair value in Other liabilities. Changes in the fair value of the embedded derivative are recorded in Realized investment gains (losses) — Derivative financial instruments. For more information regarding the determination of fair value of the FIA embedded derivative refer to Note 21, Fair Value of Financial Instruments. The host contract is accounted for as a debt instrument in accordance with ASC Topic 944 — Financial Services — Insurance and is recorded in Annuity account balances with any discount to the minimum account value being accreted using the effective yield method. Benefits and settlement expenses include accreted interest and benefit claims incurred during the period.

Cash

Cash includes all demand deposits reduced by the amount of outstanding checks and drafts. As a result of the Company's cash management system, checks issued from a particular bank but not yet presented for payment may create negative book cash balances with the bank. Such negative balances are included in other liabilities and were $42.1 million and $96.6 million as of December 31, 2013 and 2012, respectively. The Company has deposits with certain financial institutions which exceed federally insured limits. The Company has reviewed the creditworthiness of these financial institutions and believes there is minimal risk of a material loss.

Deferred Policy Acquisition Costs

In the first quarter of 2012, the Company adopted ASU No. 2010-26 — Financial Services — Insurance — Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts. The objective of this Update is to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. This Update prescribes that certain incremental direct costs of successful initial or renewal contract acquisitions may be deferred. It defines incremental direct costs as those costs that result directly from and are essential to the contract transaction and would not have been incurred by the insurance entity had the contract transaction not occurred. This Update also clarifies the definition of the types of incurred costs that may be capitalized and the accounting and recognition treatment of advertising, research, and other administrative costs related to the acquisition of insurance contracts.

The incremental direct costs associated with successfully acquired insurance policies, are deferred to the extent such costs are deemed recoverable from future profits. Such costs include commissions and other costs of acquiring traditional life and health insurance, credit insurance, universal life insurance, and investment products. Deferred acquisition costs ("DAC") are subject to recoverability testing at the end of each accounting period. Traditional life and health insurance acquisition costs are amortized over the premium-payment period of the related policies in proportion to the ratio of annual premium income to the present value of the total anticipated premium income. Credit insurance acquisition costs are being amortized in proportion to earned premium. Acquisition costs for universal life and

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

investment products are amortized over the lives of the policies in relation to the present value of estimated gross profits before amortization.

Based on the Accounting Standards Codification ("ASC" or "Codification") Financial Services-Insurance Topic, the Company makes certain assumptions regarding the mortality, persistency, expenses, and interest rates (equal to the rate used to compute liabilities for future policy benefits, currently 1.0% to 7.13%) the Company expects to experience in future periods. These assumptions are to be best estimates and are periodically updated whenever actual experience and/or expectations for the future change from that assumed. Additionally, using guidance from ASC Investments-Debt and Equity Securities Topic, these costs have been adjusted by an amount equal to the amortization that would have been recorded if unrealized gains or losses on investments associated with our universal life and investment products had been realized. Acquisition costs for stable value contracts are amortized over the term of the contracts using the effective yield method.

Value of Businesses Acquired

In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is allocated to the right to receive future gross profits from cash flow and earnings of the acquired insurance policies or investment contracts. This intangible asset, called VOBA, represents the actuarially estimated present value of future cash flows from the acquired policies. The estimated present value of future cash flows used in calculating VOBA is based on certain assumptions, including mortality, persistency, expenses, and interest rates that the Company expects to experience in future years. These assumptions are to be best estimates and are periodically updated whenever actual experience and/or expectations for the future change from that assumed. The Company amortizes VOBA in proportion to gross premiums for traditional life products, in proportion to expected gross profits ("EGPs") for interest sensitive products, including accrued interest credited to account balances of up to approximately 8.75% and in proportion to estimated gross margin for policies within the Closed Block that was acquired as part of the MONY acquisition. VOBA is subject to annual recoverability testing.

Property and Equipment

The Company reports land, buildings, improvements, and equipment at cost, including interest capitalized during any acquisition or development period, less accumulated depreciation. The Company depreciates its assets using the straight-line method over the estimated useful lives of the assets. The Company's home office building is depreciated over a thirty-nine year useful life, furniture is depreciated over a ten year useful life, office equipment and machines are depreciated over a five year useful life, and software and computers are depreciated over a three year useful life. Major repairs or improvements are capitalized and depreciated over the estimated useful lives of the assets. Other repairs are expensed as incurred. The cost and related accumulated depreciation of property and equipment sold or retired are removed from the accounts, and resulting gains or losses are included in income.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Property and equipment consisted of the following:

	As of December 31,
	2013	2012
	(Dollars In Thousands)
Home office building	$74,313	$72,587
Data processing equipment	35,789	29,209
Other, principally furniture and equipment	51,049	49,220
	161,151	151,016
Accumulated depreciation	(110,080)	(103,625)
Total property and equipment	$51,071	$47,391

Separate Accounts

The separate account assets represent funds for which the Company does not bear the investment risk. These assets are carried at fair value and are equal to the separate account liabilities, which represent the policyholder's equity in those assets. The investment income and investment gains and losses on the separate account assets accrue directly to the policyholder. These amounts are reported separately as assets and liabilities related to separate accounts in the accompanying consolidated financial statements. Amounts assessed against policy account balances for the costs of insurance, policy administration, and other services are included in premiums and policy fees in the accompanying consolidated statements of income.

Stable Value Product Account Balances

The Stable Value Products segment sells fixed and floating rate funding agreements directly to the trustees of municipal bond proceeds, money market funds, bank trust departments, and other institutional investors. The segment also issues funding agreements to the Federal Home Loan Bank ("FHLB"), and markets guaranteed investment contracts ("GICs") to 401(k) and other qualified retirement savings plans. GICs are contracts which specify a return on deposits for a specified period and often provide flexibility for withdrawals at book value in keeping with the benefits provided by the plan. Additionally, the Company has contracts outstanding pursuant to a funding agreement-backed notes program registered with the United States Securities and Exchange Commission (the "SEC") which offered notes to both institutional and retail investors.

The segment's products complement the Company's overall asset/liability management in that the terms may be tailored to the needs of the Company as the seller of the contracts, as opposed to solely meeting the needs of the buyer. Stable value product account balances include GICs and funding agreements the Company has issued. As of December 31, 2013 and 2012, the Company had $0.2 billion and $0.3 billion, respectively, of stable value product account balances marketed through structured programs. Most GICs and funding agreements the Company has written have maturities of one to ten years.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

As of December 31, 2013, future maturities of stable value products were as follows:

Year of Maturity	Amount
(Dollars In Millions)
2014	$555.2
2015-2016	1,294.4
2017-2018	684.1
Thereafter	25.9

Derivative Financial Instruments

The Company records its derivative financial instruments in the consolidated balance sheet in "other long-term investments" and "other liabilities" in accordance with GAAP, which requires that all derivative instruments be recognized in the balance sheet at fair value. The change in the fair value of derivative financial instruments is reported either in the statement of income or in the other comprehensive income (loss), depending upon whether the derivative instrument qualified for and also has been properly identified as being part of a hedging relationship, and also on the type of hedging relationship that exists. For cash flow hedges, the effective portion of their gain or loss is reported as a component of other comprehensive income (loss) and reclassified into earnings in the period during which the hedged item impacts earnings. Any remaining gain or loss, the ineffective portion, is recognized in current earnings. For fair value hedge derivatives, their gain or loss as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings. Effectiveness of the Company's hedge relationships is assessed on a quarterly basis. The Company reports changes in fair values of derivatives that are not part of a qualifying hedge relationship in earnings. Changes in the fair value of derivatives that are recognized in current earnings are reported in "Realized investment gains (losses) — Derivative financial instruments". For additional information, see Note 22, Derivative Financial Instruments.

Insurance Liabilities and Reserves

Establishing an adequate liability for the Company's obligations to policyholders requires the use of certain assumptions. Estimating liabilities for future policy benefits on life and health insurance products requires the use of assumptions relative to future investment yields, mortality, morbidity, persistency, and other assumptions based on the Company's historical experience, modified as necessary to reflect anticipated trends and to include provisions for possible adverse deviation. Determining liabilities for the Company's property and casualty insurance products also requires the use of assumptions, including the projected levels of used vehicle prices, the frequency and severity of claims, and the effectiveness of internal processes designed to reduce the level of claims. The Company's results depend significantly upon the extent to which its actual claims experience is consistent with the assumptions the Company used in determining its reserves and pricing its products. The Company's reserve assumptions and estimates require significant judgment and, therefore, are inherently uncertain. The Company cannot determine with precision the ultimate amounts that it will pay for actual claims or the timing of those payments.

Guaranteed Minimum Withdrawal Benefits

The Company also establishes reserves for guaranteed minimum withdrawal benefits ("GMWB") on its variable annuity ("VA") products. The GMWB is valued in accordance with FASB guidance under the

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

ASC Derivatives and Hedging Topic which utilizes the valuation technique prescribed by the ASC Fair Value Measurements and Disclosures Topic, which requires the liability to be recorded at fair value using current implied volatilities for the equity indices. The methods used to estimate the liabilities employ assumptions about mortality, lapses, policyholder behavior, equity market returns, interest rates, and market volatility. The Company assumes age-based mortality from the National Association of Insurance Commissioners 1994 Variable Annuity MGDB Mortality Table for company experience, with attained age factors varying from 49% to 80%. Differences between the actual experience and the assumptions used result in variances in profit and could result in losses. Favorable market returns during the year have reduced the likelihood of claims and increased the amount of fees projected to be received. More favorable market conditions at year end 2013 also reduced projected claims. The increase in risk free interest rates has reduced the present value of both claims and fees, but since claims are generally expected later than the fees, the reduction of the present value of claims is greater than the reduction of the present value of fees. As a result of these and other factors, the aggregate GMWB reserve has moved to a net asset position. As of December 31, 2013, our net GMWB asset held was $93.9 million.

Goodwill

Accounting for goodwill requires an estimate of the future profitability of the associated lines of business to assess the recoverability of the capitalized acquisition goodwill. The Company evaluates the carrying value of goodwill at the segment (or reporting unit) level at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. Such circumstances could include, but are not limited to: 1) a significant adverse change in legal factors or in business climate, 2) unanticipated competition, or 3) an adverse action or assessment by a regulator. When evaluating whether goodwill is impaired, the Company first determines through qualitative analysis whether relevant events and circumstances indicate that it is more likely than not that segment goodwill balances are impaired as of the testing date. If it is determined that it is more likely than not that impairment exists, the Company compares its estimate of the fair value of the reporting unit to which the goodwill is assigned to the reporting unit's carrying amount, including goodwill. The Company utilizes a fair value measurement (which includes a discounted cash flows analysis) to assess the carrying value of the reporting units in consideration of the recoverability of the goodwill balance assigned to each reporting unit as of the measurement date. The Company's material goodwill balances are attributable to certain of its operating segments (which are each considered to be reporting units). The cash flows used to determine the fair value of the Company's reporting units are dependent on a number of significant assumptions. The Company's estimates, which consider a market participant view of fair value, are subject to change given the inherent uncertainty in predicting future results and cash flows, which are impacted by such things as policyholder behavior, competitor pricing, capital limitations, new product introductions, and specific industry and market conditions. Additionally, the discount rate used is based on the Company's judgment of the appropriate rate for each reporting unit based on the relative risk associated with the projected cash flows. As of December 31, 2013, the Company performed its annual evaluation of goodwill and determined that no adjustment to impair goodwill was necessary. As of December 31, 2013, we had goodwill of $80.7 million.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Income Taxes

The results of operations of the Company are included in the consolidated federal and certain state income tax returns of PLC. The Company uses the asset and liability method of accounting for income taxes. The method of allocation of current income taxes between the affiliates is subject to a written agreement under which the Company incurs a liability to PLC to the extent that a separate return calculation indicates that the Company has a federal income tax liability. If the Company has an income tax benefit, the benefit is recorded currently to the extent it can be carried back against prior years' separate company income tax expense. Any amount not carried back is carried forward on a separate company basis (generally without a time limit), and the tax benefit is reflected in future periods when the Company generates taxable income. Income taxes recoverable (payable) are recorded in other assets and other liabilities, respectively, and are settled periodically, per the tax sharing agreement. In general, income tax provisions are based on the income reported for financial statement purposes. Deferred income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes. Such temporary differences are principally related to net unrealized gains (losses), deferred policy acquisition costs and value of business acquired, and future policy benefits and claims.

The Company analyzes whether it needs to establish a valuation allowance on each of its deferred tax assets. In performing this analysis, the Company first considers the need for a valuation allowance on each separate deferred tax asset. Ultimately, it analyzes this need in the aggregate in order to prevent the double-counting of expected future taxable income in each of the foregoing separate analyses.

Variable Interest Entities

The Company holds certain investments in entities in which its ownership interests could possibly be considered variable interests under Topic 810 of the FASB ASC (excluding debt and equity securities held as trading, available for sale, or held to maturity). The Company reviews the characteristics of each of these applicable entities and compares those characteristics to applicable criteria to determine whether the entity is a Variable Interest Entity ("VIE"). If the entity is determined to be a VIE, the Company then performs a detailed review to determine whether the interest would be considered a variable interest under the guidance. The Company then performs a qualitative review of all variable interests with the entity and determines whether the Company is the primary beneficiary. ASC 810 provides that an entity is the primary beneficiary of a VIE if the entity has 1) the power to direct the activities of the VIE that most significantly impact the VIE's economic performance, and 2) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. For more information on the Company's investment in a VIE refer to Note 5, Investment Operations, to the consolidated financial statements.

Policyholder Liabilities, Revenues, and Benefits Expense

Traditional Life, Health, and Credit Insurance Products

Traditional life insurance products consist principally of those products with fixed and guaranteed premiums and benefits, and they include whole life insurance policies, term and term-like life insurance

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

policies, limited payment life insurance policies, and certain annuities with life contingencies. Traditional life insurance premiums are recognized as revenue when due. Health and credit insurance premiums are recognized as revenue over the terms of the policies. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contracts. This is accomplished by means of the provision for liabilities for future policy benefits and the amortization of DAC and VOBA. Gross premiums in excess of net premiums related to immediate annuities are deferred and recognized over the life of the policy.

Liabilities for future policy benefits on traditional life insurance products have been computed using a net level method including assumptions as to investment yields, mortality, persistency, and other assumptions based on the Company's experience, modified as necessary to reflect anticipated trends and to include provisions for possible adverse deviation. Reserve investment yield assumptions on December 31, 2013, range from approximately 2.0% to 8.75%. The liability for future policy benefits and claims on traditional life, health, and credit insurance products includes estimated unpaid claims that have been reported to us and claims incurred but not yet reported. Policy claims are charged to expense in the period in which the claims are incurred.

Activity in the liability for unpaid claims for life and health insurance is summarized as follows:

	As of December 31,
	2013		2012	2011
	(Dollars In Thousands)
Balance beginning of year	$326,633		$312,799	$299,971
Less: reinsurance	155,341		161,450	156,932
Net balance beginning of year	171,292		151,349	143,039
Incurred related to:
Current year	698,028		702,555	653,525
Prior year	68,396		62,926	65,269
Total incurred	766,424		765,481	718,794
Paid related to:
Current year	682,877		664,744	639,118
Prior year	85,146		80,794	76,424
Total paid	768,023		745,538	715,542
Other changes:
Acquisition and reserve transfers	47,255	(1)	—	5,058
Net balance end of year	216,948		171,292	151,349
Add: reinsurance	117,502		155,341	161,450
Balance end of year	$334,450		$326,633	$312,799

(1)  This amount represents the net liability, before reinsurance, for unpaid claims as of December 31, 2013 for MONY Life Insurance Company. The claims activity from the acquisition date of October 1, 2013 through December 31, 2013 for MONY Life Insurance Company is not reflected in this chart.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Universal Life and Investment Products

Universal life and investment products include universal life insurance, guaranteed investment contracts, guaranteed funding agreements, deferred annuities, and annuities without life contingencies. Premiums and policy fees for universal life and investment products consist of fees that have been assessed against policy account balances for the costs of insurance, policy administration, and surrenders. Such fees are recognized when assessed and earned. Benefit reserves for universal life and investment products represent policy account balances before applicable surrender charges plus certain deferred policy initiation fees that are recognized in income over the term of the policies. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policy account balances and interest credited to policy account balances. Interest rates credited to universal life products ranged from 2.0% to 7.0% and investment products ranged from 0.2% to 7.9% in 2013.

The Company's accounting policies with respect to variable universal life ("VUL") and VA are identical except that policy account balances (excluding account balances that earn a fixed rate) are valued at fair value and reported as components of assets and liabilities related to separate accounts.

The Company establishes liabilities for guaranteed minimum death benefits ("GMDB") on its VA products. The methods used to estimate the liabilities employ assumptions about mortality and the performance of equity markets. The Company assumes age-based mortality from the National Association of Insurance Commissioners 1994 Variable Annuity MGDB Mortality Table for company experience, with attained age factors varying from 49% — 80%. Future declines in the equity market would increase the Company's GMDB liability. Differences between the actual experience and the assumptions used result in variances in profit and could result in losses. Our GMDB as of December 31, 2013, are subject to a dollar-for-dollar reduction upon withdrawal of related annuity deposits on contracts issued prior to January 1, 2003. As of December 31, 2013, the GMDB was $13.6 million.

Property and Casualty Insurance Products

Property and casualty insurance products include service contract business, surety bonds, and guaranteed asset protection ("GAP). Premiums for service contracts and GAP products are recognized based on expected claim patterns. For all other products, premiums are generally recognized over the terms of the contract on a pro-rata basis. Fee income from providing administrative services is recognized as earned when the related services are performed. Unearned premium reserves are maintained for the portion of the premiums that is related to the unexpired period of the policy. Benefit reserves are recorded when insured events occur. Benefit reserves include case basis reserves for known but unpaid claims as of the balance sheet date as well as incurred but not reported ("IBNR") reserves for claims where the insured event has occurred but has not been reported to the Company as of the balance sheet date. The case basis reserves and IBNR are calculated based on historical experience and on assumptions relating to claim severity and frequency, the level of used vehicle prices, and other factors. These assumptions are modified as necessary to reflect anticipated trends.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Reinsurance

The Company uses reinsurance extensively in certain of its segments and accounts for reinsurance and the recognition of the impact of reinsurance costs in accordance with the ASC Financial Services — Insurance Topic. The following summarizes some of the key aspects of the Company's accounting policies for reinsurance.

Reinsurance Accounting Methodology — Ceded premiums of the Company's traditional life insurance products are treated as an offset to direct premium and policy fee revenue and are recognized when due to the assuming company. Ceded claims are treated as an offset to direct benefits and settlement expenses and are recognized when the claim is incurred on a direct basis. Ceded policy reserve changes are also treated as an offset to benefits and settlement expenses and are recognized during the applicable financial reporting period. Expense allowances paid by the assuming companies are treated as an offset to other operating expenses. Since reinsurance treaties typically provide for allowance percentages that decrease over the lifetime of a policy, allowances in excess of the "ultimate" or final level allowance are capitalized. Amortization of capitalized reinsurance expense allowances is treated as an offset to direct amortization of DAC or VOBA. Amortization of deferred expense allowances is calculated as a level percentage of expected premiums in all durations given expected future lapses and mortality and accretion due to interest.

The Company utilizes reinsurance on certain short duration insurance contracts (primarily issued through the Asset Protection segment). As part of these reinsurance transactions the Company receives reinsurance allowances which reimburse the Company for acquisition costs such as commissions and premium taxes. A ceding fee is also collected to cover other administrative costs and profits for the Company. Reinsurance allowances received are capitalized and charged to expense in proportion to premiums earned. Ceded unamortized acquisition costs are netted with direct unamortized acquisition costs in the balance sheet.

Ceded premiums and policy fees on the Company's universal life ("UL"), VUL, bank-owned life insurance ("BOLI"), and annuity products reduce premiums and policy fees recognized by the Company. Ceded claims are treated as an offset to direct benefits and settlement expenses and are recognized when the claim is incurred on a direct basis. Ceded policy reserve changes are also treated as an offset to benefits and settlement expenses and are recognized during the applicable valuation period. Commission and expense allowances paid by the assuming companies are treated as an offset to other operating expenses. Since reinsurance treaties typically provide for allowance percentages that decrease over the lifetime of a policy, allowances in excess of the "ultimate" or final level allowance are capitalized. Amortization of capitalized reinsurance expense allowances are amortized based on future expected gross profits. Assumptions regarding mortality, lapses, and interest rates are continuously reviewed and may be periodically changed. These changes will result in "unlocking" that changes the balance in the ceded deferred acquisition cost and can affect the amortization of DAC and VOBA. Ceded unearned revenue liabilities are also amortized based on expected gross profits. Assumptions are based on the best current estimate of expected mortality, lapses and interest spread.

The Company has also assumed certain policy risks written by other insurance companies through reinsurance agreements. Premiums and policy fees as well as Benefits and settlement expenses include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Assumed reinsurance is accounted for in accordance with ASC Financial Services — Insurance topic.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Reinsurance Allowances — The amount and timing of reinsurance allowances (both first year and renewal allowances) are contractually determined by the applicable reinsurance contract and may or may not bear a relationship to the amount and incidence of expenses actually paid by the ceding company. Many of the Company's reinsurance treaties do, in fact, have ultimate renewal allowances that exceed the direct ultimate expenses. Additionally, allowances are intended to reimburse the ceding company for some portion of the ceding company's commissions, expenses, and taxes. As a result, first year expenses paid by the Company may be higher than first year allowances paid by the reinsurer, and reinsurance allowances may be higher in later years than renewal expenses paid by the Company.

The Company recognizes allowances according to the prescribed schedules in the reinsurance contracts, which may or may not bear a relationship to actual expenses incurred by the Company. A portion of these allowances is deferred while the non-deferrable allowances are recognized immediately as a reduction of other operating expenses. The Company's practice is to defer reinsurance allowances in excess of the ultimate allowance. This practice is consistent with the Company's practice of capitalizing direct expenses. While the recognition of reinsurance allowances is consistent with GAAP, in some cases non-deferred reinsurance allowances may exceed non-deferred direct costs, which may cause net other operating expenses to be negative.

Ultimate reinsurance allowances are defined as the lowest allowance percentage paid by the reinsurer in any policy duration over the lifetime of a universal life policy (or through the end of the level term period for a traditional life policy). Ultimate reinsurance allowances are determined by the reinsurer and set by the individual contract of each treaty during the initial negotiation of each such contract. Ultimate reinsurance allowances and other treaty provisions are listed within each treaty and will differ between agreements since each reinsurance contract is separately negotiated. The Company uses the ultimate reinsurance allowances set by the reinsurers and contained within each treaty agreement to complete its accounting responsibilities.

Amortization of Reinsurance Allowances — Reinsurance allowances do not affect the methodology used to amortize DAC and VOBA, or the period over which such DAC and VOBA are amortized. Reinsurance allowances offset the direct expenses capitalized, reducing the net amount that is capitalized. The amortization pattern varies with changes in estimated gross profits arising from the allowances. DAC and VOBA on traditional life policies are amortized based on the pattern of estimated gross premiums of the policies in force. Reinsurance allowances do not affect the gross premiums, so therefore they do not impact traditional life amortization patterns. DAC and VOBA on universal life products are amortized based on the pattern of estimated gross profits of the policies in force. Reinsurance allowances are considered in the determination of estimated gross profits, and therefore do impact amortization patterns.

Reinsurance Liabilities — Claim liabilities and policy benefits are calculated consistently for all policies in accordance with GAAP, regardless of whether or not the policy is reinsured. Once the claim liabilities and policy benefits for the underlying policies are estimated, the amounts recoverable from the reinsurers are estimated based on a number of factors including the terms of the reinsurance contracts, historical payment patterns of reinsurance partners, and the financial strength and credit worthiness of reinsurance partners. Liabilities for unpaid reinsurance claims are produced from claims and reinsurance system records, which contain the relevant terms of the individual reinsurance contracts. The Company monitors claims due from reinsurers to ensure that balances are settled on a

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

timely basis. Incurred but not reported claims are reviewed by the Company's actuarial staff to ensure that appropriate amounts are ceded.

The Company analyzes and monitors the credit worthiness of each of its reinsurance partners to minimize collection issues. For newly executed reinsurance contracts with reinsurance companies that do not meet predetermined standards, the Company requires collateral such as assets held in trusts or letters of credit.

Components of Reinsurance Cost — The following income statement lines are affected by reinsurance cost:

Premiums and policy fees ("reinsurance ceded" on the Company's financial statements) represent consideration paid to the assuming company for accepting the ceding company's risks. Ceded premiums and policy fees increase reinsurance cost.

Benefits and settlement expenses include incurred claim amounts ceded and changes in ceded policy reserves. Ceded benefits and settlement expenses decrease reinsurance cost.

Amortization of deferred policy acquisition cost and VOBA reflects the amortization of capitalized reinsurance allowances. Ceded amortization decreases reinsurance cost.

Other expenses include reinsurance allowances paid by assuming companies to the Company less amounts capitalized. Non-deferred reinsurance allowances decrease reinsurance cost.

The Company's reinsurance programs do not materially impact the other income line of the Company's income statement. In addition, net investment income generally has no direct impact on the Company's reinsurance cost. However, it should be noted that by ceding business to the assuming companies, the Company forgoes investment income on the reserves ceded to the assuming companies. Conversely, the assuming companies will receive investment income on the reserves assumed which will increase the assuming companies' profitability on business assumed from the Company.

Accounting Pronouncements Recently Adopted

ASU No. 2011-11 — Balance Sheet — Disclosures about Offsetting Assets and Liabilities. This Update contains new disclosure requirements regarding the nature of an entity's rights of offset and related arrangements associated with its financial and derivative instruments. The new disclosures are designed to make financial statements that are prepared under GAAP more comparable to those prepared under International Financial Reporting Standards ("IFRSs"). Generally, it is more difficult to qualify for offsetting under IFRSs than it is under GAAP. As a result, entities with significant financial instrument and derivative portfolios that report under IFRSs typically present positions on their balance sheets that are significantly larger than those of entities with similarly sized portfolios whose financial statements are prepared in accordance with GAAP. To facilitate comparison between financial statements prepared under GAAP and IFRSs, the new disclosures will give financial statement users information about both gross and net exposures. In January 2013, the FASB issued ASU No. 2013-01, which clarifies that application of ASU No. 2011-11 is limited to certain derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions. Both Updates were effective January 1, 2013. Neither Update had an impact on the Company's results of operations or financial position. See Note 23, Offsetting of Assets and Liabilities for additional information.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

ASU No. 2012-02 — Intangibles — Goodwill and Other — Testing Indefinite-Lived Intangible Assets for Impairment. This Update is intended to reduce the complexity and cost of performing an impairment test for indefinite-lived intangible assets by allowing an entity the option to make a qualitative evaluation about the likelihood of impairment prior to the quantitative calculation required by current guidance. Under the amendments to Topic 350, an entity has the option to first assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test. If an entity determines it is not more likely than not that impairment exists, quantitative impairment testing is not required. However, if an entity concludes otherwise, the impairment test outlined in current guidance is required to be completed. The Update does not change the current requirement that indefinite-lived intangible assets be reviewed for impairment at least annually. This Update was effective January 1, 2013. This Update did not have an impact on the Company's results of operations or financial position. See Note 8, Goodwill.

ASU No. 2013-02 — Comprehensive Income — Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. The amendments in this Update supersede the presentation requirements for reclassifications out of accumulated other comprehensive income in ASU No. 2011-05, Comprehensive Income — Presentation of Comprehensive Income, and ASU No. 2011-12, Comprehensive Income — Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, for all entities. The amendments do not change the current requirements for reporting net income or other comprehensive income in financial statements. The Update requires an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under GAAP to be reclassified in its entirety to net income. For other amounts that are not required under GAAP to be reclassified in their entirety in the same reporting period, an entity is required to cross-reference other disclosures required under GAAP that provide additional detail about those amounts. The Company has added the Accumulated Other Comprehensive Income footnote to disclose the required information beginning in 2013. This Update was effective January 1, 2013. This Update did not have an impact on the Company's results of operations or financial position.

ASU No. 2013-10 — Derivatives and Hedging — Inclusion of the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) as a Benchmark Interest Rate for Hedge Accounting Purposes. This Update provides for the inclusion of the Fed Funds Effective Swap Rate as a U.S. benchmark interest rate for hedge accounting purposes, in addition to U.S. Treasury rates and LIBOR. The amendments in the Update also remove the restriction on using different benchmark rates for similar hedges. The amendments are effective prospectively for transactions entered into on or after July 17, 2013. The Company has and will continue to consider this additional benchmark rate.

ASU No. 2013-11 — Income Taxes — Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or A Tax Credit Carryforward Exists. The objective of this Update is to eliminate diversity in practice related to the presentation of certain unrecognized tax benefits. The Update provides that unrecognized tax benefits should be presented as a reduction of a deferred tax asset for a net operating loss or other tax credit carry forward when settlement in this manner is available under the tax law. The amendments are effective for annual periods beginning after December 15, 2013 and interim periods therein, with early adoption permitted.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

The Company elected to adopt the guidance in this Update for the annual period ending December 31, 2013. The Update did not have an impact on the Company's results of operations or financial position.

3.  SIGNIFICANT ACQUISITIONS

On October 1, 2013 the Company completed the acquisition contemplated by the master agreement (the "Master Agreement") dated April 10, 2013. Pursuant to that Master Agreement with AXA Financial, Inc. ("AXA") and AXA Equitable Financial Services, LLC ("AEFS"), the Company acquired the stock of MONY Life Insurance Company ("MONY") from AEFS and entered into a reinsurance agreement (the "Reinsurance Agreement") pursuant to which it reinsured on a 100% indemnity reinsurance basis certain business (the "MLOA Business") of MONY Life Insurance Company of America ("MLOA"). The aggregate purchase price of MONY was $686 million. The ceding commission for the reinsurance of the MLOA Business was $370 million. Together, the purchase of MONY and reinsurance of the MLOA Business are hereto referred to as (the "MONY acquisition"). The MONY acquisition allowed the Company to invest its capital and increase the scale of its Acquisitions segment. The MONY acquisition business is comprised of traditional and universal life insurance policies and fixed and variable annuities, most of which were written prior to 2004.

The MONY acquisition was accounted for under the acquisition method of accounting under ASC Topic 805. Based on SEC Regulation 210.11-01, the Company considered the reinsurance of the MLOA Business, together with the acquisition of MONY, as a business combination since there is a continuity of business operations related to MONY and the related reinsured MLOA Business such as physical facilities and employee base. In addition, the Company considered SEC Reporting Manual 2010.6 which states "reinsurance transactions may also be deemed the acquisition of a business because the right to receive future premiums generally indicates continuity of historical revenues".

In accordance with ASC 805-20-30, all identifiable assets acquired and liabilities assumed were measured at fair value as of the acquisition date. The MONY acquisition will be subject to customary post-closing adjustments as the Company finalizes the determination and analysis of assets acquired and liabilities assumed. The following table summarizes the consideration paid for the acquisition and the preliminary determination of the fair value of assets acquired and liabilities assumed at the acquisition date:

Fair Value As of October 1, 2013
(Dollars In Thousands)
Assets
Fixed maturities, at fair value	$6,550,691
Equity securities, at fair value	108,413
Mortgage loans	823,340
Policy loans	967,534
Short-term investments	130,963
Total investments	8,580,941

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3.  SIGNIFICANT ACQUISITIONS — (Continued)

Fair Value As of October 1, 2013
(Dollars In Thousands)
Cash	$213,861
Accrued investment income	114,656
Accounts and premiums receivable, net of allowance for uncollectible amounts	29,031
Reinsurance receivables	422,692
Value of business acquired	219,751
Other assets	30,139
Income tax receivable	21,196
Deferred income taxes	168,916
Separate account assets	195,452
Total assets	$9,996,635
Liabilities
Future policy and benefit claims	$7,654,969
Unearned premiums	3,066
Total policy liabilities and accruals	7,658,035
Annuity account balances	752,163
Other policyholders' funds	636,034
Other liabilities	66,936
Non-recourse funding obligation	2,548
Separate account liabilities	195,344
Total liabilities	9,311,060
Net assets acquired	$685,575

Included in the amounts above, are liabilities related to certain non-qualified pension and deferred compensation plans ("MONY Benefits Plans") and supporting trust assets. Through an indemnification agreement within the Master Agreement, at the end of each calendar year, to the extent the supporting trust assets are less than the MONY Benefit Plan liabilities, AXA will pay MONY an amount equal to the shortfall. As of December 31, 2013, the MONY Benefit Plans had a total liability balance of $8.1 million and the supporting trust assets had a total balance of $8.6 million.

During the year ended December 31, 2013, the Company incurred $18.3 million of expenses related to the MONY acquisition. These expenses are included in the Company's other operating expenses.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3.  SIGNIFICANT ACQUISITIONS — (Continued)

The following (unaudited) pro forma condensed consolidated results of operations assumes that the aforementioned acquisition was completed as of January 1, 2012:

	Unaudited For The Year Ended December 31,
	2013		2012
	(Dollars In Thousands)
Revenue	$4,245,388	(1)	$4,330,935
Net income	325,783	(2)	365,204

(1)  Includes $203.8 million of revenue recognized in the Company's net income for the year ended December 31, 2013.

(2)  Includes $27.9 million of pre-tax net income recognized by the Company for the year ended December 31, 2013.

4.  MONY CLOSED BLOCK OF BUSINESS

In 1998, MONY converted from a mutual insurance company to a stock corporation ("demutualization"). In connection with its demutualization, an accounting mechanism known as a closed block (the "Closed Block") was established for certain individuals' participating policies in force as of the date of demutualization. Assets, liabilities, and earnings of the Closed Block are specifically identified to support its participating policyholders. The Company acquired the Closed Block in conjunction with the MONY acquisition as discussed in Note 3, Significant Acquisitions.

Assets allocated to the Closed Block inure solely to the benefit of each Closed Block's policyholders and will not revert to the benefit of MONY or the Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of MONY's general account, any of MONY's separate accounts or any affiliate of MONY without the approval of the Superintendent of The New York State Insurance Department (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the general account.

The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income (loss) ("AOCI")) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. In connection with the acquisition of MONY, the Company has developed an actuarial calculation of the expected timing of MONY's Closed Block's earnings as of October 1, 2013.

If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in the Company's net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

4.  MONY CLOSED BLOCK OF BUSINESS — (Continued)

Many expenses related to Closed Block operations, including amortization of VOBA, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

Summarized financial information for the Closed Block from the acquisition date through December 31, 2013 is as follows:

As of December 31, 2013
(Dollars In Thousands)
Closed block liabilities
Future policy benefits, policyholders' account balances and other	$6,274,719
Policyholder dividend obligation	190,494
Other liabilities	1,259
Total closed block liabilities	6,466,472
Closed block assets
Fixed maturities, available-for-sale, at fair value	4,109,142
Equity securities, available-for-sale, at fair value	5,223
Mortgage loans on real estate	594,884
Policy loans	802,013
Cash and other invested assets	140,577
Other assets	207,265
Total closed block assets	5,859,104
Excess of reported closed block liabilities over closed block assets	607,368
Portion of above representing accumulated other comprehensive income:
Net unrealized investments gains (losses) net of deferred tax benefit of $1,074 and net of policyholder dividend obligation of $12,720	(1,994)
Future earnings to be recognized from closed block assets and closed block liabilities	$605,374

Reconciliation of the policyholder dividend obligation from the acquisition date through December 31, 2013 is as follows:

For The Period Ended December 31, 2013
(Dollars In Thousands)
Policyholder dividend obligation, at acquisition date	$213,350
Applicable to net revenue (losses)	(10,136)
Change in net unrealized investment gains (losses) allocated to policyholder dividend obligation	(12,720)
Policyholder dividend obligation, end of period	$190,494

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

4.  MONY CLOSED BLOCK OF BUSINESS — (Continued)

Closed Block revenues and expenses from the acquisition date through December 31, 2013 are as follows:

For The Period Ended December 31, 2013
(Dollars In Thousands)
Revenues
Premiums and other income	$64,171
Net investment income (loss)	51,141
Net investment gains (losses)	9,252
Total revenues	124,564
Benefits and other deductions
Benefits and settlement expenses	113,564
Other operating expenses	548
Total benefits and other deductions	114,112
Net revenues before income taxes	10,452
Income tax expense	3,658
Net revenues	$6,794

5.  INVESTMENT OPERATIONS

Major categories of net investment income are summarized as follows:

	For The Year Ended December 31,
	2013	2012	2011
	(Dollars In Thousands)
Fixed maturities	$1,508,924	$1,453,018	$1,414,965
Equity securities	26,735	20,740	20,595
Mortgage loans	333,093	349,845	336,541
Investment real estate	3,555	3,289	3,458
Short-term investments	72,433	62,887	72,137
	1,944,740	1,889,779	1,847,696
Other investment expenses	108,552	100,441	94,252
Net investment income	$1,836,188	$1,789,338	$1,753,444

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENT OPERATIONS — (Continued)

Net realized investment gains (losses) for all other investments are summarized as follows:

	For The Year Ended December 31,
	2013	2012	2011
	(Dollars In Thousands)
Fixed maturities	$63,161	$67,669	$80,044
Equity securities	3,276	(45)	9,136
Impairments on fixed maturity securities	(19,100)	(58,144)	(47,321)
Impairments on equity securities	(3,347)	—	—
Modco trading portfolio	(178,134)	177,986	164,224
Other investments	(9,840)	(12,774)	(5,651)
Total realized gains (losses) — investments	$(143,984)	$174,692	$200,432

For the year ended December 31, 2013, gross realized gains on investments available-for-sale (fixed maturities, equity securities, and short-term investments) were $72.6 million and gross realized losses were $27.9 million, including $21.7 million of impairment losses. For the year ended December 31, 2012, gross realized gains on investments available-for-sale (fixed maturities, equity securities, and short-term investments) were $73.2 million and gross realized losses were $60.3 million, including $54.7 million of impairment losses. For the year ended December 31, 2011, gross realized gains on investments available-for-sale (fixed maturities, equity securities, and short-term investments) were $104.5 million and gross realized losses were $62.0 million, including $46.6 million of impairment losses.

For the year ended December 31, 2013, the Company sold securities in an unrealized gain position with a fair value (proceeds) of $2.3 billion. The gain realized on the sale of these securities was $72.6 million. For the year ended December 31, 2012, the Company sold securities in an unrealized gain position with a fair value (proceeds) of $1.6 billion. The gain realized on the sale of these securities was $73.2 million. For the year ended December 31, 2011, the Company sold securities in an unrealized gain position with a fair value (proceeds) of $2.2 billion. The gain realized on the sale of these securities was $104.5 million.

For the year ended December 31, 2013, the Company sold securities in an unrealized loss position with a fair value (proceeds) of $398.2 million. The loss realized on the sale of these securities was $6.2 million. The Company made the decision to exit these holdings in conjunction with our overall asset liability management process.

For the year ended December 31, 2012, the Company sold securities in an unrealized loss position with a fair value (proceeds) of $38.0 million. The loss realized on the sale of these securities was $5.6 million. The Company made the decision to exit these holdings in order to reduce its European financial exposure.

For the year ended December 31, 2011, the Company sold securities in an unrealized loss position with a fair value (proceeds) of $263.1 million. The loss realized on the sale of these securities was $15.3 million. The Company made the decision to exit these holdings in order to reduce its European financial exposure.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENT OPERATIONS — (Continued)

The amortized cost and fair value of the Company's investments classified as available-for-sale as of December 31, are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Total OTTI Recognized in OCI(1)
	(Dollars In Thousands)
2013
Fixed maturities:
Bonds
Residential mortgage-backed securities	$1,435,349	$34,255	$(24,536)	$1,445,068	$979
Commercial mortgage-backed securities	963,461	26,900	(19,705)	970,656	—
Other asset-backed securities	926,396	15,135	(69,548)	871,983	(51)
U.S. government-related securities	1,529,818	32,150	(54,078)	1,507,890	—
Other government-related securities	49,171	2,257	(1)	51,427	—
States, municipals, and political subdivisions	1,315,457	103,663	(8,291)	1,410,829	—
Corporate bonds	24,623,681	1,509,546	(391,813)	25,741,414	—
	30,843,333	1,723,906	(567,972)	31,999,267	928
Equity securities	611,473	6,068	(36,332)	581,209	—
Short-term investments	80,582	—	—	80,582	—
	$31,535,388	$1,729,974	$(604,304)	$32,661,058	$928
2012
Fixed maturities:
Bonds
Residential mortgage-backed securities	$1,766,260	$92,417	$(19,347)	$1,839,330	$(406)
Commercial mortgage-backed securities	797,844	72,577	(598)	869,823	—
Other asset-backed securities	1,023,649	12,788	(61,424)	975,013	(241)
U.S. government-related securities	1,097,501	71,536	(591)	1,168,446	—
Other government-related securities	93,565	7,258	(45)	100,778	—
States, municipals, and political subdivisions	1,188,019	255,898	(264)	1,443,653	—
Corporate bonds	17,687,164	2,726,858	(48,395)	20,365,627	(5,488)
	23,654,002	3,239,332	(130,664)	26,762,670	(6,135)
Equity securities	352,272	11,881	(9,993)	354,160	—
Short-term investments	97,852	—	—	97,852	—
	$24,104,126	$3,251,213	$(140,657)	$27,214,682	$(6,135)

(1)  These amounts are included in the gross unrealized gains and gross unrealized losses columns above.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENT OPERATIONS — (Continued)

The amortized cost and fair value of the Company's investments classified as held-to-maturity as of December 31, 2013 are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Total OTTI Recognized in OCI
2013
Fixed maturities:
Other	$365,000	$—	$(29,324)	$335,676	$—
	$365,000	$—	$(29,324)	$335,676	$—
2012
Fixed maturities:
Other	$300,000	$19,163	$—	$319,163	$—
	$300,000	$19,163	$—	$319,163	$—

During the year ended December 31, 2013, the Company did not record any other-than-temporary impairments on held-to-maturity securities. The Company's held-to-maturity securities had gross unrecognized holding losses of $29.3 million. The Company does not consider these unrecognized holding losses to be other-than-temporary based on certain positive factors associated with the securities which include credit ratings, financial health of the issuer, continued access of the issuer to capital markets and other pertinent information.

As of December 31, 2013 and 2012, the Company had an additional $2.8 billion and $3.0 billion of fixed maturities, $21.2 million and $19.6 million of equity securities, and $52.4 million and $118.9 million of short-term investments classified as trading securities, respectively.

The amortized cost and fair value of available-for-sale and held-to-maturity fixed maturities as of December 31, 2013, by expected maturity, are shown below. Expected maturities of securities without a single maturity date are allocated based on estimated rates of prepayment that may differ from actual rates of prepayment.

	Available-for-Sale		Held-to-Maturity
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(Dollars In Thousands)		(Dollars In Thousands)
Due in one year or less	$1,016,111	$1,033,834	$—	$—
Due after one year through five years	4,980,915	5,244,978	—	—
Due after five years through ten years	9,074,051	9,323,440	—	—
Due after ten years	15,772,256	16,397,015	365,000	335,676
	$30,843,333	$31,999,267	$365,000	$335,676

During the year ended December 31, 2013, the Company recorded pre-tax other-than-temporary impairments of investments of $10.9 million, of which $7.6 million were related to fixed maturities and $3.3 million were related to equity securities. Credit impairments recorded in earnings during the year ended December 31, 2013, were $22.4 million. During the year ended December 31, 2013, $11.5 million of non-credit losses previously recorded in other comprehensive income were recorded in earnings as credit losses. There were no other-than-temporary impairments related to fixed maturities or equity

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENT OPERATIONS — (Continued)

securities that the Company intended to sell or expected to be required to sell for the year ended December 31, 2013.

During the year ended December 31, 2012, the Company recorded pre-tax other-than-temporary impairments of investments of $67.1 million all of which were related to fixed maturities. Of the $67.1 million of impairments for the year ended December 31, 2012, $58.1 million was recorded in earnings and $9.0 million was recorded in other comprehensive income (loss). There were no impairments related to equity securities. For the year ended December 31, 2012, there were no other-than-temporary impairments related to fixed maturities or equity securities that the Company intended to sell or expected to be required to sell.

During the year ended December 31, 2011, the Company recorded pre-tax other-than-temporary impairments of investments of $62.2 million all of which were related to fixed maturities. Of the $62.2 million of impairments for the year ended December 31, 2011, $47.3 million was recorded in earnings and $14.9 million was recorded in other comprehensive income (loss). For the year ended December 31, 2011, there were no impairments related to equity securities. For the year ended December 31, 2011, pre-tax other-than-temporary impairments related to fixed maturities that the Company did not intend to sell and does not expect to be required to sell were $52.7 million, with $37.8 million of credit losses recorded on fixed maturities in earnings and $14.9 million of non-credit losses recorded in other comprehensive income (loss). During the same period, other-than-temporary impairments related to fixed maturities that the Company intends to sell or expects to be required to sell were $9.5 million and were recorded in earnings.

The following chart is a rollforward of available-for-sale credit losses on fixed maturities held by the Company for which a portion of an other-than-temporary impairment was recognized in other comprehensive income (loss):

	For The Year Ended December 31,
	2013	2012	2011
	(Dollars In Thousands)
Beginning balance	$121,237	$69,476	$39,275
Additions for newly impaired securities	3,516	26,544	12,699
Additions for previously impaired securities	12,066	25,217	20,591
Reductions for previously impaired securities due to a change in expected cash flows	(87,908)	—	—
Reductions for previously impaired securities that were sold in the current period	(7,237)	—	(3,089)
Other	—	—	—
Ending balance	$41,674	$121,237	$69,476

The following table includes the gross unrealized losses and fair value of the Company's investments that are not deemed to be other-than-temporarily impaired, aggregated by investment category and

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENT OPERATIONS — (Continued)

length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2013:

	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
	(Dollars In Thousands)
Residential mortgage- backed securities	$332,812	$(14,050)	$209,818	$(10,486)	$542,630	$(24,536)
Commercial mortgage- backed securities	429,228	(18,467)	13,840	(1,238)	443,068	(19,705)
Other asset-backed securities	175,846	(14,555)	497,512	(54,993)	673,358	(69,548)
U.S. government-related securities	891,698	(53,508)	6,038	(570)	897,736	(54,078)
Other government-related securities		10,161	(1)	—	10,161	(1)
States, municipalities, and political subdivisions	172,157	(8,113)	335	(178)	172,492	(8,291)
Corporate bonds	7,480,163	(353,069)	271,535	(38,744)	7,751,698	(391,813)
Equities	376,776	(27,861)	21,764	(8,471)	398,540	(36,332)
	$9,868,841	$(489,624)	$1,020,842	$(114,680)	$10,889,683	$(604,304)

RMBS have a gross unrealized loss greater than twelve months of $10.5 million as of December 31, 2013. Factors such as the credit enhancement within the deal structure, the average life of the securities, and the performance of the underlying collateral support the recoverability of these investments.

The other asset-backed securities have a gross unrealized loss greater than twelve months of $55.0 million as of December 31, 2013. This category predominately includes student-loan backed auction rate securities, the underlying collateral, of which is at least 97% guaranteed by the Federal Family Education Loan Program ("FFELP"). These unrealized losses have occurred within the Company's auction rate securities ("ARS") portfolio since the market collapse during 2008. At this time, the Company has no reason to believe that the U.S. Department of Education would not honor the FFELP guarantee, if it were necessary.

The corporate bonds category has gross unrealized losses less than and greater than twelve months of $353.1 million and $38.7 million, respectively, as of December 31, 2013. These declines were primarily related to changes in interest rates during the period. The aggregate decline in market value of these securities was deemed temporary due to positive factors supporting the recoverability of the respective investments. Positive factors considered include credit ratings, the financial health of the issuer, the continued access of the issuer to capital markets, and other pertinent information.

The equities category has a gross unrealized loss greater than twelve months of $8.5 million as of December 31, 2013. The aggregate decline in market value of these securities was deemed temporary

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENT OPERATIONS — (Continued)

due to factors supporting the recoverability of the respective investments. Positive factors include credit ratings, the financial health of the issuer, the continued access of the issuer to the capital markets, and other pertinent information.

The Company does not consider these unrealized loss positions to be other-than-temporary, based on the aggregate factors discussed previously and because the Company has the ability and intent to hold these investments until the fair values recover, and does not intend to sell or expect to be required to sell the securities before recovering the Company's amortized cost of the securities.

The following table includes the gross unrealized losses and fair value of the Company's investments that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2012:

	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
	(Dollars In Thousands)
Residential mortgage- backed securities	$100,412	$(9,578)	$166,000	$(9,769)	$266,412	$(19,347)
Commercial mortgage- backed securities	50,506	(598)	—	—	50,506	(598)
Other asset-backed securities	479,223	(28,179)	242,558	(33,245)	721,781	(61,424)
U.S. government-related securities	106,806	(591)	—	—	106,806	(591)
Other government-related securities	14,955	(45)	—	—	14,955	(45)
States, municipalities, and political subdivisions	11,526	(264)	—	—	11,526	(264)
Corporate bonds	775,593	(23,630)	363,128	(24,765)	1,138,721	(48,395)
Equities	35,059	(5,150)	21,754	(4,843)	56,813	(9,993)
	$1,574,080	$(68,035)	$793,440	$(72,622)	$2,367,520	$(140,657)

RMBS had a gross unrealized loss greater than twelve months of $9.8 million as of December 31, 2012. The non-agency RMBS market experienced improvements during the year, but these losses represented securities where credit concerns were more pronounced. Factors such as the credit enhancement within the deal structure, the average life of the securities, and the performance of the underlying collateral support the recoverability of these investments.

The other asset-backed securities had a gross unrealized loss greater than twelve months of $33.2 million as of December 31, 2012. This category predominately includes student-loan backed auction rate securities, the underlying collateral, of which is at least 97% guaranteed by the FFELP. These unrealized losses have occurred within the Company's ARS portfolio since the market collapse during 2008. At this time, the Company has no reason to believe that the U.S. Department of Education would not honor the FFELP guarantee, if it were necessary.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENT OPERATIONS — (Continued)

The corporate bonds category had gross unrealized losses greater than twelve months of $24.8 million as of December 31, 2012. These losses were primarily related to fluctuations in credit spreads. The aggregate decline in market value of these securities was deemed temporary due to positive factors supporting the recoverability of the respective investments. Positive factors considered include credit ratings, the financial health of the issuer, the continued access of the issuer to capital markets, and other pertinent information.

The equities category had a gross unrealized loss greater than twelve months of $4.8 million as of December 31, 2012. These losses were primarily related to a widening in credit spreads on perpetual preferred stock holdings. The aggregate decline in market value of these securities was deemed temporary due to factors supporting the recoverability of the respective investments. Positive factors include credit ratings, the financial health of the issuer, the continued access of the issuer to the capital markets, and other pertinent information.

The Company does not consider these unrealized loss positions to be other-than-temporary, based on the aggregate factors discussed previously and because the Company has the ability and intent to hold these investments until the fair values recover, and does not intend to sell or expect to be required to sell the securities before recovering the Company's amortized cost of the securities.

As of December 31, 2013, the Company had securities in its available-for-sale portfolio which were rated below investment grade of $1.6 billion and had an amortized cost of $1.6 billion. In addition, included in the Company's trading portfolio, the Company held $333.9 million of securities which were rated below investment grade. Approximately $543.8 million of the below investment grade securities were not publicly traded.

The change in unrealized gains (losses), net of income tax, on fixed maturity and equity securities, classified as available-for-sale is summarized as follows:

	For The Year Ended December 31,
	2013	2012	2011
	(Dollars In Thousands)
Fixed maturities	$(1,269,277)	$819,152	$761,738
Equity securities	(20,899)	8,484	(13,292)

The Company held $26.4 million of non-income producing securities for the year ended December 31, 2013.

Excluding the MONY acquisition, included in the Company's invested assets are $985.9 million of policy loans as of December 31, 2013. The interest rates on standard policy loans range from 3.0% to 8.0%. The collateral loans on life insurance policies have an interest rate of 13.64%.

Variable Interest Entities

The Company holds certain investments in entities in which its ownership interests could possibly be considered variable interests under Topic 810 of the FASB ASC (excluding debt and equity securities held as trading, available for sale, or held to maturity). The Company reviews the characteristics of each of these applicable entities and compares those characteristics to applicable criteria to determine whether the entity is a Variable Interest Entity ("VIE"). If the entity is determined to be a VIE, the Company then performs a detailed review to determine whether the interest would be considered a

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENT OPERATIONS — (Continued)

variable interest under the guidance. The Company then performs a qualitative review of all variable interests with the entity and determines whether the Company is the primary beneficiary. ASC 810 provides that an entity is the primary beneficiary of a VIE if the entity has 1) the power to direct the activities of the VIE that most significantly impact the VIE's economic performance, and 2) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE.

Based on this analysis, the Company had an interest in one wholly owned subsidiary, Red Mountain, LLC ("Red Mountain"), that was determined to be a VIE as of December 31, 2013 and 2012. The activity most significant to Red Mountain is the issuance of a note in connection with a financing transaction involving Golden Gate V Vermont Captive Insurance Company ("Golden Gate V") and the Company in which Golden Gate V issued non-recourse funding obligations to Red Mountain and Red Mountain issued the note to Golden Gate V. Credit enhancement on the Red Mountain Note is provided by an unrelated third party. For details of this transaction, see Note 11, Debt and Other Obligations. The Company has the power, via its 100% ownership through an affiliate, to direct the activities of the VIE, but does not have the obligation to absorb losses related to the primary risks or sources of variability to the VIE. The variability of loss would be borne primarily by the third party in its function as provider of credit enhancement on the Red Mountain Note. Accordingly, it was determined that the Company is not the primary beneficiary of the VIE. The Company's risk of loss related to the VIE is limited to its investment of $10,000. Additionally, the holding company ("PLC") has guaranteed the VIE's credit enhancement fee obligation to the unrelated third party provider. As of December 31, 2013, no payments have been made or required related to this guarantee.

6.  MORTGAGE LOANS

Mortgage Loans

The Company invests a portion of its investment portfolio in commercial mortgage loans. As of December 31, 2013, the Company's mortgage loan holdings were approximately $5.5 billion. The Company has specialized in making loans on either credit-oriented commercial properties or credit-anchored strip shopping centers and apartments. The Company's underwriting procedures relative to its commercial loan portfolio are based, in the Company's view, on a conservative and disciplined approach. The Company concentrates on a small number of commercial real estate asset types associated with the necessities of life (retail, multi-family, professional office buildings, and warehouses). The Company believes these asset types tend to weather economic downturns better than other commercial asset classes in which it has chosen not to participate. The Company believes this disciplined approach has helped to maintain a relatively low delinquency and foreclosure rate throughout its history. The majority of the Company's mortgage loans portfolio was underwritten and funded by the Company. From time to time, the Company may acquire loans in conjunction with an acquisition.

During 2013, the Company acquired previously funded mortgage loans as part of the MONY acquisition with a fair value of $823.3 million as of the acquisition date. These loans were recorded in the Company's balance sheet at the fair value of the mortgage loans on the date of acquisition, October 1, 2013. The acquired loans had an unpaid principal balance of $857.3 million of which the Company did not expect to collect $11.0 million as of the date of acquisition.

The Company's commercial mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, and net of valuation allowances. Interest income is accrued on the

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6.  MORTGAGE LOANS — (Continued)

principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income.

The following table includes a breakdown of the Company's commercial mortgage loan portfolio by property type as of December 31, 2013:

Type	Percentage of Mortgage Loans on Real Estate
Retail	60.6%
Office Buildings	14.9
Apartments	11.8
Warehouses	7.4
Other	5.3
100.0%

The Company specializes in originating mortgage loans on either credit-oriented or credit-anchored commercial properties. No single tenant's exposure represents more than 2.0% of mortgage loans. Approximately 62.1% of the mortgage loans are on properties located in the following states:

State	Percentage of Mortgage Loans on Real Estate
Texas	11.6%
Georgia	8.6
Alabama	6.9
Florida	6.5
Tennessee	6.1
North Carolina	5.0
New York	4.7
South Carolina	4.6
Ohio	4.2
Utah	3.9
62.1%

During 2013, the Company funded approximately $548.2 million of new loans, with an average loan size of $4.2 million. As part of the MONY acquisition, the Company added $857.3 million previously funded mortgage loans to the total mortgage loan portfolio. The average size mortgage loan in the portfolio as of December 31, 2013, was $2.8 million, and the weighted-average interest rate was 5.86%. The largest single mortgage loan was $50.0 million.

Many of the mortgage loans have call options or interest rate reset options between 3 and 10 years. However, if interest rates were to significantly increase, we may be unable to exercise the call options or increase the interest rates on our existing mortgage loans commensurate with the significantly increased market rates. Assuming the loans are called at their next call dates, approximately $94.5 million would become due in 2014, $1.2 billion in 2015 through 2019, $511.3 million in 2020 through 2024, and $134.5 million thereafter.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6.  MORTGAGE LOANS — (Continued)

The Company offers a type of commercial mortgage loan under which the Company will permit a loan-to-value ratio of up to 85% in exchange for a participating interest in the cash flows from the underlying real estate. As of December 31, 2013 and December 31, 2012, approximately $666.6 million and $817.3 million, respectively, of the Company's mortgage loans have this participation feature. Cash flows received as a result of this participation feature are recorded as interest income. During the year ended December 31, 2013 and 2012, the Company recognized $17.9 million and $16.1 million of participating mortgage loan income, respectively.

As of December 31, 2013, approximately $15.9 million, or 0.03%, of invested assets consisted of nonperforming, restructured or mortgage loans that were foreclosed and were converted to real estate properties. We do not expect these investments to adversely affect our liquidity or ability to maintain proper matching of assets and liabilities. During the year ended December 31, 2013, certain mortgage loan transactions occurred that were accounted for as troubled debt restructurings under Topic 310 of the FASB ASC. For all mortgage loans, the impact of troubled debt restructurings is generally reflected in our investment balance and in the allowance for mortgage loan credit losses. Transactions accounted for as troubled debt restructurings during the year either involved the modification of payment terms pursuant to bankruptcy proceedings or included acceptance of assets in satisfaction of principal or foreclosure on collateral property, and were the result of agreements between the creditor and the debtor. With respect to the modified loans we expect to collect all amounts due related to these loans as well as expenses incurred as a result of the restructurings. Additionally, there were no material changes to the principal balance of these loans, as a result of restructuring or modifications, which was $3.2 million as of December 31, 2013. During the year a mortgage loan was paid off at a discount, the impact of this transaction resulted in a reduction of $0.5 million in the Company's investment in mortgage loans, net of existing allowances for mortgage loan losses and did not remain on the Company's balance sheets as of December 31, 2013.

The Company's mortgage loan portfolio consists of two categories of loans: (1) those not subject to a pooling and servicing agreement and (2) those subject to a contractual pooling and servicing agreements. As of December 31, 2013, $3.2 million of mortgage loans not subject to a pooling and servicing agreement were nonperforming or restructured. The Company foreclosed on three nonperforming loans of $10.5 million during the year ended December 31, 2013.

As of December 31, 2013, $2.2 million of loans subject to a pooling and servicing agreement were nonperforming. None of these nonperforming loans have been restructured during the year ended December 31, 2013. The Company did not foreclose on any nonperforming loans subject to a pooling and service agreement during the year ended December 31, 2013.

As of December 31, 2013 and December 31, 2012, the Company had an allowance for mortgage loan credit losses of $3.1 million and $2.9 million, respectively. Due to the Company's loss experience and nature of the loan portfolio, the Company believes that a collectively evaluated allowance would be inappropriate. The Company believes an allowance calculated through an analysis of specific loans that are believed to have a higher risk of credit impairment provides a more accurate presentation of expected losses in the portfolio and is consistent with the applicable guidance for loan impairments in ASC Subtopic 310. Since the Company uses the specific identification method for calculating the allowance, it is necessary to review the economic situation of each borrower to determine those that have higher risk of credit impairment. The Company has a team of professionals that monitors borrower conditions such as payment practices, borrower credit, operating performance, and property

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6.  MORTGAGE LOANS — (Continued)

conditions, as well as ensuring the timely payment of property taxes and insurance. Through this monitoring process, the Company assesses the risk of each loan. When issues are identified, the severity of the issues are assessed and reviewed for possible credit impairment. If a loss is probable, an expected loss calculation is performed and an allowance is established for that loan based on the expected loss. The expected loss is calculated as the excess carrying value of a loan over either the present value of expected future cash flows discounted at the loan's original effective interest rate, or the current estimated fair value of the loan's underlying collateral. A loan may be subsequently charged off at such point that the Company no longer expects to receive cash payments, the present value of future expected payments of the renegotiated loan is less than the current principal balance, or at such time that the Company is party to foreclosure or bankruptcy proceedings associated with the borrower and does not expect to recover the principal balance of the loan.

A charge off is recorded by eliminating the allowance against the mortgage loan and recording the renegotiated loan or the collateral property related to the loan as investment real estate on the balance sheet, which is carried at the lower of the appraised fair value of the property or the unpaid principal balance of the loan, less estimated selling costs associated with the property:

	As of December 31,
	2013	2012
	(Dollars In Thousands)
Beginning balance	$2,875	$4,975
Charge offs	(6,838)	(8,340)
Recoveries	(1,016)	(628)
Provision	8,109	6,868
Ending balance	$3,130	$2,875

It is the Company's policy to cease to carry accrued interest on loans that are over 90 days delinquent. For loans less than 90 days delinquent, interest is accrued unless it is determined that the accrued interest is not collectible. If a loan becomes over 90 days delinquent, it is the Company's general policy to initiate foreclosure proceedings unless a workout arrangement to bring the loan current is in place. For loans subject to a pooling and servicing agreement, there are certain additional restrictions and/or requirements related to workout proceedings, and as such, these loans may have different attributes and/or circumstances affecting the status of delinquency or categorization of those in nonperforming status. An analysis of the delinquent loans is shown in the following chart as of December 31, 2013.

	30-59 Days Delinquent	60-89 Days Delinquent	Greater than 90 Days Delinquent	Total Delinquent
	(Dollars In Thousands)
Commercial mortgage loans	$14,368	$—	$2,208	$16,576
Number of delinquent commercial mortgage loans	8	—	1	9

The Company's commercial mortgage loan portfolio consists of mortgage loans that are collateralized by real estate. Due to the collateralized nature of the loans, any assessment of impairment and ultimate loss given a default on the loans is based upon a consideration of the estimated fair value of the real estate. The Company limits accrued interest income on impaired loans to ninety days of interest. Once

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6.  MORTGAGE LOANS — (Continued)

accrued interest on the impaired loan is received, interest income is recognized on a cash basis. For information regarding impaired loans, please refer to the following chart as of December 31:

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Income
	(Dollars In Thousands)
2013
Commercial mortgage loans:
With no related allowance recorded	$2,208	$2,208	$—	$2,208	$31	$—
With an allowance recorded	21,288	21,281	3,130	5,322	304	304
2012
Commercial mortgage loans:
With no related allowance recorded	$13,044	$14,419	$—	$2,609	$53	$69
With an allowance recorded	13,927	13,927	2,875	3,482	154	154

7.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

Deferred policy acquisition costs

The balances and changes in DAC are as follows:

	As of December 31,
	2013	2012
	(Dollars In Thousands)
Balance, beginning of period	$2,493,729	$2,345,458
Capitalization of commissions, sales, and issue expenses	345,885	311,959
Amortization	(112,117)	(105,447)
Change in unrealized investment gains and losses	(6,894)	(58,241)
Balance, end of period	$2,720,603	$2,493,729

Value of Business Acquired

The balances and changes in VOBA are as follows:

	As of December 31,
	2013	2012
	(Dollars In Thousands)
Balance, beginning of period	$731,627	$877,763
Acquisitions(1)	63,627	—
Amortization	(42,543)	(86,736)
Change in unrealized gains and losses	17,291	(59,400)
Balance, end of period	$770,002	$731,627

(1)  Includes VOBA associated with the MONY acquisition of $219.8 million, offset by $156.1 million ceded to reinsurers.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED — (Continued)

During 2013, the Company reclassified certain amounts which previously were reported as DAC into VOBA for purposes of presentation within the tables above. Prior years amounts have been similarly presented to make the amounts within these tables comparable for the periods presented. These changes had no effect on previously reported financial statement line items.

The expected amortization of VOBA for the next five years is as follows:

Years	Expected Amortization
(Dollars In Thousands)
2014	$79,248
2015	74,663
2016	70,235
2017	66,720
2018	63,153

8.  GOODWILL

The changes in the carrying amount of goodwill by segment are as follows:

	Acquisitions	Asset Protection	Total Consolidated
	(Dollars In Thousands)
Balance as of December 31, 2011	$38,713	$48,158	$86,871
Tax benefit of excess tax goodwill	(3,098)	—	(3,098)
Balance as of December 31, 2012	35,615	48,158	83,773
Tax benefit of excess tax goodwill	(3,098)	—	(3,098)
Balance as of December 31, 2013	$32,517	$48,158	$80,675

During the year ended December 31, 2013 and 2012, the Company decreased its goodwill balance by approximately $3.1 million and $3.1 million, respectively. The decreases were due to an adjustment in the Acquisitions segment related to tax benefits realized during 2013 and 2012 on the portion of tax goodwill in excess of GAAP basis goodwill. See Note 2, Summary of Significant Accounting Policies for additional information.

9.  CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

The Company issues variable universal life and VA products through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder. The Company also offers, for our VA products, various account value guarantees upon death. The most significant of these guarantees involve 1) return of the highest anniversary date account value, or 2) return of the greater of the highest anniversary date account value or the last anniversary date account value compounded at 5% interest or 3) return of premium. The GMWB rider is classified as an embedded derivative and is carried at fair value on the Company's balance sheet. The VA separate account balances subject to GMWB were $9.5 billion as of December 31, 2013. For more information regarding the valuation of and income impact of GMWB please refer to Note 2, Summary of Significant Accounting Policies, Note 21, Fair Value of Financial Instruments, and Note 22, Derivative Financial Instruments.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

9.  CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS — (Continued)

The GMDB reserve is calculated by applying a benefit ratio, equal to the present value of total expected GMDB claims divided by the present value of total expected contract assessments, to cumulative contract assessments. This amount is then adjusted by the amount of cumulative GMDB claims paid and accrued interest. Assumptions used in the calculation of the GMDB reserve were as follows: mean investment performance of 6.7%, age-based mortality from the National Association of Insurance Commissioners 1994 Variable Annuity MGDB Mortality Table for company experience with attained age factors varying from 49% — 80%, lapse rates ranging from 0% — 24% (depending on product type and duration), and an average discount rate of 6.2%. Changes in the GMDB reserve are included in benefits and settlement expenses in the accompanying consolidated statements of income.

The VA separate account balances subject to GMDB were $12.6 billion as of December 31, 2013. The total GMDB amount payable based on VA account balances as of December 31, 2013, was $106.6 million (including $90.0 million in the Annuities segment and $16.6 million in the Acquisitions segment) with a GMDB reserve of $13.3 million and $0.3 million in the Annuities and Acquisitions segment, respectively. The average attained age of contract holders as of December 31, 2013 for the Company was 68.

These amounts exclude the VA business of the Chase Insurance Group, acquired in 2006, which consisted of five insurance companies that manufactured and administered traditional life insurance and annuity products and four non-insurance companies (which collectively are referred to as the "Chase Insurance Group") which has been 100% reinsured to Commonwealth Annuity and Life Insurance Company (formerly known as Allmerica Financial Life Insurance and Annuity Company) ("CALIC"), under a Modco agreement. The guaranteed amount payable associated with the annuities reinsured to CALIC was $13.8 million and is included in the Acquisitions segment. The average attained age of contract holders as of December 31, 2013, was 64.

Activity relating to GMDB reserves (excluding those 100% reinsured under the Modco agreement) is as follows:

	For The Year Ended December 31,
	2013	2012	2011
	(Dollars In Thousands)
Beginning balance	$19,606	$9,798	$6,412
Incurred guarantee benefits	(3,133)	14,087	7,171
Less: Paid guarantee benefits	2,865	4,279	3,785
Ending balance	$13,608	$19,606	$9,798

Account balances of variable annuities with guarantees invested in variable annuity separate accounts are as follows:

	As of December 31,
	2013	2012
	(Dollars In Thousands)
Equity mutual funds	$7,984,198	$6,171,196
Fixed income mutual funds	4,606,093	3,381,581
Total	$12,590,291	$9,552,777

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

9.  CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS — (Continued)

Certain of the Company's fixed annuities and universal life products have a sales inducement in the form of a retroactive interest credit ("RIC"). In addition, certain annuity contracts provide a sales inducement in the form of a bonus interest credit. The Company maintains a reserve for all interest credits earned to date. The Company defers the expense associated with the RIC and bonus interest credits each period and amortizes these costs in a manner similar to that used for DAC.

Activity in the Company's deferred sales inducement asset was as follows:

	For The Year Ended December 31,
	2013	2012	2011
	(Dollars In Thousands)
Deferred asset, beginning of period	$143,949	$125,527	$112,147
Amounts deferred	15,274	23,362	29,472
Amortization	(12,572)	(4,940)	(16,092)
Deferred asset, end of period	$146,651	$143,949	$125,527

10.  REINSURANCE

The Company reinsures certain of its risks with (cedes), and assumes risks from, other insurers under yearly renewable term, coinsurance, and modified coinsurance agreements. Under yearly renewable term agreements, the Company reinsures only the mortality risk, while under coinsurance the Company reinsures a proportionate share of all risks arising under the reinsured policy. Under coinsurance, the reinsurer receives a proportionate share of the premiums less commissions and is liable for a corresponding share of all benefit payments. Modified coinsurance is accounted for in a manner similar to coinsurance except that the liability for future policy benefits is held by the ceding company, and settlements are made on a net basis between the companies.

Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to us under the terms of the reinsurance agreements. The Company continues to monitor the consolidation of reinsurers and the concentration of credit risk the Company has with any reinsurer, as well as the financial condition of its reinsurers. As of December 31, 2013, the Company had reinsured approximately 54% of the face value of its life insurance in-force. The Company has reinsured approximately 23% of the face value of its life insurance in-force with the following three reinsurers:

•  Security Life of Denver Insurance Co. (currently administered by Hanover Re)

•  Swiss Re Life & Health America Inc.

•  Lincoln National Life Insurance Co. (currently administered by Swiss Re Life & Health America Inc.)

The Company has not experienced any credit losses for the years ended December 31, 2013, 2012, or 2011 related to these reinsurers. The Company has set limits on the amount of insurance retained on the life of any one person. In 2005, the Company increased its retention for certain newly issued traditional life products from $500,000 to $1,000,000 on any one life. During 2008, the Company increased its retention limit to $2,000,000 on certain of its traditional and universal life products.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

10.  REINSURANCE — (Continued)

Reinsurance premiums, commissions, expense reimbursements, benefits, and reserves related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period. Amounts recoverable from reinsurers, for both short-and long-duration reinsurance arrangements, are estimated in a manner consistent with the claim liabilities and policy benefits associated with reinsured policies.

The following table presents the net life insurance in-force:

	For The Year Ended December 31,
	2013	2012	2011
	(Dollars In Millions)
Direct life insurance in-force	$726,697	$706,416	$728,670
Amounts assumed from other companies	46,752	30,470	32,813
Amounts ceded to other companies	(416,809)	(444,951)	(469,530)
Net life insurance in-force	$356,640	$291,935	$291,953
Percentage of amount assumed to net	13%	10%	11%

The following table reflects the effect of reinsurance on life insurance premiums written and earned:

	For The Year Ended December 31,
	2013	2012	2011
	(Dollars In Millions)
Direct premiums	$2,372	$2,227	$2,245
Reinsurance assumed	307	282	248
Reinsurance ceded	(1,300)	(1,229)	(1,278)
Net premiums(1)	$1,379	$1,280	$1,215
Percentage of amount assumed to net	22%	22%	20%

(1)  Includes annuity policy fees of $88.7 million, $103.8 million, and $74.9 million for the years ended December 31, 2013, 2012, and 2011, respectively.

The Company has also reinsured accident and health risks representing $20.0 million, $12.1 million, and $14.4 million of premium income, while the Company has assumed accident and health risks representing $24.3 million, $29.4 million, and $21.7 million of premium income for 2013, 2012, and 2011, respectively. In addition, the Company reinsured property and casualty risks representing $67.8 million, $69.6 million, and $71.2 million of premium income, while the Company assumed property and casualty risks representing $8.0 million, $6.8 million, and $6.2 million of premium income for 2013, 2012, and 2011, respectively.

As of December 31, 2013 and 2012, policy and claim reserves relating to insurance ceded of $6.0 billion and $5.6 billion, respectively, are included in reinsurance receivables. Should any of the reinsurers be unable to meet its obligation at the time of the claim, the Company would be obligated to pay such claims. As of December 31, 2013 and 2012, the Company had paid $79.7 million and $105.0 million, respectively, of ceded benefits which are recoverable from reinsurers. In addition, as of

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

10.  REINSURANCE — (Continued)

December 31, 2013 and 2012, the Company had receivables of $66.1 million and $66.1 million, respectively, related to insurance assumed.

The Company's third party reinsurance receivables amounted to $6.0 billion and $5.7 billion as of December 31, 2013 and 2012, respectively. These amounts include ceded reserve balances and ceded benefit payments. The ceded benefit payments are recoverable from reinsurers. The following table sets forth the receivables attributable to our more significant reinsurance partners:

	As of December 31,
	2013		2012
	Reinsurance Receivable	A.M. Best Rating	Reinsurance Receivable	A.M. Best Rating
	(Dollars In Millions)
Swiss Re Life & Health America, Inc.	$823.0	A+	$739.6	A+
Security Life of Denver Insurance Company	819.3	A	768.9	A
Lincoln National Life Insurance Co.	553.7	A+	515.2	A+
Transamerica Life Insurance Co.	531.1	A+	524.1	A+
RGA Reinsurance Company	419.1	A+	377.6	A+
SCOR Global Life USA Reinsurance Company	402.7	A	237.3	A
American United Life Insurance Company	342.2	A+	334.8	A+
Scottish Re (U.S.), Inc.(1)	305.1	NR	290.7	NR
Employers Reassurance Corporation	289.2	A-	287.9	A-
Centre Reinsurance (Bermuda) Ltd	281.6	NR	—	NR

(1)  As of July 30, 2013, Scottish Re Life Corporation was merged with and into Scottish Re (U.S.), Inc., and for comparative purposes the 2012 reinsurance receivable from these two companies has been combined.

The Company's reinsurance contracts typically do not have a fixed term. In general, the reinsurers' ability to terminate coverage for existing cessions is limited to such circumstances as material breach of contract or non-payment of premiums by the ceding company. The reinsurance contracts generally contain provisions intended to provide the ceding company with the ability to cede future business on a basis consistent with historical terms. However, either party may terminate any of the contracts with respect to future business upon appropriate notice to the other party.

Generally, the reinsurance contracts do not limit the overall amount of the loss that can be incurred by the reinsurer. The amount of liabilities ceded under contracts that provide for the payment of experience refunds is immaterial.

11.  DEBT AND OTHER OBLIGATIONS

The Company and PLC has access to a Credit Facility that provides the ability to borrow on an unsecured basis up to an aggregate principal amount of $750 million. The Company has the right in certain circumstances to request that the commitment under the Credit Facility be increased up to a maximum principal amount of $1.0 billion. Balances outstanding under the Credit Facility accrue interest at a rate equal to, at the option of the Borrowers, (i) LIBOR plus a spread based on the ratings of PLC's senior unsecured long-term debt ("Senior Debt"), or (ii) the sum of (A) a rate equal to the

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11.  DEBT AND OTHER OBLIGATIONS — (Continued)

highest of (x) the Administrative Agent's prime rate, (y) 0.50% above the Federal Funds rate, or (z) the one-month LIBOR plus 1.00% and (B) a spread based on the ratings of PLC's Senior Debt. The Credit Facility also provides for a facility fee at a rate that varies with the ratings of PLC's Senior Debt and that is calculated on the aggregate amount of commitments under the Credit Facility, whether used or unused. The maturity date on the Credit Facility is July 17, 2017. The Company did not have an outstanding balance under the credit facility as of December 31, 2013. PLC had an outstanding balance of $485.0 million at an interest rate of LIBOR plus 1.20% under the Credit Facility as of December 31, 2013.

Non-Recourse Funding Obligations

Golden Gate Captive Insurance Company

Golden Gate Captive Insurance Company ("Golden Gate"), a South Carolina special purpose financial captive insurance company and wholly owned subsidiary, had three series of Surplus Notes with a total outstanding balance of $800 million as of December 31, 2013. PLC holds the entire outstanding balance of Surplus Notes. The Series A1 Surplus Notes have a balance of $400 million and accrue interest at a fixed rate of 7.375%, the Series A2 Surplus Notes have a balance of $100 million and accrue interest at a fixed rate of 8%, and the Series A3 Surplus Notes have a balance of $300 million and accrue interest at a fixed rate of 8.45%.

Golden Gate II Captive Insurance Company

Golden Gate II Captive Insurance Company ("Golden Gate II"), a wholly owned special purpose financial captive insurance company, had $575.0 million of outstanding non-recourse funding obligations as of December 31, 2013. These outstanding non-recourse funding obligations were issued to special purpose trusts, which in turn issued securities to third parties. Certain of our affiliates own a portion of these securities. As of December 31, 2013, securities related to $269.9 million of the outstanding balance of the non-recourse funding obligations were held by external parties, securities related to $8.5 million of the non-recourse funding obligations were held by nonconsolidated affiliates, and $296.6 million were held by consolidated subsidiaries of the Company. PLC has entered into certain support agreements with Golden Gate II obligating it to make capital contributions or provide support related to certain of Golden Gate II's expenses and in certain circumstances, to collateralize certain of PLC's obligations to Golden Gate II. These support agreements provide that amounts would become payable by PLC to Golden Gate II if its annual general corporate expenses were higher than modeled amounts or if Golden Gate II's investment income on certain investments or premium income was below certain actuarially determined amounts. As of December 31, 2013, no payments have been made under these agreements, however, PLC has collateralized certain support agreement obligations to Golden Gate II of approximately $0.3 million. Re-evaluation and, if necessary, adjustment of any support agreement collateralization amounts occurs annually during the first quarter pursuant to the terms of the support agreements. There are no support agreements between the Company and Golden Gate II.

Golden Gate V Vermont Captive Insurance Company

On October 10, 2012, Golden Gate V Vermont Captive Insurance Company ("Golden Gate V") and Red Mountain, LLC ("Red Mountain"), a wholly owned subsidiary, entered into a 20-year transaction to finance up to $945 million of "AXXX" reserves related to a block of universal life insurance policies with

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11.  DEBT AND OTHER OBLIGATIONS — (Continued)

secondary guarantees issued by the Company and its subsidiary, WCL. Golden Gate V issued non-recourse funding obligations to Red Mountain, and Red Mountain issued a note with an initial principal amount of $275 million, increasing to a maximum of $945 million in 2027, to Golden Gate V for deposit to a reinsurance trust supporting Golden Gate V's obligations under a reinsurance agreement with WCL, pursuant to which WCL cedes liabilities relating to the policies of WCL and retrocedes liabilities relating to the policies of the Company. Through the structure, Hannover Life Reassurance Company of America ("Hannover Re"), the ultimate risk taker in the transaction, provides credit enhancement to the Red Mountain note for the 20-year term in exchange for a fee. The transaction is "non-recourse" to Golden Gate V, Red Mountain, WCL, PLC and the Company, meaning that none of these companies are liable for the reimbursement of any credit enhancement payments required to be made. As of December 31, 2013, the principal balance of the Red Mountain note was $365 million. In connection with the transaction, PLC has entered into certain support agreements under which PLC guarantees or otherwise supports certain obligations of Golden Gate V or Red Mountain. Future scheduled capital contributions to prefund credit enhancement fees amount to approximately $144.3 million and will be paid in annual installments through 2031. The support agreements provide that amounts would become payable by PLC if Golden Gate V's annual general corporate expenses were higher than modeled amounts or in the event write-downs due to other-than-temporary impairments on assets held in certain accounts exceed defined threshold levels. Additionally, PLC has entered into separate agreements to indemnify Golden Gate V with respect to material adverse changes in non-guaranteed elements of insurance policies reinsured by Golden Gate V, and to guarantee payment of certain fee amounts in connection with the credit enhancement of the Red Mountain note. As of December 31, 2013, no payments have been made under these agreements.

In connection with the transaction outlined above, Golden Gate V had a $365 million outstanding non-recourse funding obligation as of December 31, 2013. This non-recourse funding obligation matures in 2037, has scheduled increases in principal to a maximum of $945 million, and accrues interest at a fixed annual rate of 6.25%.

Non-recourse funding obligations outstanding as of December 31, 2013, on a consolidated basis, are shown in the following table:

Issuer	Balance	Maturity Year	Year-to-Date Weighted-Avg Interest Rate
	(Dollars In Thousands)
Golden Gate Captive Insurance Company(1)	$800,000	2037	7.86%
Golden Gate II Captive Insurance Company	327,900	2052	1.11%
Golden Gate V Vermont Captive Insurance Company(1)	365,000	2037	6.25%
MONY Life Insurance Company(1)	2,548	2024	6.63%
Total	$1,495,448

(1)  Fixed rate obligations

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11.  DEBT AND OTHER OBLIGATIONS — (Continued)

During 2013, the Company repurchased $68.5 million of its outstanding non-recourse funding obligations, at a discount. These repurchases resulted in a $15.4 million pre-tax gain for the Company. For the year ended December 31, 2012, the Company repurchased $101.7 million of its outstanding non-recourse funding obligations, at a discount. These repurchases resulted in a $32.0 million pre-tax gain for the Company. These gains are recorded in other income in the consolidated condensed statements of income.

Letters of Credit

Golden Gate III Vermont Captive Insurance Company ("Golden Gate III"), a wholly owned Vermont special purpose financial captive insurance company, is party to a Reimbursement Agreement (the "Reimbursement Agreement") with UBS AG, Stamford Branch ("UBS"), as issuing lender. Under the original Reimbursement Agreement, dated April 23, 2010, UBS issued a letter of credit (the "LOC") in the initial amount of $505 million to a trust for the benefit of West Coast Life Insurance Company ("WCL"). The Reimbursement Agreement was subsequently amended and restated effective November 21, 2011 (the "First Amended and Restated Reimbursement Agreement"), to replace the existing LOC with one or more letters of credit from UBS, and to extend the maturity date from April 1, 2018, to April 1, 2022. On August 7, 2013, Golden Gate III entered into a Second Amended and Restated Reimbursement Agreement with UBS (the "Second Amended and Restated Reimbursement Agreement"), which amended and restated the First Amended and Restated Reimbursement Agreement. Under the Second and Amended and Restated Reimbursement Agreement a new LOC in an initial amount of $710 million was issued by UBS in replacement of the existing LOC issued under the First Amended and Restated Reimbursement Agreement. The term of the LOC was extended from April 1, 2022 to October 1, 2023, subject to certain conditions being satisfied including scheduled capital contributions being made to Golden Gate III by one of its affiliates. The maximum stated amount of the LOC was increased from $610 million to $720 million in 2015 if certain conditions are met. The LOC is held in trust for the benefit of WCL, and supports certain obligations of Golden Gate III to WCL under an indemnity reinsurance agreement originally effective April 1, 2010, as amended and restated on November 21, 2011, and as further amended and restated on August 7, 2013 to include an additional block of policies, and pursuant to which WCL cedes liabilities relating to the policies of WCL and retrocedes liabilities relating to the policies of the Company. The LOC balance was $715 million as of December 31, 2013. Subject to certain conditions, the amount of the LOC will be periodically increased up to a maximum of $720 million in 2015. The term of the LOC is expected to be approximately 13.5 years from the original issuance date. This transaction is "non-recourse" to WCL, PLC, and the Company, meaning that none of these companies other than Golden Gate III are liable for reimbursement on a draw of the LOC. PLC has entered into certain support agreements with Golden Gate III obligating PLC to make capital contributions or provide support related to certain of Golden Gate III's expenses and in certain circumstances, to collateralize certain of PLC's obligations to Golden Gate III. Future scheduled capital contributions amount to approximately $149.8 million and will be paid in three installments with the last payment occurring in 2019, and these contributions may be subject to potential offset against dividend payments as permitted under the terms of the Second Amended and Restated Reimbursement Agreement. The support agreements provide that amounts would become payable by PLC to Golden Gate III if Golden Gate III's annual general corporate expenses were higher than modeled amounts or if specified catastrophic losses occur during defined time periods with respect to the policies reinsured by Golden Gate III. There were no support

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11.  DEBT AND OTHER OBLIGATIONS — (Continued)

agreements between the Company and Golden Gate III. Pursuant to the terms of an amended and restated letter agreement with UBS, PLC has continued to guarantee the payment of fees to UBS as specified in the Second and Amended and Restated Agreement. As of December 31, 2013, no payments have been made under these agreements.

Golden Gate IV Vermont Captive Insurance Company ("Golden Gate IV"), a wholly owned Vermont special purpose financial captive insurance company, is party to a Reimbursement Agreement with UBS AG, Stamford Branch, as issuing lender. Under the Reimbursement Agreement, dated December 10, 2010, UBS issued an LOC in the initial amount of $270 million to a trust for the benefit of WCL. The LOC balance has increased, in accordance with the terms of the Reimbursement Agreement, during each quarter of 2013 and was $700 million as of December 31, 2013. Subject to certain conditions, the amount of the LOC will be periodically increased up to a maximum of $790 million in 2016. The term of the LOC is expected to be 12 years from the original issuance date and with a maturity date of December 30, 2022. The LOC was issued to support certain obligations of Golden Gate IV to WCL under an indemnity reinsurance agreement, pursuant to which WCL cedes liabilities related to the policies of WCL and retrocedes liabilities related to the policies of the Company. This transaction is "non-recourse" to WCL, PLC, and the Company, meaning that none of these companies other than Golden Gate IV are liable for reimbursement on a draw of the LOC. PLC has entered into certain support agreements with Golden Gate IV obligating PLC to make capital contributions or provide support related to certain of Golden Gate IV's expenses and in certain circumstances, to collateralize certain of PLC's obligations to Golden Gate IV. The support agreements provide that amounts would become payable by PLC to Golden Gate IV if Golden Gate IV's annual general corporate expenses were higher than modeled amounts or if specified catastrophic losses occur during defined time periods with respect to the policies reinsured by Golden Gate IV. PLC has also entered into a separate agreement to guarantee the payments of LOC fees under the terms of the Reimbursement Agreement. As of December 31, 2013, no payments have been made under these agreements.

Repurchase Program Borrowings

While the Company anticipates that its cash flows and those of its operating subsidiaries will be sufficient to meet its investment commitments and operating cash needs in a normal credit market environment, the Company recognizes that investment commitments scheduled to be funded may, from time to time, exceed the funds then available. Therefore, the Company has established repurchase agreement programs for itself and certain of its insurance subsidiaries to provide liquidity when needed. The Company expects that the rate received on its investments will equal or exceed its borrowing rate. Under this program, the Company may, from time to time, sell an investment security at a specific price and agree to repurchase that security at another specified price at a later date. These borrowings are for a term less than ninety days. The market value of securities to be repurchased is monitored and collateral levels are adjusted where appropriate to protect the counterparty against credit exposure. The agreements provided for net settlement in the event of default or on termination of the agreements. As of December 31, 2013, the fair value of securities pledged under the repurchase program was $384.4 million and the repurchase obligation of $350.0 million was included in the Company's consolidated balance sheets (at an average borrowing rate of 10 basis points). During the year ended December 31, 2013, the maximum balance outstanding at any one point in time related to these programs was $815.0 million. The average daily balance was $496.9 million (at an

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11.  DEBT AND OTHER OBLIGATIONS — (Continued)

average borrowing rate of 11 basis points) during the year ended December 31, 2013. As of December 31, 2012, the Company had a $150.0 million outstanding balance related to such borrowings. During 2012, the maximum balance outstanding at any one point in time related to these programs was $425.0 million. The average daily balance was $266.3 million (at an average borrowing rate of 14 basis points) during the year ended December 31, 2012.

Other Obligations

The Company routinely receives from or pays to affiliates under the control of PLC reimbursements for expenses incurred on one another's behalf. Receivables and payables among affiliates are generally settled monthly.

Interest Expense

Interest expense on non-recourse funding obligations, letters of credit, and other temporary borrowings was $111.4 million, $92.9 million, and $90.8 million in 2013, 2012, and 2011, respectively. The $18.5 million unfavorable variance was primarily due to increased interest expense on the Golden Gate V non-recourse funding obligation of $17.3 million and $2.2 million increased interest expense primarily on Golden Gate III and Golden Gate IV letters of credit. These unfavorable variances were offset by reductions in interest expense as a result of the Company's repurchase of non-recourse funding obligations during the year.

12.  COMMITMENTS AND CONTINGENCIES

The Company leases administrative and marketing office space in approximately 19 cities including 24,090 square feet in Birmingham (excluding the home office building), with most leases being for periods of three to ten years. The Company had rental expense of $11.2 million, $11.2 million, and $10.8 million for the years ended December 31, 2013, 2012, and 2011, respectively. The aggregate annualized rent was approximately $7.0 million for the year ended December 31, 2013. The following is a schedule by year of future minimum rental payments required under these leases:

Year	Amount
(Dollars In Thousands)
2014	$6,971
2015	5,845
2016	3,770
2017	1,391
2018	750
Thereafter	1,978

Additionally, the Company leases a building contiguous to its home office. The lease was renewed in December 2013 and was extended to December 2018. At the end of the lease term the Company may purchase the building for approximately $75 million. Monthly rental payments are based on the current

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

12.  COMMITMENTS AND CONTINGENCIES — (Continued)

LIBOR rate plus a spread. The following is a schedule by year of future minimum rental payments required under this lease:

Year	Amount
(Dollars In Thousands)
2014	$1,236
2015	1,236
2016	1,239
2017	1,236
2018	76,211

As of December 31, 2013 and 2012, the Company had outstanding mortgage loan commitments of $322.8 million at an average rate of 4.93% and $182.6 million at an average rate of 5.10%, respectively.

Under insurance guaranty fund laws, in most states insurance companies doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. In addition, from time to time, companies may be asked to contribute amounts beyond prescribed limits. Most insurance guaranty fund laws provide that an assessment may be excused or deferred if it would threaten an insurer's own financial strength. The Company does not believe its insurance guaranty fund assessments will be materially different from amounts already provided for in the financial statements.

A number of civil jury verdicts have been returned against insurers, broker dealers and other providers of financial services involving sales, refund or claims practices, alleged agent misconduct, failure to properly supervise representatives, relationships with agents or persons with whom the insurer does business, and other matters. Often these lawsuits have resulted in the award of substantial judgments that are disproportionate to the actual damages, including material amounts of punitive and non-economic compensatory damages. In some states, juries, judges, and arbitrators have substantial discretion in awarding punitive non-economic compensatory damages which creates the potential for unpredictable material adverse judgments or awards in any given lawsuit or arbitration. Arbitration awards are subject to very limited appellate review. In addition, in some class action and other lawsuits, companies have made material settlement payments. Companies in the financial services and insurance industries are also sometimes the target of law enforcement and regulatory investigations relating to the numerous laws and regulations that govern such companies. Some companies have been the subject of law enforcement or regulatory actions or other actions resulting from such investigations. The Company, in the ordinary course of business, is involved in such matters.

The Company establishes liabilities for litigation and regulatory actions when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. For matters where a loss is believed to be reasonably possible, but not probable, no liability is established. For such matters, the Company may provide an estimate of the possible loss or range of loss or a statement that such an estimate cannot be made. The Company reviews relevant information with respect to litigation and regulatory matters on a quarterly and annual basis and updates its established liabilities, disclosures and estimates of reasonably possible losses or range of loss based on such reviews.

Although the Company cannot predict the outcome of any litigation or regulatory action, the Company does not believe that any such outcome will have an impact, either individually or in the aggregate, on

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

12.  COMMITMENTS AND CONTINGENCIES — (Continued)

its financial condition or results of operations that differs materially from the Company's established liabilities. Given the inherent difficulty in predicting the outcome of such matters, however, it is possible that an adverse outcome in certain such matters could be material to the Company's financial condition or results of operations for any particular reporting period.

The Company was audited by the IRS and the IRS proposed favorable and unfavorable adjustments to the Company's 2003 through 2007 reported taxable incomes. The Company protested certain unfavorable adjustments and sought resolution at the IRS' Appeals Division. The case has followed normal procedure and is now under review at Congress' Joint Committee on Taxation. The Company believes the matter will conclude within the next twelve months. If the IRS prevails on every issue that it identified in this audit, and the Company does not litigate these issues, then the Company will make an income tax payment of approximately $24.3 million. However, this payment, if it were to occur, would not materially impact the Company or its effective tax rate.

As discussed in Note 3, Significant Acquisitions, through the acquisition of MONY by the Company certain income tax credit carryforwards (which arose in MONY's pre-acquisition tax years) transferred to the Company. This transfer was in accordance with the applicable rules of the Internal Revenue Code and the related Regulations. In spite of this transfer, AXA (the former parent of the consolidated income tax return group in which MONY was a member) retains the right to utilize these credits in the future to offset future increases in its 2010 through 2013 tax liabilities. The Company has determined that, based on all information known as of the acquisition date and through the December 31, 2013 reporting date, it is probable that a loss of the utilization of these carryforwards has been incurred and the amount of the loss can be reasonably estimated. Accordingly, in the table summarizing the fair value of net assets acquired from the Acquisition, the amount of the deferred tax asset from the credit carryforwards has been offset by the aforementioned liability. However, given the inherent difficulty in predicting the ultimate outcome of such matters, it is possible that adjustments to the values of this deferred tax asset and the related liability may occur in future reporting periods.

The Company has received notice from two third party auditors that certain of the Company's insurance subsidiaries, as well as certain other insurance companies for which the Company has co-insured blocks of life insurance and annuity policies, will be audited for compliance with the unclaimed property laws of a number of states. The audits are being conducted on behalf of the treasury departments or unclaimed property administrators in such states. The focus of the audits is on whether there have been unreported deaths, maturities, or policies that have exceeded limiting age with respect to which death benefits or other payments under life insurance or annuity policies should be treated as unclaimed property that should be escheated to the state. The Company has recorded a reserve with respect to life insurance policies issued by the Company's subsidiaries and certain co-insured blocks of life insurance policies issued by other companies in connection with these pending audits. The Company does not consider the amount of this reserve to be material to the Company's financial condition or results of operations. With respect to a separate block of life insurance policies that is co-insured by a subsidiary of the Company, the Company is presently unable to estimate the reasonably possible loss or range of loss due to a number of factors, including uncertainty as to the legal theory or theories that may give rise to liability, uncertainty as to whether the Company or other companies are responsible for the liabilities, if any, arising in connection with such policies, the distinct characteristics of this co-insured block of policies which differentiate it from the blocks of life insurance policies for which the Company has recorded a reserve, and the initial stages

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

12.  COMMITMENTS AND CONTINGENCIES — (Continued)

of the audits being conducted. The Company will continue to monitor the matter for any developments that would make the loss contingency associated with this block of co-insured policies probable or reasonably estimable.

The Company has received notice that it and its affiliated life insurance companies are subject to a targeted multi-state examination with respect to their claims paying practices and their use of the U.S. Social Security Administration's Death Master File or similar databases (a "Death Database") to identify unreported deaths in their life insurance policies, annuity contracts and retained asset accounts. There is no clear basis in previously existing law requiring a life insurer to search for unreported deaths in order to determine whether a benefit is owed, and substantial legal authority exists to support the position that the prevailing industry practice was lawful. A number of life insurers, however, have entered into settlement or consent agreements with state insurance regulators under which the life insurers agreed to implement procedures for periodically comparing their life insurance and annuity contracts and retained asset accounts against a Death Database, treating confirmed deaths as giving rise to a death benefit under their policies, locating beneficiaries and paying them the benefits and interest, and escheating the benefits and interest as well as penalties to the state if the beneficiary could not be found. It has been publicly reported that the life insurers have paid substantial administrative and/or examination fees to the insurance regulators in connection with the settlement or consent agreements. The Company believes it is reasonably possible that insurance regulators could demand from the Company administrative and/or examination fees relating to the targeted multi-state examination. Based on publicly reported payments by other life insurers, the Company estimates the range of such fees to be from $0 to $3.5 million.

13.  SHAREOWNER'S EQUITY

PLC owns all of the 2,000 shares of non-voting preferred stock issued by the Company's subsidiary, Protective Life and Annuity Insurance Company ("PL&A"). The stock pays, when and if declared, noncumulative participating dividends to the extent PL&A's statutory earnings for the immediately preceding fiscal year exceeded $1.0 million. In 2013, 2012, and 2011, PL&A paid no dividends to PLC on its preferred stock.

14.  STOCK-BASED COMPENSATION

Since 1973, PLC has had stock-based incentive plans to motivate management to focus on its long-range performance through the awarding of stock-based compensation. Under plans approved by shareowners in 1997, 2003, 2008, and 2012, up to 9.5 million shares of PLC common stock may be issued in payment of awards.

Performance Shares

The criteria for payment of the 2013 performance awards is based on PLC's average operating return on average equity ("ROE") over a three-year period. If PLC's ROE is below 10.0%, no award is earned. If PLC's ROE is at or above 11.5%, the award maximum is earned.

The criteria for payment of the 2012 performance awards is based on PLC's ROE over a three-year period. If PLC's ROE is below 10.0%, no award is earned. If PLC's ROE is at or above 11.2%, the award maximum is earned.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  STOCK-BASED COMPENSATION — (Continued)

Awards are paid in shares of PLC's common stock. Performance shares are equivalent in value to one share of our common stock times the award earned percentage payout. Performance share awards of 298,500 were issued during the year ended December 31, 2013 and 306,100 performance share awards were issued during the year ended December 31, 2012.

Performance share awards in 2013 and 2012 and the estimated fair value of the awards at grant date are as follows:

Year Awarded	Performance Shares	Estimated Fair Value
		(Dollars In Thousands)
2013	298,500	$9,328
2012	306,100	8,608
2011	191,100	5,433

Stock Appreciation Rights

Stock appreciation rights ("SARs") of PLC have historically been granted to certain officers to provide long-term incentive compensation based solely on the performance of PLC's common stock. The SARs are exercisable either five years after the date of grant or in three or four equal annual installments beginning one year after the date of grant (earlier upon the death, disability, or retirement of the officer, or in certain circumstances, of a change in control of PLC) and expire after ten years or upon termination of employment. The SARs activity as well as weighted-average base price is as follows:

	Weighted-Average Base Price per share	No. of SARs
Balance at December 31, 2010	$21.97	2,324,837
SARs exercised / forfeited	8.31	(50,608)
Balance at December 31, 2011	$22.27	2,274,229
SARs exercised / forfeited / expired	22.60	(633,062)
Balance at December 31, 2012	$22.15	1,641,167
SARs exercised / forfeited / expired	18.54	(336,066)
Balance at December 31, 2013	$23.08	1,305,101

The outstanding SARs as of December 31, 2013, were at the following base prices:

Base Price	SARs Outstanding	Remaining Life in Years	Currently Exercisable
$41.05	100,700	2	100,700
48.60	33,900	3	33,900
43.46	161,700	4	161,700
41.12	2,500	4	2,500
38.59	267,800	5	267,800
3.50	501,697	6	501,697
18.36	236,804	7	236,804

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  STOCK-BASED COMPENSATION — (Continued)

PLC will pay an amount in stock equal to the difference between the specified base price of PLC's common stock and the market value at the exercise date for each SAR. There were no SARs issued for the years ended December 31, 2013, 2012, and 2011. These fair values were estimated using a Black-Scholes option pricing model. The assumptions used in this pricing model varied depending on the vesting period of awards. Assumptions used in the model for the 2010 SARs granted (the simplified method under the ASC Compensation-Stock Compensation Topic was used for the 2010 awards) were as follows: an expected volatility of 69.4%, a risk-free interest rate of 2.6%, a dividend rate of 2.4%, a zero percent forfeiture rate, and expected exercise date of 2016.

Restricted Stock Units

Restricted stock units are awarded to participants and include certain restrictions relating to vesting periods. PLC issued 166,850 restricted stock units for the year ended December 31, 2013 and 190,800 restricted stock units for the year ended December 31, 2012. These awards had a total fair value at grant date of $5.5 million and $5.4 million, respectively. Approximately half of these restricted stock units vest after three years from grant date and the remainder vest after four years.

PLC recognizes all stock-based compensation expense over the related service period of the award, or earlier for retirement eligible employees. The expense recorded by PLC for its stock-based compensation plans was $15.7 million, $10.3 million, and $10.2 million in 2013, 2012, and 2011, respectively. The Company recognized expense associated with PLC's stock-based compensation plans for compensations awarded to its employees of $4.5 million, $3.9 million, and $2.7 million in 2013, 2012, and 2011, respectively. PLC's obligations of its stock-based compensation plans that are expected to be settled in shares of PLC's common stock are reported as a component of shareowners' equity, net of deferred taxes. As of December 31, 2013, the total compensation cost related to non-vested stock-based compensation not yet recognized was $19.7 million and the weighted-average period over which it is expected to be recognized is approximately 1.9 years.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  STOCK-BASED COMPENSATION — (Continued)

The following table provides information as of December 31, 2013, about equity compensation plans under which PLC's common stock is authorized for issuance:

Securities Authorized for Issuance under Equity Compensation Plans

Plan category	Number of securities to be issued upon exercise of outstanding options, warrants and rights as of December 31, 2013(a)		Weighted-average exercise price of outstanding options, warrants and rights as of December 31, 2013(b)	Number of securities remaining available for future issuance under equity compensation plans (excluding securities reflected in column (a)) as of of December 31, 2013(c)
Equity compensation plans approved by shareowners	2,628,085	(1)	$22.15 (3)	4,297,959 (4)
Equity compensation plans not approved by shareowners	213,900	(2)	Not applicable	Not applicable(5)
Total	2,841,985		$22.15	4,297,959

(1)  Includes the following number of shares: (a) 848,316 shares issuable with respect to outstanding SARs (assuming for this purpose that one share of common stock will be payable with respect to each outstanding SAR); (b) 852,384 shares issuable with respect to outstanding performance share awards (assuming for this purpose that the awards are payable based on estimated performance under the awards as of September 30, 2013); (c) 397,578 shares issuable with respect to outstanding restricted stock units (assuming for this purpose that shares will be payable with respect to all outstanding restricted stock units); (d) 383,641 shares issuable with respect to stock equivalents representing previously earned awards under the LTIP that the recipient deferred under PLC's Deferred Compensation Plan for Officers; and (e) 146,166 shares issuable with respect to stock equivalents representing previous awards under PLC's Stock Plan for Non-Employee Directors that the recipient deferred under PLC's Deferred Compensation Plan for Directors Who Are Not Employees of PLC.

(2)  Includes the following number of shares of common stock: (a) 174,476 shares issuable with respect to stock equivalents representing (i) stock awards to PLC's Directors before June 1, 2004 that the recipient deferred pursuant to PLC's Deferred Compensation Plan for Directors Who Are Not Employees of PLC and (ii) cash retainers and fees that PLC's Directors deferred under PLC's Deferred Compensation Plan for Directors Who Are Not Employees of PLC, and (b) 39,425 shares issuable with respect to stock equivalents pursuant to PLC's Deferred Compensation Plan for Officers.

(3)  Based on exercise prices of outstanding SARs.

(4)  Represents shares of common stock available for future issuance under the LTIP and PLC's Stock Plan for Non-Employee Directors.

(5)  The plans listed in Note (2) do not currently have limits on the number of shares of common stock issuable under such plans. The total number of shares of common stock that may be issuable under such plans will depend upon, among other factors, the deferral elections made by the plans' participants.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15.  EMPLOYEE BENEFIT PLANS

Defined Benefit Pension Plan and Unfunded Excess Benefit Plan

PLC sponsors a defined benefit pension plan covering substantially all of its employees. Benefits are based on years of service and the employee's compensation.

Effective January 1, 2008, PLC made the following changes to its defined benefit pension plan. These changes have been reflected in the computations within this note.

•  Employees hired after December 31, 2007, will receive benefits under a cash balance plan.

•  Employees active on December 31, 2007, with age plus vesting service less than 55 years will receive a final pay-based pension benefit for service through December 31, 2007, plus a cash balance benefit for service after December 31, 2007.

•  Employees active on December 31, 2007, with age plus vesting service equaling or exceeding 55 years, will receive a final pay-based pension benefit for service both before and after December 31, 2007, with a modest reduction in the formula for benefits earned after December 31, 2007.

•  All participants terminating employment on or after December of 2007 may elect to receive a lump sum benefit.

PLC's funding policy is to contribute amounts to the plan sufficient to meet the minimum funding requirements of the Employee Retirement Income Security Act ("ERISA") plus such additional amounts as PLC may determine to be appropriate from time to time. Contributions are intended to provide not only for benefits attributed to service to date, but also for those expected to be earned in the future.

Under the Pension Protection Act of 2006 ("PPA"), a plan could be subject to certain benefit restrictions if the plan's adjusted funding target attainment percentage ("AFTAP") drops below 80%. Therefore, PLC may make additional contributions in future periods to maintain an AFTAP of at least 80%. In general, the AFTAP is a measure of how well the plan is funded and is obtained by dividing the plan's assets by the plan's funding liabilities. AFTAP is based on participant data, plan provisions, plan methods and assumptions, funding credit balances, and plan assets as of the plan valuation date. Some of the assumptions and methods used to determine the plan's AFTAP may be different from the assumptions and methods used to measure the plan's funded status on a GAAP basis.

In July of 2012, the Moving Ahead for Progress in the 21st Century Act ("MAP-21"), which includes pension funding stabilization provisions, was signed into law. These provisions establish an interest rate corridor which is designed to stabilize the segment rates used to determine funding requirements from the effects of interest rate volatility. The funding stabilization provisions of MAP-21 reduced our minimum required defined benefit plan contributions for the 2012 and 2013 plan years. Since the funding stabilization provisions of MAP-21 do not apply for Pension Benefit Guaranty Corporation ("PBGC") reporting purposes, PLC may also make additional contributions in future periods to avoid certain PBGC reporting triggers.

During the twelve months ended December 31, 2013, PLC contributed $2.0 million to its defined benefit pension plan for the 2012 plan year and $6.9 million to its defined benefit pension plan for the 2013 plan year. In addition, during January of 2014, PLC made a $2.3 million contribution to the defined benefit pension plan for the 2013 plan year. PLC has not yet determined what amount it will fund for the remainder of 2014, but estimates that the amount will be between $10 million and $20 million.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15.  EMPLOYEE BENEFIT PLANS — (Continued)

PLC also sponsors an unfunded excess benefit plan, which is a nonqualified plan that provides defined pension benefits in excess of limits imposed on qualified plans by federal tax law.

PLC uses a December 31 measurement date for all of its plans. The following table presents the benefit obligation, fair value of plan assets, and the funded status of PLC's defined benefit pension plan and unfunded excess benefit plan as of December 31. This table also includes the amounts not yet recognized as components of net periodic pension costs as of December 31:

	Defined Benefit Pension Plan		Unfunded Excess Benefit Plan
	2013	2012	2013	2012
	(Dollars In Thousands)
Accumulated benefit obligation, end of year	$207,999	$210,319	$36,306	$39,828
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$223,319	$199,162	$42,971	$36,256
Service cost	9,345	9,145	1,037	867
Interest cost	8,985	8,977	1,387	1,473
Actuarial (gain) or loss	(8,172)	15,286	(1,505)	6,946
Benefits paid	(14,325)	(9,251)	(4,211)	(2,571)
Projected benefit obligation at end of year	219,152	223,319	39,679	42,971
Change in plan assets:
Fair value of plan assets at beginning of year	152,187	125,058	—	—
Actual return on plan assets	33,368	15,202	—	—
Employer contributions(1)	8,943	21,178	4,211	2,571
Benefits paid	(14,325)	(9,251)	(4,211)	(2,571)
Fair value of plan assets at end of year	180,173	152,187	—	—
After reflecting FASB guidance:
Funded status	(38,979)	(71,132)	(39,679)	(42,971)
Amounts recognized in the balance sheet:
Other liabilities	(38,979)	(71,132)	(39,679)	(42,971)
Amounts recognized in accumulated other comprehensive income:
Net actuarial loss	54,897	95,055	13,346	17,571
Prior service cost/(credit)	(1,425)	(1,816)	36	48
Total	$53,472	$93,239	$13,382	$17,619

(1)  Employer contributions disclosed are based on PLC's fiscal filing year

Weighted-average assumptions used to determine benefit obligations as of December 31, 2013 and 2012 are as follows:

	Defined Benefit Pension Plan		Unfunded Excess Benefit Plan
	2013	2012	2013	2012
Discount rate	4.86%	4.07%	4.30%	3.37%
Rate of compensation increase	3.0	3.0	4.0	4.0
Expected long-term return on plan assets	7.5	7.5	N/A	N/A

The assumed discount rates used to determine the benefit obligations were based on an analysis of future benefits expected to be paid under the plans. The assumed discount rate reflects the interest

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15.  EMPLOYEE BENEFIT PLANS — (Continued)

rate at which an amount that is invested in a portfolio of high-quality debt instruments on the measurement date would provide the future cash flows necessary to pay benefits when they come due.

To determine an appropriate long-term rate of return assumption, PLC obtained 25 year annualized returns for each of the represented asset classes. In addition, PLC received evaluations of market performance based on PLC's asset allocation as provided by external consultants. A combination of these statistical analytics provided results that PLC utilized to determine an appropriate long-term rate of return assumption.

Weighted-average assumptions used to determine the net periodic benefit cost for the year ended December 31 are as follows:

	Defined Benefit Pension Plan			Unfunded Excess Benefits Plan
	2013	2012	2011	2013	2012	2011
Discount rate	4.07%	4.62%	5.30%	3.37%	4.07%	4.79%
Rates of compensation increase	3.0	2.5 - 3.0	2.5 - 3.0	4.0	3.5 - 4.0	3.5 - 4.0
Expected long-term return on plan assets	7.5	7.75	7.75	N/A	N/A	N/A

Components of the net periodic benefit cost for the year ended December 31 are as follows:

	Defined Benefit Pension Plan			Unfunded Excess Benefits Plan
	2013	2012	2011	2013	2012	2011
	(Dollars In Thousands)
Service cost — benefits earned during the period	$9,345	$9,145	$8,682	$1,037	$867	$679
Interest cost on projected benefit obligation	8,985	8,977	8,938	1,387	1,473	1,506
Expected return on plan assets	(11,013)	(10,916)	(10,021)	—	—	—
Amortization of prior service cost/(credit)	(392)	(392)	(392)	12	12	12
Amortization of actuarial losses(1)	9,631	7,749	5,625	1,792	1,300	881
Preliminary net periodic benefit cost	16,556	14,563	12,832	4,228	3,652	3,078
Settlement/curtailment expense(2)	—	—	—	928	—	—
Total net periodic benefit cost	$16,556	$14,563	$12,832	$5,156	$3,652	$3,078

(1)  2013 average remaining service period used is 8.19 years and 7.45 years for the defined benefit pension plan and unfunded excess benefit plan, respectively.

(2)  The excess pension plan triggered settlement accounting for the year ended December 31, 2013 since the total lump sum payments exceeded the settlement threshold of service cost plus interest cost.

The estimated net actuarial loss, prior service cost/(credit), and transition obligation for these plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2014 is as follows:

	Defined Benefit Pension Plan	Unfunded Excess Benefits Plan
	(Dollars In Thousands)
Net actuarial loss	$6,300	$1,300
Prior service cost/(credit)	(392)	12
Transition obligation	—	—

The amortization of any prior service cost is determined using a straight-line amortization of the cost over the average remaining service period of employees expected to receive benefits under the Plan.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15.  EMPLOYEE BENEFIT PLANS — (Continued)

Allocation of plan assets of the defined benefit pension plan by category as of December 31 are as follows:

Asset Category	Target Allocation for 2014	2013	2012
Cash and cash equivalents	2.0%	2.0%	4.0%
Equity securities	60.0	64.0	60.0
Fixed income	38.0	34.0	36.0
Total	100.0%	100.0%	100.0%

PLC's target asset allocation is designed to provide an acceptable level of risk and balance between equity assets and fixed income assets. The weighting towards equity securities is designed to help provide for an increased level of asset growth potential and liquidity.

Prior to July 1999, upon an employee's retirement, a distribution from pension plan assets was used to purchase a single premium annuity from the Company in the retiree's name. Therefore, amounts shown above as plan assets exclude assets relating to such retirees. Since July 1999, retiree obligations have been fulfilled from pension plan assets. The defined benefit pension plan has a target asset allocation of 60% domestic equities, 38% fixed income, and 2% cash. When calculating asset allocation, PLC includes reserves for pre-July 1999 retirees.

PLC's investment policy includes various guidelines and procedures designed to ensure assets are invested in a manner necessary to meet expected future benefits earned by participants. The investment guidelines consider a broad range of economic conditions. Central to the policy are target allocation ranges (shown above) by major asset categories. The objectives of the target allocations are to maintain investment portfolios that diversify risk through prudent asset allocation parameters, achieve asset returns that meet or exceed the plans' actuarial assumptions, and achieve asset returns that are competitive with like institutions employing similar investment strategies.

The plan's equity assets are in a Russell 3000 index fund that invests in a domestic equity index collective trust managed by Northern Trust Corporation and in a Spartan 500 index fund managed by Fidelity. The plan's cash is invested in a collective trust managed by Northern Trust Corporation. The plan's fixed income assets are invested in a group deposit administration annuity contract with the Company.

Plan assets of the defined benefit pension plan by category as of December 31, are as follows:

	As of December 31,
Asset Category	2013	2012
	(Dollars In Thousands)
Cash	$3,052	$6,222
Equity securities:
Collective Russell 3000 Equity Index Fund	74,753	61,451
Fidelity Spartan 500 Equity Index Fund	45,632	34,482
Fixed income	56,736	50,032
Total investments	180,173	152,187
Employer contribution receivable	2,314	—
Total	$182,487	$152,187

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15.  EMPLOYEE BENEFIT PLANS — (Continued)

The valuation methodologies used to determine the fair values reflect market participant assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The following is a description of the valuation methodologies used for assets measured at fair value. The Plan's group deposit administration annuity contract with PLC is recorded at contract value, which, by utilizing a long-term view, PLC believes approximates fair value. Contract value represents contributions made under the contract, plus interest at the contract rate, less funds used to purchase annuities. Units in collective short-term and collective investment funds are valued at the unit value, which approximates fair value, as reported by the trustee of the collective short-term and collective investment funds on each valuation date. These methods of valuation may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while PLC believes its valuation method is appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine fair value could result in a different fair value measurement at the reporting date.

The following table sets forth by level, within the fair value hierarchy, the Plan's assets at fair value as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
	(Dollars In Thousands)
Collective short-term investment fund	$3,052	$—	$—	$3,052
Collective investment funds:
Equity index funds	45,632	74,753	—	120,385
Group deposit administration annuity contract	—	—	56,736	56,736
Total investments	$48,684	$74,753	$56,736	$180,173

The following table sets forth by level, within the fair value hierarchy, the Plan's assets at fair value as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
	(Dollars In Thousands)
Collective short-term investment fund	$6,222	$—	$—	$6,222
Collective investment funds:
Equity index funds	34,482	61,451	—	95,933
Group deposit administration annuity contract	—	—	50,032	50,032
Total investments	$40,704	$61,451	$50,032	$152,187

For the year ended December 31, 2013, $4.0 million was transferred into Level 3 from Level 2. For the year ended December 31, 2012, $6.0 million was transferred into Level 3 from Level 2. These transfers were made to maintain an acceptable asset allocation as set by the PLC's investment policy.

For the year ended December 31, 2013 and 2012, there were no transfers between Level 1 and Level 2.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15.  EMPLOYEE BENEFIT PLANS — (Continued)

The following table summarizes the Plan investments measured at fair value based on NAV per share as of December 31, 2013 and 2012, respectively:

Name	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
	(Dollars In Thousands)
As of December 31, 2013:
Collective short-term investment fund	$3,052	Not Applicable	Daily	1 day
Collective Russell 3000 index fund(1)	74,753	Not Applicable	Daily	1 day
Fidelity Spartan 500 index fund	45,632	Not Applicable	Daily	1 day
As of December 31, 2012:
Collective short-term investment fund	$6,222	Not Applicable	Daily	1 day
Collective Russell 3000 index fund(1)	61,451	Not Applicable	Daily	1 day
Fidelity Spartan 500 index fund	34,482	Not Applicable	Daily	1 day

(1)  Non-lending collective trust that doesn not publish a daily NAV but tracks the Russell 3000 index and provides a daily NAV to the Plan.

A reconciliation of the beginning and ending balances for the fair value measurements for which significant unobservable inputs (Level 3) have been used is as follows:

	As of December 31,
	2013	2012
	(Dollars In Thousands)
Balance, beginning of year	$50,032	$41,527
Interest income	2,704	2,505
Transfers from collective short-term investments fund	4,000	6,000
Transfers to collective short-term investments fund	—	—
Balance, end of year	$56,736	$50,032

The following table represents the Plan's Level 3 financial instrument, the valuation technique used, and the significant unobservable input and the ranges of values for that input as of December 31, 2013:

Instrument	Fair Value	Principal Valuation Technique	Significant Unobservable Inputs	Range of Significant Input Values
	(Dollars In Thousands)
Group deposit administration annuity contract	$56,736	Contract Value	Contract Rate	5.32	% - 5.42%

Investment securities are exposed to various risks, such as interest rate, market, and credit risks. Due to the level of risk associated with certain investment securities and the level of uncertainty related to changes in the value of investment securities, it is at least reasonably possible that changes in risks in the near term could materially affect the amounts reported.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15.  EMPLOYEE BENEFIT PLANS — (Continued)

Estimated future benefit payments under the defined benefit pension plan are as follows:

Years	Defined Benefit Pension Plan	Unfunded Excess Benefits Plan
	(Dollars In Thousands)
2014	$12,621	$3,817
2015	13,284	4,077
2016	13,688	4,007
2017	14,571	3,887
2018	15,431	3,845
2019-2023	84,854	16,936

Other Postretirement Benefits

In addition to pension benefits, PLC provides limited healthcare benefits to eligible retired employees until age 65. This postretirement benefit is provided by an unfunded plan. As of December 31, 2013 and 2012, the accumulated postretirement benefit obligation associated with these benefits was $0.4 million and $0.8 million, respectively.

The change in the benefit obligation for the retiree medical plan is as follows:

	As of December 31,
	2013	2012
	(Dollars In Thousands)
Change in Benefit Obligation
Benefit obligation, beginning of year	$788	$949
Service cost	4	6
Interest cost	5	17
Amendments	—	—
Actuarial (gain) or loss	29	(144)
Plan participant contributions	289	293
Benefits paid	(668)	(333)
Special termination benefits	—	—
Benefit obligation, end of year	$447	$788

For the retiree medical plan, PLC's discount rate assumption used to determine benefit obligation and the net periodic benefit cost as of December 31, 2013, is 1.26% and 1.09%, respectively.

For a closed group of retirees over age 65, PLC provides a prescription drug benefit. As of December 31, 2013 and 2012, PLC's liability related to this benefit was less than $0.1 million. PLC's obligation is not materially affected by a 1% change in the healthcare cost trend assumptions used in the calculation of the obligation.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15.  EMPLOYEE BENEFIT PLANS — (Continued)

PLC also offers life insurance benefits for retirees from $10,000 up to a maximum of $75,000 which are provided through the payment of premiums under a group life insurance policy. This plan is partially funded at a maximum of $50,000 face amount of insurance. The accumulated postretirement benefit obligation associated with these benefits is as follows:

	As of December 31,
	2013	2012
	(Dollars In Thousands)
Change in Benefit Obligation
Benefit obligation, beginning of year	$10,070	$8,951
Service cost	144	123
Interest cost	405	412
Amendments	—	—
Actuarial (gain) or loss	(1,620)	895
Plan participant contributions	—	—
Benefits paid	(346)	(311)
Special termination benefits	—	—
Benefit obligation, end of year	$8,653	$10,070

For the postretirement life insurance plan, PLC's discount rate assumption used to determine benefit obligation and the net periodic benefit cost as of December 31, 2013, is 5.05% and 4.10%, respectively.

PLC's expected long-term rate of return assumption used to determine benefit obligation and the net periodic benefit cost as of December 31, 2013, is 3.13% and 3.26%, respectively. To determine an appropriate long-term rate of return assumption, PLC utilized 20 year average and annualized return results on the Barclay's short treasury index.

Investments of PLC's group life insurance plan are held by Wells Fargo Bank, N.A. Plan assets held by the Custodian are invested in a money market fund.

The fair value of each major category of plan assets for PLC's postretirement life insurance plan is as follows:

	For The Year Ended December 31,
Category of Investment	2013	2012	2011
	(Dollars In Thousands)
Money Market Fund	$6,156	$6,174	$6,193

Investments are stated at fair value and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The money market funds are valued based on historical cost, which represents fair value, at year end. This method of valuation may produce a fair value calculation that may not be reflective of future fair values. Furthermore, while PLC believes its valuation method is appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine fair value could result in a different fair value measurement at the reporting date.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15.  EMPLOYEE BENEFIT PLANS — (Continued)

The following table sets forth by level, within the fair value hierarchy, the Plan's assets at fair value as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
	(Dollars In Thousands)
Money Market Fund	$6,156	$—	$—	$6,156

The following table sets forth by level, within the fair value hierarchy, the Plan's assets at fair value as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
	(Dollars In Thousands)
Money Market Fund	$6,174	$—	$—	$6,174

For the year ended December 31, 2013 and 2012, there were no transfers between levels.

Investments are exposed to various risks, such as interest rate and credit risks. Due to the level of risk associated with investments and the level of uncertainty related to credit risks, it is at least reasonably possible that changes in risk in the near term could materially affect the amounts reported.

401(k) Plan

PLC sponsors a 401(k) Plan which covers substantially all employees. Employee contributions are made on a before-tax basis as provided by Section 401(k) of the Internal Revenue Code or as after-tax "Roth" contributions. Employees may contribute up to 25% of their eligible annual compensation to the 401(k) Plan, limited to a maximum annual amount as set periodically by the Internal Revenue Service ($17,500 for 2013). The Plan also provides a "catch-up" contribution provision which permits eligible participants (age 50 or over at the end of the calendar year), to make additional contributions that exceed the regular annual contribution limits up to a limit periodically set by the Internal Revenue Service ($5,500 for 2013). PLC matches the sum of all employee contributions dollar for dollar up to a maximum of 4% of an employee's pay per year per person. All matching contributions vest immediately.

Prior to 2009, employee contributions to PLC's 401(k) Plan were matched through use of an ESOP established by PLC. Beginning in 2009, PLC adopted a cash match for employee contributions to the 401(k) plan. For the year ended December 31, 2013, and 2012, PLC recorded an expense of $6.0 million and $5.9 million, respectively.

Effective as of January 1, 2005, PLC adopted a supplemental matching contribution program, which is a nonqualified plan that provides supplemental matching contributions in excess of the limits imposed on qualified defined contribution plans by federal tax law. The first allocations under this program were made in early 2006, with respect to the 2005 plan year. The expense recorded by PLC for this employee benefit was $0.5 million, $0.4 million, and $0.4 million, respectively, in 2013, 2012, and 2011.

Deferred Compensation Plan

PLC has established deferred compensation plans for directors, officers, and others. Compensation deferred is credited to the participants in cash, mutual funds, common stock equivalents, or a combination thereof. PLC may, from time to time, reissue treasury shares or buy in the open market shares of common stock to fulfill its obligation under the plans. As of December 31, 2013, the plans

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15.  EMPLOYEE BENEFIT PLANS — (Continued)

had 971,512 common stock equivalents credited to participants. PLC's obligations related to its deferred compensation plans are reported in other liabilities, unless they are to be settled in shares of its common stock, in which case they are reported as a component of shareowners' equity.

16.  ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The following table summarizes the changes in the accumulated balances for each component of accumulated other comprehensive income (loss) ("AOCI") as of December 31, 2013.

Changes in Accumulated Other Comprehensive Income (Loss) by Component

	Unrealized Gains and Losses on Investments(2)	Accumulated Gain and Loss Derivatives	Total Accumulated Other Comprehensive Income (Loss)
	(Dollars In Thousands, Net of Tax)
Beginning Balance, December 31, 2012	$1,814,620	$(3,496)	$1,811,124
Other comprehensive income (loss) before reclassifications	(1,250,416)	734	(1,249,682)
Other comprehensive income (loss) relating to other- than-temporary impaired investments for which a portion has been recognized in earnings	4,591	—	4,591
Amounts reclassified from accumulated other comprehensive income (loss)(1)	(28,594)	1,527	(27,067)
Net current-period other comprehensive income (loss)	(1,274,419)	2,261	(1,272,158)
Ending Balance, December 31, 2013	$540,201	$(1,235)	$538,966

(1)  See Reclassification table below for details.

(2)  These balances were offset by the impact of DAC and VOBA by $198.1 million and $204.9 million as of December 31, 2013 and 2012, respectively.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

16.  ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) — (Continued)

The following table summarizes the reclassifications amounts out of AOCI for the year ended December 31, 2013.

Reclassifications Out of Accumulated Other Comprehensive Income (Loss)

	Amount Reclassified from Accumulated Other Comprehensive Income (Loss)	Affected Line Item in the Consolidated Statements of Income
(Dollars In Thousands)
For The Year Ended December 31, 2013
Gains and losses on derivative instruments
Net settlement (expense)/benefit-(1)	$(2,349)	Benefits and settlement expenses, net of reinsurance ceded
	(2,349)	Total before tax
	822	Tax (expense) or benefit
	$(1,527)	Net of tax

Unrealized gains and losses on
available-for-sale securities

Net investment gains/losses	$66,437	Realized investment gains (losses): All other investments
Net impairment losses recognized Impairments recognized in earnings	(22,447)	in earnings
	43,990	Total before tax
	(15,396)	Tax (expense) or benefit
	$28,594	Net of tax

(1)  See Note 22, Derivative Financial Instruments for additional information.

17.  INCOME TAXES

The Company's effective income tax rate related to continuing operations varied from the maximum federal income tax rate as follows:

	For The Year Ended December 31,
	2013	2012	2011
Statutory federal income tax rate applied to pre-tax income	35.0%	35.0%	35.0%
State income taxes	0.4	0.4	0.4
Investment income not subject to tax	(4.4)	(3.1)	(2.2)
Uncertain tax positions	0.1	0.2	(0.1)
Other	(0.1)	0.4	(1.2)
	31.0%	32.9%	31.9%

The annual provision for federal income tax in these financial statements differs from the annual amounts of income tax expense reported in the respective income tax returns. Certain significant revenues and expenses are appropriately reported in different years with respect to the financial statements and the tax returns.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

17.  INCOME TAXES — (Continued)

The components of the Company's income tax are as follows:

	For The Year Ended December 31,
	2013	2012	2011
	(Dollars In Thousands)
Current income tax expense:
Federal	$(18,076)	$78,510	$(4,609)
State	(222)	2,496	33
Total current	$(18,298)	$81,006	$(4,576)
Deferred income tax expense:
Federal	$149,288	$66,375	$153,412
State	(93)	3,662	2,683
Total deferred	$149,195	$70,037	$156,095

The components of the Company's net deferred income tax liability are as follows:

	As of December 31,
	2013	2012
	(Dollars In Thousands)
Deferred income tax assets:
Premium receivables and policy liabilities	$185,073	$51,276
Intercompany losses	85,134	45,079
Deferred compensation	105,744	3,750
Other	22,854	26,604
Valuation allowance	(1,200)	(2,552)
	397,605	124,157
Deferred income tax liabilities:
Deferred policy acquisition costs and value of business acquired	983,254	911,858
Invested assets (other than realized gains)	184,935	20,936
Net unrealized gains (losses) on investments	290,062	975,076
	1,458,251	1,907,870
Net deferred income tax (liability) asset	$(1,060,646)	$(1,783,713)

The Company's income tax returns, except for MONY which files separately, are included in PLC's consolidated U.S. income tax returns.

The deferred tax assets reported above include certain deferred tax assets related to nonqualified deferred compensation and other employee benefit liabilities. These liabilities were assumed by AXA; they were not acquired by the Company in connection with the acquisition of MONY discussed in Note 3, Significant Acquisitions. The future tax deductions stemming from these liabilities will be claimed by the Company on MONY's tax returns in its post-acquisition periods. These deferred tax assets have been estimated as of the Acquisition date (and through the December 31, 2013 reporting date) based on all available information. However, it is possible that these estimates may be adjusted

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

17.  INCOME TAXES — (Continued)

in future reporting periods based on actuarial changes to the projected future payments associated with these liabilities. Any such adjustments will be recognized by the Company as an adjustment to income tax expense during the period in which they are realized.

In management's judgment, the gross deferred income tax asset as of December 31, 2013, will more likely than not be fully realized. The Company has recognized a valuation allowance of $1.2 million and $2.6 million as of December 31, 2013 and 2012, respectively, related to state-based loss carryforwards that it has determined are more likely than not to expire unutilized. This resulting favorable change of $1.4 million, before federal income taxes, decreased state income tax expense in 2013 by the same amount. As of December 31, 2013 and 2012, no valuation allowances were established with regard to deferred tax assets relating to impairments on fixed maturities, capital or operating loss carryforwards, and unrealized losses on investments. As of December 31, 2013, the Company had U.S. life subgroup operating loss carryforwards of $171.3 million which will expire if not used by PLC in the consolidated U.S. income tax return by 2028. As of December 31, 2013 and 2012, the Company relied upon a prudent and feasible tax-planning strategy regarding its fixed maturities that were reported at an unrealized loss. The Company has the ability and the intent to either hold such bonds to maturity, thereby avoiding a realized loss, or to generate a realized gain from unrealized gain bonds if such unrealized loss bond is sold at a loss prior to maturity. As of December 31, 2013, the Company recorded a net unrealized gain on its fixed maturities.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	As of December 31,
	2013	2012
	(Dollars In Thousands)
Balance, beginning of period	$74,335	$4,318
Additions for tax positions of the current year	7,464	9,465
Additions for tax positions of prior years	6,787	64,050
Reductions of tax positions of prior years:
Changes in judgment	(2,740)	(3,498)
Settlements during the period	—	—
Lapses of applicable statute of limitations	—	—
Balance, end of period	$85,846	$74,335

Included in the balance above, as of December 31, 2013 and 2012, are approximately $78.5 million and $67.5 million of unrecognized tax benefits, respectively, for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductions. Other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective income tax rate but would accelerate to an earlier period the payment of cash to the taxing authority. The total amount of unrecognized tax benefits, if recognized, that would affect the effective income tax rate is approximately $7.4 million and $6.8 million as of December 31, 2013 and as of December 31, 2012, respectively.

Any accrued interest related to the unrecognized tax benefits have been included in income tax expense. There were no amounts included in 2013 or 2012 and a $1.4 million benefit in 2011. The Company has no accrued interest associated with unrecognized tax benefits as of December 31, 2013 and 2012 (before taking into consideration the related income tax benefit that is associated with such an expense).

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

17.  INCOME TAXES — (Continued)

During 2012, an IRS audit concluded in which the IRS proposed favorable and unfavorable adjustments to the Company's 2003 through 2007 reported taxable incomes. The Company protested certain unfavorable adjustments and sought resolution at the IRS' Appeals Division. In January 2014, the Appeals Division followed its normal procedure and sent the Company's case to Congress' Joint Committee on Taxation for review. Although it cannot be certain, the Company believes this review process may conclude within the next 12 months. If this is the case, approximately $7.5 million of these unrecognized tax benefits on the above chart will be reduced. This reduction could occur because of the Company's successful negotiation of certain issues at Appeals coupled with its unsuccessful negotiation on others. This possible scenario includes an assumption that the Company would pay the IRS-asserted deficiencies on issues that it loses at Appeals rather than litigating such issues. If the IRS prevails at Appeals and the Company does not litigate these issues, the tax payments that would occur as a result would not materially impact the Company or its effective tax rate.

During the 12 months ending December 31, 2013, the Company's uncertain tax position liability decreased $2.7 million primarily due to the interaction of various taxable income dividends received deduction limitations and the taxable income impacts of other uncertain tax positions. During the 12 months ended December 31, 2012, the Company's uncertain tax position liability decreased $3.5 million as a result of new technical guidance and other developments which led the Company to conclude that the full amount of the associated tax benefit was more than 50% likely to be realized.

In general, the Company is no longer subject to U.S. federal, state and local income tax examinations by taxing authorities for tax years that began before 2003.

18.  SUPPLEMENTAL CASH FLOW INFORMATION

The following table sets forth supplemental cash flow information:

	For The Year Ended December 31,
	2013	2012	2011
	(Dollars In Thousands)
Cash paid / (received) during the year:
Interest expense	$110,301	$92,175	$89,657
Income taxes	(54,370)	77,665	25,129
Noncash investing and financing activities:
Decrease in collateral for securities lending transactions	—	—	(96,653)

19.  RELATED PARTY TRANSACTIONS

The Company leases furnished office space and computers to affiliates. Lease revenues were $4.9 million, $4.7 million, and $4.6 million for the years ended December 31, 2013, 2012, and 2011, respectively. The Company purchases data processing, legal, investment, and management services from affiliates. The costs of such services were $170.9 million, $154.7 million, and $143.0 million for the years ended December 31, 2013, 2012, and 2011, respectively. In addition, the Company has an intercompany payable with affiliates as of December 31, 2013 and 2012 of $27.6 million and $10.3 million, respectively. There was no intercompany receivable with affiliates balance as of December 31, 2013 and a $6.0 million balance as of December 31, 2012.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

19.  RELATED PARTY TRANSACTIONS — (Continued)

Certain corporations with which PLC's directors were affiliated paid us premiums and policy fees or other amounts for various types of insurance and investment products, interest on bonds we own and commissions on securities underwritings in which our affiliates participated. Such amounts totaled $40.0 million, $59.1 million, and $51.0 million for the years ended December 31, 2013, 2012, and 2011, respectively. The Company and/or PLC paid commissions, interest on debt and investment products, and fees to these same corporations totaling $16.4 million, $13.0 million, and $4.6 million for the years ended December 31, 2013, 2012, and 2011, respectively.

PLC has guaranteed the Company's obligations for borrowings or letters of credit under the revolving line of credit arrangement to which PLC is also a party. PLC has also issued guarantees, entered into support agreements and/or assumed a duty to indemnify its indirect wholly owned captive insurance companies in certain respects. In addition, as of December 31, 2013, PLC is the sole holder of the $800 million balance of outstanding surplus notes issued by one such wholly owned captive insurance company, Golden Gate.

As of February 1, 2000, PLC guaranteed the obligations of the Company under a synthetic lease entered into by the Company, as lessee, with a non-affiliated third party, as lessor. Under the terms of the synthetic lease, financing of $75 million was available to the Company for construction of a new office building and parking deck. The synthetic lease was amended and restated as of January 11, 2007, and again on December 19, 2013, wherein as of December 31, 2013, PLC continues to guarantee the obligations of the Company thereunder.

The Company has agreements with certain of its subsidiaries under which it provides administrative services for a fee. These services include but are not limited to accounting, financial reporting, compliance, policy administration, reserve computations, and projections. In addition, the Company and its subsidiaries pay PLC for investment, legal and data processing services.

The Company and/or certain of its affiliates have reinsurance agreements in place with companies owned by PLC. These agreements relate to certain portions of our service contract business which is included within the Asset Protection segment. These transactions are eliminated at the PLC consolidated level.

In an effort to mitigate the equity market risks discussed above relative to our RBC ratio, in the fourth quarter of 2012, PLC established an indirect wholly owned insurance subsidiary, Shades Creek Captive Insurance Company ("Shades Creek") to which we have reinsured GMWB and GMDB riders related to our variable annuity contracts. The purpose of Shades Creek is to reduce the volatility in RBC due to non-economic variables included within the RBC calculation. Also during 2012, PLC entered into an intercompany capital support agreement with Shades Creek which provides through a guarantee that PLC will contribute assets or purchase surplus notes (or cause an affiliate or third party to contribute assets or purchase surplus notes) in amounts necessary for Shades Creek's regulatory capital levels to equal or exceed minimum thresholds as defined by the agreement. As of April 1, 2013, Shades Creek became a direct wholly owned insurance subsidiary of PLC. As of December 31, 2013, Shades Creek maintained capital levels in excess of the required minimum thresholds. The maximum potential future payment amount which could be required under the capital support agreement will be dependent on numerous factors, including the performance of equity markets, the level of interest rates, performance of associated hedges, and related policyholder behavior.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

19.  RELATED PARTY TRANSACTIONS — (Continued)

As of December 31, 2012, Shades Creek was a direct wholly owned insurance subsidiary of the Company. On April 1, 2013, the Company paid to its parent, PLC, a dividend that consisted of all outstanding stock of Shades Creek. The Company will continue to reinsure guaranteed minimum withdrawal benefits ("GMWB") and guaranteed minimum death benefits ("GMDB") riders to Shades Creek, which include a funds withheld account that is considered a derivative. For more information related to the derivative, refer to Note 21, Fair Value of Financial Instruments and Note 22, Derivative Financial Instruments. For cash flow purposes, portions of the dividend were treated as non-cash transactions.

The following balances from Shades Creek's balance sheet as of March 31, 2013, with the exception of cash, were excluded from the Company's cash flow statement for the year ended December 31, 2013.

As of March 31, 2013
(Dollars In Thousands)
Assets
Other long-term investments	$34,093
Short-term investments	745
Total investments	34,838
Cash	44,963
Accounts and premiums receivable	16,036
Deferred policy acquisition cost	123,847
Other assets	48,953
Total assets	$268,637
Liabilities
Future policy benefits and claims	$1,626
Other liabilities	178,321
Deferred income taxes	2,459
Total liabilities	182,406
Total equity	86,231
Total liabilities and equity	$268,637

20.  STATUTORY REPORTING PRACTICES AND OTHER REGULATORY MATTERS

The Company and its insurance subsidiaries prepare statutory financial statements for regulatory purposes in accordance with accounting practices prescribed by the NAIC and the applicable state insurance department laws and regulations. These financial statements vary materially from GAAP. Statutory accounting practices include publications of the NAIC, state laws, regulations, general administrative rules as well as certain permitted accounting practices granted by the respective state insurance department. Generally, the most significant differences are that statutory financial statements do not reflect 1) deferred acquisition costs, 2) benefit liabilities that are calculated using Company estimates of expected mortality, interest, and withdrawals, 3) deferred income taxes that are not subject to statutory limits, 4) recognition of realized gains and losses on the sale of securities in the period they are sold, and 5) fixed maturities recorded at fair values, but instead at amortized cost.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

20.  STATUTORY REPORTING PRACTICES AND OTHER REGULATORY MATTERS — (Continued)

Statutory net income for the Company was $165.5 million, $376.3 million, and $259.2 million for the year ended December 31, 2013, 2012 and 2011, respectively. Statutory capital and surplus for the Company was $2.9 billion and $3.0 billion as of December 31, 2013 and 2012, respectively.

The Company and its insurance subsidiaries are subject to various state statutory and regulatory restrictions on the insurance subsidiaries' ability to pay dividends to the Company. In general, dividends up to specified levels are considered ordinary and may be paid thirty days after written notice to the insurance commissioner of the state of domicile unless such commissioner objects to the dividend prior to the expiration of such period. Dividends in larger amounts are considered extraordinary and are subject to affirmative prior approval by such commissioner. The maximum amount that would qualify as ordinary dividends to the Company from our insurance subsidiaries, and which would consequently be free from restriction and available for the payment of dividends to the Company's shareowners in 2014 is estimated to be $117.8 million. This results in approximately $2.5 billion of the Company's net assets being restricted from transfer to PLC without prior approval from the respective state insurance department. Additionally, as of December 31, 2013, approximately $494.6 million of consolidated shareowners' equity, excluding net unrealized gains on investments, represented net assets of the Company's insurance subsidiaries needed to maintain the minimum capital required by the insurance subsidiaries' respective state insurance departments.

State insurance regulators and the National Association of Insurance Commissioners ("NAIC") have adopted risk-based capital ("RBC") requirements for life insurance companies to evaluate the adequacy of statutory capital and surplus in relation to investment and insurance risks. The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile.

A company's risk-based statutory surplus is calculated by applying factors and performing calculations relating to various asset, premium, claim, expense and reserve items. Regulators can then measure the adequacy of a company's statutory surplus by comparing it to the RBC. Under specific RBC requirements, regulatory compliance is determined by the ratio of a company's total adjusted capital, as defined by the insurance regulators, to its company action level of RBC (known as the RBC ratio), also as defined by insurance regulators. As of December 31, 2013, the Company's total adjusted capital and company action level RBC was $3.2 billion and $714.8 million, respectively, providing an RBC ratio of approximately 446%.

Additionally, the Company and its insurance subsidiaries have certain assets that are on deposit with state regulatory authorities and restricted from use. As of December 31, 2013, the Company's and its insurance subsidiaries had on deposit with regulatory authorities, fixed maturity and short-term investments with a fair value of approximately $47.4 million.

The states of domicile of the Company and its insurance subsidiaries have adopted prescribed accounting practices that differ from the required accounting outlined in NAIC Statutory Accounting Principles ("SAP"). The insurance subsidiaries also have certain accounting practices permitted by the states of domicile that differ from those found in NAIC SAP.

Certain prescribed and permitted practices impact the statutory surplus of the Company. These practices include the non-admission of goodwill as an asset for statutory reporting and the reporting of Bank Owned Life Insurance ("BOLI") separate account amounts at book value rather than at fair value.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

20.  STATUTORY REPORTING PRACTICES AND OTHER REGULATORY MATTERS — (Continued)

The favorable (unfavorable) effects of the Company's statutory surplus, compared to NAIC statutory surplus, from the use of these prescribed and permitted practices were as follows:

	As of December 31,
	2013	2012
	(Dollars In Millions)
Non-admission of goodwill	$(311)	$—
Report BOLI Separate Accounts at Book Value	—	(1)
Reserving difference related to a captive insurance company	—	(49)
Total (net)	$(311)	$(50)

The Company also has certain prescribed and permitted practices which are applied at the subsidiary level and do not have a direct impact on the statutory surplus of the Company. These practices include permission to follow the actuarial guidelines of the domiciliary state of the ceding insurer for certain captive reinsurers, accounting for the face amount of all issued and outstanding letters of credit, and a note issued by an affiliate as an asset in the statutory financial statements of certain wholly owned subsidiaries that are considered "Special Purpose Financial Captives".

The favorable (unfavorable) effects on the statutory surplus of the Company's insurance subsidiaries, compared to NAIC statutory surplus, from the use of these prescribed and permitted practices were as follows:

	As of December 31,
	2013	2012
	(Dollars In Millions)
Accounting for Letters of Credit as admitted assets	$1,415	$1,205
Accounting for Red Mountain Note as admitted asset	$365	$300
Reserving based on state specific actuarial practices	$105	$95

21.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company determined the fair value of its financial instruments based on the fair value hierarchy established in FASB guidance referenced in the Fair Value Measurements and Disclosures Topic which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The Company has adopted the provisions from the FASB guidance that is referenced in the Fair Value Measurements and Disclosures Topic for non-financial assets and liabilities (such as property and equipment, goodwill, and other intangible assets) that are required to be measured at fair value on a periodic basis. The effect on the Company's periodic fair value measurements for non-financial assets and liabilities was not material.

The Company has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into a three level hierarchy. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

21.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

Financial assets and liabilities recorded at fair value on the consolidated balance sheets are categorized as follows:

•  Level 1: Unadjusted quoted prices for identical assets or liabilities in an active market.

•  Level 2: Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

a)  Quoted prices for similar assets or liabilities in active markets

b)  Quoted prices for identical or similar assets or liabilities in non-active markets

c)  Inputs other than quoted market prices that are observable

d)  Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

•  Level 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management's own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
	(Dollars In Thousands)
Assets:
Fixed maturity securities — available-for-sale Residential mortgage-backed securities	$—	$1,445,040	$28	$1,445,068
Commercial mortgage-backed securities	—	970,656	—	970,656
Other asset-backed securities	—	326,175	545,808	871,983
U.S. government-related securities	1,211,141	296,749	—	1,507,890
State, municipalities, and political subdivisions	—	1,407,154	3,675	1,410,829
Other government-related securities	—	51,427	—	51,427
Corporate bonds	107	24,191,367	1,549,940	25,741,414
Total fixed maturity securities — available-for-sale	1,211,248	28,688,568	2,099,451	31,999,267

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

21.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

	Level 1	Level 2	Level 3	Total
	(Dollars In Thousands)
Fixed maturity securities — trading Residential mortgage-backed securities	$—	$310,877	$—	$310,877
Commercial mortgage-backed securities	—	158,570	—	158,570
Other asset-backed securities	—	93,278	194,977	288,255
U.S. government-related securities	191,332	4,906	—	196,238
State, municipalities, and political subdivisions	—	260,892	—	260,892
Other government-related securities	—	57,097	—	57,097
Corporate bonds	—	1,497,362	29,199	1,526,561
Total fixed maturity securities — trading	191,332	2,382,982	224,176	2,798,490
Total fixed maturity securities	1,402,580	31,071,550	2,323,627	34,797,757
Equity securities	483,482	50,927	67,979	602,388
Other long-term investments(1)	56,469	54,965	98,886	210,320
Short-term investments	131,421	1,603	—	133,024
Total investments	2,073,952	31,179,045	2,490,492	35,743,489
Cash	345,579	—	—	345,579
Assets related to separate accounts
Variable annuity	12,791,438	—	—	12,791,438
Variable universal life	783,618	—	—	783,618
Total assets measured at fair value on a recurring basis	$15,994,587	$31,179,045	$2,490,492	$49,664,124
Liabilities:
Annuity account balances(2)	$—	$—	$107,000	$107,000
Other liabilities(1)	30,241	191,182	233,738	455,161
Total liabilities measured at fair value on a recurring basis	$30,241	$191,182	$340,738	$562,161

(1)  Includes certain freestanding and embedded derivatives.

(2)  Represents liabilities related to fixed indexed annuities.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

21.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
	(Dollars In Thousands)
Assets:
Fixed maturity securities — available-for-sale Residential mortgage-backed securities	$—	$1,839,326	$4	$1,839,330
Commercial mortgage-backed securities	—	869,823	—	869,823
Other asset-backed securities	—	378,870	596,143	975,013
U.S. government-related securities	909,988	258,458	—	1,168,446
State, municipalities, and political subdivisions	—	1,439,378	4,275	1,443,653
Other government-related securities	—	80,767	20,011	100,778
Corporate bonds	207	20,197,528	167,892	20,365,627
Total fixed maturity securities — available-for-sale	910,195	25,064,150	788,325	26,762,670
Fixed maturity securities — trading Residential mortgage-backed securities	—	357,803	—	357,803
Commercial mortgage-backed securities	—	171,073	—	171,073
Other asset-backed securities	—	87,395	70,535	157,930
U.S. government-related securities	304,704	1,169	—	305,873
State, municipalities, and political subdivisions	—	278,898	—	278,898
Other government-related securities	—	63,444	—	63,444
Corporate bonds	—	1,672,172	115	1,672,287
Total fixed maturity securities — trading	304,704	2,631,954	70,650	3,007,308
Total fixed maturity securities	1,214,899	27,696,104	858,975	29,769,978
Equity securities	273,072	35,116	65,527	373,715
Other long-term investments(1)	23,639	58,134	48,655	130,428
Short-term investments	214,295	2,492	—	216,787
Total investments	1,725,905	27,791,846	973,157	30,490,908
Cash	269,582	—	—	269,582
Other assets	—	—	—	—
Assets related to separate accounts
Variable annuity	9,601,417	—	—	9,601,417
Variable universal life	562,817	—	—	562,817
Total assets measured at fair value on a recurring basis	$12,159,721	$27,791,846	$973,157	$40,924,724
Liabilities:
Annuity account balances(2)	$—	$—	$129,468	$129,468
Other liabilities(1)	19,187	27,250	611,437	657,874
Total liabilities measured at fair value on a recurring basis	$19,187	$27,250	$740,905	$787,342

(1)  Includes certain freestanding and embedded derivatives.

(2)  Represents liabilities related to fixed indexed annuities.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

21.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

Determination of fair values

The valuation methodologies used to determine the fair values of assets and liabilities reflect market participant assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices, where available. The Company also determines certain fair values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company's credit standing, liquidity, and where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments as listed in the above table.

The fair value of fixed maturity, short-term, and equity securities is determined by management after considering one of three primary sources of information: third party pricing services, non-binding independent broker quotations, or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third party pricing services, the remaining unpriced securities are submitted to independent brokers for non-binding prices, or lastly, securities are priced using a pricing matrix. Typical inputs used by these three pricing methods include, but are not limited to: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including market research publications. Third party pricing services price approximately 90% of the Company's available-for-sale and trading fixed maturity securities. Based on the typical trading volumes and the lack of quoted market prices for available-for-sale and trading fixed maturities, third party pricing services derive the majority of security prices from observable market inputs such as recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information outlined above. If there are no recent reported trades, the third party pricing services and brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Certain securities are priced via independent non-binding broker quotations, which are considered to have no significant unobservable inputs. When using non-binding independent broker quotations, the Company obtains one quote per security, typically from the broker from which we purchased the security. A pricing matrix is used to price securities for which the Company is unable to obtain or effectively rely on either a price from a third party pricing service or an independent broker quotation.

The pricing matrix used by the Company begins with current spread levels to determine the market price for the security. The credit spreads, assigned by brokers, incorporate the issuer's credit rating, liquidity discounts, weighted-average of contracted cash flows, risk premium, if warranted, due to the issuer's industry, and the security's time to maturity. The Company uses credit ratings provided by nationally recognized rating agencies.

For securities that are priced via non-binding independent broker quotations, the Company assesses whether prices received from independent brokers represent a reasonable estimate of fair value through an analysis using internal and external cash flow models developed based on spreads and, when available, market indices. The Company uses a market-based cash flow analysis to validate the reasonableness of prices received from independent brokers. These analytics, which are updated daily, incorporate various metrics (yield curves, credit spreads, prepayment rates, etc.) to determine the

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

21.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

valuation of such holdings. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the analytics, the price received from the independent broker is adjusted accordingly. The Company did not adjust any quotes or prices received from brokers during the year ended December 31, 2013.

The Company has analyzed the third party pricing services' valuation methodologies and related inputs and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs that is in accordance with the Fair Value Measurements and Disclosures Topic of the ASC. Based on this evaluation and investment class analysis, each price was classified to Level 1, 2, or 3. Most prices provided by third party pricing services are classified into Level 2 because the significant inputs used in pricing the securities are market observable and the observable inputs are corroborated by the Company. Since the matrix pricing of certain debt securities includes significant non-observable inputs, they are classified as Level 3.

Asset-Backed Securities

This category mainly consists of residential mortgage-backed securities, commercial mortgage-backed securities, and other asset-backed securities (collectively referred to as asset-backed securities or "ABS"). As of December 31, 2013, the Company held $3.3 billion of ABS classified as Level 2. These securities are priced from information provided by a third party pricing service and independent broker quotes. The third party pricing services and brokers mainly value securities using both a market and income approach to valuation. As part of this valuation process they consider the following characteristics of the item being measured to be relevant inputs: 1) weighted-average coupon rate, 2) weighted-average years to maturity, 3) types of underlying assets, 4) weighted-average coupon rate of the underlying assets, 5) weighted-average years to maturity of the underlying assets, 6) seniority level of the tranches owned, and 7) credit ratings of the securities.

After reviewing these characteristics of the ABS, the third party pricing service and brokers use certain inputs to determine the value of the security. For ABS classified as Level 2, the valuation would consist of predominantly market observable inputs such as, but not limited to: 1) monthly principal and interest payments on the underlying assets, 2) average life of the security, 3) prepayment speeds, 4) credit spreads, 5) treasury and swap yield curves, and 6) discount margin. The Company reviews the methodologies and valuation techniques (including the ability to observe inputs) in assessing the information received from external pricing services and in consideration of the fair value presentation.

As of December 31, 2013, the Company held $740.8 million of Level 3 ABS, which included $545.8 million of other asset-backed securities classified as available-for-sale and $195.0 million of other asset-backed securities classified trading. These securities are predominantly ARS whose underlying collateral is at least 97% guaranteed by the FFELP. As a result of the ARS market collapse during 2008, the Company prices its ARS using an income approach valuation model. As part of the valuation process the Company reviews the following characteristics of the ARS in determining the relevant inputs: 1) weighted-average coupon rate, 2) weighted-average years to maturity, 3) types of underlying assets, 4) weighted-average coupon rate of the underlying assets, 5) weighted-average years to maturity of the underlying assets, 6) seniority level of the tranches owned, 7) credit ratings of the securities, 8) liquidity premium, and 9) paydown rate.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

21.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

Corporate bonds, U.S. Government-related securities, States, municipals, and political subdivisions, and Other government related securities

As of December 31, 2013, the Company classified approximately $27.8 billion of corporate bonds, U.S. government-related securities, states, municipals, and political subdivisions, and other government-related securities as Level 2. The fair value of the Level 2 bonds and securities is predominantly priced by broker quotes and a third party pricing service. The Company has reviewed the valuation techniques of the brokers and third party pricing service and has determined that such techniques used Level 2 market observable inputs. The following characteristics of the bonds and securities are considered to be the primary relevant inputs to the valuation: 1) weighted-average coupon rate, 2) weighted-average years to maturity, 3) seniority, and 4) credit ratings. The Company reviews the methodologies and valuation techniques (including the ability to observe inputs) in assessing the information received from external pricing services and in consideration of the fair value presentation.

The brokers and third party pricing service utilize valuation models that consist of a hybrid income and market approach to valuation. The pricing models utilize the following inputs: 1) principal and interest payments, 2) treasury yield curve, 3) credit spreads from new issue and secondary trading markets, 4) dealer quotes with adjustments for issues with early redemption features, 5) liquidity premiums present on private placements, and 6) discount margins from dealers in the new issue market.

As of December 31, 2013, the Company classified approximately $1.6 billion of bonds and securities as Level 3 valuations. Level 3 bonds and securities primarily represent investments in illiquid bonds for which no price is readily available. To determine a price, the Company uses a discounted cash flow model with both observable and unobservable inputs. These inputs are entered into an industry standard pricing model to determine the final price of the security. These inputs include: 1) principal and interest payments, 2) coupon rate, 3) sector and issuer level spread over treasury, 4) underlying collateral, 5) credit ratings, 6) maturity, 7) embedded options, 8) recent new issuance, 9) comparative bond analysis, and 10) an illiquidity premium.

Equities

As of December 31, 2013, the Company held approximately $118.9 million of equity securities classified as Level 2 and Level 3. Of this total, $67.1 million represents Federal Home Loan Bank ("FHLB") stock. The Company believes that the cost of the FHLB stock approximates fair value. The remainder of these equity securities is primarily made up of holdings we have obtained through bankruptcy proceedings or debt restructurings.

Other long-term Investments and Other liabilities

Other long-term investments and other liabilities consist entirely of free-standing and embedded derivative financial instruments. Refer to Note 22, Derivative Financial Instruments for additional information related to derivatives. Derivative financial instruments are valued using exchange prices, independent broker quotations, or pricing valuation models, which utilize market data inputs. Excluding embedded derivatives, as of December 31, 2013, 72.4% of derivatives based upon notional values were priced using exchange prices or independent broker quotations. The remaining derivatives were

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

21.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

priced by pricing valuation models, which predominantly utilize observable market data inputs. Inputs used to value derivatives include, but are not limited to, interest swap rates, credit spreads, interest rate and equity market volatility indices, equity index levels, and treasury rates. The Company performs monthly analysis on derivative valuations that includes both quantitative and qualitative analyses.

Derivative instruments classified as Level 1 generally include futures, credit default swaps, and options, which are traded on active exchange markets.

Derivative instruments classified as Level 2 primarily include interest rate and inflation swaps, options, and swaptions. These derivative valuations are determined using independent broker quotations, which are corroborated with observable market inputs.

Derivative instruments classified as Level 3 were embedded derivatives and include at least one significant non-observable input. A derivative instrument containing Level 1 and Level 2 inputs will be classified as a Level 3 financial instrument in its entirety if it has at least one significant Level 3 input.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instruments may not be classified within the same fair value hierarchy level as the associated assets and liabilities. Therefore, the changes in fair value on derivatives reported in Level 3 may not reflect the offsetting impact of the changes in fair value of the associated assets and liabilities.

The embedded derivatives are carried at fair value in "other long-term investments" and "other liabilities" on the Company's consolidated balance sheet. The changes in fair value are recorded in earnings as "Realized investment gains (losses) — Derivative financial instruments". Refer to 22, Derivative Financial Instruments for more information related to each embedded derivatives gains and losses.

The fair value of the GMWB embedded derivative is derived through the income method of valuation using a valuation model that projects future cash flows using multiple risk neutral stochastic equity scenarios and policyholder behavior assumptions. The risk neutral scenarios are generated using the current swap curve and projected equity volatilities and correlations. The projected equity volatilities are based on a blend of historical volatility and near-term equity market implied volatilities. The equity correlations are based on historical price observations. For policyholder behavior assumptions, expected lapse and utilization assumptions are used and updated for actual experience, as necessary. The Company assumes age-based mortality from the National Association of Insurance Commissioners 1994 Variable Annuity MGDB Mortality Table for company experience, with attained age factors varying from 49% — 80%. The present value of the cash flows is determined using the discount rate curve, which is based upon LIBOR plus a credit spread (to represent the Company's non-performance risk). As a result of using significant unobservable inputs, the GMWB embedded derivative is categorized as Level 3. These assumptions are reviewed on a quarterly basis.

The fair value of the FIA embedded derivative is derived through the income method of valuation using a valuation model that projects future cash flows using current index values and volatility, the hedge budget used to price the product, and policyholder assumptions (both elective and non-elective). For policyholder behavior assumptions, expected lapse and withdrawal assumptions are used and updated for actual experience, as necessary. The Company assumes age-based mortality from the 1994 Variable Annuity MGDB mortality table modified for company experience, with attained age factors

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

21.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

varying from 49% — 80%. The present value of the cash flows is determined using the discount rate curve, which is based upon LIBOR up to one year and constant maturity treasury rates plus a credit spread (to represent the Company's non-performance risk) thereafter. Policyholder assumptions are reviewed on an annual basis. As a result of using significant unobservable inputs, the FIA embedded derivative is categorized as Level 3.

The Company has assumed and ceded certain blocks of policies under modified coinsurance agreements in which the investment results of the underlying portfolios inure directly to the reinsurers. As a result, these agreements contain embedded derivatives that are reported at fair value. Changes in their fair value are reported in earnings. The investments supporting these agreements are designated as "trading securities"; therefore changes in their fair value are also reported in earnings. The fair value of the embedded derivative is the difference between the statutory policy liabilities (net of policy loans) of $2.6 billion and the fair value of the trading securities of $2.8 billion. As a result, changes in the fair value of the embedded derivatives are largely offset by the changes in fair value of the related investments and each are reported in earnings. The fair value of the embedded derivative is considered a Level 3 valuation due to the unobservable nature of the policy liabilities.

Certain of the Company's subsidiaries have entered into interest support, yearly renewable term ("YRT") premium support, and portfolio maintenance agreements with PLC. These agreements meet the definition of a derivative and are accounted for at fair value and are considered Level 3 valuations. The fair value of these derivatives as of December 31, 2013 was $2.0 million and is included in Other long-term investments. For information regarding realized gains on these derivatives please refer to 22, Derivative Financial Instruments.

The Interest Support Agreement provides that PLC will make payments to Golden Gate II if actual investment income on certain of Golden Gate II's asset portfolios falls below a calculated investment income amount as defined in the Interest Support Agreement. The calculated investment income amount is a level of investment income deemed to be sufficient to support certain of Golden Gate II's obligations under a reinsurance agreement with the Company, dated July 1, 2007. The derivative is valued using an internal valuation model that assumes a conservative projection of investment income under an adverse interest rate scenario and the probability that the expectation falls below the calculated investment income amount. This derivative had a fair value of zero as of December 31, 2013. The assessment of required payments from PLC under the Interest Support Agreement occurs annually. As of December 31, 2013, no payments have been triggered under this agreement.

The YRT Premium support agreement provides that PLC will make payments to Golden Gate II in the event that YRT premium rates increase. The derivative is valued using an internal valuation model. The valuation model is a probability weighted discounted cash flow model. The value is primarily a function of the likelihood and severity of future YRT premium increases. The fair value of this derivative as of December 31, 2013 was $1.6 million. As of December 31, 2013, no payments have been triggered under this agreement.

The portfolio maintenance agreements provide that PLC will make payments to Golden Gate V and WCL in the event of other-than-temporary impairments on investments that exceed defined thresholds. The derivatives are valued using an internal discounted cash flow model. The significant unobservable inputs are the projected probability and severity of credit losses used to project future cash flows on

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

21.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

the investment portfolios. The fair value of the portfolio maintenance agreements as of December 31, 2013, was approximately $0.4 million. As of December 31, 2013, no payments have been triggered under this agreement.

The Funds Withheld derivative results from a reinsurance agreement with Shades Creek where the economic performance of certain hedging instruments held by the Company is ceded to Shades Creek. The value of the Funds Withheld derivative is directly tied to the value of the hedging instruments held in the funds withheld account. The hedging instruments predominantly consist of derivative instruments the fair values of which are classified as a Level 2 measurement; as such, the fair value of the Funds Withheld derivative has been classified as a Level 2 measurement. The fair value of the Funds Withheld derivative as of December 31, 2013, was a liability of $34.3 million.

Annuity account balances

The Company records certain of its FIA reserves at fair value. The fair value is considered a Level 3 valuation. The FIA valuation model calculates the present value of future benefit cash flows less the projected future profits to quantify the net liability that is held as a reserve. This calculation is done using multiple risk neutral stochastic equity scenarios. The cash flows are discounted using LIBOR plus a credit spread. Best estimate assumptions are used for partial withdrawals, lapses, expenses and asset earned rate with a risk margin applied to each. These assumptions are reviewed at least annually as a part of the formal unlocking process. If an event were to occur within a quarter that would make the assumptions unreasonable, the assumptions would be reviewed within the quarter.

The discount rate for the fixed indexed annuities is based on an upward sloping rate curve which is updated each quarter. The discount rates for December 31, 2013, ranged from a one month rate of 0.32%, a 5 year rate of 2.44%, and a 30 year rate of 4.99%. A credit spread component is also included in the calculation to accommodate non-performance risk.

Separate Accounts

Separate account assets are invested in open-ended mutual funds and are included in Level 1.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

21.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

Valuation of Level 3 Financial Instruments

The following table presents the valuation method for material financial instruments included in Level 3, as well as the unobservable inputs used in the valuation of those financial instruments:

	Fair Value As of December 31, 2013	Valuation Technique	Unobservable Input	Range (Weighted Average)
	(Dollars In Thousands)
Assets:
Other asset-backed securities	$545,808	Discounted cash flow	Liquidity premium Paydown rate	1.00% - 1.68% (1.08%) 8.57% - 16.87% (12.05%)
Corporate bonds	1,555,898	Discounted cash flow	Spread over treasury	0.11% - 6.75% (2.06%)
Embedded derivatives — GMWB(1)	156,287	Actuarial cash flow model	Mortality Lapse	49% to 80% of 1994 MGDB table 0% - 24%, depending on product/duration/funded status of guarantee
			Utilization	97% - 103%
			Nonperformance risk	0.15% - 1.06%
Liabilities:
Annuity account balances(2)	$107,000	Actuarial cash flow model	Asset earned rate	5.37%
			Expenses	$88 - $102 per policy
			Withdrawal rate	2.20%
			Mortality Lapse	49% to 80% of 1994 MGDB table 2.2% - 33.0%, depending on duration/surrender charge period
			Return on assets	1.50% - 1.85% depending on surrender charge period
			Nonperformance risk	0.15% - 1.06%

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

21.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

	Fair Value As of December 31, 2013	Valuation Technique	Unobservable Input	Range (Weighted Average)
(Dollars In Thousands)
Embedded derivative — FIA	$ 25,324	Actuarial cash flow model	Expenses	$83 - $97 per policy
			Withdrawal rate 1.1	% - 4.5% depending on duration and tax qualification
			Mortality Lapse	49% - 80% of 1994 MGDB table 2.5% - 40.0%, depending on duration/ surrender charge period
			Nonperformance risk	0.15% - 1.06%

(1)  The fair value for the GMWB embedded derivative is presented as a net asset. Excludes modified coinsurance agreements.

(2)  Represents liabilities related to fixed indexed annuities.

The chart above excludes Level 3 financial instruments that are valued using broker quotes and those which book value approximates fair value.

The Company has considered all reasonably available quantitative inputs as of December 31, 2013, but the valuation techniques and inputs used by some brokers in pricing certain financial instruments are not shared with the Company. This resulted in $216.0 million of financial instruments being classified as Level 3 as of December 31, 2013. Of the $216.0 million, $195.0 million are other asset backed securities and $21.0 million are corporate bonds.

In certain cases the Company has determined that book value materially approximates fair value. As of December 31, 2013, the Company held $73.9 million of financial instruments where book value approximates fair value. Of the $73.9 million, $68.0 million represents equity securities, which are predominantly FHLB stock, $3.7 million of other fixed maturity securities, and $2.2 million of other corporate bonds.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

21.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

The following table presents the valuation method for material financial instruments included in Level 3, as well as the unobservable inputs used in the valuation of those financial instruments:

	Fair Value As of December 31, 2012	Valuation Technique	Unobservable Input	Range (Weighted Average)
	(Dollars In Thousands)
Assets:
Other asset-backed securities	$596,143	Discounted cash flow	Liquidity premium Paydown rate	0.72% - 1.68% (1.29%) 8.51% - 18.10% (11.40%)
Other government- related securities	20,011	Discounted cash flow	Spread over treasury	(0.30)%
Corporate bonds	168,007	Discounted cash flow	Spread over treasury	0.92% - 7.75% (3.34%)
Liabilities:
Embedded derivatives — GMWB(1)	$169,041	Actuarial cash flow model	Mortality Lapse	57% of 1994 MGDB table 0% - 24%, depending on product/duration/funded status of guarantee
			Utilization	93% - 100%
			Nonperformance risk	0.09% - 1.34%
Annuity account balances(2)	129,468	Actuarial cash flow model	Asset earned rate	5.81%
			Expenses	$88 - $108 per policy
			Withdrawal rate	2.20%
			Mortality Lapse	57% of 1994 MGDB table 2.2% - 45.0%, depending on duration/surrender charge period
			Return on assets	1.50% - 1.85% depending on surrender charge period
			Nonperformance risk	0.09% - 1.34%

(1)  The fair value for the GMWB embedded derivative is presented as a net liability. Excludes modified coinsurance arrangements.

(2)  Represents liabilities related to fixed indexed annuities.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

21.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

The chart above excludes Level 3 financial instruments that are valued using broker quotes and those which book value approximates fair value.

The valuation techniques and inputs used by some brokers in pricing certain financial instruments are not shared with the Company which resulted in $70.5 million of financial instruments, all asset backed securities, being classified as Level 3 as of December 31, 2012.

In certain cases the Company has determined that book value materially approximates fair value. As of December 31, 2012, the Company held $69.8 million of financial instruments where book value approximates fair value. Of the $69.8 million, $65.5 million represents equity securities, which are predominantly FHLB stock, and $4.3 million of other fixed maturity securities.

The asset-backed securities classified as Level 3 are predominantly ARS. A change in the paydown rate (the projected annual rate of principal reduction) of the ARS can significantly impact the fair value of these securities. A decrease in the paydown rate would increase the projected weighted average life of the ARS and increase the sensitivity of the ARS' fair value to changes in interest rates. An increase in the liquidity premium would result in a decrease in the fair value of the securities, while a decrease in the liquidity premium would increase the fair value of these securities.

The fair value of corporate bonds classified as Level 3 is sensitive to changes in the interest rate spread over the corresponding U.S. Treasury rate. This spread represents a risk premium that is impacted by company specific and market factors. An increase in the spread can be caused by a perceived increase in credit risk of a specific issuer and/or an increase in the overall market risk premium associated with similar securities. The fair values of corporate bonds are sensitive to changes in spread. When holding the treasury rate constant, the fair value of corporate bonds increases when spreads decrease, and decreases when spreads increases.

The GMWB liability is sensitive to changes in the discount rate which includes the Company's nonperformance risk, volatility, lapse, and mortality assumptions. The volatility assumption is an observable input as it is based on market inputs. The Company's nonperformance risk, lapse, and mortality are unobservable. An increase in the three unobservable assumptions would result in a decrease in the liability and conversely, if there is a decrease in the assumptions the liability would increase. The liability is also dependent on the assumed policyholder utilization of the GMWB where an increase in assumed utilization would result in an increase in the liability and conversely, if there is a decrease in the assumption, the liability would decrease.

The fair value of the FIA account balance liability is predominantly impacted by observable inputs such as discount rates and equity returns. However, the fair value of the FIA account balance liability is sensitive to the asset earned rate and required return on assets. The value of the liability increases with an increase in required return on assets and decreases with an increase in the asset earned rate and conversely, the value of the liability decreases with a decrease in required return on assets and an increase in the asset earned rate.

The fair value of the FIA embedded derivative is predominantly impacted by observable inputs such as discount rates and equity returns. However, the fair value of the FIA embedded derivative is sensitive to non-performance risk. The value of the liability increases with decreases in the discount rate and non-performance risk and decreases with increases in the discount rate and nonperformance risk. The value of the liability increases with increases in equity returns and the liability decreases with a decrease in equity returns.

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PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

21.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

The following table presents a reconciliation of the beginning and ending balances for fair value measurements for the year ended December 31, 2013, for which the Company has used significant unobservable inputs (Level 3):

		Total Realized and Unrealized Gains		Total Realized and Unrealized Losses
	Beginning Balance	Included in Earnings	Included in Other Comprehensive Income	Included in Earnings	Included in Other Comprehensive Income
	(Dollars In Thousands)
Assets:
Fixed maturity securities available-for-sale
Residential mortgage-backed securities	$4	$—	$1,310	$—	$(338)
Commercial mortgage-backed securities	—	—	—	—	—
Other asset-backed securities	596,143		44,620	—	(58,937)
U.S. government-related securities	—	—	—	—
States, municipals, and political subdivisions	4,275	—	—	—	—
Other government-related securities	20,011	—	2	—	(3)
Corporate bonds	167,892	116	8,310		(20,118)
Total fixed maturity securities — available-for-sale	788,325	116	54,242	—	(79,396)
Fixed maturity securities — trading
Residential mortgage-backed securities	—	—	—	(1)	—
Commercial mortgage-backed securities	—	—	—	—	—
Other asset-backed securities	70,535	8,785	—	(5,947)	—
U.S. government-related securities	—	—	—	—	—
States, municipals and political subdivisions	—	—	—	(123)	—
Other government-related securities	—	—	—	—	—
Corporate bonds	115	1	—	(102)	—
Total fixed maturity securities — trading	70,650	8,786	—	(6,173)	—
Total fixed maturity securities	858,975	8,902	54,242	(6,173)	(79,396)
Equity securities	65,527			—
Other long-term investments(1)	48,655	100,441	—	(16,117)	—
Short-term investments	—	—	—	—	—
Total investments	973,157	109,343	54,242	(22,290)	(79,396)
Total assets measured at fair value on a recurring basis	$973,157	$109,343	$54,242	$(22,290)	$(79,396)
Liabilities:
Annuity account balances(2)	$129,468	$—	$—	$(8,029)	$—
Other liabilities(1)	611,437	295,910	—	(52,716)	—
Total liabilities measured at fair value on a recurring basis	$740,905	$295,910	$—	$(60,745)	$—

(1)  Represents certain freestanding and embedded derivatives.

(2)  Represents liabilities related to fixed indexed annuities.

For the year ended December 31, 2013, $771.6 million of securities were transferred into Level 3. This amount was transferred from Level 2. These transfers resulted from securities that were priced by independent pricing services or brokers in previous periods, using no significant unobservable inputs, but were priced internally using significant unobservable inputs where market observable inputs were no longer available as of December 31, 2013.

								Total Gains (losses) included in Earnings related to
	Purchases	Sales	Issuances	Settlements	Transfers in/out of Level 3	Other	Ending Balance	Instruments still held at the Reporting Date
	(Dollars In Thousands)
Assets:
Fixed maturity securities available-for-sale
Residential mortgage-backed securities	$14,349	$(23)	$—	$—	$(15,287)	$13	$28	$—
Commercial mortgage-backed securities	—	—	—	—	—	—	—	—
Other asset-backed securities	24,931	(62,760)	—	—	1,227	584	545,808	—
U.S. government-related securities	—		—	—	—		—	—
States, municipals, and political subdivisions		(600)	—	—	—	—	3,675	—
Other government-related securities		(20,000)	—	—	—	(10)	—	—
Corporate bonds	736,012	(67,431)	—	—	726,760	(1,601)	1,549,940	—
Total fixed maturity securities — available-for-sale	775,292	(150,814)	—	—	712,700	(1,014)	2,099,451	—
Fixed maturity securities — trading
Residential mortgage-backed securities	1,582	(72)	—	—	(1,494)	(15)	—	—
Commercial mortgage-backed securities	—	—	—	—	—	—	—	—
Other asset-backed securities	147,224	(29,344)	—	—	2,210	1,514	194,977	3,588
U.S. government-related securities	—	—	—	—	—	—	—	—
States, municipals and political subdivisions	3,500	—	—	—	(3,377)	—	—	—
Other government-related securities	—	—	—	—	—	—	—	—
Corporate bonds	4,880	(17)	—	—	24,312	10	29,199	(5)
Total fixed maturity securities — trading	157,186	(29,433)	—	—	21,651	1,509	224,176	3,583
Total fixed maturity securities	932,478	(180,247)	—	—	734,351	495	2,323,627	3,583
Equity securities	2,452		—	—	—	—	67,979	—
Other long-term investments(1)	—	—	—	—	—	(34,093)	98,886	84,324
Short-term investments	—	—	—	—	—	—	—	—
Total investments	934,930	(180,247)	—	—	734,351	(33,598)	2,490,492	87,907
Total assets measured at fair value on a recurring basis	$934,930	$(180,247)	$—	$—	$734,351	$(33,598)	$2,490,492	$87,907
Liabilities:
Annuity account balances(2)	$—	$—	$406	$30,903	$—	$—	$107,000	$—
Other liabilities(1)	—	—	—	—	—	134,505	233,738	242,411
Total liabilities measured at fair value on a recurring basis	$—	$—	$406	$30,903	$—	$134,505	$340,738	$242,411

For the year ended December 31, 2013, $37.2 million of securities were transferred out of Level 3. This amount was transferred to Level 2. These transfers resulted from securities that were previously priced using an internal model that utilized significant unobservable inputs but were valued internally or by independent pricing services or brokers, utilizing no significant unobservable inputs. All transfers are recognized as of the end of the reporting period.

For the year ended December 31, 2013, there were no transfers from Level 2 to Level 1.

For the year ended December 31, 2013, there were no transfers from Level 1.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

21.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

The following table presents a reconciliation of the beginning and ending balances for fair value measurements for the year ended December 31, 2012, for which the Company has used significant unobservable inputs (Level 3):

		Total Realized and Unrealized Gains		Total Realized and Unrealized Losses
	Beginning Balance	Included in Earnings	Included in Other Comprehensive Income	Included in Earnings	Included in Other Comprehensive Income
	(Dollars In Thousands)
Assets:
Fixed maturity securities available-for-sale
Residential mortgage-backed securities	$7	$—	$—	$—	$—
Commercial mortgage-backed securities	—	—		—	—
Other asset-backed securities	614,813	339	21,780		(22,587)
U.S. government-related securities	15,000	—	—	—	(2)
States, municipals, and political subdivisions		—	—	—	—
Other government-related securities	—	—	29	—	(27)
Corporate bonds	119,565	470	8,052	(4)	(2,723)
Total fixed maturity securities — available-for-sale	749,385	809	29,861	(4)	(25,339)
Fixed maturity securities — trading
Residential mortgage-backed securities	—	—	—	—	—
Commercial mortgage-backed securities	—	—	—	—	—
Other asset-backed securities	28,343	4,086	—	(2,306)	—
U.S. government-related securities			—		—
States, municipals and political subdivisions	—	—	—	—	—
Other government-related securities	—	—	—	—	—
Corporate bonds	—	2	—		—
Total fixed maturity securities — trading	28,343	4,088	—	(2,306)	—
Total fixed maturity securities	777,728	4,897	29,861	(2,310)	(25,339)
Equity securities	70,080	8	827	—	(1,097)
Other long-term investments(1)	19,103	—	—	29,552	—
Short-term investments	—	—	—	—	—
Total investments	866,911	4,905	30,688	27,242	(26,436)
Total assets measured at fair value on a recurring basis	$866,911	$4,905	$30,688	$27,242	$(26,436)
Liabilities:
Annuity account balances(2)	$136,462	$—	$—	$12,293	$—
Other liabilities(1)	437,613	86,523	—	(260,347)	—
Total liabilities measured at fair value on a recurring basis	$574,075	$86,523	$—	$(248,054)	$—

(1)  Represents certain freestanding and embedded derivatives.

(2)  Represents liabilities related to fixed indexed annuities.

For the year ended December 31, 2012, $67.7 million of securities were transferred into Level 3. This amount was transferred from Level 2. These transfers resulted from securities that were priced by independent pricing services or brokers in previous periods, using no significant unobservable inputs, but were priced internally using significant unobservable inputs where market observable inputs were no longer available as of December 31, 2012.

								Total Gains (losses) included in Earnings related to
	Purchases	Sales	Issuances	Settlements	Transfers in/out of Level 3	Other	Ending Balance	Instruments still held at the Reporting Date
	(Dollars In Thousands)
Assets:
Fixed maturity securities available-for-sale
Residential mortgage-backed securities	$—	$(3)	$—	$—	$—	$—	$4	$—
Commercial mortgage-backed securities	—		—	—			—	—
Other asset-backed securities	—	(19,050)	—	—	771	77	596,143	—
U.S. government-related securities	—	(15,000)	—	—	—	2	—	—
States, municipals, and political subdivisions		4,275	—	—	—	—	4,275	—
Other government-related securities	20,024	—	—	—	—	(15)	20,011	—
Corporate bonds	11,960	(9,854)	—	—	40,060	366	167,892	—
Total fixed maturity securities — available-for-sale	36,259	(43,907)	—	—	40,831	430	788,325	—
Fixed maturity securities — trading
Residential mortgage-backed securities	—	—	—	—	—	—	—	—
Commercial mortgage-backed securities	—	—	—	—	—	—	—	—
Other asset-backed securities	48,255	(9,896)	—	—		2,053	70,535	1,780
U.S. government-related securities	—	—	—	—	—		—	—
States, municipals and political subdivisions	—	—	—	—	—	—	—	—
Other government-related securities	—	—	—	—	—	—	—	—
Corporate bonds	1	—	—	—	112		115	10
Total fixed maturity securities — trading	48,256	(9,896)	—	—	112	2,053	70,650	1,790
Total fixed maturity securities	84,515	(53,803)	—	—	40,943	2,483	858,975	1,790
Equity securities	4	(4,295)	—	—		—	65,527	—
Other long-term investments(1)	—	—	—	—	—	—	48,655	29,552
Short-term investments	—	—	—	—	—	—	—	—
Total investments	84,519	(58,098)	—	—	40,943	2,483	973,157	31,342
Total assets measured at fair value on a recurring basis	$84,519	$(58,098)	$—	$—	$40,943	$2,483	$973,157	$31,342
Liabilities:
Annuity account balances(2)	$—	$—	$860	$20,147	$—	$—	$129,468	$—
Other liabilities(1)	—	—	—	—	—	—	611,437	(173,824)
Total liabilities measured at fair value on a recurring basis	$—	$—	$860	$20,147	$—	$—	$740,905	$(173,824)

For the year ended December 31, 2012, $26.8 million of securities were transferred out of Level 3. This amount was transferred into Level 2. These transfers resulted from securities that were previously valued using an internal model that utilized significant unobservable inputs but were valued internally or by independent pricing services or brokers, utilizing no significant unobservable inputs. All transfers are recognized as of the end of the reporting period.

For the year ended December 31, 2012, there were no transfers from Level 2 to Level 1.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

21.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

Total realized and unrealized gains (losses) on Level 3 assets and liabilities are primarily reported in either realized investment gains (losses) within the consolidated statements of income (loss) or other comprehensive income (loss) within shareowners' equity based on the appropriate accounting treatment for the item.

Purchases, sales, issuances, and settlements, net, represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily relates to purchases and sales of fixed maturity securities and issuances and settlements of fixed indexed annuities.

The Company reviews the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur. The asset transfers in the table(s) above primarily related to positions moved from Level 3 to Level 2 as the Company determined that certain inputs were observable.

The amount of total gains (losses) for assets and liabilities still held as of the reporting date primarily represents changes in fair value of trading securities and certain derivatives that exist as of the reporting date and the change in fair value of fixed indexed annuities.

Estimated Fair Value of Financial Instruments

The carrying amounts and estimated fair values of the Company's financial instruments as of the periods shown below are as follows:

		As of December 31,
		2013		2012
	Fair Value Level	Carrying Amounts	Fair Values	Carrying Amounts	Fair Values
	(Dollars In Thousands)
Assets:
Mortgage loans on real estate	3	$5,486,417	$5,949,058	$4,948,625	$5,723,579
Policy loans	3	1,815,744	1,815,744	865,391	865,391
Fixed maturities, held-to-maturity(1)	3	365,000	335,676	300,000	319,163
Liabilities:
Stable value product account balances	3	$2,559,552	$2,566,209	$2,510,559	$2,534,094
Annuity account balances	3	11,125,253	10,639,637	10,658,463	10,525,702
Debt:
Non-recourse funding obligations(2)	3	$1,495,448	$1,272,425	$1,446,900	$1,357,290

Except as noted below, fair values were estimated using quoted market prices.

(1)  Security purchased from unconsolidated subsidiary, Red Mountain LLC.

(2)  Of this carrying amount $365.0 million, fair value of $321.5 million, as of December 31, 2013, and $300 million, fair value of $297.6 million, as of December 31, 2012, relates to non-recourse funding obligations issued by Golden Gate V.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

21.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

Fair Value Measurements

Mortgage Loans on Real Estate

The Company estimates the fair value of mortgage loans using an internally developed model. This model includes inputs derived by the Company based on assumed discount rates relative to the Company's current mortgage loan lending rate and an expected cash flow analysis based on a review of the mortgage loan terms. The model also contains the Company's determined representative risk adjustment assumptions related to credit and liquidity risks.

Policy Loans

The Company believes the fair value of policy loans approximates book value. Policy loans are funds provided to policy holders in return for a claim on the policy. The funds provided are limited to the cash surrender value of the underlying policy. The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy. Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy. Due to the collateralized nature of policy loans and unpredictable timing of repayments, the Company believes the fair value of policy loans approximates carrying value.

Fixed Maturities, Held-to-Maturity

The Company estimates the fair value of its fixed maturity, held-to-maturity using internal discounted cash flow models. The discount rates used in the model were based on a current market yield for similar financial instruments.

Stable Value Product and Annuity Account Balances

The Company estimates the fair value of stable value product account balances and annuity account balances using models based on discounted expected cash flows. The discount rates used in the models were based on a current market rate for similar financial instruments.

Non-Recourse Funding Obligations

The Company estimates the fair value of its non-recourse funding obligations using internal discounted cash flow models. The discount rates used in the model were based on a current market yield for similar financial instruments.

22.  DERIVATIVE FINANCIAL INSTRUMENTS

Types of Derivative Instruments and Derivative Strategies

The Company utilizes a risk management strategy that incorporates the use of derivative financial instruments to reduce exposure to certain risks, including but not limited to, interest rate risk, inflation risk, currency exchange risk, volatility risk, and equity market risk. These strategies are developed through the Company's analysis of data from financial simulation models and other internal and industry sources, and are then incorporated into the Company's risk management program.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

22.  DERIVATIVE FINANCIAL INSTRUMENTS — (Continued)

Derivative instruments expose the Company to credit and market risk and could result in material changes from period to period. The Company attempts to minimize its credit risk by entering into transactions with highly rated counterparties. The Company manages the market risk by establishing and monitoring limits as to the types and degrees of risk that may be undertaken. The Company monitors its use of derivatives in connection with its overall asset/liability management programs and risk management strategies. In addition, all derivative programs are monitored by our risk management department.

Derivatives Related to Interest Rate Risk Management

Derivative instruments that are used as part of the Company's interest rate risk management strategy include interest rate swaps, interest rate futures, interest rate caps, and interest rate swaptions. The Company's inflation risk management strategy involves the use of swaps that requires the Company to pay a fixed rate and receive a floating rate that is based on changes in the Consumer Price Index ("CPI").

Derivatives Related to Risk Mitigation of Variable Annuity Contracts

The Company may use the following types of derivative contracts to mitigate its exposure to certain guaranteed benefits related to VA contracts:

•  Foreign Currency Futures

•  Variance Swaps

•  Interest Rate Futures

•  Equity Options

•  Equity Futures

•  Credit Derivatives

•  Interest Rate Swaps

•  Interest Rate Swaptions

•  Volatility Futures

•  Volatility Options

•  Funds Withheld Agreement

Other Derivatives

Certain of the Company's subsidiaries have derivatives with PLC. These derivatives consist of an interest support agreement, a YRT premium support agreement, and portfolio maintenance agreements with PLC.

We have a funds withheld account that consists of various derivative instruments held by us that is used to hedge the GMWB and GMDB riders. The economic performance of derivatives in the funds withheld account is ceded to Shades Creek. The funds withheld account is accounted for as a derivative financial instrument.

Accounting for Derivative Instruments

The Company records its derivative financial instruments in the consolidated balance sheet in "other long-term investments" and "other liabilities" in accordance with GAAP, which requires that all derivative

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

22.  DERIVATIVE FINANCIAL INSTRUMENTS — (Continued)

instruments be recognized in the balance sheet at fair value. The change in the fair value of derivative financial instruments is reported either in the statement of income or in other comprehensive income (loss), depending upon whether it qualified for and also has been properly identified as being part of a hedging relationship, and also on the type of hedging relationship that exists.

For a derivative financial instrument to be accounted for as an accounting hedge, it must be identified and documented as such on the date of designation. For cash flow hedges, the effective portion of their realized gain or loss is reported as a component of other comprehensive income and reclassified into earnings in the same period during which the hedged item impacts earnings. Any remaining gain or loss, the ineffective portion, is recognized in current earnings. For fair value hedge derivatives, their gain or loss as well as the offsetting loss or gain attributable to the hedged risk of the hedged item is recognized in current earnings. Effectiveness of the Company's hedge relationships is assessed on a quarterly basis.

The Company reports changes in fair values of derivatives that are not part of a qualifying hedge relationship through earnings in the period of change. Changes in the fair value of derivatives that are recognized in current earnings are reported in "Realized investment gains (losses) — Derivative financial instruments".

Derivative Instruments Designated and Qualifying as Hedging Instruments

Cash-Flow Hedges

•  In connection with the issuance of inflation-adjusted funding agreements, the Company has entered into swaps to essentially convert the floating CPI-linked interest rate on these agreements to a fixed rate. The Company pays a fixed rate on the swap and receives a floating rate primarily determined by the period's change in the CPI. The amounts that are received on the swaps are almost equal to the amounts that are paid on the agreements.

Derivative Instruments Not Designated and Not Qualifying as Hedging Instruments

The Company uses various other derivative instruments for risk management purposes that do not qualify for hedge accounting treatment. Changes in the fair value of these derivatives are recognized in earnings during the period of change.

Derivatives Related to Variable Annuity Contracts

•  The Company uses equity, interest rate, currency, and volatility futures to mitigate the risk related to certain guaranteed minimum benefits, including GMWB, within our VA products. In general, the cost of such benefits varies with the level of equity and interest rate markets, foreign currency levels, and overall volatility. No volatility future positions were held during the year ended December 31, 2013.

•  The Company uses equity options, volatility swaps, and volatility options to mitigate the risk related to certain guaranteed minimum benefits, including GMWB, within its variable annuity products. In general, the cost of such benefits varies with the level of equity markets and overall volatility. As of December 31, 2013, the Company did not hold any volatility options.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

22.  DERIVATIVE FINANCIAL INSTRUMENTS — (Continued)

•  The Company uses interest rate swaps and interest rate swaptions to mitigate the risk related to certain guaranteed minimum benefits, including GMWB, within its VA products.

•  The Company entered into credit default swaps to partially mitigate the Company's non-performance risk related to certain guaranteed minimum withdrawal benefits within its variable annuity products. The Company reported net pre-tax losses of $7.9 million for the year ended December 31, 2011. Net settlements received were $2.5 million, offset by termination losses of $10.4 million. As of December 31, 2013 and 2012, the Company did not hold any remaining credit default swaps.

•  The Company markets certain VA products with a GMWB rider. The GMWB component is considered an embedded derivative, not considered to be clearly and closely related to the host contract.

•  The Company has a funds withheld account that consists of various derivative instruments held by the Company that are used to hedge the GMWB and GMDB riders. The economic performance of derivatives in the funds withheld account is ceded to Shades Creek. The funds withheld account is accounted for as a derivative financial instrument.

Derivatives Related to Fixed Annuity Contracts

•  The Company uses equity and volatility futures to mitigate the risk within its fixed indexed annuity products. In general, the cost of such benefits varies with the level of equity and overall volatility.

•  The Company uses equity options to mitigate the risk within its fixed indexed annuity products. In general, the cost of such benefits varies with the level of equity markets.

•  The Company markets certain fixed indexed annuity products. The FIA component is considered an embedded derivative, not considered to be clearly and closely related to the host contract.

Other Derivatives

•  The Company uses certain interest rate swaps to mitigate the price volatility of fixed maturities.

•  The Company has purchased interest rate caps to mitigate its risk with respect to the Company's LIBOR exposure and the potential impact of European financial market distress. As of December 31, 2013, the Company did not hold any interest rate caps.

•  Certain of the Company's subsidiaries have an interest support agreement, YRT premium support agreement, and two portfolio maintenance agreements with PLC. The Company entered into two separate portfolio maintenance agreements in October 2012.

•  The Company uses various swaps and other types of derivatives to manage risk related to other exposures.

•  The Company recorded an embedded derivative associated with the FIA product as of December 31, 2013. The Company did not market this product during the year ended December 31, 2012.

•  The Company is involved in various modified coinsurance and funds withheld arrangements which contain embedded derivatives. Changes in their fair value are recorded in current period

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

22.  DERIVATIVE FINANCIAL INSTRUMENTS — (Continued)

earnings. The investment portfolios that support the related modified coinsurance reserves and funds withheld arrangements had fair value changes which substantially offset the gains or losses on these embedded derivatives.

The following table sets forth realized investments gains and losses for the periods shown:

Realized investment gains (losses) — derivative financial instruments

	For The Year Ended December 31,
	2013	2012	2011
	(Dollars In Thousands)
Derivatives related to variable annuity contracts:
Interest rate futures — VA	$(31,216)	$21,138	$164,221
Equity futures — VA	(52,640)	(50,797)	(30,061)
Currency futures — VA	(469)	(2,763)	2,977
Volatility futures — VA	—	(132)	—
Variance swaps — VA	(11,310)	(11,792)	(239)
Equity options — VA	(95,022)	(37,370)	(15,051)
Volatility options — VA	(115)	—	—
Interest rate swaptions — VA	1,575	(2,260)	—
Interest rate swaps — VA	(157,408)	3,264	7,718
Credit default swaps — VA	—	—	(7,851)
Embedded derivative — GMWB	162,737	(22,120)	(127,537)
Funds withheld derivative	71,862	—	—
Total derivatives related to variable annuity contracts	(112,006)	(102,832)	(5,823)
Derivatives related to FIA contracts:
Embedded derivative — FIA	(942)	—	—
Equity futures — FIA	173	—	—
Volatility futures — FIA	(5)	—	—
Equity options — FIA	1,866	—	—
Total derivatives related to FIA contracts	1,092	—	—
Embedded derivative — Modco reinsurance treaties	205,176	(132,816)	(134,340)
Interest rate swaps	2,985	(87)	(11,264)
Interest rate caps	—	(2,666)	(2,801)
Derivatives with PLC(1)	(15,072)	10,664	(300)
Other derivatives	(14)	(79)	(477)
Total realized gains (losses) — derivatives	$82,161	$(227,816)	$(155,005)

(1)  These derivatives include the Interest, YRT premium support, and portfolio maintenance agreements between certain of the Company's subsidiaries and PLC.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

22.  DERIVATIVE FINANCIAL INSTRUMENTS — (Continued)

Realized investment gains (losses) — all other investments

	For The Year Ended December 31,
	2013	2012	2011
	(Dollars In Thousands)
Modco trading portfolio(1)	$(178,134)	$177,986	$164,224

(1)  The Company elected to include the use of alternate disclosures for trading activities.

Gain (Loss) on Derivatives in Cash Flow Relationship

	Amount of Gains (Losses) Deferred in Accumulated Other Comprehensive Income (Loss) on Derivatives	Amount and Location of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss)	Amount and Location of (Losses) Recognized in Income (Loss) on Derivatives
	(Effective Portion)	(Effective Portion)	(Ineffective Portion)
		Benefits and settlement expenses	Realized investment gains (losses)
	(Dollars In Thousands)
For The Year Ended December 31, 2013
Inflation	$1,130	$(2,349)	$(190)
Total	$1,130	$(2,349)	$(190)
For The Year Ended December 31, 2012
Interest rate	$(77)	$(2,261)	$—
Inflation	3,243	(938)	(177)
Total	$3,166	$(3,199)	$(177)

The table below presents information about the nature and accounting treatment of the Company's primary derivative financial instruments and the location in and effect on the consolidated financial statements for the periods presented below:

	As of December 31,
	2013		2012
	Notional Amount	Fair Value	Notional Amount	Fair Value
	(Dollars In Thousands)
Other long-term investments
Cash flow hedges:
Inflation	$—	$—	$—	$—
Derivatives not designated as hedging instruments:
Interest rate swaps	200,000	1,961	355,000	6,532
Variance swaps	—	—	500	406
Derivatives with PLC(1)	1,464,164	1,993	1,404,750	17,064
Embedded derivative — Modco reinsurance treaties	80,376	1,517	30,244	1,330
Embedded derivative — GMWB	1,921,443	95,376	1,640,075	30,261
Interest rate futures	—	—	—	—
Equity futures	3,387	111	147,581	595
Currency futures	14,338	321	15,944	784
Interest rate caps	—	—	3,000,000	—
Equity options	1,376,205	78,277	573,493	61,833
Interest rate swaptions	625,000	30,291	400,000	11,370
Other	425	473	224	253
	$5,685,338	$210,320	$7,567,811	$130,428

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

22.  DERIVATIVE FINANCIAL INSTRUMENTS — (Continued)

	As of December 31,
	2013		2012
	Notional Amount	Fair Value	Notional Amount	Fair Value
	(Dollars In Thousands)
Other liabilities
Cash flow hedges:
Inflation	$182,965	$1,865	$182,965	$5,027
Derivatives not designated as hedging instruments:
Interest rate swaps	1,230,000	153,322	400,000	10,025
Variance swaps	1,500	1,744	2,675	12,198
Embedded derivative — Modco reinsurance treaties	2,578,590	206,918	2,655,134	411,907
Funds withheld derivative	991,568	34,251	—	—
Embedded derivative — GMWB	104,180	1,496	5,253,961	199,530
Embedded derivative — FIA	244,424	25,324	—	—
Interest rate futures	322,902	5,221	893,476	13,970
Equity futures	164,595	6,595	152,364	3,316
Currency futures	118,008	840	131,979	1,901
Equity options	257,065	17,558	—	—
Other	230	27	—	—
	$6,196,027	$455,161	$9,672,554	$657,874

(1)  These derivatives include the Interest, YRT premium support, and portfolio maintenance agreements between certain of the Company's subsidiaries and PLC.

Based on the expected cash flows of the underlying hedged items, the Company expects to reclassify $1.3 million out of accumulated other comprehensive income (loss) into earnings during the next twelve months.

From time to time, the Company is required to post and obligated to return collateral related to derivative transactions. As of December 31, 2013, the Company had posted cash and securities (at fair value) as collateral of approximately $102.3 million and $51.0 million, respectively. As of December 31, 2013, the Company received $10.7 million of cash as collateral. The Company does not net the collateral posted or received with the fair value of the derivative financial instruments for reporting purposes.

23.  OFFSETTING OF ASSETS AND LIABILITIES

Certain of the Company's derivative instruments are subject to enforceable master netting arrangements that provide for the net settlement of all derivative contracts between the Company and a counterparty in the event of default or upon the occurrence of certain termination events. Collateral support agreements associated with each master netting arrangement provide that the Company will receive or pledge financial collateral in the event either minimum thresholds, or in certain cases ratings levels, have been reached. Additionally, certain of the Company's repurchase agreements provide for net settlement on termination of the agreement. Refer to Note 11, Debt and Other Obligations for details of the Company's repurchase agreement programs.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

23.  OFFSETTING OF ASSETS AND LIABILITIES — (Continued)

The tables below present the derivative instruments by assets and liabilities for the Company as of December 31, 2013:

	Gross	Gross Amounts Offset in the	Net Amounts of Assets Presented in the	Gross Amounts Not Offset in the Statement of Financial Position
	Amounts of Recognized Assets	Statement of Financial Position	Statement of Financial Position	Financial Instruments	Cash Collateral Received	Net Amount
	(Dollars In Thousands)
Offsetting of Derivative Assets
Derivatives:
Free-Standing derivatives	$110,983	$—	$110,983	$52,487	$10,700	$47,796
Embedded derivative — Modco reinsurance treaties	1,517	—	1,517	—	—	1,517
Embedded derivative — GMWB	95,376	—	95,376	—	—	95,376
Total derivatives, subject to a master netting arrangement or similar arrangement	207,876	—	207,876	52,487	10,700	144,689
Total derivatives, not subject to a master netting arrangement or similar arrangement	2,444	—	2,444	—	—	2,444
Total derivatives	210,320	—	210,320	52,487	10,700	147,133
Total Assets	$210,320	$—	$210,320	$52,487	$10,700	$147,133

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

23.  OFFSETTING OF ASSETS AND LIABILITIES — (Continued)

	Gross	Gross Amounts Offset in the	Net Amounts of Liabilities Presented in the	Gross Amounts Not Offset in the Statement of Financial Position
	Amounts of Recognized Liabilities	Statement of Financial Position	Statement of Financial Position	Financial Instruments	Cash Collateral Paid	Net Amount
	(Dollars In Thousands)
Offsetting of Derivative Liabilities
Derivatives:
Free-Standing derivatives	$187,172	$—	$187,172	$52,487	$98,359	$36,326
Embedded derivative — Modco reinsurance treaties	206,918	—	206,918	—	—	206,918
Funds withheld derivative		34,251		34,251		34,251
Embedded derivative — GMWB	1,496	—	1,496	—	—	1,496
Embedded derivative — FIA	25,324	—	25,324	—	—	25,324
Total derivatives, subject to a master netting arrangement or similar arrangement	455,161	—	455,161	52,487	98,359	304,315
Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—	—	—	—
Total derivatives	455,161	—	455,161	52,487	98,359	304,315
Repurchase agreements(1)	350,000	—	350,000	—	—	350,000
Total Liabilities	$805,161	$—	$805,161	$52,487	$98,359	$654,315

(1)  Borrowings under repurchase agreements are for a term less than 90 days.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

23.  OFFSETTING OF ASSETS AND LIABILITIES — (Continued)

The tables below present the derivative instruments by assets and liabilities for the Company as of December 31, 2012.

	Gross	Gross Amounts Offset in the	Net Amounts of Assets Presented in the	Gross Amounts Not Offset in the Statement of Financial Position
	Amounts of Recognized Assets	Statement of Financial Position	Statement of Financial Position	Financial Instruments	Cash Collateral Received	Net Amount
	(Dollars In Thousands)
Offsetting of Derivative Assets
Derivatives:
Free-Standing derivatives	$81,520	$—	$81,520	$21,565	$11,280	$48,675
Embedded derivative — Modco reinsurance treaties	1,330	—	1,330	—	—	1,330
Embedded derivative — GMWB	30,261	—	30,261	—	—	30,261
Total derivatives, subject to a master netting arrangement or similar arrangement	113,111	—	113,111	21,565	11,280	80,266
Total derivatives, not subject to a master netting arrangement or similar arrangement	17,317	—	17,317	—	—	17,317
Total derivatives	130,428	—	130,428	21,565	11,280	97,583
Total Assets	$130,428	$—	$130,428	$21,565	$11,280	$97,583

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

23.  OFFSETTING OF ASSETS AND LIABILITIES — (Continued)

	Gross	Gross Amounts Offset in the	Net Amounts of Liabilities Presented in the	Gross Amounts Not Offset in the Statement of Financial Position
	Amounts of Recognized Liabilities	Statement of Financial Position	Statement of Financial Position	Financial Instruments	Cash Collateral Paid	Net Amount
	(Dollars In Thousands)
Offsetting of Derivative Liabilities
Derivatives:
Free-Standing derivatives	$46,437	$—	$46,437	$21,565	$20,373	$4,499
Embedded derivative — Modco reinsurance treaties	411,907	—	411,907	—	—	411,907
Embedded derivative — GMWB	199,530	—	199,530	—	—	199,530
Total derivatives, subject to a master netting arrangement or similar arrangement	657,874	—	657,874	21,565	20,373	615,936
Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—	—	—	—
Total derivatives	657,874	—	657,874	21,565	20,373	615,936
Repurchase agreements(1)	150,000	—	150,000	—	—	150,000
Total Liabilities	$807,874	$—	$807,874	$21,565	$20,373	$765,936

(1)  Borrowings under repurchase agreements are for a term less than 90 days.

24.  OPERATING SEGMENTS

The Company has several operating segments each having a strategic focus. An operating segment is distinguished by products, channels of distribution, and/or other strategic distinctions. The Company periodically evaluates its operating segments, as prescribed in the ASC Segment Reporting Topic, and makes adjustments to its segment reporting as needed. A brief description of each segment follows.

•  The Life Marketing segment markets UL, VUL, BOLI, and level premium term insurance ("traditional") products on a national basis primarily through networks of independent insurance agents and brokers, stockbrokers, and independent marketing organizations.

•  The Acquisitions segment focuses on acquiring, converting, and servicing policies acquired from other companies. The segment's primary focus is on life insurance policies and annuity products that were sold to individuals. The level of the segment's acquisition activity is predicated upon many factors, including available capital, operating capacity, potential return on capital, and

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

24.  OPERATING SEGMENTS — (Continued)

market dynamics. Policies acquired through the Acquisitions segment are typically blocks of business where no new policies are being marketed. Therefore earnings and account values are expected to decline as the result of lapses, deaths, and other terminations of coverage unless new acquisitions are made.

•  The Annuities segment markets fixed and VA products. These products are primarily sold through broker-dealers, financial institutions, and independent agents and brokers.

•  The Stable Value Products segment sells fixed and floating rate funding agreements directly to the trustees of municipal bond proceeds, money market funds, bank trust departments, and institutional investors. The segment also issues funding agreements to the Federal Home Loan Bank ("FHLB"), and markets guaranteed investment contracts ("GICs") to 401(k) and other qualified retirement savings plans. Additionally, the Company has contracts outstanding pursuant to a funding agreement-backed notes program registered with the United States Securities and Exchange Commission (the "SEC") which offered notes to both institutional and retail investors.

•  The Asset Protection segment markets extended service contracts and credit life and disability insurance to protect consumers' investments in automobiles and recreational vehicles. In addition, the segment markets a guaranteed asset protection ("GAP") product. GAP coverage covers the difference between the loan pay-off amount and an asset's actual cash value in the case of a total loss.

•  The Corporate and Other segment primarily consists of net investment income not assigned to the segments above (including the impact of carrying liquidity) and expenses not attributable to the segments above. This segment includes earnings from several non-strategic or runoff lines of business, various investment-related transactions, the operations of several small subsidiaries, and the repurchase of non-recourse funding obligations.

The Company uses the same accounting policies and procedures to measure segment operating income (loss) and assets as it uses to measure consolidated net income available to the Company's shareowner and assets. Segment operating income (loss) is income before income tax, excluding realized gains and losses on investments and derivatives net of the amortization related to DAC, VOBA, and benefits and settlement expenses. Operating earnings exclude changes in the GMWB embedded derivatives (excluding the portion attributed to economic cost), realized and unrealized gains (losses) on derivatives used to hedge the VA product, actual GMWB incurred claims and the related amortization of DAC attributed to each of these items.

Segment operating income (loss) represents the basis on which the performance of the Company's business is internally assessed by management. Premiums and policy fees, other income, benefits and settlement expenses, and amortization of DAC/VOBA are attributed directly to each operating segment. Net investment income is allocated based on directly related assets required for transacting the business of that segment. Realized investment gains (losses) and other operating expenses are allocated to the segments in a manner that most appropriately reflects the operations of that segment. During the year ended December 31, 2013, the Company began allocating realized gains and losses to certain of its segments to better reflect the economics of the investments supporting those segments. This change had no impact to segment operating income. Investments and other assets are allocated based on statutory policy liabilities net of associated statutory policy assets, while DAC/VOBA and goodwill are shown in the segments to which they are attributable.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

24.  OPERATING SEGMENTS — (Continued)

During the first quarter of 2011, the Company recorded $8.5 million of pre-tax earnings in the Corporate and Other business segment relating to the settlement of a dispute with respect to certain investments.

There were no significant intersegment transactions during the year ended December 31, 2013, 2012, and 2011.

The following tables summarize financial information for the Company's segments:

	For The Year Ended December 31,
	2013	2012	2011
	(Dollars In Thousands)
Revenues
Life Marketing	$1,324,409	$1,233,654	$1,193,927
Acquisitions	1,186,579	1,064,295	982,821
Annuities	569,004	610,489	633,185
Stable Value Products	122,974	123,274	170,455
Asset Protection	296,782	294,146	282,587
Corporate and Other	104,922	130,202	145,610
Total revenues	$3,604,670	$3,456,060	$3,408,585
Segment Operating Income (Loss)
Life Marketing	$106,812	$102,114	$96,110
Acquisitions	154,003	171,060	157,393
Annuities	166,278	117,778	79,373
Stable Value Products	80,561	60,329	56,780
Asset Protection	20,148	9,765	16,892
Corporate and Other	(74,620)	1,119	6,985
Total segment operating income	453,182	462,165	413,533
Realized investment (losses) gains — investments(1)	(140,236)	188,729	194,866
Realized investment (losses) gains — derivatives	109,553	(191,315)	(133,124)
Income tax expense	(130,897)	(151,043)	(151,519)
Net Income	$291,602	$308,536	$323,756
Investment gains (losses)(2)	$(143,984)	$174,692	$200,432
Less: amortization related to DAC/VOBA and benefits settelement expenses	(3,748)	(14,037)	5,566
Realized investment gains (losses) in investments	$(140,236)	$188,729	$194,866
Derivative gains (losses)(3)	$82,161	$(227,816)	$(155,005)
Less: VA GMWB economic cost	(27,392)	(36,501)	(21,881)
Realized investment gains (losses) — derivatives	$109,553	$(191,315)	$(133,124)
Net investment income
Life Marketing	$521,219	$486,374	$446,014
Acquisitions	617,298	550,334	529,261
Annuities	468,329	504,342	507,229
Stable Value Products	123,798	128,239	145,150
Asset Protection	19,046	19,698	21,650
Corporate and Other	86,498	100,351	104,140
Total net investment income	$1,836,188	$1,789,338	$1,753,444

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

24.  OPERATING SEGMENTS — (Continued)

	For The Year Ended December 31,
	2013	2012	2011
	(Dollars In Thousands)
Amortization of DAC and VOBA
Life Marketing	$25,774	$45,079	$87,461
Acquisitions	72,762	77,251	75,041
Annuities	31,498	45,319	57,201
Stable Value Products	398	947	4,556
Asset Protection	23,603	22,569	22,607
Corporate and Other	625	1,018	2,654
Total amortization of DAC and VOBA	$154,660	$192,183	$249,520

(1)  Includes credit related other-than-temporary impairments of $22.4 million, $58.1 million, and $47.3 million for the year ended December 31, 2013, 2012, and 2011, respectively.

(2)  Includes realized investment gains (losses) before related amortization.

(3)  Includes realized gains (losses) on derivatives before the VA GMWB economic cost.

	Operating Segment Assets As of December 31, 2013
	(Dollars In Thousands)
	Life Marketing	Acquisitions	Annuities	Stable Value Products
Investments and other assets	$13,135,914	$20,201,081	$20,029,310	$2,558,551
Deferred policy acquisition costs and value of business acquired	2,071,470	813,239	554,974	1,001
Goodwill	—	32,517	—	—
Total assets	$15,207,384	$21,046,837	$20,584,284	$2,559,552
	Asset Protection	Corporate and Other	Adjustments	Total Consolidated
Investments and other assets	$777,388	$8,006,256	$16,762	$64,725,262
Deferred policy acquisition costs and value of business acquired	49,275	646	—	3,490,605
Goodwill	48,158	—	—	80,675
Total assets	$874,821	$8,006,902	$16,762	$68,296,542
	Operating Segment Assets As of December 31, 2012
	(Dollars In Thousands)
	Life Marketing	Acquisitions	Annuities	Stable Value Products
Investments and other assets	$12,171,384	$11,312,550	$17,649,488	$2,509,160
Deferred policy acquisition costs and value of business acquired	2,001,708	679,746	491,184	1,399
Goodwill	—	35,615	—	—
Total assets	$14,173,092	$12,027,911	$18,140,672	$2,510,559

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

24.  OPERATING SEGMENTS — (Continued)

	Operating Segment Assets As of December 31, 2012
	(Dollars In Thousands)
	Asset Protection	Corporate and Other	Adjustments	Total Consolidated
Investments and other assets	$740,153	$9,446,057	$19,662	$53,848,454
Deferred policy acquisition costs and value of business acquired	50,253	1,066	—	3,225,356
Goodwill	48,158	—	—	83,773
Total assets	$838,564	$9,447,123	$19,662	$57,157,583

25.  CONSOLIDATED QUARTERLY RESULTS — UNAUDITED

The Company's unaudited consolidated quarterly operating data for the year ended December 31, 2013 and 2012 is presented below. In the opinion of management, all adjustments (consisting only of normal recurring items) necessary for a fair statement of quarterly results have been reflected in the following data. It is also management's opinion, however, that quarterly operating data for insurance enterprises are not necessarily indicative of results that may be expected in succeeding quarters or years. In order to obtain a more accurate indication of performance, there should be a review of operating results, changes in shareowners' equity, and cash flows for a period of several quarters.

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(Dollars In Thousands, Except Per Share Amounts)
2013
Premiums and policy fees	$723,200	$752,752	$653,664	$837,706
Reinsurance ceded	(325,840)	(396,777)	(277,628)	(387,192)
Net of reinsurance ceded	397,360	355,975	376,036	450,514
Net investment income	439,012	447,064	434,772	515,340
Realized investment gains (losses)	(5,223)	(47,636)	4,263	(13,227)
Other income	54,434	60,638	65,523	69,825
Total revenues	885,583	816,041	880,594	1,022,452
Total benefits and expenses	775,769	737,114	767,239	902,049
Income before income tax	109,814	78,927	113,355	120,403
Income tax expense	35,936	25,923	37,107	31,931
Net income	$73,878	$53,004	$76,248	$88,472

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

25.  CONSOLIDATED QUARTERLY RESULTS — (Continued)

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(Dollars In Thousands, Except Per Share Amounts)
2012
Premiums and policy fees	$692,398	$707,720	$681,324	$717,948
Reinsurance ceded	(296,295)	(336,119)	(311,862)	(365,821)
Net of reinsurance ceded	396,103	371,601	369,462	352,127
Net investment income	443,532	438,648	446,374	460,784
Realized investment gains (losses)	(13,022)	6,669	(2,686)	(44,085)
Other income	75,142	50,121	51,046	54,244
Total revenues	901,755	867,039	864,196	823,070
Total benefits and expenses	760,687	749,974	757,507	728,313
Income before income tax	141,068	117,065	106,689	94,757
Income tax expense	45,212	35,438	35,778	34,615
Net income	$95,856	$81,627	$70,911	$60,142

26.  SUBSEQUENT EVENTS

The Company has evaluated the effects of events subsequent to December 31, 2013, and through the date we filed our consolidated financial statements with the United States Securities and Exchange Commission. All accounting and disclosure requirements related to subsequent events are included in our consolidated financial statements.

SCHEDULE III — SUPPLEMENTARY INSURANCE INFORMATION

PROTECTIVE LIFE CORPORATION AND SUBSIDIARIES

Segment	Deferred Policy Acquisition Costs and Value of Businesses Acquired	Future Policy Benefits and Claims	Unearned Premiums	Stable Value Products, Annuity Contracts and Other Policyholders' Funds	Net Premiums and Policy Fees	Net Investment Income(1)	Benefits and Settlement Expenses	Amortization of Deferred Policy Acquisitions Costs and Value of Businesses Acquired	Other Operating Expenses(1)	Premiums Written(2)
	(Dollars In Thousands)
For The Year Ended December 31, 2013:
Life Marketing	$2,071,470	$13,504,869	$812,929	$311,290	$796,109	$521,219	$1,143,132	$25,774	$46,263	$173
Acquisitions	813,239	15,121,574	4,680	4,734,487	519,477	617,298	851,386	72,762	78,244	24,781
Annuities	554,974	1,037,348	102,734	7,228,119	80,343	468,329	318,173	31,498	110,266	—
Stable Value Products	1,001	—	—	2,559,552	—	123,798	41,793	398	1,805	—
Asset Protection	49,275	49,362	578,755	1,556	165,807	19,046	97,174	23,603	155,857	157,629
Corporate and Other	646	67,805	1,296	64,181	18,149	86,498	22,330	625	161,088	18,141
Total	$3,490,605	$29,780,958	$1,500,394	$14,899,185	$1,579,885	$1,836,188	$2,473,988	$154,660	$553,523	$200,724
For The Year Ended December 31, 2012:
Life Marketing	$2,001,708	$12,733,602	$698,862	$277,919	$743,361	$486,374	$1,054,645	$45,079	$31,816	$161
Acquisitions	679,746	7,666,423	8,367	3,514,838	459,835	550,334	716,893	77,251	51,714	29,874
Annuities	491,184	1,102,577	103,316	7,372,471	97,902	504,342	369,622	45,319	100,848	—
Stable Value Products	1,399	—	—	2,510,559	—	128,239	64,790	947	2,174	—
Asset Protection	50,253	51,279	540,766	1,790	168,656	19,698	91,778	22,569	170,034	159,927
Corporate and Other	1,066	72,184	1,561	58,430	19,539	100,351	19,393	1,018	130,591	19,456
Total	$3,225,356	$21,626,065	$1,352,872	$13,736,007	$1,489,293	$1,789,338	$2,317,121	$192,183	$487,177	$209,418
For The Year Ended December 31, 2011:
Life Marketing	$1,912,916	$11,755,841	$589,027	$274,870	$744,819	$446,014	$978,098	$87,461	$32,258	$196
Acquisitions	824,277	7,804,207	6,792	3,669,366	414,823	529,261	662,293	75,041	55,792	22,386
Annuities	435,462	1,175,690	103,314	7,497,370	68,319	507,229	390,788	57,201	84,996	—
Stable Value Products	2,347	—	—	2,769,510	—	145,150	81,256	4,556	2,557	—
Asset Protection	46,606	53,987	517,274	1,645	170,898	21,650	88,257	22,607	154,831	161,387
Corporate and Other	1,612	78,002	1,851	50,113	21,361	104,140	21,528	2,654	131,136	21,107
Total	$3,223,220	$20,867,727	$1,218,258	$14,262,874	$1,420,220	$1,753,444	$2,222,220	$249,520	$461,570	$205,076

(1)  Allocations of Net Investment Income and Other Operating Expenses are based on a number of assumptions and estimates and results would change if different methods were applied.

(2)  Excludes Life Insurance

SCHEDULE IV — REINSURANCE

PROTECTIVE LIFE INSURANCE COMPANY AND SUBSIDIARIES

	Gross Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount		Percentage of Amount Assumed to Net
	(Dollars In Thousands)
For The Year Ended December 31, 2013:
Life insurance in-force	$726,697,151	$416,809,287	$46,752,176	$356,640,040		13.1%
Premiums and policy fees:
Life insurance	2,371,871	1,299,631	306,921	1,379,161	(1)	22.3
Accident/health insurance	45,262	20,011	24,291	49,542		49.0
Property and liability insurance	211,000	67,796	7,978	151,182		5.3
Total	$2,628,133	$1,387,438	$339,190	$1,579,885
For The Year Ended December 31, 2012:
Life insurance in-force	$706,415,969	$444,950,866	$30,470,432	$291,935,535		10.4%
Premiums and policy fees:
Life insurance	2,226,614	1,228,444	281,711	1,279,881	(1)	22.0
Accident/health insurance	38,873	12,065	29,413	56,221		52.3
Property and liability insurance	216,014	69,589	6,765	153,190		4.4
Total	$2,481,501	$1,310,098	$317,889	$1,489,292
For The Year Ended December 31, 2011:
Life insurance in-force	$728,670,260	$469,530,487	$32,812,882	$291,952,655		11.2%
Premiums and policy fees:
Life insurance	2,245,359	1,278,273	248,467	1,215,553	(1)	20.4
Accident/health insurance	43,161	14,415	21,719	50,465		43.0
Property and liability insurance	219,267	71,225	6,160	154,202		4.0
Total	$2,507,787	$1,363,913	$276,346	$1,420,220

(1)  Includes annuity policy fees of $88.7 million, $103.8 million, and $74.9 million for the years ended December 31, 2013, 2012, and 2011, respectively.

SCHEDULE V — VALUATION AND QUALIFYING ACCOUNTS

PROTECTIVE LIFE INSURANCE COMPANY AND SUBSIDIARIES

		Additions
Description	Balance at beginning of period	Charged to costs and expenses	Charges to other accounts	Deductions	Balance at end of period
	(Dollars In Thousands)
2013
Allowance for losses on commercial mortgage loans	$2,875	$7,093	$—	$(6,838)	$3,130
2012
Allowance for losses on commercial mortgage loans	$4,975	$6,240	$—	$(8,340)	$2,875
2011
Allowance for losses on commercial mortgage loans	$11,650	$9,603	$—	$(16,278)	$4,975

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

(a)  Financial Statements:

All required financial statements are included in Part A and Part B of this Registration Statement.

(b)  Exhibits:

1.  Resolution of the Board of Directors of Protective Life Insurance Company authorizing establishment of the Protective Life Variable Annuity Separate Account(2)

2.  Not applicable

3.  (a)  Form of Distribution Agreement among Protective Life Insurance Company, Investment Distributors, Inc. and the Protective Life Variable Annuity Separate Account(14)

(b)  Form of Distribution Agreement between Investment Distributors, Inc. and broker-dealers(2)

(c)  Distribution Agreement between IDI and PLICO(16)

  (i)  Second Amended Distribution Agreement between IDI and PLICO(20)

4.  (a)  Protective Dimensions Contract(15)

(b)  Max Anniversary Value Death Benefit(15)

(c)  Guaranteed Account Endorsement(15)

(d)  Waiver of Surrender Charge Endorsement(15)

(e)  Return of Purchase Payments Death Benefit Rider(15)

(f)  Annuity Option Bonus Endorsement(15)

(g)  Benefit Based Fee Endorsement(15)

(h)  SecurePay Rider(15)

(i)  SecurePay FX Rider(15)

  (i)  Revised SecurePay FX Rider(18)

  (ii)  Revised SecurePay FX Rider(19)

(j)  Roth IRA Endorsement(15)

(k)  Traditional IRA Endorsement(15)

(l)  Medical Evaluation(15)

(m)  Increased Withdrawal Percentage(15)

(n)  Enhanced Death Benefit(15)

5.  Protective Dimensions Application(15)

6.  (a)  Charter of Protective Life Insurance Company(1)

(b)  By-Laws of Protective Life Insurance Company(1)

(c)  2002 Amended and Restated Charter of Protective Life Insurance Company(10)

(d)  2002 Amended and Restated By-Laws of Protective Life Insurance Company(10)

(e)  2011 Amended and Restated Charter of Protective Life Insurance Company(15)

(f)  2011 Amended and Restated By-Laws of Protective Life Insurance Company(15)

7.  Reinsurance Agreement (Not applicable)

8.  (a)  Participation Agreement (Oppenheimer Variable Account Funds)(3)

(b)  Participation Agreement (MFS Variable Insurance Trust)(3)

  (i)  Form of Amended and Restated Participation Agreement re MFS Variable Insurance Trust II (MFS Variable Insurance Trust)(17)

(c)  Participation Agreement (Van Kampen Life Investment Trust)(5)

(d)  Participation Agreement (Lord Abbett Series Fund)(6)

(e)  Participation Agreement for Class II Shares (Van Kampen)(4)

(f)  Form of Participation Agreement for Service Class Shares (Oppenheimer Variable Account Funds)(4)

(g)  Form of Participation Agreement for Service Class Shares (Universal Institutional Funds, Inc.)(4)

(h)  Form of Amended and Restated Participation Agreement (MFS Variable Insurance Trust)(4)

(i)  Form of Participation Agreement (Goldman Sachs Variable Insurance Trust)(7)

  (i)  Amendment to Participation Agreement re Summary Prospectus (Goldman Sachs Variable Insurance Trust)(13)

(j)  Participation Agreement (Fidelity Variable Insurance Products)(8)

(k)  Participation Agreement (Franklin Templeton Variable Insurance Products Trust)(9)

  (i)  Amendment to Participation Agreement re Summary Prospectus (Franklin Templeton Variable Insurance Products Trust)(13)

(l)  Amended and Restated Participation Agreement (Fidelity Variable Insurance Products)(9)

(m)  Rule 22c-2 Shareholder Information Agreement (Fidelity Variable Insurance Products)(10)

(n)  Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable Insurance Products Trust)(10)

(o)  Rule 22c-2 Shareholder Information Agreement (Goldman Sachs Variable Insurance Trust)(10)

(p)  Rule 22c-2 Shareholder Information Agreement (Lord Abbett Series Fund)(10)

(q)  Rule 22c-2 Shareholder Information Agreement (MFS Variable Insurance Trust)(10)

(r)  Rule 22c-2 Shareholder Information Agreement (Oppenheimer Variable Account Funds)(10)

(s)  Rule 22c-2 Shareholder Information Agreement (Universal Institutional Funds, Inc.)(10)

(t)  Rule 22c-2 Shareholder Information Agreement (Van Kampen Life Investment Trust)(10)

(u)  Participation Agreement (American Funds Insurance Series)(11)

(v)  Rule 22c-2 Shareholder Information Agreement (American Funds Insurance Series)(11)

(w)  Participation Agreement (Legg Mason)(12)

(x)  Participation Agreement (Royce Capital)(12)

(y)  Participation Agreement (PIMCO)(12)

  (i)  Form of Novation of and Amendment to Participation Agreement (PIMCO Variable Insurance Trust)(13)

  (ii)  Form of Amendment to Participation Agreement re Summary Prospectuses (PIMCO Variable Insurance Trust)(13)

(z)  Rule 22c-2 Information Sharing Agreement (Royce)(12)

(aa)  Participation Agreement (AIM Variable Insurance Funds (Invesco Variable Insurance Funds))(13)

9.  Opinion and Consent of Max Berueffy, Esq.(15)

10.  (a)  Consent of Sutherland, Asbill & Brennan, LLP(22)

(b)  Consent of PricewaterhouseCoopers LLP(22)

11.  No financial statements will be omitted from Item 23

12.  Not applicable

13.  Not applicable

14.  Powers of attorney(21)

(1)  Incorporated herein by reference to the initial filing of the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on October 28, 1993.

(2)  Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on February 23, 1994.

(3)  Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on April 30, 1997.

(4)  Incorporated herein by reference to Post-Effective Amendment No. 47 to the Form N-4 Registration Statement, (File No. 333-94047), filed with the Commission on April 30, 2003.

(5)  Incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on April 20, 2000.

(6)  Incorporated herein by reference to Post-Effective Amendment No. 3 to the Form N-4 Registration Statement (File No. 333-94047), filed with the Commission on April 25, 2002.

(7)  Incorporated herein by reference to the initial Registration Statement on Form N-4 (File No. 333-112892), filed with the Commission on February 17, 2004.

(8)  Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-107331), filed with the Commission on November 26, 2003.

(9)  Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-116813), filed with the Commission on April 28, 2006.

(10)  Incorporated herein by reference to Post-Effective Amendment No.17 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on April 27, 2007.

(11)  Incorporated herein by reference to Post-Effective Amendment No. 11 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on April 30, 2008.

(12)  Incorporated herein by reference to Post-Effective Amendment No. 15 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on October 28, 2009.

(13)  Incorporated herein by reference to Post Effective Amendment No. 19 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on April 25, 2011.

(14)  Incorporated herein by reference to Post-Effective Amendment No. 6 to the Form N-4 Registration Statement (File No. 333-153041), filed with the Commission on June 17, 2011.

(15)  Incorporated herein by reference to the initial filing of the Form N-4 Registration Statement, (File No. 333-176657) filed with the Commission on September 2, 2011.

(16)  Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form N-4 Registration Statement (File No. 333-153041) filed with the Commission on September 16, 2011.

(17)  Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-176657) filed with the Commission on April 24, 2012.

(18)  Incorporated herein by reference to Post-Effective Amendment No. 3 to the Form N-4 Registration Statement (File No. 333-176657) filed with the Commission on June 20, 2012.

(19)  Incorporated herein by reference to Post-Effective Amendment No. 6 to the Form N-4 Registration Statement (File No. 333-176657) filed with the Commission on November 16, 2012.

(20)  Incorporated herein by reference to the Post Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-190294) filed with the Commission on April 25, 2014.

(21)  Incorporated herein by reference to the Post-Effective Amendment No. 9 to the Form N-4 Registration Statement (File No. 333-176657), filed with the Commission on April 28, 2014.

(22)  Filed herein.

Item 25. Directors and Officers of Depositor.

Name and Principal Business Address	Position and Offices with Depositor
John D. Johns	Chairman of the Board, Chief Executive Officer, President, and Director
Richard J. Bielen	Vice Chairman and Chief Financial Officer and Director
Carl S. Thigpen	Executive Vice President, Chief Investment Officer and Director
Deborah J. Long	Executive Vice President, General Counsel and Secretary
Michael G. Temple	Executive Vice President and Chief Risk Officer
John Sawyer	Senior Vice President and Chief Distribution Officer
Nancy Kane	Senior Vice President, Acquisitions and Corporate Development
Frank Sottosanti	Senior Vice President and Chief Marketing Officer
Lance Black	Senior Vice President and Treasurer
Scott Karchunas	Senior Vice President, Asset Protection Division
Wayne E. Stuenkel	Senior Vice President and Chief Actuary
Steven G. Walker	Senior Vice President, Controller and Chief Accounting Officer
Phil Passafiume	Senior Vice President and Director, Fixed Income
Robert Bedwell	Senior Vice President, Mortgage Loans
Mark Cyphert	Senior Vice President and Chief Information and Operations Officer
Stephane Goyer	Senior Vice President and Head of Insurance Risk
Richard Kurtz	Senior Vice President, Dealer Sales, APD
Aaron C. Seurkamp	Senior Vice President, Life Sales
Steve M. Callaway	Senior Vice President and Senior Associate Counsel
David M. Loper	Senior Vice President and Senior Associate Counsel
Barrie B. Stokes	Senior Vice President and Senior Associate Counsel

*  Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama 35223.

Item 26. Persons Controlled by or Under Common Control With the Depositor and Registrant.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding voting common stock is owned by Protective Life Corporation. Protective Life Corporation is described more fully in the prospectus included in this registration statement. Various companies and other entities controlled by Protective Life Corporation may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth in Exhibit 21 to Form 10-K of Protective Life Corporation for the fiscal year ended December 31, 2013 (File No. 1-11339) filed with the Commission on February 28, 2014.

Item 27. Number of Contractowners.

As of June 30, 2014, there were 28,860 contract owners of Protective Dimensions individual flexible premium deferred variable and fixed annuity contracts offered by Registrant.

Item 28. Indemnification of Directors and Officers.

Article XI of the By-laws of Protective Life provides, in substance, that any of Protective Life's directors and officers, who is a party or is threatened to be made a party to any action, suit or proceeding, other than an action by or in the right of Protective Life, by reason of the fact that he is or was an officer or director, shall be indemnified by Protective Life against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such claim, action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. If the claim, action or suit is or was by or in the right of Protective Life to procure a judgment in its favor, such person shall be indemnified by Protective Life against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to Protective Life unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper. To the extent that a director or officer has been successful on the merits or otherwise in defense of any such action, suit or proceeding, or in defense of any claim, issue or matter therein, he shall be indemnified by Protective Life against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith, not withstanding that he has not been successful on any other claim issue or matter in any such action, suit or proceeding. Unless ordered by a court, indemnification shall be made by Protective Life only as authorized in the specific case upon a determination that indemnification of the officer or director is proper in the circumstances because he has met the applicable standard of conduct Such determination shall be made (a) by the Board of Directors by a majority vote of a quorum consisting of directors who were not parties to, or who have been successful on the merits or otherwise with respect to, such claim action, suit or proceeding, or (b) if such a quorum is not obtainable, or, even if obtainable a quorum of disinterested directors so directs, by independent legal counsel in a written opinion or (c) by the shareholders.

In addition, the executive officers and directors are insured by PLC's Directors' and Officers' Liability Insurance Policy including Company Reimbursement and are indemnified by a written contract with PLC which supplements such coverage.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter.

(a)  Investment Distributors, Inc. ("IDI") is the principal underwriter of the Contracts as defined in the Investment Company Act of 1940. IDI is also principal underwriter for the Protective Variable Life Separate Account and Variable Annuity Account A of Protective Life.

(b)  The following information is furnished with respect to the officers and directors of Investment Distributors, Inc.

Name and Principal Business Address*	Position and Offices	Position and Offices with Registrant
Edwin V. Caldwell	President and Director	Vice President, New Business Operations, Life and Annuity Division
Barry K. Brown	Assistant Secretary	Second Vice President, LLC Commissions
Steve M. Callaway	Chief Compliance Officer, Secretary and Director	None
Julena Johnson	Assistant Compliance Officer	Senior Compliance Analyst II
Carol Majewski	Assistant Compliance Officer	Director II, Compliance Officer
Letitia Morsch	Assistant Secretary	Second Vice President, Annuity and VUL Administration
Lawrence Debnar	Assistant Financial Officer	Vice President, Financial Reporting
Joseph F. Gilmer	Chief Financial Officer and Director	Assistant Vice President, Annuity Financial Reporting
Rayburn Tennant	Chief Financial Officer	None

*  Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama, 35223.

(c)  The following commissions were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Investment Distributors, Inc.	N/A	None	N/A	N/A

Item 30. Location of Accounts and Records.

All accounts and records required to be maintained by Section 31(c) of the Investment Company Act of 1940 and the rules thereunder are maintained by Protective Life Insurance Company at 2801 Highway 280 South, Birmingham, Alabama 35223.

Item 31. Management Services.

All management contracts are discussed in Part A or Part B.

Item 32. Undertakings.

(a)  Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

(b)  Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectuses that the applicant can remove to send for a Statement of Additional Information.

(c)  Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

(d)  Protective Life hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Protective Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant of this Registration Statement hereby certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Post-Effective Amendment to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham, State of Alabama, on August 25, 2014.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

BY:  *

  John D. Johns, President
  Protective Life Insurance Company

PROTECTIVE LIFE INSURANCE COMPANY

BY:  *

  John D. Johns, President
  Protective Life Insurance Company

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-4 has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
* John D. Johns	Chairman of the Board, President and Director (Principal Executive Officer)	August 25, 2014
* Richard J. Bielen	Vice Chairman, Chief Financial Officer and Director (Principal Financial Officer)	August 25, 2014
* Steven G. Walker	Senior Vice President, Controller and Chief Accounting Officer (Principal Accounting Officer)	August 25, 2014
* Carl S. Thigpen	Executive Vice President, Chief Investment Officer and Director	August 25, 2014
*BY: /S/ MAX BERUEFFY Max Berueffy Attorney-in-Fact		August 25, 2014

Exhibit List

10.  (a)  Consent of Sutherland, Asbill & Brennan, LLP

(b)  Consent of PricewaterhouseCoopers LLP